Shareholder Report	12 Months Ended
Sep. 30, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	MassMutual Select Funds
Entity Central Index Key	0000916053
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
Class I
Shareholder Report [Line Items]
Fund Name	MassMutual Total Return Bond Fund
Class Name	Class I
Trading Symbol	MSPZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Total Return Bond Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$35	0.33%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.33%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the Bloomberg U.S. Aggregate Bond Index:
• The Fund’s duration and yield curve positioning were favorable for Fund performance
• Security selection and allocation to MBS was positive
• Other securitized assets in CMBS and ABS also aided performance
Top detractors to the Fund’s performance relative to the Bloomberg U.S. Aggregate Bond Index:
• The Fund’s underweight to corporate credit in investment grade detracted as credit was an area of strength and spreads declined
• Selection in U.S. Treasury securities with the Fund’s positioning emphasis on intermediate maturities while treasuries of longer-term maturities outperformed

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class I - without sales charge	12.62	0.57	1.95
Bloomberg U.S. Aggregate Bond Index	11.57	0.33	1.84

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 705,300,000
Holdings Count | $ / shares	538
Advisory Fees Paid, Amount	$ 2,370,990
Investment Company Portfolio Turnover	508.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$705.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	538
Total Advisory Fees Paid During the Reporting Period	$2,370,990
Portfolio Turnover Rate	508%

Holdings [Text Block]

Portfolio Characteristics (% of Total Investments)
U.S. Government Agency Obligations and Instrumentalities	35.1%
U.S. Treasury Obligations	30.0%
Non-U.S. Government Agency Obligations	15.6%
Corporate Debt	14.9%
Repurchase Agreement	1.5%
Bank Loans	1.2%
Municipal Obligations	0.5%
Sovereign Debt Obligations	0.5%
Investment of Cash Collateral from Securities Loaned	0.4%
Common Stock	0.1%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%, and the expense cap for Class A shares was adjusted from 0.88% to 0.83% to coincide with this change.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class R5
Shareholder Report [Line Items]
Fund Name	MassMutual Total Return Bond Fund
Class Name	Class R5
Trading Symbol	MSPSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Total Return Bond Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$46	0.43%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.43%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the Bloomberg U.S. Aggregate Bond Index:
• The Fund’s duration and yield curve positioning were favorable for Fund performance
• Security selection and allocation to MBS was positive
• Other securitized assets in CMBS and ABS also aided performance
Top detractors to the Fund’s performance relative to the Bloomberg U.S. Aggregate Bond Index:
• The Fund’s underweight to corporate credit in investment grade detracted as credit was an area of strength and spreads declined
• Selection in U.S. Treasury securities with the Fund’s positioning emphasis on intermediate maturities while treasuries of longer-term maturities outperformed

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class R5 - without sales charge	12.58	0.47	1.85
Bloomberg U.S. Aggregate Bond Index	11.57	0.33	1.84

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 705,300,000
Holdings Count | $ / shares	538
Advisory Fees Paid, Amount	$ 2,370,990
Investment Company Portfolio Turnover	508.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$705.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	538
Total Advisory Fees Paid During the Reporting Period	$2,370,990
Portfolio Turnover Rate	508%

Holdings [Text Block]

Portfolio Characteristics (% of Total Investments)
U.S. Government Agency Obligations and Instrumentalities	35.1%
U.S. Treasury Obligations	30.0%
Non-U.S. Government Agency Obligations	15.6%
Corporate Debt	14.9%
Repurchase Agreement	1.5%
Bank Loans	1.2%
Municipal Obligations	0.5%
Sovereign Debt Obligations	0.5%
Investment of Cash Collateral from Securities Loaned	0.4%
Common Stock	0.1%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%, and the expense cap for Class A shares was adjusted from 0.88% to 0.83% to coincide with this change.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Service Class
Shareholder Report [Line Items]
Fund Name	MassMutual Total Return Bond Fund
Class Name	Service Class
Trading Symbol	MSPHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Total Return Bond Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$56	0.53%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the Bloomberg U.S. Aggregate Bond Index:
• The Fund’s duration and yield curve positioning were favorable for Fund performance
• Security selection and allocation to MBS was positive
• Other securitized assets in CMBS and ABS also aided performance
Top detractors to the Fund’s performance relative to the Bloomberg U.S. Aggregate Bond Index:
• The Fund’s underweight to corporate credit in investment grade detracted as credit was an area of strength and spreads declined
• Selection in U.S. Treasury securities with the Fund’s positioning emphasis on intermediate maturities while treasuries of longer-term maturities outperformed

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Service Class - without sales charge	12.45	0.37	1.74
Bloomberg U.S. Aggregate Bond Index	11.57	0.33	1.84

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 705,300,000
Holdings Count | $ / shares	538
Advisory Fees Paid, Amount	$ 2,370,990
Investment Company Portfolio Turnover	508.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$705.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	538
Total Advisory Fees Paid During the Reporting Period	$2,370,990
Portfolio Turnover Rate	508%

Holdings [Text Block]

Portfolio Characteristics (% of Total Investments)
U.S. Government Agency Obligations and Instrumentalities	35.1%
U.S. Treasury Obligations	30.0%
Non-U.S. Government Agency Obligations	15.6%
Corporate Debt	14.9%
Repurchase Agreement	1.5%
Bank Loans	1.2%
Municipal Obligations	0.5%
Sovereign Debt Obligations	0.5%
Investment of Cash Collateral from Securities Loaned	0.4%
Common Stock	0.1%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%, and the expense cap for Class A shares was adjusted from 0.88% to 0.83% to coincide with this change.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Administrative Class
Shareholder Report [Line Items]
Fund Name	MassMutual Total Return Bond Fund
Class Name	Administrative Class
Trading Symbol	MSPLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Total Return Bond Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$67	0.63%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the Bloomberg U.S. Aggregate Bond Index:
• The Fund’s duration and yield curve positioning were favorable for Fund performance
• Security selection and allocation to MBS was positive
• Other securitized assets in CMBS and ABS also aided performance
Top detractors to the Fund’s performance relative to the Bloomberg U.S. Aggregate Bond Index:
• The Fund’s underweight to corporate credit in investment grade detracted as credit was an area of strength and spreads declined
• Selection in U.S. Treasury securities with the Fund’s positioning emphasis on intermediate maturities while treasuries of longer-term maturities outperformed

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Administrative Class - without sales charge	12.20	0.25	1.64
Bloomberg U.S. Aggregate Bond Index	11.57	0.33	1.84

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 705,300,000
Holdings Count | $ / shares	538
Advisory Fees Paid, Amount	$ 2,370,990
Investment Company Portfolio Turnover	508.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$705.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	538
Total Advisory Fees Paid During the Reporting Period	$2,370,990
Portfolio Turnover Rate	508%

Holdings [Text Block]

Portfolio Characteristics (% of Total Investments)
U.S. Government Agency Obligations and Instrumentalities	35.1%
U.S. Treasury Obligations	30.0%
Non-U.S. Government Agency Obligations	15.6%
Corporate Debt	14.9%
Repurchase Agreement	1.5%
Bank Loans	1.2%
Municipal Obligations	0.5%
Sovereign Debt Obligations	0.5%
Investment of Cash Collateral from Securities Loaned	0.4%
Common Stock	0.1%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%, and the expense cap for Class A shares was adjusted from 0.88% to 0.83% to coincide with this change.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class R4
Shareholder Report [Line Items]
Fund Name	MassMutual Total Return Bond Fund
Class Name	Class R4
Trading Symbol	MSPGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Total Return Bond Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$83	0.78%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the Bloomberg U.S. Aggregate Bond Index:
• The Fund’s duration and yield curve positioning were favorable for Fund performance
• Security selection and allocation to MBS was positive
• Other securitized assets in CMBS and ABS also aided performance
Top detractors to the Fund’s performance relative to the Bloomberg U.S. Aggregate Bond Index:
• The Fund’s underweight to corporate credit in investment grade detracted as credit was an area of strength and spreads declined
• Selection in U.S. Treasury securities with the Fund’s positioning emphasis on intermediate maturities while treasuries of longer-term maturities outperformed

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class R4 - without sales charge	12.06	0.11	1.49
Bloomberg U.S. Aggregate Bond Index	11.57	0.33	1.84

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 705,300,000
Holdings Count | $ / shares	538
Advisory Fees Paid, Amount	$ 2,370,990
Investment Company Portfolio Turnover	508.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$705.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	538
Total Advisory Fees Paid During the Reporting Period	$2,370,990
Portfolio Turnover Rate	508%

Holdings [Text Block]

Portfolio Characteristics (% of Total Investments)
U.S. Government Agency Obligations and Instrumentalities	35.1%
U.S. Treasury Obligations	30.0%
Non-U.S. Government Agency Obligations	15.6%
Corporate Debt	14.9%
Repurchase Agreement	1.5%
Bank Loans	1.2%
Municipal Obligations	0.5%
Sovereign Debt Obligations	0.5%
Investment of Cash Collateral from Securities Loaned	0.4%
Common Stock	0.1%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%, and the expense cap for Class A shares was adjusted from 0.88% to 0.83% to coincide with this change.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class A
Shareholder Report [Line Items]
Fund Name	MassMutual Total Return Bond Fund
Class Name	Class A
Trading Symbol	MPTRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Total Return Bond Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$90	0.85%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the Bloomberg U.S. Aggregate Bond Index:
• The Fund’s duration and yield curve positioning were favorable for Fund performance
• Security selection and allocation to MBS was positive
• Other securitized assets in CMBS and ABS also aided performance
Top detractors to the Fund’s performance relative to the Bloomberg U.S. Aggregate Bond Index:
• The Fund’s underweight to corporate credit in investment grade detracted as credit was an area of strength and spreads declined
• Selection in U.S. Treasury securities with the Fund’s positioning emphasis on intermediate maturities while treasuries of longer-term maturities outperformed

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class A - without sales charge	12.03	0.02	1.40
Class A - with maximum sales charge	7.27	-0.84	0.96
Bloomberg U.S. Aggregate Bond Index	11.57	0.33	1.84

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 705,300,000
Holdings Count | $ / shares	538
Advisory Fees Paid, Amount	$ 2,370,990
Investment Company Portfolio Turnover	508.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$705.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	538
Total Advisory Fees Paid During the Reporting Period	$2,370,990
Portfolio Turnover Rate	508%

Holdings [Text Block]

Portfolio Characteristics (% of Total Investments)
U.S. Government Agency Obligations and Instrumentalities	35.1%
U.S. Treasury Obligations	30.0%
Non-U.S. Government Agency Obligations	15.6%
Corporate Debt	14.9%
Repurchase Agreement	1.5%
Bank Loans	1.2%
Municipal Obligations	0.5%
Sovereign Debt Obligations	0.5%
Investment of Cash Collateral from Securities Loaned	0.4%
Common Stock	0.1%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%, and the expense cap for Class A shares was adjusted from 0.88% to 0.83% to coincide with this change.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class R3
Shareholder Report [Line Items]
Fund Name	MassMutual Total Return Bond Fund
Class Name	Class R3
Trading Symbol	MSPNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Total Return Bond Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$109	1.03%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	1.03%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the Bloomberg U.S. Aggregate Bond Index:
• The Fund’s duration and yield curve positioning were favorable for Fund performance
• Security selection and allocation to MBS was positive
• Other securitized assets in CMBS and ABS also aided performance
Top detractors to the Fund’s performance relative to the Bloomberg U.S. Aggregate Bond Index:
• The Fund’s underweight to corporate credit in investment grade detracted as credit was an area of strength and spreads declined
• Selection in U.S. Treasury securities with the Fund’s positioning emphasis on intermediate maturities while treasuries of longer-term maturities outperformed

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class R3 - without sales charge	11.85	-0.12	1.24
Bloomberg U.S. Aggregate Bond Index	11.57	0.33	1.84

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 705,300,000
Holdings Count | $ / shares	538
Advisory Fees Paid, Amount	$ 2,370,990
Investment Company Portfolio Turnover	508.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$705.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	538
Total Advisory Fees Paid During the Reporting Period	$2,370,990
Portfolio Turnover Rate	508%

Holdings [Text Block]

Portfolio Characteristics (% of Total Investments)
U.S. Government Agency Obligations and Instrumentalities	35.1%
U.S. Treasury Obligations	30.0%
Non-U.S. Government Agency Obligations	15.6%
Corporate Debt	14.9%
Repurchase Agreement	1.5%
Bank Loans	1.2%
Municipal Obligations	0.5%
Sovereign Debt Obligations	0.5%
Investment of Cash Collateral from Securities Loaned	0.4%
Common Stock	0.1%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%, and the expense cap for Class A shares was adjusted from 0.88% to 0.83% to coincide with this change.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class I
Shareholder Report [Line Items]
Fund Name	MassMutual Diversified Value Fund
Class Name	Class I
Trading Symbol	MDDIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Diversified Value Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$73	0.64%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell 1000® Value Index:
• An underweight allocation to and stock selection within the information technology sector
• Stock selection within the health care sector
• An overweight allocation to and stock selection within the financials sector
Top detractors to the Fund’s performance relative to the Russell 1000 Value Index:
• An overweight allocation to and stock selection within the energy sector
• Stock selection within the materials sector
• Stock selection within the consumer staples sector

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class I - without sales charge	29.01	11.84	9.87
Russell 3000 Index[1]	35.19	15.26	12.83
Russell 1000 Value Index	27.76	10.69	9.23
[1]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 634,100,000
Holdings Count | $ / shares	232
Advisory Fees Paid, Amount	$ 1,243,976
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$634.1
Total Number of Portfolio Holdings (includes derivative positions, if any)	232
Total Advisory Fees Paid During the Reporting Period	$1,243,976
Portfolio Turnover Rate	46%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
JP Morgan Chase & Co.	5.0%
AbbVie, Inc.	3.5%
Johnson & Johnson	2.7%
Bank of America Corp.	2.7%
Chevron Corp.	2.2%
Lowe’s Cos., Inc.	2.1%
Caterpillar, Inc.	1.9%
Verizon Communications, Inc.	1.9%
Philip Morris International, Inc.	1.9%
Wells Fargo & Co.	1.7%

Sectors (% of Total Investments)
Financials	30.0%
Health Care	16.3%
Industrials	12.4%
Consumer Discretionary	8.3%
Energy	7.3%
Consumer Staples	6.2%
Communication Services	5.9%
Information Technology	4.5%
Utilities	4.2%
Materials	2.8%
Exchange-Traded Funds	1.7%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
Effective March 26, 2024, T. Rowe Price Associates, Inc. was removed as a subadviser to the Fund.
On September 23, 2024, the MassMutual Fundamental Value Fund was merged into the Fund and shareholders of the MassMutual Fundamental Value Fund became shareholders of the Fund.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class R5
Shareholder Report [Line Items]
Fund Name	MassMutual Diversified Value Fund
Class Name	Class R5
Trading Symbol	MDVSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Diversified Value Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$86	0.75%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell 1000® Value Index:
• An underweight allocation to and stock selection within the information technology sector
• Stock selection within the health care sector
• An overweight allocation to and stock selection within the financials sector
Top detractors to the Fund’s performance relative to the Russell 1000 Value Index:
• An overweight allocation to and stock selection within the energy sector
• Stock selection within the materials sector
• Stock selection within the consumer staples sector

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class R5 - without sales charge	28.97	11.73	9.76
Russell 3000 Index[1]	35.19	15.26	12.83
Russell 1000 Value Index	27.76	10.69	9.23
[2]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 634,100,000
Holdings Count | $ / shares	232
Advisory Fees Paid, Amount	$ 1,243,976
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$634.1
Total Number of Portfolio Holdings (includes derivative positions, if any)	232
Total Advisory Fees Paid During the Reporting Period	$1,243,976
Portfolio Turnover Rate	46%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
JP Morgan Chase & Co.	5.0%
AbbVie, Inc.	3.5%
Johnson & Johnson	2.7%
Bank of America Corp.	2.7%
Chevron Corp.	2.2%
Lowe’s Cos., Inc.	2.1%
Caterpillar, Inc.	1.9%
Verizon Communications, Inc.	1.9%
Philip Morris International, Inc.	1.9%
Wells Fargo & Co.	1.7%

Sectors (% of Total Investments)
Financials	30.0%
Health Care	16.3%
Industrials	12.4%
Consumer Discretionary	8.3%
Energy	7.3%
Consumer Staples	6.2%
Communication Services	5.9%
Information Technology	4.5%
Utilities	4.2%
Materials	2.8%
Exchange-Traded Funds	1.7%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
Effective March 26, 2024, T. Rowe Price Associates, Inc. was removed as a subadviser to the Fund.
On September 23, 2024, the MassMutual Fundamental Value Fund was merged into the Fund and shareholders of the MassMutual Fundamental Value Fund became shareholders of the Fund.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Service Class
Shareholder Report [Line Items]
Fund Name	MassMutual Diversified Value Fund
Class Name	Service Class
Trading Symbol	MDVYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Diversified Value Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$97	0.85%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell 1000® Value Index:
• An underweight allocation to and stock selection within the information technology sector
• Stock selection within the health care sector
• An overweight allocation to and stock selection within the financials sector
Top detractors to the Fund’s performance relative to the Russell 1000 Value Index:
• An overweight allocation to and stock selection within the energy sector
• Stock selection within the materials sector
• Stock selection within the consumer staples sector

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Service Class - without sales charge	28.86	11.62	9.65
Russell 3000 Index[1]	35.19	15.26	12.83
Russell 1000 Value Index	27.76	10.69	9.23
[3]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 634,100,000
Holdings Count | $ / shares	232
Advisory Fees Paid, Amount	$ 1,243,976
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$634.1
Total Number of Portfolio Holdings (includes derivative positions, if any)	232
Total Advisory Fees Paid During the Reporting Period	$1,243,976
Portfolio Turnover Rate	46%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
JP Morgan Chase & Co.	5.0%
AbbVie, Inc.	3.5%
Johnson & Johnson	2.7%
Bank of America Corp.	2.7%
Chevron Corp.	2.2%
Lowe’s Cos., Inc.	2.1%
Caterpillar, Inc.	1.9%
Verizon Communications, Inc.	1.9%
Philip Morris International, Inc.	1.9%
Wells Fargo & Co.	1.7%

Sectors (% of Total Investments)
Financials	30.0%
Health Care	16.3%
Industrials	12.4%
Consumer Discretionary	8.3%
Energy	7.3%
Consumer Staples	6.2%
Communication Services	5.9%
Information Technology	4.5%
Utilities	4.2%
Materials	2.8%
Exchange-Traded Funds	1.7%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
Effective March 26, 2024, T. Rowe Price Associates, Inc. was removed as a subadviser to the Fund.
On September 23, 2024, the MassMutual Fundamental Value Fund was merged into the Fund and shareholders of the MassMutual Fundamental Value Fund became shareholders of the Fund.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Administrative Class
Shareholder Report [Line Items]
Fund Name	MassMutual Diversified Value Fund
Class Name	Administrative Class
Trading Symbol	MDDLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Diversified Value Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$109	0.95%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell 1000® Value Index:
• An underweight allocation to and stock selection within the information technology sector
• Stock selection within the health care sector
• An overweight allocation to and stock selection within the financials sector
Top detractors to the Fund’s performance relative to the Russell 1000 Value Index:
• An overweight allocation to and stock selection within the energy sector
• Stock selection within the materials sector
• Stock selection within the consumer staples sector

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Administrative Class - without sales charge	28.74	11.51	9.54
Russell 3000 Index[1]	35.19	15.26	12.83
Russell 1000 Value Index	27.76	10.69	9.23
[4]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 634,100,000
Holdings Count | $ / shares	232
Advisory Fees Paid, Amount	$ 1,243,976
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$634.1
Total Number of Portfolio Holdings (includes derivative positions, if any)	232
Total Advisory Fees Paid During the Reporting Period	$1,243,976
Portfolio Turnover Rate	46%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
JP Morgan Chase & Co.	5.0%
AbbVie, Inc.	3.5%
Johnson & Johnson	2.7%
Bank of America Corp.	2.7%
Chevron Corp.	2.2%
Lowe’s Cos., Inc.	2.1%
Caterpillar, Inc.	1.9%
Verizon Communications, Inc.	1.9%
Philip Morris International, Inc.	1.9%
Wells Fargo & Co.	1.7%

Sectors (% of Total Investments)
Financials	30.0%
Health Care	16.3%
Industrials	12.4%
Consumer Discretionary	8.3%
Energy	7.3%
Consumer Staples	6.2%
Communication Services	5.9%
Information Technology	4.5%
Utilities	4.2%
Materials	2.8%
Exchange-Traded Funds	1.7%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
Effective March 26, 2024, T. Rowe Price Associates, Inc. was removed as a subadviser to the Fund.
On September 23, 2024, the MassMutual Fundamental Value Fund was merged into the Fund and shareholders of the MassMutual Fundamental Value Fund became shareholders of the Fund.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class R4
Shareholder Report [Line Items]
Fund Name	MassMutual Diversified Value Fund
Class Name	Class R4
Trading Symbol	MDDRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Diversified Value Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$125	1.09%

Expenses Paid, Amount	$ 125
Expense Ratio, Percent	1.09%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell 1000® Value Index:
• An underweight allocation to and stock selection within the information technology sector
• Stock selection within the health care sector
• An overweight allocation to and stock selection within the financials sector
Top detractors to the Fund’s performance relative to the Russell 1000 Value Index:
• An overweight allocation to and stock selection within the energy sector
• Stock selection within the materials sector
• Stock selection within the consumer staples sector

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class R4 - without sales charge	28.57	11.35	9.39
Russell 3000 Index[1]	35.19	15.26	12.83
Russell 1000 Value Index	27.76	10.69	9.23
[5]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 634,100,000
Holdings Count | $ / shares	232
Advisory Fees Paid, Amount	$ 1,243,976
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$634.1
Total Number of Portfolio Holdings (includes derivative positions, if any)	232
Total Advisory Fees Paid During the Reporting Period	$1,243,976
Portfolio Turnover Rate	46%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
JP Morgan Chase & Co.	5.0%
AbbVie, Inc.	3.5%
Johnson & Johnson	2.7%
Bank of America Corp.	2.7%
Chevron Corp.	2.2%
Lowe’s Cos., Inc.	2.1%
Caterpillar, Inc.	1.9%
Verizon Communications, Inc.	1.9%
Philip Morris International, Inc.	1.9%
Wells Fargo & Co.	1.7%

Sectors (% of Total Investments)
Financials	30.0%
Health Care	16.3%
Industrials	12.4%
Consumer Discretionary	8.3%
Energy	7.3%
Consumer Staples	6.2%
Communication Services	5.9%
Information Technology	4.5%
Utilities	4.2%
Materials	2.8%
Exchange-Traded Funds	1.7%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
Effective March 26, 2024, T. Rowe Price Associates, Inc. was removed as a subadviser to the Fund.
On September 23, 2024, the MassMutual Fundamental Value Fund was merged into the Fund and shareholders of the MassMutual Fundamental Value Fund became shareholders of the Fund.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class A
Shareholder Report [Line Items]
Fund Name	MassMutual Diversified Value Fund
Class Name	Class A
Trading Symbol	MDDAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Diversified Value Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$133	1.16%

Expenses Paid, Amount	$ 133
Expense Ratio, Percent	1.16%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell 1000® Value Index:
• An underweight allocation to and stock selection within the information technology sector
• Stock selection within the health care sector
• An overweight allocation to and stock selection within the financials sector
Top detractors to the Fund’s performance relative to the Russell 1000 Value Index:
• An overweight allocation to and stock selection within the energy sector
• Stock selection within the materials sector
• Stock selection within the consumer staples sector

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class A - without sales charge	28.45	11.23	9.27
Class A - with maximum sales charge	21.38	9.98	8.65
Russell 3000 Index[1]	35.19	15.26	12.83
Russell 1000 Value Index	27.76	10.69	9.23
[6]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 634,100,000
Holdings Count | $ / shares	232
Advisory Fees Paid, Amount	$ 1,243,976
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$634.1
Total Number of Portfolio Holdings (includes derivative positions, if any)	232
Total Advisory Fees Paid During the Reporting Period	$1,243,976
Portfolio Turnover Rate	46%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
JP Morgan Chase & Co.	5.0%
AbbVie, Inc.	3.5%
Johnson & Johnson	2.7%
Bank of America Corp.	2.7%
Chevron Corp.	2.2%
Lowe’s Cos., Inc.	2.1%
Caterpillar, Inc.	1.9%
Verizon Communications, Inc.	1.9%
Philip Morris International, Inc.	1.9%
Wells Fargo & Co.	1.7%

Sectors (% of Total Investments)
Financials	30.0%
Health Care	16.3%
Industrials	12.4%
Consumer Discretionary	8.3%
Energy	7.3%
Consumer Staples	6.2%
Communication Services	5.9%
Information Technology	4.5%
Utilities	4.2%
Materials	2.8%
Exchange-Traded Funds	1.7%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
Effective March 26, 2024, T. Rowe Price Associates, Inc. was removed as a subadviser to the Fund.
On September 23, 2024, the MassMutual Fundamental Value Fund was merged into the Fund and shareholders of the MassMutual Fundamental Value Fund became shareholders of the Fund.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class R3
Shareholder Report [Line Items]
Fund Name	MassMutual Diversified Value Fund
Class Name	Class R3
Trading Symbol	MDVNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Diversified Value Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$154	1.35%

Expenses Paid, Amount	$ 154
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell 1000® Value Index:
• An underweight allocation to and stock selection within the information technology sector
• Stock selection within the health care sector
• An overweight allocation to and stock selection within the financials sector
Top detractors to the Fund’s performance relative to the Russell 1000 Value Index:
• An overweight allocation to and stock selection within the energy sector
• Stock selection within the materials sector
• Stock selection within the consumer staples sector

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class R3 - without sales charge	28.30	11.08	9.11
Russell 3000 Index[1]	35.19	15.26	12.83
Russell 1000 Value Index	27.76	10.69	9.23
[7]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 634,100,000
Holdings Count | $ / shares	232
Advisory Fees Paid, Amount	$ 1,243,976
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$634.1
Total Number of Portfolio Holdings (includes derivative positions, if any)	232
Total Advisory Fees Paid During the Reporting Period	$1,243,976
Portfolio Turnover Rate	46%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
JP Morgan Chase & Co.	5.0%
AbbVie, Inc.	3.5%
Johnson & Johnson	2.7%
Bank of America Corp.	2.7%
Chevron Corp.	2.2%
Lowe’s Cos., Inc.	2.1%
Caterpillar, Inc.	1.9%
Verizon Communications, Inc.	1.9%
Philip Morris International, Inc.	1.9%
Wells Fargo & Co.	1.7%

Sectors (% of Total Investments)
Financials	30.0%
Health Care	16.3%
Industrials	12.4%
Consumer Discretionary	8.3%
Energy	7.3%
Consumer Staples	6.2%
Communication Services	5.9%
Information Technology	4.5%
Utilities	4.2%
Materials	2.8%
Exchange-Traded Funds	1.7%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
Effective March 26, 2024, T. Rowe Price Associates, Inc. was removed as a subadviser to the Fund.
On September 23, 2024, the MassMutual Fundamental Value Fund was merged into the Fund and shareholders of the MassMutual Fundamental Value Fund became shareholders of the Fund.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class Y
Shareholder Report [Line Items]
Fund Name	MassMutual Diversified Value Fund
Class Name	Class Y
Trading Symbol	MMNBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Diversified Value Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$86	0.75%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell 1000® Value Index:
• An underweight allocation to and stock selection within the information technology sector
• Stock selection within the health care sector
• An overweight allocation to and stock selection within the financials sector
Top detractors to the Fund’s performance relative to the Russell 1000 Value Index:
• An overweight allocation to and stock selection within the energy sector
• Stock selection within the materials sector
• Stock selection within the consumer staples sector

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	Since Inception (02/01/2023)
Class Y - without sales charge	29.02	12.94
Russell 3000 Index[1]	35.19	23.53
Russell 1000 Value Index	27.76	13.60
[8]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 634,100,000
Holdings Count | $ / shares	232
Advisory Fees Paid, Amount	$ 1,243,976
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$634.1
Total Number of Portfolio Holdings (includes derivative positions, if any)	232
Total Advisory Fees Paid During the Reporting Period	$1,243,976
Portfolio Turnover Rate	46%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
JP Morgan Chase & Co.	5.0%
AbbVie, Inc.	3.5%
Johnson & Johnson	2.7%
Bank of America Corp.	2.7%
Chevron Corp.	2.2%
Lowe’s Cos., Inc.	2.1%
Caterpillar, Inc.	1.9%
Verizon Communications, Inc.	1.9%
Philip Morris International, Inc.	1.9%
Wells Fargo & Co.	1.7%

Sectors (% of Total Investments)
Financials	30.0%
Health Care	16.3%
Industrials	12.4%
Consumer Discretionary	8.3%
Energy	7.3%
Consumer Staples	6.2%
Communication Services	5.9%
Information Technology	4.5%
Utilities	4.2%
Materials	2.8%
Exchange-Traded Funds	1.7%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
Effective March 26, 2024, T. Rowe Price Associates, Inc. was removed as a subadviser to the Fund.
On September 23, 2024, the MassMutual Fundamental Value Fund was merged into the Fund and shareholders of the MassMutual Fundamental Value Fund became shareholders of the Fund.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class I
Shareholder Report [Line Items]
Fund Name	MM S&P 500® Index Fund
Class Name	Class I
Trading Symbol	MMIZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MM S&P 500® Index Fund* (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$17	0.14%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.14%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the S&P 500® Index:
• The Fund’s performance was largely driven by the performance of a small number of mega-capitalization or the Magnificent Seven stocks
• The performance from the technology sector was highly favorable to the Fund’s returns
• The communication services and pharmaceuticals sectors were other strong positive contributors
Top detractors to the Fund’s performance relative to the S&P 500 Index:
• Detractors to Fund performance were mostly energy and energy-related sectors, and specific names in the auto sector and select technology sectors

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class I - without sales charge	36.07	15.85	13.25
S&P 500 Index	36.35	15.98	13.38

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 2,375,400,000
Holdings Count | $ / shares	523
Advisory Fees Paid, Amount	$ 2,499,349
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$2,375.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	523
Total Advisory Fees Paid During the Reporting Period	$2,499,349
Portfolio Turnover Rate	4%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Apple, Inc.	7.2%
Microsoft Corp.	6.5%
NVIDIA Corp.	6.1%
Amazon.com, Inc.	3.6%
Meta Platforms, Inc. Class A	2.6%
Alphabet, Inc. Class A	2.0%
Berkshire Hathaway, Inc. Class B	1.7%
Alphabet, Inc. Class C	1.6%
Broadcom, Inc.	1.6%
Tesla, Inc.	1.5%

Sectors (% of Total Investments)
Information Technology	31.5%
Financials	12.9%
Health Care	11.6%
Consumer Discretionary	10.0%
Communication Services	8.8%
Industrials	8.5%
Consumer Staples	5.9%
Energy	3.3%
Utilities	2.5%
Real Estate	2.3%
Materials	2.2%

Class R5
Shareholder Report [Line Items]
Fund Name	MM S&P 500® Index Fund
Class Name	Class R5
Trading Symbol	MIEZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MM S&P 500® Index Fund* (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$28	0.24%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.24%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the S&P 500® Index:
• The Fund’s performance was largely driven by the performance of a small number of mega-capitalization or the Magnificent Seven stocks
• The performance from the technology sector was highly favorable to the Fund’s returns
• The communication services and pharmaceuticals sectors were other strong positive contributors
Top detractors to the Fund’s performance relative to the S&P 500 Index:
• Detractors to Fund performance were mostly energy and energy-related sectors, and specific names in the auto sector and select technology sectors

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class R5 - without sales charge	35.96	15.73	13.14
S&P 500 Index	36.35	15.98	13.38

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 2,375,400,000
Holdings Count | $ / shares	523
Advisory Fees Paid, Amount	$ 2,499,349
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$2,375.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	523
Total Advisory Fees Paid During the Reporting Period	$2,499,349
Portfolio Turnover Rate	4%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Apple, Inc.	7.2%
Microsoft Corp.	6.5%
NVIDIA Corp.	6.1%
Amazon.com, Inc.	3.6%
Meta Platforms, Inc. Class A	2.6%
Alphabet, Inc. Class A	2.0%
Berkshire Hathaway, Inc. Class B	1.7%
Alphabet, Inc. Class C	1.6%
Broadcom, Inc.	1.6%
Tesla, Inc.	1.5%

Sectors (% of Total Investments)
Information Technology	31.5%
Financials	12.9%
Health Care	11.6%
Consumer Discretionary	10.0%
Communication Services	8.8%
Industrials	8.5%
Consumer Staples	5.9%
Energy	3.3%
Utilities	2.5%
Real Estate	2.3%
Materials	2.2%

Service Class
Shareholder Report [Line Items]
Fund Name	MM S&P 500® Index Fund
Class Name	Service Class
Trading Symbol	MMIEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MM S&P 500® Index Fund* (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$46	0.39%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the S&P 500® Index:
• The Fund’s performance was largely driven by the performance of a small number of mega-capitalization or the Magnificent Seven stocks
• The performance from the technology sector was highly favorable to the Fund’s returns
• The communication services and pharmaceuticals sectors were other strong positive contributors
Top detractors to the Fund’s performance relative to the S&P 500 Index:
• Detractors to Fund performance were mostly energy and energy-related sectors, and specific names in the auto sector and select technology sectors

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Service Class - without sales charge	35.74	15.56	12.96
S&P 500 Index	36.35	15.98	13.38

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 2,375,400,000
Holdings Count | $ / shares	523
Advisory Fees Paid, Amount	$ 2,499,349
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$2,375.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	523
Total Advisory Fees Paid During the Reporting Period	$2,499,349
Portfolio Turnover Rate	4%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Apple, Inc.	7.2%
Microsoft Corp.	6.5%
NVIDIA Corp.	6.1%
Amazon.com, Inc.	3.6%
Meta Platforms, Inc. Class A	2.6%
Alphabet, Inc. Class A	2.0%
Berkshire Hathaway, Inc. Class B	1.7%
Alphabet, Inc. Class C	1.6%
Broadcom, Inc.	1.6%
Tesla, Inc.	1.5%

Sectors (% of Total Investments)
Information Technology	31.5%
Financials	12.9%
Health Care	11.6%
Consumer Discretionary	10.0%
Communication Services	8.8%
Industrials	8.5%
Consumer Staples	5.9%
Energy	3.3%
Utilities	2.5%
Real Estate	2.3%
Materials	2.2%

Administrative Class
Shareholder Report [Line Items]
Fund Name	MM S&P 500® Index Fund
Class Name	Administrative Class
Trading Symbol	MIEYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MM S&P 500® Index Fund* (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$58	0.49%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the S&P 500® Index:
• The Fund’s performance was largely driven by the performance of a small number of mega-capitalization or the Magnificent Seven stocks
• The performance from the technology sector was highly favorable to the Fund’s returns
• The communication services and pharmaceuticals sectors were other strong positive contributors
Top detractors to the Fund’s performance relative to the S&P 500 Index:
• Detractors to Fund performance were mostly energy and energy-related sectors, and specific names in the auto sector and select technology sectors

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Administrative Class - without sales charge	35.72	15.45	12.86
S&P 500 Index	36.35	15.98	13.38

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 2,375,400,000
Holdings Count | $ / shares	523
Advisory Fees Paid, Amount	$ 2,499,349
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$2,375.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	523
Total Advisory Fees Paid During the Reporting Period	$2,499,349
Portfolio Turnover Rate	4%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Apple, Inc.	7.2%
Microsoft Corp.	6.5%
NVIDIA Corp.	6.1%
Amazon.com, Inc.	3.6%
Meta Platforms, Inc. Class A	2.6%
Alphabet, Inc. Class A	2.0%
Berkshire Hathaway, Inc. Class B	1.7%
Alphabet, Inc. Class C	1.6%
Broadcom, Inc.	1.6%
Tesla, Inc.	1.5%

Sectors (% of Total Investments)
Information Technology	31.5%
Financials	12.9%
Health Care	11.6%
Consumer Discretionary	10.0%
Communication Services	8.8%
Industrials	8.5%
Consumer Staples	5.9%
Energy	3.3%
Utilities	2.5%
Real Estate	2.3%
Materials	2.2%

Class R4
Shareholder Report [Line Items]
Fund Name	MM S&P 500® Index Fund
Class Name	Class R4
Trading Symbol	MIEAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MM S&P 500® Index Fund* (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$75	0.64%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the S&P 500® Index:
• The Fund’s performance was largely driven by the performance of a small number of mega-capitalization or the Magnificent Seven stocks
• The performance from the technology sector was highly favorable to the Fund’s returns
• The communication services and pharmaceuticals sectors were other strong positive contributors
Top detractors to the Fund’s performance relative to the S&P 500 Index:
• Detractors to Fund performance were mostly energy and energy-related sectors, and specific names in the auto sector and select technology sectors

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class R4 - without sales charge	35.46	15.28	12.69
S&P 500 Index	36.35	15.98	13.38

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 2,375,400,000
Holdings Count | $ / shares	523
Advisory Fees Paid, Amount	$ 2,499,349
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$2,375.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	523
Total Advisory Fees Paid During the Reporting Period	$2,499,349
Portfolio Turnover Rate	4%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Apple, Inc.	7.2%
Microsoft Corp.	6.5%
NVIDIA Corp.	6.1%
Amazon.com, Inc.	3.6%
Meta Platforms, Inc. Class A	2.6%
Alphabet, Inc. Class A	2.0%
Berkshire Hathaway, Inc. Class B	1.7%
Alphabet, Inc. Class C	1.6%
Broadcom, Inc.	1.6%
Tesla, Inc.	1.5%

Sectors (% of Total Investments)
Information Technology	31.5%
Financials	12.9%
Health Care	11.6%
Consumer Discretionary	10.0%
Communication Services	8.8%
Industrials	8.5%
Consumer Staples	5.9%
Energy	3.3%
Utilities	2.5%
Real Estate	2.3%
Materials	2.2%

Class A
Shareholder Report [Line Items]
Fund Name	MM S&P 500® Index Fund
Class Name	Class A
Trading Symbol	MMFFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MM S&P 500® Index Fund* (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$87	0.74%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the S&P 500® Index:
• The Fund’s performance was largely driven by the performance of a small number of mega-capitalization or the Magnificent Seven stocks
• The performance from the technology sector was highly favorable to the Fund’s returns
• The communication services and pharmaceuticals sectors were other strong positive contributors
Top detractors to the Fund’s performance relative to the S&P 500 Index:
• Detractors to Fund performance were mostly energy and energy-related sectors, and specific names in the auto sector and select technology sectors

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class A - without sales charge	35.29	15.16	12.57
Class A - with maximum sales charge	27.85	13.86	11.94
S&P 500 Index	36.35	15.98	13.38

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 2,375,400,000
Holdings Count | $ / shares	523
Advisory Fees Paid, Amount	$ 2,499,349
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$2,375.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	523
Total Advisory Fees Paid During the Reporting Period	$2,499,349
Portfolio Turnover Rate	4%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Apple, Inc.	7.2%
Microsoft Corp.	6.5%
NVIDIA Corp.	6.1%
Amazon.com, Inc.	3.6%
Meta Platforms, Inc. Class A	2.6%
Alphabet, Inc. Class A	2.0%
Berkshire Hathaway, Inc. Class B	1.7%
Alphabet, Inc. Class C	1.6%
Broadcom, Inc.	1.6%
Tesla, Inc.	1.5%

Sectors (% of Total Investments)
Information Technology	31.5%
Financials	12.9%
Health Care	11.6%
Consumer Discretionary	10.0%
Communication Services	8.8%
Industrials	8.5%
Consumer Staples	5.9%
Energy	3.3%
Utilities	2.5%
Real Estate	2.3%
Materials	2.2%

Class R3
Shareholder Report [Line Items]
Fund Name	MM S&P 500® Index Fund
Class Name	Class R3
Trading Symbol	MMINX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MM S&P 500® Index Fund* (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$105	0.89%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the S&P 500® Index:
• The Fund’s performance was largely driven by the performance of a small number of mega-capitalization or the Magnificent Seven stocks
• The performance from the technology sector was highly favorable to the Fund’s returns
• The communication services and pharmaceuticals sectors were other strong positive contributors
Top detractors to the Fund’s performance relative to the S&P 500 Index:
• Detractors to Fund performance were mostly energy and energy-related sectors, and specific names in the auto sector and select technology sectors

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class R3 - without sales charge	35.06	14.98	12.40
S&P 500 Index	36.35	15.98	13.38

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 2,375,400,000
Holdings Count | $ / shares	523
Advisory Fees Paid, Amount	$ 2,499,349
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$2,375.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	523
Total Advisory Fees Paid During the Reporting Period	$2,499,349
Portfolio Turnover Rate	4%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Apple, Inc.	7.2%
Microsoft Corp.	6.5%
NVIDIA Corp.	6.1%
Amazon.com, Inc.	3.6%
Meta Platforms, Inc. Class A	2.6%
Alphabet, Inc. Class A	2.0%
Berkshire Hathaway, Inc. Class B	1.7%
Alphabet, Inc. Class C	1.6%
Broadcom, Inc.	1.6%
Tesla, Inc.	1.5%

Sectors (% of Total Investments)
Information Technology	31.5%
Financials	12.9%
Health Care	11.6%
Consumer Discretionary	10.0%
Communication Services	8.8%
Industrials	8.5%
Consumer Staples	5.9%
Energy	3.3%
Utilities	2.5%
Real Estate	2.3%
Materials	2.2%

Class I
Shareholder Report [Line Items]
Fund Name	MassMutual Equity Opportunities Fund
Class Name	Class I
Trading Symbol	MFVZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Equity Opportunities Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$86	0.76%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell 1000® Index:
• An underweight allocation to the energy sector
• An overweight allocation to the financials sector
• Stock selection within the consumer staples sector
Top detractors to the Fund’s performance relative to the Russell 1000 Index:
• An underweight allocation to and stock selection within the information technology sector
• Stock selection within the consumer discretionary sector
• Stock selection within the industrials sector

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class I - without sales charge	26.74	11.58	11.26
S&P 500 Index[1]	36.35	15.98	13.38
Russell 1000 Index	35.68	15.64	13.10
[9]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 650,000,000.0
Holdings Count | $ / shares	69
Advisory Fees Paid, Amount	$ 4,391,601
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$650.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	69
Total Advisory Fees Paid During the Reporting Period	$4,391,601
Portfolio Turnover Rate	31%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Microsoft Corp.	3.8%
McDonald’s Corp.	3.7%
Chubb Ltd.	3.5%
UnitedHealth Group, Inc.	3.5%
Accenture PLC Class A	3.3%
TJX Cos., Inc.	3.2%
Apple, Inc.	3.2%
Linde PLC	3.1%
NIKE, Inc. Class B	3.1%
Visa, Inc. Class A	3.0%

Sectors (% of Total Investments)
Financials	21.1%
Information Technology	16.3%
Health Care	13.9%
Industrials	13.4%
Consumer Discretionary	10.9%
Consumer Staples	10.5%
Materials	4.7%
Real Estate	2.8%
Energy	2.3%
Utilities	2.0%
Communication Services	1.1%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class R5
Shareholder Report [Line Items]
Fund Name	MassMutual Equity Opportunities Fund
Class Name	Class R5
Trading Symbol	MFVSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Equity Opportunities Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$97	0.86%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell 1000® Index:
• An underweight allocation to the energy sector
• An overweight allocation to the financials sector
• Stock selection within the consumer staples sector
Top detractors to the Fund’s performance relative to the Russell 1000 Index:
• An underweight allocation to and stock selection within the information technology sector
• Stock selection within the consumer discretionary sector
• Stock selection within the industrials sector

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class R5 - without sales charge	26.65	11.47	11.15
S&P 500 Index[1]	36.35	15.98	13.38
Russell 1000 Index	35.68	15.64	13.10
[10]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 650,000,000.0
Holdings Count | $ / shares	69
Advisory Fees Paid, Amount	$ 4,391,601
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$650.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	69
Total Advisory Fees Paid During the Reporting Period	$4,391,601
Portfolio Turnover Rate	31%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Microsoft Corp.	3.8%
McDonald’s Corp.	3.7%
Chubb Ltd.	3.5%
UnitedHealth Group, Inc.	3.5%
Accenture PLC Class A	3.3%
TJX Cos., Inc.	3.2%
Apple, Inc.	3.2%
Linde PLC	3.1%
NIKE, Inc. Class B	3.1%
Visa, Inc. Class A	3.0%

Sectors (% of Total Investments)
Financials	21.1%
Information Technology	16.3%
Health Care	13.9%
Industrials	13.4%
Consumer Discretionary	10.9%
Consumer Staples	10.5%
Materials	4.7%
Real Estate	2.8%
Energy	2.3%
Utilities	2.0%
Communication Services	1.1%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Service Class
Shareholder Report [Line Items]
Fund Name	MassMutual Equity Opportunities Fund
Class Name	Service Class
Trading Symbol	MMFYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Equity Opportunities Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$109	0.96%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell 1000® Index:
• An underweight allocation to the energy sector
• An overweight allocation to the financials sector
• Stock selection within the consumer staples sector
Top detractors to the Fund’s performance relative to the Russell 1000 Index:
• An underweight allocation to and stock selection within the information technology sector
• Stock selection within the consumer discretionary sector
• Stock selection within the industrials sector

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Service Class - without sales charge	26.44	11.36	11.04
S&P 500 Index[1]	36.35	15.98	13.38
Russell 1000 Index	35.68	15.64	13.10
[11]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 650,000,000.0
Holdings Count | $ / shares	69
Advisory Fees Paid, Amount	$ 4,391,601
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$650.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	69
Total Advisory Fees Paid During the Reporting Period	$4,391,601
Portfolio Turnover Rate	31%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Microsoft Corp.	3.8%
McDonald’s Corp.	3.7%
Chubb Ltd.	3.5%
UnitedHealth Group, Inc.	3.5%
Accenture PLC Class A	3.3%
TJX Cos., Inc.	3.2%
Apple, Inc.	3.2%
Linde PLC	3.1%
NIKE, Inc. Class B	3.1%
Visa, Inc. Class A	3.0%

Sectors (% of Total Investments)
Financials	21.1%
Information Technology	16.3%
Health Care	13.9%
Industrials	13.4%
Consumer Discretionary	10.9%
Consumer Staples	10.5%
Materials	4.7%
Real Estate	2.8%
Energy	2.3%
Utilities	2.0%
Communication Services	1.1%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Administrative Class
Shareholder Report [Line Items]
Fund Name	MassMutual Equity Opportunities Fund
Class Name	Administrative Class
Trading Symbol	MMFVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Equity Opportunities Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$120	1.06%

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell 1000® Index:
• An underweight allocation to the energy sector
• An overweight allocation to the financials sector
• Stock selection within the consumer staples sector
Top detractors to the Fund’s performance relative to the Russell 1000 Index:
• An underweight allocation to and stock selection within the information technology sector
• Stock selection within the consumer discretionary sector
• Stock selection within the industrials sector

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Administrative Class - without sales charge	26.41	11.25	10.93
S&P 500 Index[1]	36.35	15.98	13.38
Russell 1000 Index	35.68	15.64	13.10
[12]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 650,000,000.0
Holdings Count | $ / shares	69
Advisory Fees Paid, Amount	$ 4,391,601
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$650.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	69
Total Advisory Fees Paid During the Reporting Period	$4,391,601
Portfolio Turnover Rate	31%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Microsoft Corp.	3.8%
McDonald’s Corp.	3.7%
Chubb Ltd.	3.5%
UnitedHealth Group, Inc.	3.5%
Accenture PLC Class A	3.3%
TJX Cos., Inc.	3.2%
Apple, Inc.	3.2%
Linde PLC	3.1%
NIKE, Inc. Class B	3.1%
Visa, Inc. Class A	3.0%

Sectors (% of Total Investments)
Financials	21.1%
Information Technology	16.3%
Health Care	13.9%
Industrials	13.4%
Consumer Discretionary	10.9%
Consumer Staples	10.5%
Materials	4.7%
Real Estate	2.8%
Energy	2.3%
Utilities	2.0%
Communication Services	1.1%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class R4
Shareholder Report [Line Items]
Fund Name	MassMutual Equity Opportunities Fund
Class Name	Class R4
Trading Symbol	MFVFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Equity Opportunities Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$137	1.21%

Expenses Paid, Amount	$ 137
Expense Ratio, Percent	1.21%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell 1000® Index:
• An underweight allocation to the energy sector
• An overweight allocation to the financials sector
• Stock selection within the consumer staples sector
Top detractors to the Fund’s performance relative to the Russell 1000 Index:
• An underweight allocation to and stock selection within the information technology sector
• Stock selection within the consumer discretionary sector
• Stock selection within the industrials sector

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class R4 - without sales charge	26.19	11.09	10.76
S&P 500 Index[1]	36.35	15.98	13.38
Russell 1000 Index	35.68	15.64	13.10
[13]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 650,000,000.0
Holdings Count | $ / shares	69
Advisory Fees Paid, Amount	$ 4,391,601
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$650.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	69
Total Advisory Fees Paid During the Reporting Period	$4,391,601
Portfolio Turnover Rate	31%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Microsoft Corp.	3.8%
McDonald’s Corp.	3.7%
Chubb Ltd.	3.5%
UnitedHealth Group, Inc.	3.5%
Accenture PLC Class A	3.3%
TJX Cos., Inc.	3.2%
Apple, Inc.	3.2%
Linde PLC	3.1%
NIKE, Inc. Class B	3.1%
Visa, Inc. Class A	3.0%

Sectors (% of Total Investments)
Financials	21.1%
Information Technology	16.3%
Health Care	13.9%
Industrials	13.4%
Consumer Discretionary	10.9%
Consumer Staples	10.5%
Materials	4.7%
Real Estate	2.8%
Energy	2.3%
Utilities	2.0%
Communication Services	1.1%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class A
Shareholder Report [Line Items]
Fund Name	MassMutual Equity Opportunities Fund
Class Name	Class A
Trading Symbol	MFVAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Equity Opportunities Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$145	1.28%

Expenses Paid, Amount	$ 145
Expense Ratio, Percent	1.28%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell 1000® Index:
• An underweight allocation to the energy sector
• An overweight allocation to the financials sector
• Stock selection within the consumer staples sector
Top detractors to the Fund’s performance relative to the Russell 1000 Index:
• An underweight allocation to and stock selection within the information technology sector
• Stock selection within the consumer discretionary sector
• Stock selection within the industrials sector

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class A - without sales charge	26.08	10.99	10.65
Class A - with maximum sales charge	19.15	9.74	10.03
S&P 500 Index[1]	36.35	15.98	13.38
Russell 1000 Index	35.68	15.64	13.10
[14]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 650,000,000.0
Holdings Count | $ / shares	69
Advisory Fees Paid, Amount	$ 4,391,601
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$650.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	69
Total Advisory Fees Paid During the Reporting Period	$4,391,601
Portfolio Turnover Rate	31%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Microsoft Corp.	3.8%
McDonald’s Corp.	3.7%
Chubb Ltd.	3.5%
UnitedHealth Group, Inc.	3.5%
Accenture PLC Class A	3.3%
TJX Cos., Inc.	3.2%
Apple, Inc.	3.2%
Linde PLC	3.1%
NIKE, Inc. Class B	3.1%
Visa, Inc. Class A	3.0%

Sectors (% of Total Investments)
Financials	21.1%
Information Technology	16.3%
Health Care	13.9%
Industrials	13.4%
Consumer Discretionary	10.9%
Consumer Staples	10.5%
Materials	4.7%
Real Estate	2.8%
Energy	2.3%
Utilities	2.0%
Communication Services	1.1%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class R3
Shareholder Report [Line Items]
Fund Name	MassMutual Equity Opportunities Fund
Class Name	Class R3
Trading Symbol	MFVNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Equity Opportunities Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$165	1.46%

Expenses Paid, Amount	$ 165
Expense Ratio, Percent	1.46%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell 1000® Index:
• An underweight allocation to the energy sector
• An overweight allocation to the financials sector
• Stock selection within the consumer staples sector
Top detractors to the Fund’s performance relative to the Russell 1000 Index:
• An underweight allocation to and stock selection within the information technology sector
• Stock selection within the consumer discretionary sector
• Stock selection within the industrials sector

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class R3 - without sales charge	25.81	10.81	10.48
S&P 500 Index[1]	36.35	15.98	13.38
Russell 1000 Index	35.68	15.64	13.10
[15]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 650,000,000.0
Holdings Count | $ / shares	69
Advisory Fees Paid, Amount	$ 4,391,601
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$650.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	69
Total Advisory Fees Paid During the Reporting Period	$4,391,601
Portfolio Turnover Rate	31%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Microsoft Corp.	3.8%
McDonald’s Corp.	3.7%
Chubb Ltd.	3.5%
UnitedHealth Group, Inc.	3.5%
Accenture PLC Class A	3.3%
TJX Cos., Inc.	3.2%
Apple, Inc.	3.2%
Linde PLC	3.1%
NIKE, Inc. Class B	3.1%
Visa, Inc. Class A	3.0%

Sectors (% of Total Investments)
Financials	21.1%
Information Technology	16.3%
Health Care	13.9%
Industrials	13.4%
Consumer Discretionary	10.9%
Consumer Staples	10.5%
Materials	4.7%
Real Estate	2.8%
Energy	2.3%
Utilities	2.0%
Communication Services	1.1%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class Y
Shareholder Report [Line Items]
Fund Name	MassMutual Equity Opportunities Fund
Class Name	Class Y
Trading Symbol	MMZOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Equity Opportunities Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$97	0.86%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell 1000® Index:
• An underweight allocation to the energy sector
• An overweight allocation to the financials sector
• Stock selection within the consumer staples sector
Top detractors to the Fund’s performance relative to the Russell 1000 Index:
• An underweight allocation to and stock selection within the information technology sector
• Stock selection within the consumer discretionary sector
• Stock selection within the industrials sector

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	Since Inception (02/01/2023)
Class Y - without sales charge	26.57	13.54
S&P 500 Index[1]	36.35	25.04
Russell 1000 Index	35.68	24.33
[16]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 650,000,000.0
Holdings Count | $ / shares	69
Advisory Fees Paid, Amount	$ 4,391,601
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$650.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	69
Total Advisory Fees Paid During the Reporting Period	$4,391,601
Portfolio Turnover Rate	31%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Microsoft Corp.	3.8%
McDonald’s Corp.	3.7%
Chubb Ltd.	3.5%
UnitedHealth Group, Inc.	3.5%
Accenture PLC Class A	3.3%
TJX Cos., Inc.	3.2%
Apple, Inc.	3.2%
Linde PLC	3.1%
NIKE, Inc. Class B	3.1%
Visa, Inc. Class A	3.0%

Sectors (% of Total Investments)
Financials	21.1%
Information Technology	16.3%
Health Care	13.9%
Industrials	13.4%
Consumer Discretionary	10.9%
Consumer Staples	10.5%
Materials	4.7%
Real Estate	2.8%
Energy	2.3%
Utilities	2.0%
Communication Services	1.1%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class I
Shareholder Report [Line Items]
Fund Name	MassMutual Blue Chip Growth Fund
Class Name	Class I
Trading Symbol	MBCZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Blue Chip Growth Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$79	0.65%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell 1000® Growth Index:
• Stock selection within the information technology sector where an overweight allocation to NVIDIA Corp was particularly impactful
• Stock selection within the communication services sector where an overweight allocation to Netflix was particularly impactful
• An underweight allocation to the consumer staples sector
Top detractors to the Fund’s performance relative to the Russell 1000 Growth Index:
• Stock selection within the industrials sector where a significant overweight to Boeing was particularly impactful
• An overweight to, and stock selection within, the financials sector
• Stock selection within the consumer staples sector

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class I - without sales charge	43.54	16.62	15.28
Russell 3000 Index[1]	35.19	15.26	12.83
Russell 1000 Growth Index	42.19	19.74	16.52
[17]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 2,748,500,000
Holdings Count | $ / shares	114
Advisory Fees Paid, Amount	$ 15,223,053
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$2,748.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	114
Total Advisory Fees Paid During the Reporting Period	$15,223,053
Portfolio Turnover Rate	11%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
NVIDIA Corp.	10.6%
Microsoft Corp.	9.2%
Amazon.com, Inc.	7.0%
Meta Platforms, Inc. Class A	6.2%
Apple, Inc.	5.3%
Tesla, Inc.	4.3%
Visa, Inc. Class A	3.6%
Alphabet, Inc. Class A	3.3%
Alphabet, Inc. Class C	3.3%
Netflix, Inc.	3.2%

Sectors (% of Total Investments)
Information Technology	37.7%
Communication Services	17.9%
Consumer Discretionary	16.2%
Health Care	11.2%
Financials	8.6%
Industrials	3.6%
Consumer Staples	1.8%
Exchange-Traded Funds	0.8%
Utilities	0.5%
Materials	0.5%
Retail	0.2%
Energy	0.1%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
On September 23, 2024, the MassMutual Growth Opportunities Fund was merged into the Fund and shareholders of the MassMutual Growth Opportunities Fund became shareholders of the Fund.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class R5
Shareholder Report [Line Items]
Fund Name	MassMutual Blue Chip Growth Fund
Class Name	Class R5
Trading Symbol	MBCSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Blue Chip Growth Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$91	0.75%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell 1000® Growth Index:
• Stock selection within the information technology sector where an overweight allocation to NVIDIA Corp was particularly impactful
• Stock selection within the communication services sector where an overweight allocation to Netflix was particularly impactful
• An underweight allocation to the consumer staples sector
Top detractors to the Fund’s performance relative to the Russell 1000 Growth Index:
• Stock selection within the industrials sector where a significant overweight to Boeing was particularly impactful
• An overweight to, and stock selection within, the financials sector
• Stock selection within the consumer staples sector

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class R5 - without sales charge	43.42	16.51	15.17
Russell 3000 Index[1]	35.19	15.26	12.83
Russell 1000 Growth Index	42.19	19.74	16.52
[18]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 2,748,500,000
Holdings Count | $ / shares	114
Advisory Fees Paid, Amount	$ 15,223,053
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$2,748.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	114
Total Advisory Fees Paid During the Reporting Period	$15,223,053
Portfolio Turnover Rate	11%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
NVIDIA Corp.	10.6%
Microsoft Corp.	9.2%
Amazon.com, Inc.	7.0%
Meta Platforms, Inc. Class A	6.2%
Apple, Inc.	5.3%
Tesla, Inc.	4.3%
Visa, Inc. Class A	3.6%
Alphabet, Inc. Class A	3.3%
Alphabet, Inc. Class C	3.3%
Netflix, Inc.	3.2%

Sectors (% of Total Investments)
Information Technology	37.7%
Communication Services	17.9%
Consumer Discretionary	16.2%
Health Care	11.2%
Financials	8.6%
Industrials	3.6%
Consumer Staples	1.8%
Exchange-Traded Funds	0.8%
Utilities	0.5%
Materials	0.5%
Retail	0.2%
Energy	0.1%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
On September 23, 2024, the MassMutual Growth Opportunities Fund was merged into the Fund and shareholders of the MassMutual Growth Opportunities Fund became shareholders of the Fund.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Service Class
Shareholder Report [Line Items]
Fund Name	MassMutual Blue Chip Growth Fund
Class Name	Service Class
Trading Symbol	MBCYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Blue Chip Growth Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$103	0.85%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell 1000® Growth Index:
• Stock selection within the information technology sector where an overweight allocation to NVIDIA Corp was particularly impactful
• Stock selection within the communication services sector where an overweight allocation to Netflix was particularly impactful
• An underweight allocation to the consumer staples sector
Top detractors to the Fund’s performance relative to the Russell 1000 Growth Index:
• Stock selection within the industrials sector where a significant overweight to Boeing was particularly impactful
• An overweight to, and stock selection within, the financials sector
• Stock selection within the consumer staples sector

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Service Class - without sales charge	43.30	16.40	15.05
Russell 3000 Index[1]	35.19	15.26	12.83
Russell 1000 Growth Index	42.19	19.74	16.52
[19]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 2,748,500,000
Holdings Count | $ / shares	114
Advisory Fees Paid, Amount	$ 15,223,053
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$2,748.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	114
Total Advisory Fees Paid During the Reporting Period	$15,223,053
Portfolio Turnover Rate	11%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
NVIDIA Corp.	10.6%
Microsoft Corp.	9.2%
Amazon.com, Inc.	7.0%
Meta Platforms, Inc. Class A	6.2%
Apple, Inc.	5.3%
Tesla, Inc.	4.3%
Visa, Inc. Class A	3.6%
Alphabet, Inc. Class A	3.3%
Alphabet, Inc. Class C	3.3%
Netflix, Inc.	3.2%

Sectors (% of Total Investments)
Information Technology	37.7%
Communication Services	17.9%
Consumer Discretionary	16.2%
Health Care	11.2%
Financials	8.6%
Industrials	3.6%
Consumer Staples	1.8%
Exchange-Traded Funds	0.8%
Utilities	0.5%
Materials	0.5%
Retail	0.2%
Energy	0.1%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
On September 23, 2024, the MassMutual Growth Opportunities Fund was merged into the Fund and shareholders of the MassMutual Growth Opportunities Fund became shareholders of the Fund.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Administrative Class
Shareholder Report [Line Items]
Fund Name	MassMutual Blue Chip Growth Fund
Class Name	Administrative Class
Trading Symbol	MBCLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Blue Chip Growth Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$116	0.95%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell 1000® Growth Index:
• Stock selection within the information technology sector where an overweight allocation to NVIDIA Corp was particularly impactful
• Stock selection within the communication services sector where an overweight allocation to Netflix was particularly impactful
• An underweight allocation to the consumer staples sector
Top detractors to the Fund’s performance relative to the Russell 1000 Growth Index:
• Stock selection within the industrials sector where a significant overweight to Boeing was particularly impactful
• An overweight to, and stock selection within, the financials sector
• Stock selection within the consumer staples sector

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Administrative Class - without sales charge	43.17	16.28	14.93
Russell 3000 Index[1]	35.19	15.26	12.83
Russell 1000 Growth Index	42.19	19.74	16.52
[20]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 2,748,500,000
Holdings Count | $ / shares	114
Advisory Fees Paid, Amount	$ 15,223,053
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$2,748.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	114
Total Advisory Fees Paid During the Reporting Period	$15,223,053
Portfolio Turnover Rate	11%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
NVIDIA Corp.	10.6%
Microsoft Corp.	9.2%
Amazon.com, Inc.	7.0%
Meta Platforms, Inc. Class A	6.2%
Apple, Inc.	5.3%
Tesla, Inc.	4.3%
Visa, Inc. Class A	3.6%
Alphabet, Inc. Class A	3.3%
Alphabet, Inc. Class C	3.3%
Netflix, Inc.	3.2%

Sectors (% of Total Investments)
Information Technology	37.7%
Communication Services	17.9%
Consumer Discretionary	16.2%
Health Care	11.2%
Financials	8.6%
Industrials	3.6%
Consumer Staples	1.8%
Exchange-Traded Funds	0.8%
Utilities	0.5%
Materials	0.5%
Retail	0.2%
Energy	0.1%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
On September 23, 2024, the MassMutual Growth Opportunities Fund was merged into the Fund and shareholders of the MassMutual Growth Opportunities Fund became shareholders of the Fund.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class R4
Shareholder Report [Line Items]
Fund Name	MassMutual Blue Chip Growth Fund
Class Name	Class R4
Trading Symbol	MBGFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Blue Chip Growth Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$134	1.10%

Expenses Paid, Amount	$ 134
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell 1000® Growth Index:
• Stock selection within the information technology sector where an overweight allocation to NVIDIA Corp was particularly impactful
• Stock selection within the communication services sector where an overweight allocation to Netflix was particularly impactful
• An underweight allocation to the consumer staples sector
Top detractors to the Fund’s performance relative to the Russell 1000 Growth Index:
• Stock selection within the industrials sector where a significant overweight to Boeing was particularly impactful
• An overweight to, and stock selection within, the financials sector
• Stock selection within the consumer staples sector

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class R4 - without sales charge	42.97	16.10	14.77
Russell 3000 Index[1]	35.19	15.26	12.83
Russell 1000 Growth Index	42.19	19.74	16.52
[21]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 2,748,500,000
Holdings Count | $ / shares	114
Advisory Fees Paid, Amount	$ 15,223,053
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$2,748.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	114
Total Advisory Fees Paid During the Reporting Period	$15,223,053
Portfolio Turnover Rate	11%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
NVIDIA Corp.	10.6%
Microsoft Corp.	9.2%
Amazon.com, Inc.	7.0%
Meta Platforms, Inc. Class A	6.2%
Apple, Inc.	5.3%
Tesla, Inc.	4.3%
Visa, Inc. Class A	3.6%
Alphabet, Inc. Class A	3.3%
Alphabet, Inc. Class C	3.3%
Netflix, Inc.	3.2%

Sectors (% of Total Investments)
Information Technology	37.7%
Communication Services	17.9%
Consumer Discretionary	16.2%
Health Care	11.2%
Financials	8.6%
Industrials	3.6%
Consumer Staples	1.8%
Exchange-Traded Funds	0.8%
Utilities	0.5%
Materials	0.5%
Retail	0.2%
Energy	0.1%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
On September 23, 2024, the MassMutual Growth Opportunities Fund was merged into the Fund and shareholders of the MassMutual Growth Opportunities Fund became shareholders of the Fund.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class A
Shareholder Report [Line Items]
Fund Name	MassMutual Blue Chip Growth Fund
Class Name	Class A
Trading Symbol	MBCGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Blue Chip Growth Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$142	1.17%

Expenses Paid, Amount	$ 142
Expense Ratio, Percent	1.17%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell 1000® Growth Index:
• Stock selection within the information technology sector where an overweight allocation to NVIDIA Corp was particularly impactful
• Stock selection within the communication services sector where an overweight allocation to Netflix was particularly impactful
• An underweight allocation to the consumer staples sector
Top detractors to the Fund’s performance relative to the Russell 1000 Growth Index:
• Stock selection within the industrials sector where a significant overweight to Boeing was particularly impactful
• An overweight to, and stock selection within, the financials sector
• Stock selection within the consumer staples sector

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class A - without sales charge	42.90	15.99	14.65
Class A - with maximum sales charge	35.04	14.69	14.01
Russell 3000 Index[1]	35.19	15.26	12.83
Russell 1000 Growth Index	42.19	19.74	16.52
[22]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 2,748,500,000
Holdings Count | $ / shares	114
Advisory Fees Paid, Amount	$ 15,223,053
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$2,748.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	114
Total Advisory Fees Paid During the Reporting Period	$15,223,053
Portfolio Turnover Rate	11%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
NVIDIA Corp.	10.6%
Microsoft Corp.	9.2%
Amazon.com, Inc.	7.0%
Meta Platforms, Inc. Class A	6.2%
Apple, Inc.	5.3%
Tesla, Inc.	4.3%
Visa, Inc. Class A	3.6%
Alphabet, Inc. Class A	3.3%
Alphabet, Inc. Class C	3.3%
Netflix, Inc.	3.2%

Sectors (% of Total Investments)
Information Technology	37.7%
Communication Services	17.9%
Consumer Discretionary	16.2%
Health Care	11.2%
Financials	8.6%
Industrials	3.6%
Consumer Staples	1.8%
Exchange-Traded Funds	0.8%
Utilities	0.5%
Materials	0.5%
Retail	0.2%
Energy	0.1%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
On September 23, 2024, the MassMutual Growth Opportunities Fund was merged into the Fund and shareholders of the MassMutual Growth Opportunities Fund became shareholders of the Fund.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class R3
Shareholder Report [Line Items]
Fund Name	MassMutual Blue Chip Growth Fund
Class Name	Class R3
Trading Symbol	MBCNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Blue Chip Growth Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$164	1.35%

Expenses Paid, Amount	$ 164
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell 1000® Growth Index:
• Stock selection within the information technology sector where an overweight allocation to NVIDIA Corp was particularly impactful
• Stock selection within the communication services sector where an overweight allocation to Netflix was particularly impactful
• An underweight allocation to the consumer staples sector
Top detractors to the Fund’s performance relative to the Russell 1000 Growth Index:
• Stock selection within the industrials sector where a significant overweight to Boeing was particularly impactful
• An overweight to, and stock selection within, the financials sector
• Stock selection within the consumer staples sector

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class R3 - without sales charge	42.63	15.82	14.49
Russell 3000 Index[1]	35.19	15.26	12.83
Russell 1000 Growth Index	42.19	19.74	16.52
[23]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 2,748,500,000
Holdings Count | $ / shares	114
Advisory Fees Paid, Amount	$ 15,223,053
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$2,748.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	114
Total Advisory Fees Paid During the Reporting Period	$15,223,053
Portfolio Turnover Rate	11%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
NVIDIA Corp.	10.6%
Microsoft Corp.	9.2%
Amazon.com, Inc.	7.0%
Meta Platforms, Inc. Class A	6.2%
Apple, Inc.	5.3%
Tesla, Inc.	4.3%
Visa, Inc. Class A	3.6%
Alphabet, Inc. Class A	3.3%
Alphabet, Inc. Class C	3.3%
Netflix, Inc.	3.2%

Sectors (% of Total Investments)
Information Technology	37.7%
Communication Services	17.9%
Consumer Discretionary	16.2%
Health Care	11.2%
Financials	8.6%
Industrials	3.6%
Consumer Staples	1.8%
Exchange-Traded Funds	0.8%
Utilities	0.5%
Materials	0.5%
Retail	0.2%
Energy	0.1%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
On September 23, 2024, the MassMutual Growth Opportunities Fund was merged into the Fund and shareholders of the MassMutual Growth Opportunities Fund became shareholders of the Fund.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class Y
Shareholder Report [Line Items]
Fund Name	MassMutual Blue Chip Growth Fund
Class Name	Class Y
Trading Symbol	MMZMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Blue Chip Growth Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$91	0.75%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell 1000® Growth Index:
• Stock selection within the information technology sector where an overweight allocation to NVIDIA Corp was particularly impactful
• Stock selection within the communication services sector where an overweight allocation to Netflix was particularly impactful
• An underweight allocation to the consumer staples sector
Top detractors to the Fund’s performance relative to the Russell 1000 Growth Index:
• Stock selection within the industrials sector where a significant overweight to Boeing was particularly impactful
• An overweight to, and stock selection within, the financials sector
• Stock selection within the consumer staples sector

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	Since Inception (02/01/2023)
Class Y - without sales charge	43.40	35.92
Russell 3000 Index[1]	35.19	23.53
Russell 1000 Growth Index	42.19	34.62
[24]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 2,748,500,000
Holdings Count | $ / shares	114
Advisory Fees Paid, Amount	$ 15,223,053
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$2,748.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	114
Total Advisory Fees Paid During the Reporting Period	$15,223,053
Portfolio Turnover Rate	11%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
NVIDIA Corp.	10.6%
Microsoft Corp.	9.2%
Amazon.com, Inc.	7.0%
Meta Platforms, Inc. Class A	6.2%
Apple, Inc.	5.3%
Tesla, Inc.	4.3%
Visa, Inc. Class A	3.6%
Alphabet, Inc. Class A	3.3%
Alphabet, Inc. Class C	3.3%
Netflix, Inc.	3.2%

Sectors (% of Total Investments)
Information Technology	37.7%
Communication Services	17.9%
Consumer Discretionary	16.2%
Health Care	11.2%
Financials	8.6%
Industrials	3.6%
Consumer Staples	1.8%
Exchange-Traded Funds	0.8%
Utilities	0.5%
Materials	0.5%
Retail	0.2%
Energy	0.1%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
On September 23, 2024, the MassMutual Growth Opportunities Fund was merged into the Fund and shareholders of the MassMutual Growth Opportunities Fund became shareholders of the Fund.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class I
Shareholder Report [Line Items]
Fund Name	MassMutual Mid Cap Value Fund
Class Name	Class I
Trading Symbol	MLUZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Mid Cap Value Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$74	0.66%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell Midcap® Value Index:
• An underweight allocation to and stock selection within the information technology sector
• Stock selection within the health care sector
• Stock selection within the financials sector
Top detractors to the Fund’s performance relative to the Russell Midcap Value Index:
• An overweight allocation to the health care sector
• An overweight allocation to the consumer staples sector
• Stock selection within the utilities sector

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class I - without sales charge	23.26	9.17	8.22
Russell 3000 Index[1]	35.19	15.26	12.83
Russell Midcap Value Index	29.01	10.33	8.93
[25]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 54,800,000
Holdings Count | $ / shares	285
Advisory Fees Paid, Amount	$ 540,668
Investment Company Portfolio Turnover	79.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$54.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	285
Total Advisory Fees Paid During the Reporting Period	$540,668
Portfolio Turnover Rate	79%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Zimmer Biomet Holdings, Inc.	1.4%
Evergy, Inc.	1.3%
Allstate Corp.	1.2%
Edison International	1.2%
Henry Schein, Inc.	1.2%
Centene Corp.	1.2%
Huntington Ingalls Industries, Inc.	1.2%
Conagra Brands, Inc.	1.1%
Willis Towers Watson PLC	1.1%
Dominion Energy, Inc.	1.1%

Sectors (% of Total Investments)
Financials	14.7%
Health Care	14.3%
Industrials	13.8%
Utilities	10.8%
Consumer Staples	10.2%
Communication Services	7.1%
Real Estate	6.7%
Energy	5.4%
Consumer Discretionary	5.1%
Information Technology	5.1%
Materials	4.2%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Prior to February 1, 2024, MML Investment Advisers, LLC had agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2024, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.61%, 0.71%, 0.81%, 0.91%, 1.06%, 1.16%, 1.31%, and 0.71% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.
On February 1, 2024, this agreement was replaced by a new agreement with MML Investment Advisers, LLC to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2025, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.69%, 0.79%, 0.89%, 0.99%, 1.14%, 1.19%, 1.39%, and 0.79% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
On or about January 24, 2025 (the “Termination Date”), the Fund is expected to be dissolved pursuant to a Plan of Liquidation and Termination approved by its Board of Trustees, and shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class R5
Shareholder Report [Line Items]
Fund Name	MassMutual Mid Cap Value Fund
Class Name	Class R5
Trading Symbol	MLUSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Mid Cap Value Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$86	0.77%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell Midcap® Value Index:
• An underweight allocation to and stock selection within the information technology sector
• Stock selection within the health care sector
• Stock selection within the financials sector
Top detractors to the Fund’s performance relative to the Russell Midcap Value Index:
• An overweight allocation to the health care sector
• An overweight allocation to the consumer staples sector
• Stock selection within the utilities sector

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class R5 - without sales charge	23.24	9.06	8.10
Russell 3000 Index[1]	35.19	15.26	12.83
Russell Midcap Value Index	29.01	10.33	8.93
[26]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 54,800,000
Holdings Count | $ / shares	285
Advisory Fees Paid, Amount	$ 540,668
Investment Company Portfolio Turnover	79.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$54.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	285
Total Advisory Fees Paid During the Reporting Period	$540,668
Portfolio Turnover Rate	79%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Zimmer Biomet Holdings, Inc.	1.4%
Evergy, Inc.	1.3%
Allstate Corp.	1.2%
Edison International	1.2%
Henry Schein, Inc.	1.2%
Centene Corp.	1.2%
Huntington Ingalls Industries, Inc.	1.2%
Conagra Brands, Inc.	1.1%
Willis Towers Watson PLC	1.1%
Dominion Energy, Inc.	1.1%

Sectors (% of Total Investments)
Financials	14.7%
Health Care	14.3%
Industrials	13.8%
Utilities	10.8%
Consumer Staples	10.2%
Communication Services	7.1%
Real Estate	6.7%
Energy	5.4%
Consumer Discretionary	5.1%
Information Technology	5.1%
Materials	4.2%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Prior to February 1, 2024, MML Investment Advisers, LLC had agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2024, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.61%, 0.71%, 0.81%, 0.91%, 1.06%, 1.16%, 1.31%, and 0.71% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.
On February 1, 2024, this agreement was replaced by a new agreement with MML Investment Advisers, LLC to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2025, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.69%, 0.79%, 0.89%, 0.99%, 1.14%, 1.19%, 1.39%, and 0.79% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
On or about January 24, 2025 (the “Termination Date”), the Fund is expected to be dissolved pursuant to a Plan of Liquidation and Termination approved by its Board of Trustees, and shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Service Class
Shareholder Report [Line Items]
Fund Name	MassMutual Mid Cap Value Fund
Class Name	Service Class
Trading Symbol	MLUYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Mid Cap Value Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$97	0.87%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell Midcap® Value Index:
• An underweight allocation to and stock selection within the information technology sector
• Stock selection within the health care sector
• Stock selection within the financials sector
Top detractors to the Fund’s performance relative to the Russell Midcap Value Index:
• An overweight allocation to the health care sector
• An overweight allocation to the consumer staples sector
• Stock selection within the utilities sector

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Service Class - without sales charge	22.96	8.94	7.99
Russell 3000 Index[1]	35.19	15.26	12.83
Russell Midcap Value Index	29.01	10.33	8.93
[27]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 54,800,000
Holdings Count | $ / shares	285
Advisory Fees Paid, Amount	$ 540,668
Investment Company Portfolio Turnover	79.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$54.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	285
Total Advisory Fees Paid During the Reporting Period	$540,668
Portfolio Turnover Rate	79%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Zimmer Biomet Holdings, Inc.	1.4%
Evergy, Inc.	1.3%
Allstate Corp.	1.2%
Edison International	1.2%
Henry Schein, Inc.	1.2%
Centene Corp.	1.2%
Huntington Ingalls Industries, Inc.	1.2%
Conagra Brands, Inc.	1.1%
Willis Towers Watson PLC	1.1%
Dominion Energy, Inc.	1.1%

Sectors (% of Total Investments)
Financials	14.7%
Health Care	14.3%
Industrials	13.8%
Utilities	10.8%
Consumer Staples	10.2%
Communication Services	7.1%
Real Estate	6.7%
Energy	5.4%
Consumer Discretionary	5.1%
Information Technology	5.1%
Materials	4.2%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Prior to February 1, 2024, MML Investment Advisers, LLC had agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2024, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.61%, 0.71%, 0.81%, 0.91%, 1.06%, 1.16%, 1.31%, and 0.71% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.
On February 1, 2024, this agreement was replaced by a new agreement with MML Investment Advisers, LLC to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2025, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.69%, 0.79%, 0.89%, 0.99%, 1.14%, 1.19%, 1.39%, and 0.79% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
On or about January 24, 2025 (the “Termination Date”), the Fund is expected to be dissolved pursuant to a Plan of Liquidation and Termination approved by its Board of Trustees, and shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Administrative Class
Shareholder Report [Line Items]
Fund Name	MassMutual Mid Cap Value Fund
Class Name	Administrative Class
Trading Symbol	MLULX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Mid Cap Value Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$107	0.96%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell Midcap® Value Index:
• An underweight allocation to and stock selection within the information technology sector
• Stock selection within the health care sector
• Stock selection within the financials sector
Top detractors to the Fund’s performance relative to the Russell Midcap Value Index:
• An overweight allocation to the health care sector
• An overweight allocation to the consumer staples sector
• Stock selection within the utilities sector

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Administrative Class - without sales charge	22.94	8.85	7.90
Russell 3000 Index[1]	35.19	15.26	12.83
Russell Midcap Value Index	29.01	10.33	8.93
[28]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 54,800,000
Holdings Count | $ / shares	285
Advisory Fees Paid, Amount	$ 540,668
Investment Company Portfolio Turnover	79.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$54.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	285
Total Advisory Fees Paid During the Reporting Period	$540,668
Portfolio Turnover Rate	79%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Zimmer Biomet Holdings, Inc.	1.4%
Evergy, Inc.	1.3%
Allstate Corp.	1.2%
Edison International	1.2%
Henry Schein, Inc.	1.2%
Centene Corp.	1.2%
Huntington Ingalls Industries, Inc.	1.2%
Conagra Brands, Inc.	1.1%
Willis Towers Watson PLC	1.1%
Dominion Energy, Inc.	1.1%

Sectors (% of Total Investments)
Financials	14.7%
Health Care	14.3%
Industrials	13.8%
Utilities	10.8%
Consumer Staples	10.2%
Communication Services	7.1%
Real Estate	6.7%
Energy	5.4%
Consumer Discretionary	5.1%
Information Technology	5.1%
Materials	4.2%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Prior to February 1, 2024, MML Investment Advisers, LLC had agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2024, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.61%, 0.71%, 0.81%, 0.91%, 1.06%, 1.16%, 1.31%, and 0.71% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.
On February 1, 2024, this agreement was replaced by a new agreement with MML Investment Advisers, LLC to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2025, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.69%, 0.79%, 0.89%, 0.99%, 1.14%, 1.19%, 1.39%, and 0.79% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
On or about January 24, 2025 (the “Termination Date”), the Fund is expected to be dissolved pursuant to a Plan of Liquidation and Termination approved by its Board of Trustees, and shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class R4
Shareholder Report [Line Items]
Fund Name	MassMutual Mid Cap Value Fund
Class Name	Class R4
Trading Symbol	MLUFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Mid Cap Value Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$125	1.12%

Expenses Paid, Amount	$ 125
Expense Ratio, Percent	1.12%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell Midcap® Value Index:
• An underweight allocation to and stock selection within the information technology sector
• Stock selection within the health care sector
• Stock selection within the financials sector
Top detractors to the Fund’s performance relative to the Russell Midcap Value Index:
• An overweight allocation to the health care sector
• An overweight allocation to the consumer staples sector
• Stock selection within the utilities sector

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class R4 - without sales charge	22.69	8.67	7.73
Russell 3000 Index[1]	35.19	15.26	12.83
Russell Midcap Value Index	29.01	10.33	8.93
[29]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 54,800,000
Holdings Count | $ / shares	285
Advisory Fees Paid, Amount	$ 540,668
Investment Company Portfolio Turnover	79.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$54.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	285
Total Advisory Fees Paid During the Reporting Period	$540,668
Portfolio Turnover Rate	79%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Zimmer Biomet Holdings, Inc.	1.4%
Evergy, Inc.	1.3%
Allstate Corp.	1.2%
Edison International	1.2%
Henry Schein, Inc.	1.2%
Centene Corp.	1.2%
Huntington Ingalls Industries, Inc.	1.2%
Conagra Brands, Inc.	1.1%
Willis Towers Watson PLC	1.1%
Dominion Energy, Inc.	1.1%

Sectors (% of Total Investments)
Financials	14.7%
Health Care	14.3%
Industrials	13.8%
Utilities	10.8%
Consumer Staples	10.2%
Communication Services	7.1%
Real Estate	6.7%
Energy	5.4%
Consumer Discretionary	5.1%
Information Technology	5.1%
Materials	4.2%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Prior to February 1, 2024, MML Investment Advisers, LLC had agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2024, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.61%, 0.71%, 0.81%, 0.91%, 1.06%, 1.16%, 1.31%, and 0.71% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.
On February 1, 2024, this agreement was replaced by a new agreement with MML Investment Advisers, LLC to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2025, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.69%, 0.79%, 0.89%, 0.99%, 1.14%, 1.19%, 1.39%, and 0.79% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
On or about January 24, 2025 (the “Termination Date”), the Fund is expected to be dissolved pursuant to a Plan of Liquidation and Termination approved by its Board of Trustees, and shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class A
Shareholder Report [Line Items]
Fund Name	MassMutual Mid Cap Value Fund
Class Name	Class A
Trading Symbol	MLUAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Mid Cap Value Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$131	1.18%

Expenses Paid, Amount	$ 131
Expense Ratio, Percent	1.18%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell Midcap® Value Index:
• An underweight allocation to and stock selection within the information technology sector
• Stock selection within the health care sector
• Stock selection within the financials sector
Top detractors to the Fund’s performance relative to the Russell Midcap Value Index:
• An overweight allocation to the health care sector
• An overweight allocation to the consumer staples sector
• Stock selection within the utilities sector

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class A - without sales charge	22.62	8.57	7.63
Class A - with maximum sales charge	15.87	7.35	7.02
Russell 3000 Index[1]	35.19	15.26	12.83
Russell Midcap Value Index	29.01	10.33	8.93
[30]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 54,800,000
Holdings Count | $ / shares	285
Advisory Fees Paid, Amount	$ 540,668
Investment Company Portfolio Turnover	79.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$54.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	285
Total Advisory Fees Paid During the Reporting Period	$540,668
Portfolio Turnover Rate	79%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Zimmer Biomet Holdings, Inc.	1.4%
Evergy, Inc.	1.3%
Allstate Corp.	1.2%
Edison International	1.2%
Henry Schein, Inc.	1.2%
Centene Corp.	1.2%
Huntington Ingalls Industries, Inc.	1.2%
Conagra Brands, Inc.	1.1%
Willis Towers Watson PLC	1.1%
Dominion Energy, Inc.	1.1%

Sectors (% of Total Investments)
Financials	14.7%
Health Care	14.3%
Industrials	13.8%
Utilities	10.8%
Consumer Staples	10.2%
Communication Services	7.1%
Real Estate	6.7%
Energy	5.4%
Consumer Discretionary	5.1%
Information Technology	5.1%
Materials	4.2%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Prior to February 1, 2024, MML Investment Advisers, LLC had agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2024, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.61%, 0.71%, 0.81%, 0.91%, 1.06%, 1.16%, 1.31%, and 0.71% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.
On February 1, 2024, this agreement was replaced by a new agreement with MML Investment Advisers, LLC to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2025, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.69%, 0.79%, 0.89%, 0.99%, 1.14%, 1.19%, 1.39%, and 0.79% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
On or about January 24, 2025 (the “Termination Date”), the Fund is expected to be dissolved pursuant to a Plan of Liquidation and Termination approved by its Board of Trustees, and shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class R3
Shareholder Report [Line Items]
Fund Name	MassMutual Mid Cap Value Fund
Class Name	Class R3
Trading Symbol	MLUNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Mid Cap Value Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$151	1.36%

Expenses Paid, Amount	$ 151
Expense Ratio, Percent	1.36%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell Midcap® Value Index:
• An underweight allocation to and stock selection within the information technology sector
• Stock selection within the health care sector
• Stock selection within the financials sector
Top detractors to the Fund’s performance relative to the Russell Midcap Value Index:
• An overweight allocation to the health care sector
• An overweight allocation to the consumer staples sector
• Stock selection within the utilities sector

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class R3 - without sales charge	22.36	8.41	7.47
Russell 3000 Index[1]	35.19	15.26	12.83
Russell Midcap Value Index	29.01	10.33	8.93
[31]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 54,800,000
Holdings Count | $ / shares	285
Advisory Fees Paid, Amount	$ 540,668
Investment Company Portfolio Turnover	79.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$54.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	285
Total Advisory Fees Paid During the Reporting Period	$540,668
Portfolio Turnover Rate	79%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Zimmer Biomet Holdings, Inc.	1.4%
Evergy, Inc.	1.3%
Allstate Corp.	1.2%
Edison International	1.2%
Henry Schein, Inc.	1.2%
Centene Corp.	1.2%
Huntington Ingalls Industries, Inc.	1.2%
Conagra Brands, Inc.	1.1%
Willis Towers Watson PLC	1.1%
Dominion Energy, Inc.	1.1%

Sectors (% of Total Investments)
Financials	14.7%
Health Care	14.3%
Industrials	13.8%
Utilities	10.8%
Consumer Staples	10.2%
Communication Services	7.1%
Real Estate	6.7%
Energy	5.4%
Consumer Discretionary	5.1%
Information Technology	5.1%
Materials	4.2%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Prior to February 1, 2024, MML Investment Advisers, LLC had agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2024, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.61%, 0.71%, 0.81%, 0.91%, 1.06%, 1.16%, 1.31%, and 0.71% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.
On February 1, 2024, this agreement was replaced by a new agreement with MML Investment Advisers, LLC to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2025, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.69%, 0.79%, 0.89%, 0.99%, 1.14%, 1.19%, 1.39%, and 0.79% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
On or about January 24, 2025 (the “Termination Date”), the Fund is expected to be dissolved pursuant to a Plan of Liquidation and Termination approved by its Board of Trustees, and shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class Y
Shareholder Report [Line Items]
Fund Name	MassMutual Mid Cap Value Fund
Class Name	Class Y
Trading Symbol	MMNHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Mid Cap Value Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$85	0.76%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell Midcap® Value Index:
• An underweight allocation to and stock selection within the information technology sector
• Stock selection within the health care sector
• Stock selection within the financials sector
Top detractors to the Fund’s performance relative to the Russell Midcap Value Index:
• An overweight allocation to the health care sector
• An overweight allocation to the consumer staples sector
• Stock selection within the utilities sector

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	Since Inception (02/01/2023)
Class Y - without sales charge	23.15	7.72
Russell 3000 Index[1]	35.19	23.53
Russell Midcap Value Index	29.01	11.58
[32]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 54,800,000
Holdings Count | $ / shares	285
Advisory Fees Paid, Amount	$ 540,668
Investment Company Portfolio Turnover	79.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$54.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	285
Total Advisory Fees Paid During the Reporting Period	$540,668
Portfolio Turnover Rate	79%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Zimmer Biomet Holdings, Inc.	1.4%
Evergy, Inc.	1.3%
Allstate Corp.	1.2%
Edison International	1.2%
Henry Schein, Inc.	1.2%
Centene Corp.	1.2%
Huntington Ingalls Industries, Inc.	1.2%
Conagra Brands, Inc.	1.1%
Willis Towers Watson PLC	1.1%
Dominion Energy, Inc.	1.1%

Sectors (% of Total Investments)
Financials	14.7%
Health Care	14.3%
Industrials	13.8%
Utilities	10.8%
Consumer Staples	10.2%
Communication Services	7.1%
Real Estate	6.7%
Energy	5.4%
Consumer Discretionary	5.1%
Information Technology	5.1%
Materials	4.2%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Prior to February 1, 2024, MML Investment Advisers, LLC had agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2024, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.61%, 0.71%, 0.81%, 0.91%, 1.06%, 1.16%, 1.31%, and 0.71% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.
On February 1, 2024, this agreement was replaced by a new agreement with MML Investment Advisers, LLC to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2025, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.69%, 0.79%, 0.89%, 0.99%, 1.14%, 1.19%, 1.39%, and 0.79% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
On or about January 24, 2025 (the “Termination Date”), the Fund is expected to be dissolved pursuant to a Plan of Liquidation and Termination approved by its Board of Trustees, and shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class I
Shareholder Report [Line Items]
Fund Name	MassMutual Small Cap Value Equity Fund
Class Name	Class I
Trading Symbol	MMQIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Small Cap Value Equity Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$130	1.18%

Expenses Paid, Amount	$ 130
Expense Ratio, Percent	1.18%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell 2000® Value Index:
• Stock selection within the information technology sector, where Coherent Corp was a major contributor
• An underweight to the energy sector, which was the worst performing sector in the period
Top detractors to the Fund’s performance relative to the Russell 2000 Value Index:
• Stock selection within the consumer discretionary sector, where Adient PLC was the leading detractor
• Stock selection within the health care sector
• An overweight allocation to the information technology sector, which was the second worst performing sector in the period

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class I - without sales charge	20.46	10.23	8.88
Russell 3000 Index[1]	35.19	15.26	12.83
Russell 2000 Value Index	25.88	9.29	8.22
[33]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 41,600,000
Holdings Count | $ / shares	119
Advisory Fees Paid, Amount	$ 336,301
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$41.6
Total Number of Portfolio Holdings (includes derivative positions, if any)	119
Total Advisory Fees Paid During the Reporting Period	$336,301
Portfolio Turnover Rate	36%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Coherent Corp.	3.1%
Enerpac Tool Group Corp.	2.0%
ATI, Inc.	1.9%
Tower Semiconductor Ltd.	1.8%
Kirby Corp.	1.8%
Ciena Corp.	1.7%
Greenbrier Cos., Inc.	1.7%
Texas Capital Bancshares, Inc.	1.6%
Live Oak Bancshares, Inc.	1.5%
Lumentum Holdings, Inc.	1.5%

Sectors (% of Total Investments)
Industrials	26.3%
Financials	18.0%
Information Technology	14.2%
Consumer Discretionary	11.2%
Materials	9.5%
Real Estate	5.4%
Consumer Staples	5.1%
Energy	3.9%
Health Care	2.4%
Utilities	1.9%
Communication Services	0.3%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
Effective February 1, 2024, MML Investment Advisers, LLC had agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2025, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 1.16%, 1.26%, 1.36%, 1.46%, 1.61%, 1.66%, 1.86%, and 1.26% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.
On July 1, 2024, this agreement was replaced by a new agreement with MML Investment Advisers, LLC to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2026, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 1.10%, 1.20%, 1.30%, 1.40%, 1.55%, 1.60%, 1.80%, and 1.20% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.
On or about January 24, 2025 (the “Termination Date”), the Fund is expected to be dissolved pursuant to a Plan of Liquidation and Termination approved by its Board of Trustees, and shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class R5
Shareholder Report [Line Items]
Fund Name	MassMutual Small Cap Value Equity Fund
Class Name	Class R5
Trading Symbol	MMQSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Small Cap Value Equity Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$142	1.29%

Expenses Paid, Amount	$ 142
Expense Ratio, Percent	1.29%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell 2000® Value Index:
• Stock selection within the information technology sector, where Coherent Corp was a major contributor
• An underweight to the energy sector, which was the worst performing sector in the period
Top detractors to the Fund’s performance relative to the Russell 2000 Value Index:
• Stock selection within the consumer discretionary sector, where Adient PLC was the leading detractor
• Stock selection within the health care sector
• An overweight allocation to the information technology sector, which was the second worst performing sector in the period

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class R5 - without sales charge	20.44	10.13	8.78
Russell 3000 Index[1]	35.19	15.26	12.83
Russell 2000 Value Index	25.88	9.29	8.22
[34]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 41,600,000
Holdings Count | $ / shares	119
Advisory Fees Paid, Amount	$ 336,301
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$41.6
Total Number of Portfolio Holdings (includes derivative positions, if any)	119
Total Advisory Fees Paid During the Reporting Period	$336,301
Portfolio Turnover Rate	36%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Coherent Corp.	3.1%
Enerpac Tool Group Corp.	2.0%
ATI, Inc.	1.9%
Tower Semiconductor Ltd.	1.8%
Kirby Corp.	1.8%
Ciena Corp.	1.7%
Greenbrier Cos., Inc.	1.7%
Texas Capital Bancshares, Inc.	1.6%
Live Oak Bancshares, Inc.	1.5%
Lumentum Holdings, Inc.	1.5%

Sectors (% of Total Investments)
Industrials	26.3%
Financials	18.0%
Information Technology	14.2%
Consumer Discretionary	11.2%
Materials	9.5%
Real Estate	5.4%
Consumer Staples	5.1%
Energy	3.9%
Health Care	2.4%
Utilities	1.9%
Communication Services	0.3%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
Effective February 1, 2024, MML Investment Advisers, LLC had agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2025, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 1.16%, 1.26%, 1.36%, 1.46%, 1.61%, 1.66%, 1.86%, and 1.26% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.
On July 1, 2024, this agreement was replaced by a new agreement with MML Investment Advisers, LLC to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2026, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 1.10%, 1.20%, 1.30%, 1.40%, 1.55%, 1.60%, 1.80%, and 1.20% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.
On or about January 24, 2025 (the “Termination Date”), the Fund is expected to be dissolved pursuant to a Plan of Liquidation and Termination approved by its Board of Trustees, and shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Service Class
Shareholder Report [Line Items]
Fund Name	MassMutual Small Cap Value Equity Fund
Class Name	Service Class
Trading Symbol	MMQYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Small Cap Value Equity Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$153	1.39%

Expenses Paid, Amount	$ 153
Expense Ratio, Percent	1.39%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell 2000® Value Index:
• Stock selection within the information technology sector, where Coherent Corp was a major contributor
• An underweight to the energy sector, which was the worst performing sector in the period
Top detractors to the Fund’s performance relative to the Russell 2000 Value Index:
• Stock selection within the consumer discretionary sector, where Adient PLC was the leading detractor
• Stock selection within the health care sector
• An overweight allocation to the information technology sector, which was the second worst performing sector in the period

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Service Class - without sales charge	20.22	10.02	8.67
Russell 3000 Index[1]	35.19	15.26	12.83
Russell 2000 Value Index	25.88	9.29	8.22
[35]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 41,600,000
Holdings Count | $ / shares	119
Advisory Fees Paid, Amount	$ 336,301
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$41.6
Total Number of Portfolio Holdings (includes derivative positions, if any)	119
Total Advisory Fees Paid During the Reporting Period	$336,301
Portfolio Turnover Rate	36%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Coherent Corp.	3.1%
Enerpac Tool Group Corp.	2.0%
ATI, Inc.	1.9%
Tower Semiconductor Ltd.	1.8%
Kirby Corp.	1.8%
Ciena Corp.	1.7%
Greenbrier Cos., Inc.	1.7%
Texas Capital Bancshares, Inc.	1.6%
Live Oak Bancshares, Inc.	1.5%
Lumentum Holdings, Inc.	1.5%

Sectors (% of Total Investments)
Industrials	26.3%
Financials	18.0%
Information Technology	14.2%
Consumer Discretionary	11.2%
Materials	9.5%
Real Estate	5.4%
Consumer Staples	5.1%
Energy	3.9%
Health Care	2.4%
Utilities	1.9%
Communication Services	0.3%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
Effective February 1, 2024, MML Investment Advisers, LLC had agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2025, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 1.16%, 1.26%, 1.36%, 1.46%, 1.61%, 1.66%, 1.86%, and 1.26% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.
On July 1, 2024, this agreement was replaced by a new agreement with MML Investment Advisers, LLC to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2026, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 1.10%, 1.20%, 1.30%, 1.40%, 1.55%, 1.60%, 1.80%, and 1.20% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.
On or about January 24, 2025 (the “Termination Date”), the Fund is expected to be dissolved pursuant to a Plan of Liquidation and Termination approved by its Board of Trustees, and shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Administrative Class
Shareholder Report [Line Items]
Fund Name	MassMutual Small Cap Value Equity Fund
Class Name	Administrative Class
Trading Symbol	MMQLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Small Cap Value Equity Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$163	1.48%

Expenses Paid, Amount	$ 163
Expense Ratio, Percent	1.48%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell 2000® Value Index:
• Stock selection within the information technology sector, where Coherent Corp was a major contributor
• An underweight to the energy sector, which was the worst performing sector in the period
Top detractors to the Fund’s performance relative to the Russell 2000 Value Index:
• Stock selection within the consumer discretionary sector, where Adient PLC was the leading detractor
• Stock selection within the health care sector
• An overweight allocation to the information technology sector, which was the second worst performing sector in the period

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Administrative Class - without sales charge	20.66	9.98	8.60
Russell 3000 Index[1]	35.19	15.26	12.83
Russell 2000 Value Index	25.88	9.29	8.22
[36]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 41,600,000
Holdings Count | $ / shares	119
Advisory Fees Paid, Amount	$ 336,301
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$41.6
Total Number of Portfolio Holdings (includes derivative positions, if any)	119
Total Advisory Fees Paid During the Reporting Period	$336,301
Portfolio Turnover Rate	36%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Coherent Corp.	3.1%
Enerpac Tool Group Corp.	2.0%
ATI, Inc.	1.9%
Tower Semiconductor Ltd.	1.8%
Kirby Corp.	1.8%
Ciena Corp.	1.7%
Greenbrier Cos., Inc.	1.7%
Texas Capital Bancshares, Inc.	1.6%
Live Oak Bancshares, Inc.	1.5%
Lumentum Holdings, Inc.	1.5%

Sectors (% of Total Investments)
Industrials	26.3%
Financials	18.0%
Information Technology	14.2%
Consumer Discretionary	11.2%
Materials	9.5%
Real Estate	5.4%
Consumer Staples	5.1%
Energy	3.9%
Health Care	2.4%
Utilities	1.9%
Communication Services	0.3%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
Effective February 1, 2024, MML Investment Advisers, LLC had agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2025, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 1.16%, 1.26%, 1.36%, 1.46%, 1.61%, 1.66%, 1.86%, and 1.26% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.
On July 1, 2024, this agreement was replaced by a new agreement with MML Investment Advisers, LLC to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2026, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 1.10%, 1.20%, 1.30%, 1.40%, 1.55%, 1.60%, 1.80%, and 1.20% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.
On or about January 24, 2025 (the “Termination Date”), the Fund is expected to be dissolved pursuant to a Plan of Liquidation and Termination approved by its Board of Trustees, and shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class R4
Shareholder Report [Line Items]
Fund Name	MassMutual Small Cap Value Equity Fund
Class Name	Class R4
Trading Symbol	MMQFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Small Cap Value Equity Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$179	1.63%

Expenses Paid, Amount	$ 179
Expense Ratio, Percent	1.63%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell 2000® Value Index:
• Stock selection within the information technology sector, where Coherent Corp was a major contributor
• An underweight to the energy sector, which was the worst performing sector in the period
Top detractors to the Fund’s performance relative to the Russell 2000 Value Index:
• Stock selection within the consumer discretionary sector, where Adient PLC was the leading detractor
• Stock selection within the health care sector
• An overweight allocation to the information technology sector, which was the second worst performing sector in the period

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class R4 - without sales charge	19.92	9.74	8.40
Russell 3000 Index[1]	35.19	15.26	12.83
Russell 2000 Value Index	25.88	9.29	8.22
[37]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 41,600,000
Holdings Count | $ / shares	119
Advisory Fees Paid, Amount	$ 336,301
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$41.6
Total Number of Portfolio Holdings (includes derivative positions, if any)	119
Total Advisory Fees Paid During the Reporting Period	$336,301
Portfolio Turnover Rate	36%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Coherent Corp.	3.1%
Enerpac Tool Group Corp.	2.0%
ATI, Inc.	1.9%
Tower Semiconductor Ltd.	1.8%
Kirby Corp.	1.8%
Ciena Corp.	1.7%
Greenbrier Cos., Inc.	1.7%
Texas Capital Bancshares, Inc.	1.6%
Live Oak Bancshares, Inc.	1.5%
Lumentum Holdings, Inc.	1.5%

Sectors (% of Total Investments)
Industrials	26.3%
Financials	18.0%
Information Technology	14.2%
Consumer Discretionary	11.2%
Materials	9.5%
Real Estate	5.4%
Consumer Staples	5.1%
Energy	3.9%
Health Care	2.4%
Utilities	1.9%
Communication Services	0.3%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
Effective February 1, 2024, MML Investment Advisers, LLC had agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2025, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 1.16%, 1.26%, 1.36%, 1.46%, 1.61%, 1.66%, 1.86%, and 1.26% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.
On July 1, 2024, this agreement was replaced by a new agreement with MML Investment Advisers, LLC to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2026, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 1.10%, 1.20%, 1.30%, 1.40%, 1.55%, 1.60%, 1.80%, and 1.20% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.
On or about January 24, 2025 (the “Termination Date”), the Fund is expected to be dissolved pursuant to a Plan of Liquidation and Termination approved by its Board of Trustees, and shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class A
Shareholder Report [Line Items]
Fund Name	MassMutual Small Cap Value Equity Fund
Class Name	Class A
Trading Symbol	MMQAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Small Cap Value Equity Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$187	1.70%

Expenses Paid, Amount	$ 187
Expense Ratio, Percent	1.70%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell 2000® Value Index:
• Stock selection within the information technology sector, where Coherent Corp was a major contributor
• An underweight to the energy sector, which was the worst performing sector in the period
Top detractors to the Fund’s performance relative to the Russell 2000 Value Index:
• Stock selection within the consumer discretionary sector, where Adient PLC was the leading detractor
• Stock selection within the health care sector
• An overweight allocation to the information technology sector, which was the second worst performing sector in the period

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class A - without sales charge	20.04	9.63	8.28
Class A - with maximum sales charge	13.31	8.40	7.67
Russell 3000 Index[1]	35.19	15.26	12.83
Russell 2000 Value Index	25.88	9.29	8.22
[38]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 41,600,000
Holdings Count | $ / shares	119
Advisory Fees Paid, Amount	$ 336,301
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$41.6
Total Number of Portfolio Holdings (includes derivative positions, if any)	119
Total Advisory Fees Paid During the Reporting Period	$336,301
Portfolio Turnover Rate	36%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Coherent Corp.	3.1%
Enerpac Tool Group Corp.	2.0%
ATI, Inc.	1.9%
Tower Semiconductor Ltd.	1.8%
Kirby Corp.	1.8%
Ciena Corp.	1.7%
Greenbrier Cos., Inc.	1.7%
Texas Capital Bancshares, Inc.	1.6%
Live Oak Bancshares, Inc.	1.5%
Lumentum Holdings, Inc.	1.5%

Sectors (% of Total Investments)
Industrials	26.3%
Financials	18.0%
Information Technology	14.2%
Consumer Discretionary	11.2%
Materials	9.5%
Real Estate	5.4%
Consumer Staples	5.1%
Energy	3.9%
Health Care	2.4%
Utilities	1.9%
Communication Services	0.3%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
Effective February 1, 2024, MML Investment Advisers, LLC had agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2025, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 1.16%, 1.26%, 1.36%, 1.46%, 1.61%, 1.66%, 1.86%, and 1.26% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.
On July 1, 2024, this agreement was replaced by a new agreement with MML Investment Advisers, LLC to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2026, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 1.10%, 1.20%, 1.30%, 1.40%, 1.55%, 1.60%, 1.80%, and 1.20% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.
On or about January 24, 2025 (the “Termination Date”), the Fund is expected to be dissolved pursuant to a Plan of Liquidation and Termination approved by its Board of Trustees, and shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class R3
Shareholder Report [Line Items]
Fund Name	MassMutual Small Cap Value Equity Fund
Class Name	Class R3
Trading Symbol	MMQTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Small Cap Value Equity Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$207	1.88%

Expenses Paid, Amount	$ 207
Expense Ratio, Percent	1.88%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell 2000® Value Index:
• Stock selection within the information technology sector, where Coherent Corp was a major contributor
• An underweight to the energy sector, which was the worst performing sector in the period
Top detractors to the Fund’s performance relative to the Russell 2000 Value Index:
• Stock selection within the consumer discretionary sector, where Adient PLC was the leading detractor
• Stock selection within the health care sector
• An overweight allocation to the information technology sector, which was the second worst performing sector in the period

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class R3 - without sales charge	19.82	9.48	8.13
Russell 3000 Index[1]	35.19	15.26	12.83
Russell 2000 Value Index	25.88	9.29	8.22
[39]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 41,600,000
Holdings Count | $ / shares	119
Advisory Fees Paid, Amount	$ 336,301
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$41.6
Total Number of Portfolio Holdings (includes derivative positions, if any)	119
Total Advisory Fees Paid During the Reporting Period	$336,301
Portfolio Turnover Rate	36%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Coherent Corp.	3.1%
Enerpac Tool Group Corp.	2.0%
ATI, Inc.	1.9%
Tower Semiconductor Ltd.	1.8%
Kirby Corp.	1.8%
Ciena Corp.	1.7%
Greenbrier Cos., Inc.	1.7%
Texas Capital Bancshares, Inc.	1.6%
Live Oak Bancshares, Inc.	1.5%
Lumentum Holdings, Inc.	1.5%

Sectors (% of Total Investments)
Industrials	26.3%
Financials	18.0%
Information Technology	14.2%
Consumer Discretionary	11.2%
Materials	9.5%
Real Estate	5.4%
Consumer Staples	5.1%
Energy	3.9%
Health Care	2.4%
Utilities	1.9%
Communication Services	0.3%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
Effective February 1, 2024, MML Investment Advisers, LLC had agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2025, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 1.16%, 1.26%, 1.36%, 1.46%, 1.61%, 1.66%, 1.86%, and 1.26% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.
On July 1, 2024, this agreement was replaced by a new agreement with MML Investment Advisers, LLC to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2026, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 1.10%, 1.20%, 1.30%, 1.40%, 1.55%, 1.60%, 1.80%, and 1.20% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.
On or about January 24, 2025 (the “Termination Date”), the Fund is expected to be dissolved pursuant to a Plan of Liquidation and Termination approved by its Board of Trustees, and shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class Y
Shareholder Report [Line Items]
Fund Name	MassMutual Small Cap Value Equity Fund
Class Name	Class Y
Trading Symbol	MMNKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Small Cap Value Equity Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$141	1.28%

Expenses Paid, Amount	$ 141
Expense Ratio, Percent	1.28%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell 2000® Value Index:
• Stock selection within the information technology sector, where Coherent Corp was a major contributor
• An underweight to the energy sector, which was the worst performing sector in the period
Top detractors to the Fund’s performance relative to the Russell 2000 Value Index:
• Stock selection within the consumer discretionary sector, where Adient PLC was the leading detractor
• Stock selection within the health care sector
• An overweight allocation to the information technology sector, which was the second worst performing sector in the period

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	Since Inception (02/01/2023)
Class Y - without sales charge	20.44	7.78
Russell 3000 Index[1]	35.19	23.53
Russell 2000 Value Index	25.88	8.36
[40]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 41,600,000
Holdings Count | $ / shares	119
Advisory Fees Paid, Amount	$ 336,301
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$41.6
Total Number of Portfolio Holdings (includes derivative positions, if any)	119
Total Advisory Fees Paid During the Reporting Period	$336,301
Portfolio Turnover Rate	36%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Coherent Corp.	3.1%
Enerpac Tool Group Corp.	2.0%
ATI, Inc.	1.9%
Tower Semiconductor Ltd.	1.8%
Kirby Corp.	1.8%
Ciena Corp.	1.7%
Greenbrier Cos., Inc.	1.7%
Texas Capital Bancshares, Inc.	1.6%
Live Oak Bancshares, Inc.	1.5%
Lumentum Holdings, Inc.	1.5%

Sectors (% of Total Investments)
Industrials	26.3%
Financials	18.0%
Information Technology	14.2%
Consumer Discretionary	11.2%
Materials	9.5%
Real Estate	5.4%
Consumer Staples	5.1%
Energy	3.9%
Health Care	2.4%
Utilities	1.9%
Communication Services	0.3%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
Effective February 1, 2024, MML Investment Advisers, LLC had agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2025, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 1.16%, 1.26%, 1.36%, 1.46%, 1.61%, 1.66%, 1.86%, and 1.26% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.
On July 1, 2024, this agreement was replaced by a new agreement with MML Investment Advisers, LLC to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2026, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 1.10%, 1.20%, 1.30%, 1.40%, 1.55%, 1.60%, 1.80%, and 1.20% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.
On or about January 24, 2025 (the “Termination Date”), the Fund is expected to be dissolved pursuant to a Plan of Liquidation and Termination approved by its Board of Trustees, and shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class I
Shareholder Report [Line Items]
Fund Name	MassMutual Small Company Value Fund
Class Name	Class I
Trading Symbol	MSVZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Small Company Value Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$96	0.86%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell 2000® Value Index:
• An overweight allocation to and stock selection within the industrials sector
• Stock selection within the information technology sector
• An underweight allocation to and stock selection within the energy sector
Top detractors to the Fund’s performance relative to the Russell 2000 Value Index:
• Stock selection within the health care sector
• Stock selection within the consumer discretionary sector
• An overweight allocation to the information technology sector

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class I - without sales charge	22.96	9.27	7.65
Russell 3000 Index[1]	35.19	15.26	12.83
Russell 2000 Value Index	25.88	9.29	8.22
[41]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 125,600,000
Holdings Count | $ / shares	189
Advisory Fees Paid, Amount	$ 1,289,532
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$125.6
Total Number of Portfolio Holdings (includes derivative positions, if any)	189
Total Advisory Fees Paid During the Reporting Period	$1,289,532
Portfolio Turnover Rate	57%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Magnolia Oil & Gas Corp. Class A	1.5%
Northern Oil & Gas, Inc.	1.5%
Cactus, Inc. Class A	1.3%
Gates Industrial Corp. PLC	1.2%
First BanCorp	1.2%
Pacific Premier Bancorp, Inc.	1.2%
Independence Realty Trust, Inc.	1.2%
Taylor Morrison Home Corp.	1.1%
BankUnited, Inc.	1.1%
Walker & Dunlop, Inc.	1.0%

Sectors (% of Total Investments)
Financials	26.9%
Industrials	17.9%
Consumer Discretionary	14.4%
Information Technology	9.0%
Materials	7.7%
Energy	7.6%
Real Estate	7.1%
Health Care	3.0%
Consumer Staples	2.0%
Utilities	1.9%
Communication Services	1.6%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%, and the expense cap for Class A shares was adjusted from 1.41% to 1.36% to coincide with this change.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class R5
Shareholder Report [Line Items]
Fund Name	MassMutual Small Company Value Fund
Class Name	Class R5
Trading Symbol	MSVSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Small Company Value Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$107	0.96%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell 2000® Value Index:
• An overweight allocation to and stock selection within the industrials sector
• Stock selection within the information technology sector
• An underweight allocation to and stock selection within the energy sector
Top detractors to the Fund’s performance relative to the Russell 2000 Value Index:
• Stock selection within the health care sector
• Stock selection within the consumer discretionary sector
• An overweight allocation to the information technology sector

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class R5 - without sales charge	22.96	9.18	7.56
Russell 3000 Index[1]	35.19	15.26	12.83
Russell 2000 Value Index	25.88	9.29	8.22
[42]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 125,600,000
Holdings Count | $ / shares	189
Advisory Fees Paid, Amount	$ 1,289,532
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$125.6
Total Number of Portfolio Holdings (includes derivative positions, if any)	189
Total Advisory Fees Paid During the Reporting Period	$1,289,532
Portfolio Turnover Rate	57%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Magnolia Oil & Gas Corp. Class A	1.5%
Northern Oil & Gas, Inc.	1.5%
Cactus, Inc. Class A	1.3%
Gates Industrial Corp. PLC	1.2%
First BanCorp	1.2%
Pacific Premier Bancorp, Inc.	1.2%
Independence Realty Trust, Inc.	1.2%
Taylor Morrison Home Corp.	1.1%
BankUnited, Inc.	1.1%
Walker & Dunlop, Inc.	1.0%

Sectors (% of Total Investments)
Financials	26.9%
Industrials	17.9%
Consumer Discretionary	14.4%
Information Technology	9.0%
Materials	7.7%
Energy	7.6%
Real Estate	7.1%
Health Care	3.0%
Consumer Staples	2.0%
Utilities	1.9%
Communication Services	1.6%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%, and the expense cap for Class A shares was adjusted from 1.41% to 1.36% to coincide with this change.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Service Class
Shareholder Report [Line Items]
Fund Name	MassMutual Small Company Value Fund
Class Name	Service Class
Trading Symbol	MMVYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Small Company Value Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$118	1.06%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell 2000® Value Index:
• An overweight allocation to and stock selection within the industrials sector
• Stock selection within the information technology sector
• An underweight allocation to and stock selection within the energy sector
Top detractors to the Fund’s performance relative to the Russell 2000 Value Index:
• Stock selection within the health care sector
• Stock selection within the consumer discretionary sector
• An overweight allocation to the information technology sector

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Service Class - without sales charge	22.83	9.05	7.44
Russell 3000 Index[1]	35.19	15.26	12.83
Russell 2000 Value Index	25.88	9.29	8.22
[43]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 125,600,000
Holdings Count | $ / shares	189
Advisory Fees Paid, Amount	$ 1,289,532
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$125.6
Total Number of Portfolio Holdings (includes derivative positions, if any)	189
Total Advisory Fees Paid During the Reporting Period	$1,289,532
Portfolio Turnover Rate	57%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Magnolia Oil & Gas Corp. Class A	1.5%
Northern Oil & Gas, Inc.	1.5%
Cactus, Inc. Class A	1.3%
Gates Industrial Corp. PLC	1.2%
First BanCorp	1.2%
Pacific Premier Bancorp, Inc.	1.2%
Independence Realty Trust, Inc.	1.2%
Taylor Morrison Home Corp.	1.1%
BankUnited, Inc.	1.1%
Walker & Dunlop, Inc.	1.0%

Sectors (% of Total Investments)
Financials	26.9%
Industrials	17.9%
Consumer Discretionary	14.4%
Information Technology	9.0%
Materials	7.7%
Energy	7.6%
Real Estate	7.1%
Health Care	3.0%
Consumer Staples	2.0%
Utilities	1.9%
Communication Services	1.6%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%, and the expense cap for Class A shares was adjusted from 1.41% to 1.36% to coincide with this change.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Administrative Class
Shareholder Report [Line Items]
Fund Name	MassMutual Small Company Value Fund
Class Name	Administrative Class
Trading Symbol	MMYLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Small Company Value Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$129	1.16%

Expenses Paid, Amount	$ 129
Expense Ratio, Percent	1.16%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell 2000® Value Index:
• An overweight allocation to and stock selection within the industrials sector
• Stock selection within the information technology sector
• An underweight allocation to and stock selection within the energy sector
Top detractors to the Fund’s performance relative to the Russell 2000 Value Index:
• Stock selection within the health care sector
• Stock selection within the consumer discretionary sector
• An overweight allocation to the information technology sector

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Administrative Class - without sales charge	22.56	8.95	7.33
Russell 3000 Index[1]	35.19	15.26	12.83
Russell 2000 Value Index	25.88	9.29	8.22
[44]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 125,600,000
Holdings Count | $ / shares	189
Advisory Fees Paid, Amount	$ 1,289,532
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$125.6
Total Number of Portfolio Holdings (includes derivative positions, if any)	189
Total Advisory Fees Paid During the Reporting Period	$1,289,532
Portfolio Turnover Rate	57%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Magnolia Oil & Gas Corp. Class A	1.5%
Northern Oil & Gas, Inc.	1.5%
Cactus, Inc. Class A	1.3%
Gates Industrial Corp. PLC	1.2%
First BanCorp	1.2%
Pacific Premier Bancorp, Inc.	1.2%
Independence Realty Trust, Inc.	1.2%
Taylor Morrison Home Corp.	1.1%
BankUnited, Inc.	1.1%
Walker & Dunlop, Inc.	1.0%

Sectors (% of Total Investments)
Financials	26.9%
Industrials	17.9%
Consumer Discretionary	14.4%
Information Technology	9.0%
Materials	7.7%
Energy	7.6%
Real Estate	7.1%
Health Care	3.0%
Consumer Staples	2.0%
Utilities	1.9%
Communication Services	1.6%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%, and the expense cap for Class A shares was adjusted from 1.41% to 1.36% to coincide with this change.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class R4
Shareholder Report [Line Items]
Fund Name	MassMutual Small Company Value Fund
Class Name	Class R4
Trading Symbol	MMVFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Small Company Value Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$146	1.31%

Expenses Paid, Amount	$ 146
Expense Ratio, Percent	1.31%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell 2000® Value Index:
• An overweight allocation to and stock selection within the industrials sector
• Stock selection within the information technology sector
• An underweight allocation to and stock selection within the energy sector
Top detractors to the Fund’s performance relative to the Russell 2000 Value Index:
• Stock selection within the health care sector
• Stock selection within the consumer discretionary sector
• An overweight allocation to the information technology sector

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class R4 - without sales charge	22.36	8.76	7.16
Russell 3000 Index[1]	35.19	15.26	12.83
Russell 2000 Value Index	25.88	9.29	8.22
[45]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 125,600,000
Holdings Count | $ / shares	189
Advisory Fees Paid, Amount	$ 1,289,532
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$125.6
Total Number of Portfolio Holdings (includes derivative positions, if any)	189
Total Advisory Fees Paid During the Reporting Period	$1,289,532
Portfolio Turnover Rate	57%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Magnolia Oil & Gas Corp. Class A	1.5%
Northern Oil & Gas, Inc.	1.5%
Cactus, Inc. Class A	1.3%
Gates Industrial Corp. PLC	1.2%
First BanCorp	1.2%
Pacific Premier Bancorp, Inc.	1.2%
Independence Realty Trust, Inc.	1.2%
Taylor Morrison Home Corp.	1.1%
BankUnited, Inc.	1.1%
Walker & Dunlop, Inc.	1.0%

Sectors (% of Total Investments)
Financials	26.9%
Industrials	17.9%
Consumer Discretionary	14.4%
Information Technology	9.0%
Materials	7.7%
Energy	7.6%
Real Estate	7.1%
Health Care	3.0%
Consumer Staples	2.0%
Utilities	1.9%
Communication Services	1.6%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%, and the expense cap for Class A shares was adjusted from 1.41% to 1.36% to coincide with this change.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class A
Shareholder Report [Line Items]
Fund Name	MassMutual Small Company Value Fund
Class Name	Class A
Trading Symbol	MMYAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Small Company Value Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$154	1.38%

Expenses Paid, Amount	$ 154
Expense Ratio, Percent	1.38%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell 2000® Value Index:
• An overweight allocation to and stock selection within the industrials sector
• Stock selection within the information technology sector
• An underweight allocation to and stock selection within the energy sector
Top detractors to the Fund’s performance relative to the Russell 2000 Value Index:
• Stock selection within the health care sector
• Stock selection within the consumer discretionary sector
• An overweight allocation to the information technology sector

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class A - without sales charge	22.49	8.68	7.07
Class A - with maximum sales charge	15.76	7.46	6.47
Russell 3000 Index[1]	35.19	15.26	12.83
Russell 2000 Value Index	25.88	9.29	8.22
[46]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 125,600,000
Holdings Count | $ / shares	189
Advisory Fees Paid, Amount	$ 1,289,532
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$125.6
Total Number of Portfolio Holdings (includes derivative positions, if any)	189
Total Advisory Fees Paid During the Reporting Period	$1,289,532
Portfolio Turnover Rate	57%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Magnolia Oil & Gas Corp. Class A	1.5%
Northern Oil & Gas, Inc.	1.5%
Cactus, Inc. Class A	1.3%
Gates Industrial Corp. PLC	1.2%
First BanCorp	1.2%
Pacific Premier Bancorp, Inc.	1.2%
Independence Realty Trust, Inc.	1.2%
Taylor Morrison Home Corp.	1.1%
BankUnited, Inc.	1.1%
Walker & Dunlop, Inc.	1.0%

Sectors (% of Total Investments)
Financials	26.9%
Industrials	17.9%
Consumer Discretionary	14.4%
Information Technology	9.0%
Materials	7.7%
Energy	7.6%
Real Estate	7.1%
Health Care	3.0%
Consumer Staples	2.0%
Utilities	1.9%
Communication Services	1.6%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%, and the expense cap for Class A shares was adjusted from 1.41% to 1.36% to coincide with this change.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class R3
Shareholder Report [Line Items]
Fund Name	MassMutual Small Company Value Fund
Class Name	Class R3
Trading Symbol	MSVNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Small Company Value Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$173	1.56%

Expenses Paid, Amount	$ 173
Expense Ratio, Percent	1.56%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell 2000® Value Index:
• An overweight allocation to and stock selection within the industrials sector
• Stock selection within the information technology sector
• An underweight allocation to and stock selection within the energy sector
Top detractors to the Fund’s performance relative to the Russell 2000 Value Index:
• Stock selection within the health care sector
• Stock selection within the consumer discretionary sector
• An overweight allocation to the information technology sector

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class R3 - without sales charge	22.17	8.51	6.91
Russell 3000 Index[1]	35.19	15.26	12.83
Russell 2000 Value Index	25.88	9.29	8.22
[47]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 125,600,000
Holdings Count | $ / shares	189
Advisory Fees Paid, Amount	$ 1,289,532
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$125.6
Total Number of Portfolio Holdings (includes derivative positions, if any)	189
Total Advisory Fees Paid During the Reporting Period	$1,289,532
Portfolio Turnover Rate	57%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Magnolia Oil & Gas Corp. Class A	1.5%
Northern Oil & Gas, Inc.	1.5%
Cactus, Inc. Class A	1.3%
Gates Industrial Corp. PLC	1.2%
First BanCorp	1.2%
Pacific Premier Bancorp, Inc.	1.2%
Independence Realty Trust, Inc.	1.2%
Taylor Morrison Home Corp.	1.1%
BankUnited, Inc.	1.1%
Walker & Dunlop, Inc.	1.0%

Sectors (% of Total Investments)
Financials	26.9%
Industrials	17.9%
Consumer Discretionary	14.4%
Information Technology	9.0%
Materials	7.7%
Energy	7.6%
Real Estate	7.1%
Health Care	3.0%
Consumer Staples	2.0%
Utilities	1.9%
Communication Services	1.6%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%, and the expense cap for Class A shares was adjusted from 1.41% to 1.36% to coincide with this change.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class Y
Shareholder Report [Line Items]
Fund Name	MassMutual Small Company Value Fund
Class Name	Class Y
Trading Symbol	MMNLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Small Company Value Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$107	0.96%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell 2000® Value Index:
• An overweight allocation to and stock selection within the industrials sector
• Stock selection within the information technology sector
• An underweight allocation to and stock selection within the energy sector
Top detractors to the Fund’s performance relative to the Russell 2000 Value Index:
• Stock selection within the health care sector
• Stock selection within the consumer discretionary sector
• An overweight allocation to the information technology sector

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	Since Inception (02/01/2023)
Class Y - without sales charge	22.86	4.52
Russell 3000 Index[1]	35.19	23.53
Russell 2000 Value Index	25.88	8.36
[48]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 125,600,000
Holdings Count | $ / shares	189
Advisory Fees Paid, Amount	$ 1,289,532
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$125.6
Total Number of Portfolio Holdings (includes derivative positions, if any)	189
Total Advisory Fees Paid During the Reporting Period	$1,289,532
Portfolio Turnover Rate	57%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Magnolia Oil & Gas Corp. Class A	1.5%
Northern Oil & Gas, Inc.	1.5%
Cactus, Inc. Class A	1.3%
Gates Industrial Corp. PLC	1.2%
First BanCorp	1.2%
Pacific Premier Bancorp, Inc.	1.2%
Independence Realty Trust, Inc.	1.2%
Taylor Morrison Home Corp.	1.1%
BankUnited, Inc.	1.1%
Walker & Dunlop, Inc.	1.0%

Sectors (% of Total Investments)
Financials	26.9%
Industrials	17.9%
Consumer Discretionary	14.4%
Information Technology	9.0%
Materials	7.7%
Energy	7.6%
Real Estate	7.1%
Health Care	3.0%
Consumer Staples	2.0%
Utilities	1.9%
Communication Services	1.6%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%, and the expense cap for Class A shares was adjusted from 1.41% to 1.36% to coincide with this change.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class I
Shareholder Report [Line Items]
Fund Name	MassMutual Mid Cap Growth Fund
Class Name	Class I
Trading Symbol	MEFZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Mid Cap Growth Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$74	0.66%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell Midcap® Growth Index:
• Stock selection within the financials sector
• An overweight allocation to, and stock selection within, the communication services sector
• Stock selection within the materials sector
Top detractors to the Fund’s performance relative to the Russell Midcap Growth Index:
• Stock selection within the consumer discretionary sector
• An overweight allocation to, and stock selection within, the health care sector
• An underweight allocation to the utilities sector

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class I - without sales charge	23.63	9.34	11.00
Russell 3000 Index[1]	35.19	15.26	12.83
Russell Midcap Growth Index	29.33	11.48	11.30
[49]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 5,107,900,000
Holdings Count | $ / shares	187
Advisory Fees Paid, Amount	$ 32,787,457
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$5,107.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	187
Total Advisory Fees Paid During the Reporting Period	$32,787,457
Portfolio Turnover Rate	32%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Marvell Technology, Inc.	2.4%
Trade Desk, Inc. Class A	2.4%
Hologic, Inc.	2.4%
Agilent Technologies, Inc.	1.8%
Teleflex, Inc.	1.8%
Microchip Technology, Inc.	1.8%
Veeva Systems, Inc. Class A	1.7%
Domino’s Pizza, Inc.	1.6%
Fair Isaac Corp.	1.4%
Ross Stores, Inc.	1.4%

Sectors (% of Total Investments)
Health Care	21.9%
Information Technology	18.8%
Industrials	16.8%
Consumer Discretionary	12.2%
Financials	8.2%
Communication Services	5.4%
Materials	5.2%
Energy	3.8%
Consumer Staples	3.2%
Real Estate	0.8%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
Effective February 28, 2024, MML Investment Advisers, LLC has agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2026, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.66%, 0.76%, 0.86%, 0.96%, 1.11%, 1.16%, 1.36%, and 0.76% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class R5
Shareholder Report [Line Items]
Fund Name	MassMutual Mid Cap Growth Fund
Class Name	Class R5
Trading Symbol	MGRFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Mid Cap Growth Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$85	0.76%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell Midcap® Growth Index:
• Stock selection within the financials sector
• An overweight allocation to, and stock selection within, the communication services sector
• Stock selection within the materials sector
Top detractors to the Fund’s performance relative to the Russell Midcap Growth Index:
• Stock selection within the consumer discretionary sector
• An overweight allocation to, and stock selection within, the health care sector
• An underweight allocation to the utilities sector

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class R5 - without sales charge	23.48	9.23	10.89
Russell 3000 Index[1]	35.19	15.26	12.83
Russell Midcap Growth Index	29.33	11.48	11.30
[50]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 5,107,900,000
Holdings Count | $ / shares	187
Advisory Fees Paid, Amount	$ 32,787,457
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$5,107.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	187
Total Advisory Fees Paid During the Reporting Period	$32,787,457
Portfolio Turnover Rate	32%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Marvell Technology, Inc.	2.4%
Trade Desk, Inc. Class A	2.4%
Hologic, Inc.	2.4%
Agilent Technologies, Inc.	1.8%
Teleflex, Inc.	1.8%
Microchip Technology, Inc.	1.8%
Veeva Systems, Inc. Class A	1.7%
Domino’s Pizza, Inc.	1.6%
Fair Isaac Corp.	1.4%
Ross Stores, Inc.	1.4%

Sectors (% of Total Investments)
Health Care	21.9%
Information Technology	18.8%
Industrials	16.8%
Consumer Discretionary	12.2%
Financials	8.2%
Communication Services	5.4%
Materials	5.2%
Energy	3.8%
Consumer Staples	3.2%
Real Estate	0.8%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
Effective February 28, 2024, MML Investment Advisers, LLC has agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2026, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.66%, 0.76%, 0.86%, 0.96%, 1.11%, 1.16%, 1.36%, and 0.76% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Service Class
Shareholder Report [Line Items]
Fund Name	MassMutual Mid Cap Growth Fund
Class Name	Service Class
Trading Symbol	MEFYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Mid Cap Growth Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$96	0.86%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell Midcap® Growth Index:
• Stock selection within the financials sector
• An overweight allocation to, and stock selection within, the communication services sector
• Stock selection within the materials sector
Top detractors to the Fund’s performance relative to the Russell Midcap Growth Index:
• Stock selection within the consumer discretionary sector
• An overweight allocation to, and stock selection within, the health care sector
• An underweight allocation to the utilities sector

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Service Class - without sales charge	23.39	9.12	10.78
Russell 3000 Index[1]	35.19	15.26	12.83
Russell Midcap Growth Index	29.33	11.48	11.30
[51]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 5,107,900,000
Holdings Count | $ / shares	187
Advisory Fees Paid, Amount	$ 32,787,457
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$5,107.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	187
Total Advisory Fees Paid During the Reporting Period	$32,787,457
Portfolio Turnover Rate	32%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Marvell Technology, Inc.	2.4%
Trade Desk, Inc. Class A	2.4%
Hologic, Inc.	2.4%
Agilent Technologies, Inc.	1.8%
Teleflex, Inc.	1.8%
Microchip Technology, Inc.	1.8%
Veeva Systems, Inc. Class A	1.7%
Domino’s Pizza, Inc.	1.6%
Fair Isaac Corp.	1.4%
Ross Stores, Inc.	1.4%

Sectors (% of Total Investments)
Health Care	21.9%
Information Technology	18.8%
Industrials	16.8%
Consumer Discretionary	12.2%
Financials	8.2%
Communication Services	5.4%
Materials	5.2%
Energy	3.8%
Consumer Staples	3.2%
Real Estate	0.8%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
Effective February 28, 2024, MML Investment Advisers, LLC has agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2026, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.66%, 0.76%, 0.86%, 0.96%, 1.11%, 1.16%, 1.36%, and 0.76% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Administrative Class
Shareholder Report [Line Items]
Fund Name	MassMutual Mid Cap Growth Fund
Class Name	Administrative Class
Trading Symbol	MMELX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Mid Cap Growth Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$107	0.96%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell Midcap® Growth Index:
• Stock selection within the financials sector
• An overweight allocation to, and stock selection within, the communication services sector
• Stock selection within the materials sector
Top detractors to the Fund’s performance relative to the Russell Midcap Growth Index:
• Stock selection within the consumer discretionary sector
• An overweight allocation to, and stock selection within, the health care sector
• An underweight allocation to the utilities sector

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Administrative Class - without sales charge	23.24	9.02	10.67
Russell 3000 Index[1]	35.19	15.26	12.83
Russell Midcap Growth Index	29.33	11.48	11.30
[52]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 5,107,900,000
Holdings Count | $ / shares	187
Advisory Fees Paid, Amount	$ 32,787,457
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$5,107.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	187
Total Advisory Fees Paid During the Reporting Period	$32,787,457
Portfolio Turnover Rate	32%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Marvell Technology, Inc.	2.4%
Trade Desk, Inc. Class A	2.4%
Hologic, Inc.	2.4%
Agilent Technologies, Inc.	1.8%
Teleflex, Inc.	1.8%
Microchip Technology, Inc.	1.8%
Veeva Systems, Inc. Class A	1.7%
Domino’s Pizza, Inc.	1.6%
Fair Isaac Corp.	1.4%
Ross Stores, Inc.	1.4%

Sectors (% of Total Investments)
Health Care	21.9%
Information Technology	18.8%
Industrials	16.8%
Consumer Discretionary	12.2%
Financials	8.2%
Communication Services	5.4%
Materials	5.2%
Energy	3.8%
Consumer Staples	3.2%
Real Estate	0.8%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
Effective February 28, 2024, MML Investment Advisers, LLC has agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2026, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.66%, 0.76%, 0.86%, 0.96%, 1.11%, 1.16%, 1.36%, and 0.76% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class R4
Shareholder Report [Line Items]
Fund Name	MassMutual Mid Cap Growth Fund
Class Name	Class R4
Trading Symbol	MEFFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Mid Cap Growth Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$124	1.11%

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	1.11%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell Midcap® Growth Index:
• Stock selection within the financials sector
• An overweight allocation to, and stock selection within, the communication services sector
• Stock selection within the materials sector
Top detractors to the Fund’s performance relative to the Russell Midcap Growth Index:
• Stock selection within the consumer discretionary sector
• An overweight allocation to, and stock selection within, the health care sector
• An underweight allocation to the utilities sector

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class R4 - without sales charge	23.13	8.85	10.51
Russell 3000 Index[1]	35.19	15.26	12.83
Russell Midcap Growth Index	29.33	11.48	11.30
[53]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 5,107,900,000
Holdings Count | $ / shares	187
Advisory Fees Paid, Amount	$ 32,787,457
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$5,107.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	187
Total Advisory Fees Paid During the Reporting Period	$32,787,457
Portfolio Turnover Rate	32%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Marvell Technology, Inc.	2.4%
Trade Desk, Inc. Class A	2.4%
Hologic, Inc.	2.4%
Agilent Technologies, Inc.	1.8%
Teleflex, Inc.	1.8%
Microchip Technology, Inc.	1.8%
Veeva Systems, Inc. Class A	1.7%
Domino’s Pizza, Inc.	1.6%
Fair Isaac Corp.	1.4%
Ross Stores, Inc.	1.4%

Sectors (% of Total Investments)
Health Care	21.9%
Information Technology	18.8%
Industrials	16.8%
Consumer Discretionary	12.2%
Financials	8.2%
Communication Services	5.4%
Materials	5.2%
Energy	3.8%
Consumer Staples	3.2%
Real Estate	0.8%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
Effective February 28, 2024, MML Investment Advisers, LLC has agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2026, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.66%, 0.76%, 0.86%, 0.96%, 1.11%, 1.16%, 1.36%, and 0.76% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class A
Shareholder Report [Line Items]
Fund Name	MassMutual Mid Cap Growth Fund
Class Name	Class A
Trading Symbol	MEFAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Mid Cap Growth Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$130	1.17%

Expenses Paid, Amount	$ 130
Expense Ratio, Percent	1.17%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell Midcap® Growth Index:
• Stock selection within the financials sector
• An overweight allocation to, and stock selection within, the communication services sector
• Stock selection within the materials sector
Top detractors to the Fund’s performance relative to the Russell Midcap Growth Index:
• Stock selection within the consumer discretionary sector
• An overweight allocation to, and stock selection within, the health care sector
• An underweight allocation to the utilities sector

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class A - without sales charge	22.98	8.75	10.40
Class A - with maximum sales charge	16.21	7.53	9.78
Russell 3000 Index[1]	35.19	15.26	12.83
Russell Midcap Growth Index	29.33	11.48	11.30
[54]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 5,107,900,000
Holdings Count | $ / shares	187
Advisory Fees Paid, Amount	$ 32,787,457
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$5,107.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	187
Total Advisory Fees Paid During the Reporting Period	$32,787,457
Portfolio Turnover Rate	32%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Marvell Technology, Inc.	2.4%
Trade Desk, Inc. Class A	2.4%
Hologic, Inc.	2.4%
Agilent Technologies, Inc.	1.8%
Teleflex, Inc.	1.8%
Microchip Technology, Inc.	1.8%
Veeva Systems, Inc. Class A	1.7%
Domino’s Pizza, Inc.	1.6%
Fair Isaac Corp.	1.4%
Ross Stores, Inc.	1.4%

Sectors (% of Total Investments)
Health Care	21.9%
Information Technology	18.8%
Industrials	16.8%
Consumer Discretionary	12.2%
Financials	8.2%
Communication Services	5.4%
Materials	5.2%
Energy	3.8%
Consumer Staples	3.2%
Real Estate	0.8%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
Effective February 28, 2024, MML Investment Advisers, LLC has agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2026, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.66%, 0.76%, 0.86%, 0.96%, 1.11%, 1.16%, 1.36%, and 0.76% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class R3
Shareholder Report [Line Items]
Fund Name	MassMutual Mid Cap Growth Fund
Class Name	Class R3
Trading Symbol	MEFNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Mid Cap Growth Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$152	1.36%

Expenses Paid, Amount	$ 152
Expense Ratio, Percent	1.36%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell Midcap® Growth Index:
• Stock selection within the financials sector
• An overweight allocation to, and stock selection within, the communication services sector
• Stock selection within the materials sector
Top detractors to the Fund’s performance relative to the Russell Midcap Growth Index:
• Stock selection within the consumer discretionary sector
• An overweight allocation to, and stock selection within, the health care sector
• An underweight allocation to the utilities sector

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class R3 - without sales charge	22.83	8.58	10.23
Russell 3000 Index[1]	35.19	15.26	12.83
Russell Midcap Growth Index	29.33	11.48	11.30
[55]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 5,107,900,000
Holdings Count | $ / shares	187
Advisory Fees Paid, Amount	$ 32,787,457
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$5,107.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	187
Total Advisory Fees Paid During the Reporting Period	$32,787,457
Portfolio Turnover Rate	32%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Marvell Technology, Inc.	2.4%
Trade Desk, Inc. Class A	2.4%
Hologic, Inc.	2.4%
Agilent Technologies, Inc.	1.8%
Teleflex, Inc.	1.8%
Microchip Technology, Inc.	1.8%
Veeva Systems, Inc. Class A	1.7%
Domino’s Pizza, Inc.	1.6%
Fair Isaac Corp.	1.4%
Ross Stores, Inc.	1.4%

Sectors (% of Total Investments)
Health Care	21.9%
Information Technology	18.8%
Industrials	16.8%
Consumer Discretionary	12.2%
Financials	8.2%
Communication Services	5.4%
Materials	5.2%
Energy	3.8%
Consumer Staples	3.2%
Real Estate	0.8%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
Effective February 28, 2024, MML Investment Advisers, LLC has agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2026, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.66%, 0.76%, 0.86%, 0.96%, 1.11%, 1.16%, 1.36%, and 0.76% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class Y
Shareholder Report [Line Items]
Fund Name	MassMutual Mid Cap Growth Fund
Class Name	Class Y
Trading Symbol	MMNGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Mid Cap Growth Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$85	0.76%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell Midcap® Growth Index:
• Stock selection within the financials sector
• An overweight allocation to, and stock selection within, the communication services sector
• Stock selection within the materials sector
Top detractors to the Fund’s performance relative to the Russell Midcap Growth Index:
• Stock selection within the consumer discretionary sector
• An overweight allocation to, and stock selection within, the health care sector
• An underweight allocation to the utilities sector

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	Since Inception (02/01/2023)
Class Y - without sales charge	23.48	11.65
Russell 3000 Index[1]	35.19	23.53
Russell Midcap Growth Index	29.33	17.46
[56]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 5,107,900,000
Holdings Count | $ / shares	187
Advisory Fees Paid, Amount	$ 32,787,457
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$5,107.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	187
Total Advisory Fees Paid During the Reporting Period	$32,787,457
Portfolio Turnover Rate	32%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Marvell Technology, Inc.	2.4%
Trade Desk, Inc. Class A	2.4%
Hologic, Inc.	2.4%
Agilent Technologies, Inc.	1.8%
Teleflex, Inc.	1.8%
Microchip Technology, Inc.	1.8%
Veeva Systems, Inc. Class A	1.7%
Domino’s Pizza, Inc.	1.6%
Fair Isaac Corp.	1.4%
Ross Stores, Inc.	1.4%

Sectors (% of Total Investments)
Health Care	21.9%
Information Technology	18.8%
Industrials	16.8%
Consumer Discretionary	12.2%
Financials	8.2%
Communication Services	5.4%
Materials	5.2%
Energy	3.8%
Consumer Staples	3.2%
Real Estate	0.8%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
Effective February 28, 2024, MML Investment Advisers, LLC has agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2026, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.66%, 0.76%, 0.86%, 0.96%, 1.11%, 1.16%, 1.36%, and 0.76% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class I
Shareholder Report [Line Items]
Fund Name	MassMutual Small Cap Growth Equity Fund
Class Name	Class I
Trading Symbol	MSGZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Small Cap Growth Equity Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$98	0.85%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell 2000® Growth Index:
• Stock selection within the consumer discretionary sector where an overweight allocation to Wingstop was particularly impactful
• Strong stock selection within and an overweight allocation to the industrials sector
• An underweight allocation to utilities, which was the second worst performing sector in the period
Top detractors to the Fund’s performance relative to the Russell 2000 Growth Index:
• Stock selection within the information technology sector
• An overweight allocation to the energy sector, which was the worst performing sector in the period

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class I - without sales charge	29.81	11.35	11.00
Russell 3000 Index[1]	35.19	15.26	12.83
Russell 2000 Growth Index	27.66	8.82	8.95
[57]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 772,300,000
Holdings Count | $ / shares	242
Advisory Fees Paid, Amount	$ 6,341,986
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$772.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	242
Total Advisory Fees Paid During the Reporting Period	$6,341,986
Portfolio Turnover Rate	54%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Comfort Systems USA, Inc.	1.4%
AZEK Co., Inc.	1.3%
Hamilton Lane, Inc. Class A	1.3%
Applied Industrial Technologies, Inc.	1.3%
Curtiss-Wright Corp.	1.2%
Fluor Corp.	1.2%
Cabot Corp.	1.2%
Wingstop, Inc.	1.2%
CyberArk Software Ltd.	1.2%
Verra Mobility Corp.	1.1%

Sectors (% of Total Investments)
Industrials	21.7%
Health Care	20.6%
Information Technology	16.4%
Consumer Discretionary	12.3%
Financials	10.1%
Real Estate	4.0%
Materials	4.0%
Energy	3.7%
Consumer Staples	2.0%
Communication Services	1.8%
Utilities	0.6%
Exchange-Traded Funds	0.6%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class R5
Shareholder Report [Line Items]
Fund Name	MassMutual Small Cap Growth Equity Fund
Class Name	Class R5
Trading Symbol	MSGSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Small Cap Growth Equity Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$109	0.95%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell 2000® Growth Index:
• Stock selection within the consumer discretionary sector where an overweight allocation to Wingstop was particularly impactful
• Strong stock selection within and an overweight allocation to the industrials sector
• An underweight allocation to utilities, which was the second worst performing sector in the period
Top detractors to the Fund’s performance relative to the Russell 2000 Growth Index:
• Stock selection within the information technology sector
• An overweight allocation to the energy sector, which was the worst performing sector in the period

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class R5 - without sales charge	29.71	11.24	10.89
Russell 3000 Index[1]	35.19	15.26	12.83
Russell 2000 Growth Index	27.66	8.82	8.95
[58]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 772,300,000
Holdings Count | $ / shares	242
Advisory Fees Paid, Amount	$ 6,341,986
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$772.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	242
Total Advisory Fees Paid During the Reporting Period	$6,341,986
Portfolio Turnover Rate	54%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Comfort Systems USA, Inc.	1.4%
AZEK Co., Inc.	1.3%
Hamilton Lane, Inc. Class A	1.3%
Applied Industrial Technologies, Inc.	1.3%
Curtiss-Wright Corp.	1.2%
Fluor Corp.	1.2%
Cabot Corp.	1.2%
Wingstop, Inc.	1.2%
CyberArk Software Ltd.	1.2%
Verra Mobility Corp.	1.1%

Sectors (% of Total Investments)
Industrials	21.7%
Health Care	20.6%
Information Technology	16.4%
Consumer Discretionary	12.3%
Financials	10.1%
Real Estate	4.0%
Materials	4.0%
Energy	3.7%
Consumer Staples	2.0%
Communication Services	1.8%
Utilities	0.6%
Exchange-Traded Funds	0.6%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Service Class
Shareholder Report [Line Items]
Fund Name	MassMutual Small Cap Growth Equity Fund
Class Name	Service Class
Trading Symbol	MSCYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Small Cap Growth Equity Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$121	1.05%

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell 2000® Growth Index:
• Stock selection within the consumer discretionary sector where an overweight allocation to Wingstop was particularly impactful
• Strong stock selection within and an overweight allocation to the industrials sector
• An underweight allocation to utilities, which was the second worst performing sector in the period
Top detractors to the Fund’s performance relative to the Russell 2000 Growth Index:
• Stock selection within the information technology sector
• An overweight allocation to the energy sector, which was the worst performing sector in the period

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Service Class - without sales charge	29.54	11.12	10.78
Russell 3000 Index[1]	35.19	15.26	12.83
Russell 2000 Growth Index	27.66	8.82	8.95
[59]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 772,300,000
Holdings Count | $ / shares	242
Advisory Fees Paid, Amount	$ 6,341,986
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$772.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	242
Total Advisory Fees Paid During the Reporting Period	$6,341,986
Portfolio Turnover Rate	54%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Comfort Systems USA, Inc.	1.4%
AZEK Co., Inc.	1.3%
Hamilton Lane, Inc. Class A	1.3%
Applied Industrial Technologies, Inc.	1.3%
Curtiss-Wright Corp.	1.2%
Fluor Corp.	1.2%
Cabot Corp.	1.2%
Wingstop, Inc.	1.2%
CyberArk Software Ltd.	1.2%
Verra Mobility Corp.	1.1%

Sectors (% of Total Investments)
Industrials	21.7%
Health Care	20.6%
Information Technology	16.4%
Consumer Discretionary	12.3%
Financials	10.1%
Real Estate	4.0%
Materials	4.0%
Energy	3.7%
Consumer Staples	2.0%
Communication Services	1.8%
Utilities	0.6%
Exchange-Traded Funds	0.6%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Administrative Class
Shareholder Report [Line Items]
Fund Name	MassMutual Small Cap Growth Equity Fund
Class Name	Administrative Class
Trading Symbol	MSGLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Small Cap Growth Equity Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$132	1.15%

Expenses Paid, Amount	$ 132
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell 2000® Growth Index:
• Stock selection within the consumer discretionary sector where an overweight allocation to Wingstop was particularly impactful
• Strong stock selection within and an overweight allocation to the industrials sector
• An underweight allocation to utilities, which was the second worst performing sector in the period
Top detractors to the Fund’s performance relative to the Russell 2000 Growth Index:
• Stock selection within the information technology sector
• An overweight allocation to the energy sector, which was the worst performing sector in the period

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Administrative Class - without sales charge	29.45	11.02	10.67
Russell 3000 Index[1]	35.19	15.26	12.83
Russell 2000 Growth Index	27.66	8.82	8.95
[60]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 772,300,000
Holdings Count | $ / shares	242
Advisory Fees Paid, Amount	$ 6,341,986
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$772.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	242
Total Advisory Fees Paid During the Reporting Period	$6,341,986
Portfolio Turnover Rate	54%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Comfort Systems USA, Inc.	1.4%
AZEK Co., Inc.	1.3%
Hamilton Lane, Inc. Class A	1.3%
Applied Industrial Technologies, Inc.	1.3%
Curtiss-Wright Corp.	1.2%
Fluor Corp.	1.2%
Cabot Corp.	1.2%
Wingstop, Inc.	1.2%
CyberArk Software Ltd.	1.2%
Verra Mobility Corp.	1.1%

Sectors (% of Total Investments)
Industrials	21.7%
Health Care	20.6%
Information Technology	16.4%
Consumer Discretionary	12.3%
Financials	10.1%
Real Estate	4.0%
Materials	4.0%
Energy	3.7%
Consumer Staples	2.0%
Communication Services	1.8%
Utilities	0.6%
Exchange-Traded Funds	0.6%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class R4
Shareholder Report [Line Items]
Fund Name	MassMutual Small Cap Growth Equity Fund
Class Name	Class R4
Trading Symbol	MSERX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Small Cap Growth Equity Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$149	1.30%

Expenses Paid, Amount	$ 149
Expense Ratio, Percent	1.30%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell 2000® Growth Index:
• Stock selection within the consumer discretionary sector where an overweight allocation to Wingstop was particularly impactful
• Strong stock selection within and an overweight allocation to the industrials sector
• An underweight allocation to utilities, which was the second worst performing sector in the period
Top detractors to the Fund’s performance relative to the Russell 2000 Growth Index:
• Stock selection within the information technology sector
• An overweight allocation to the energy sector, which was the worst performing sector in the period

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class R4 - without sales charge	29.11	10.85	10.51
Russell 3000 Index[1]	35.19	15.26	12.83
Russell 2000 Growth Index	27.66	8.82	8.95
[61]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 772,300,000
Holdings Count | $ / shares	242
Advisory Fees Paid, Amount	$ 6,341,986
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$772.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	242
Total Advisory Fees Paid During the Reporting Period	$6,341,986
Portfolio Turnover Rate	54%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Comfort Systems USA, Inc.	1.4%
AZEK Co., Inc.	1.3%
Hamilton Lane, Inc. Class A	1.3%
Applied Industrial Technologies, Inc.	1.3%
Curtiss-Wright Corp.	1.2%
Fluor Corp.	1.2%
Cabot Corp.	1.2%
Wingstop, Inc.	1.2%
CyberArk Software Ltd.	1.2%
Verra Mobility Corp.	1.1%

Sectors (% of Total Investments)
Industrials	21.7%
Health Care	20.6%
Information Technology	16.4%
Consumer Discretionary	12.3%
Financials	10.1%
Real Estate	4.0%
Materials	4.0%
Energy	3.7%
Consumer Staples	2.0%
Communication Services	1.8%
Utilities	0.6%
Exchange-Traded Funds	0.6%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class A
Shareholder Report [Line Items]
Fund Name	MassMutual Small Cap Growth Equity Fund
Class Name	Class A
Trading Symbol	MMGEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Small Cap Growth Equity Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$157	1.37%

Expenses Paid, Amount	$ 157
Expense Ratio, Percent	1.37%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell 2000® Growth Index:
• Stock selection within the consumer discretionary sector where an overweight allocation to Wingstop was particularly impactful
• Strong stock selection within and an overweight allocation to the industrials sector
• An underweight allocation to utilities, which was the second worst performing sector in the period
Top detractors to the Fund’s performance relative to the Russell 2000 Growth Index:
• Stock selection within the information technology sector
• An overweight allocation to the energy sector, which was the worst performing sector in the period

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class A - without sales charge	29.20	10.75	10.40
Class A - with maximum sales charge	22.09	9.51	9.78
Russell 3000 Index[1]	35.19	15.26	12.83
Russell 2000 Growth Index	27.66	8.82	8.95
[62]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 772,300,000
Holdings Count | $ / shares	242
Advisory Fees Paid, Amount	$ 6,341,986
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$772.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	242
Total Advisory Fees Paid During the Reporting Period	$6,341,986
Portfolio Turnover Rate	54%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Comfort Systems USA, Inc.	1.4%
AZEK Co., Inc.	1.3%
Hamilton Lane, Inc. Class A	1.3%
Applied Industrial Technologies, Inc.	1.3%
Curtiss-Wright Corp.	1.2%
Fluor Corp.	1.2%
Cabot Corp.	1.2%
Wingstop, Inc.	1.2%
CyberArk Software Ltd.	1.2%
Verra Mobility Corp.	1.1%

Sectors (% of Total Investments)
Industrials	21.7%
Health Care	20.6%
Information Technology	16.4%
Consumer Discretionary	12.3%
Financials	10.1%
Real Estate	4.0%
Materials	4.0%
Energy	3.7%
Consumer Staples	2.0%
Communication Services	1.8%
Utilities	0.6%
Exchange-Traded Funds	0.6%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class R3
Shareholder Report [Line Items]
Fund Name	MassMutual Small Cap Growth Equity Fund
Class Name	Class R3
Trading Symbol	MSGNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Small Cap Growth Equity Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$177	1.55%

Expenses Paid, Amount	$ 177
Expense Ratio, Percent	1.55%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell 2000® Growth Index:
• Stock selection within the consumer discretionary sector where an overweight allocation to Wingstop was particularly impactful
• Strong stock selection within and an overweight allocation to the industrials sector
• An underweight allocation to utilities, which was the second worst performing sector in the period
Top detractors to the Fund’s performance relative to the Russell 2000 Growth Index:
• Stock selection within the information technology sector
• An overweight allocation to the energy sector, which was the worst performing sector in the period

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class R3 - without sales charge	28.95	10.56	10.23
Russell 3000 Index[1]	35.19	15.26	12.83
Russell 2000 Growth Index	27.66	8.82	8.95
[63]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 772,300,000
Holdings Count | $ / shares	242
Advisory Fees Paid, Amount	$ 6,341,986
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$772.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	242
Total Advisory Fees Paid During the Reporting Period	$6,341,986
Portfolio Turnover Rate	54%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Comfort Systems USA, Inc.	1.4%
AZEK Co., Inc.	1.3%
Hamilton Lane, Inc. Class A	1.3%
Applied Industrial Technologies, Inc.	1.3%
Curtiss-Wright Corp.	1.2%
Fluor Corp.	1.2%
Cabot Corp.	1.2%
Wingstop, Inc.	1.2%
CyberArk Software Ltd.	1.2%
Verra Mobility Corp.	1.1%

Sectors (% of Total Investments)
Industrials	21.7%
Health Care	20.6%
Information Technology	16.4%
Consumer Discretionary	12.3%
Financials	10.1%
Real Estate	4.0%
Materials	4.0%
Energy	3.7%
Consumer Staples	2.0%
Communication Services	1.8%
Utilities	0.6%
Exchange-Traded Funds	0.6%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class Y
Shareholder Report [Line Items]
Fund Name	MassMutual Small Cap Growth Equity Fund
Class Name	Class Y
Trading Symbol	MMNJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Small Cap Growth Equity Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$109	0.95%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell 2000® Growth Index:
• Stock selection within the consumer discretionary sector where an overweight allocation to Wingstop was particularly impactful
• Strong stock selection within and an overweight allocation to the industrials sector
• An underweight allocation to utilities, which was the second worst performing sector in the period
Top detractors to the Fund’s performance relative to the Russell 2000 Growth Index:
• Stock selection within the information technology sector
• An overweight allocation to the energy sector, which was the worst performing sector in the period

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	Since Inception (02/01/2023)
Class Y - without sales charge	29.63	13.35
Russell 3000 Index[1]	35.19	23.53
Russell 2000 Growth Index	27.66	12.80
[64]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 772,300,000
Holdings Count | $ / shares	242
Advisory Fees Paid, Amount	$ 6,341,986
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$772.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	242
Total Advisory Fees Paid During the Reporting Period	$6,341,986
Portfolio Turnover Rate	54%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Comfort Systems USA, Inc.	1.4%
AZEK Co., Inc.	1.3%
Hamilton Lane, Inc. Class A	1.3%
Applied Industrial Technologies, Inc.	1.3%
Curtiss-Wright Corp.	1.2%
Fluor Corp.	1.2%
Cabot Corp.	1.2%
Wingstop, Inc.	1.2%
CyberArk Software Ltd.	1.2%
Verra Mobility Corp.	1.1%

Sectors (% of Total Investments)
Industrials	21.7%
Health Care	20.6%
Information Technology	16.4%
Consumer Discretionary	12.3%
Financials	10.1%
Real Estate	4.0%
Materials	4.0%
Energy	3.7%
Consumer Staples	2.0%
Communication Services	1.8%
Utilities	0.6%
Exchange-Traded Funds	0.6%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class I
Shareholder Report [Line Items]
Fund Name	MassMutual Overseas Fund
Class Name	Class I
Trading Symbol	MOSZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Overseas Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$88	0.79%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the MSCI EAFE Index:
• An overweight allocation and strong stock selection in the industrials sector, with strong impact from holdings in Hitachi Ltd and Rolls-Royce Holdings PLC
• Stock selection in and an underweight allocation to the energy sector
Top detractors to the Fund’s performance relative to the MSCI EAFE Index:
• Stock selection within the financials sector
• Stock selection within the materials sector
• A modest cash holding also detracted as the index advanced significantly in the period

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class I - without sales charge	22.03	8.55	6.13
MSCI EAFE Index	24.77	8.20	5.71

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 509,900,000
Holdings Count | $ / shares	130
Advisory Fees Paid, Amount	$ 3,820,563
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$509.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	130
Total Advisory Fees Paid During the Reporting Period	$3,820,563
Portfolio Turnover Rate	21%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Schneider Electric SE	2.1%
Hitachi Ltd.	2.0%
Roche Holding AG	2.0%
Air Liquide SA	1.9%
Capgemini SE	1.9%
SAP SE	1.8%
Compass Group PLC	1.8%
Intesa Sanpaolo SpA	1.7%
Novartis AG Registered	1.6%
Cie Financiere Richemont SA Registered Class A	1.6%

Sectors (% of Total Investments)
Industrials	20.7%
Financials	19.6%
Consumer Discretionary	15.1%
Health Care	13.9%
Consumer Staples	9.0%
Information Technology	8.8%
Materials	6.2%
Communication Services	3.0%
Energy	1.8%
Utilities	0.9%

Largest Countries (% of Total Investments)
France	15.9%
Germany	14.1%
Japan	11.7%
United Kingdom	10.2%
United States	9.9%
Switzerland	7.8%
Italy	3.8%
Canada	3.1%
Denmark	2.9%
China	2.8%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%, and the expense cap for Class A shares was adjusted from 1.34% to 1.29% to coincide with this change.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class R5
Shareholder Report [Line Items]
Fund Name	MassMutual Overseas Fund
Class Name	Class R5
Trading Symbol	MOSSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Overseas Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$99	0.89%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the MSCI EAFE Index:
• An overweight allocation and strong stock selection in the industrials sector, with strong impact from holdings in Hitachi Ltd and Rolls-Royce Holdings PLC
• Stock selection in and an underweight allocation to the energy sector
Top detractors to the Fund’s performance relative to the MSCI EAFE Index:
• Stock selection within the financials sector
• Stock selection within the materials sector
• A modest cash holding also detracted as the index advanced significantly in the period

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class R5 - without sales charge	21.91	8.45	6.04
MSCI EAFE Index	24.77	8.20	5.71

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 509,900,000
Holdings Count | $ / shares	130
Advisory Fees Paid, Amount	$ 3,820,563
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$509.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	130
Total Advisory Fees Paid During the Reporting Period	$3,820,563
Portfolio Turnover Rate	21%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Schneider Electric SE	2.1%
Hitachi Ltd.	2.0%
Roche Holding AG	2.0%
Air Liquide SA	1.9%
Capgemini SE	1.9%
SAP SE	1.8%
Compass Group PLC	1.8%
Intesa Sanpaolo SpA	1.7%
Novartis AG Registered	1.6%
Cie Financiere Richemont SA Registered Class A	1.6%

Sectors (% of Total Investments)
Industrials	20.7%
Financials	19.6%
Consumer Discretionary	15.1%
Health Care	13.9%
Consumer Staples	9.0%
Information Technology	8.8%
Materials	6.2%
Communication Services	3.0%
Energy	1.8%
Utilities	0.9%

Largest Countries (% of Total Investments)
France	15.9%
Germany	14.1%
Japan	11.7%
United Kingdom	10.2%
United States	9.9%
Switzerland	7.8%
Italy	3.8%
Canada	3.1%
Denmark	2.9%
China	2.8%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%, and the expense cap for Class A shares was adjusted from 1.34% to 1.29% to coincide with this change.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Service Class
Shareholder Report [Line Items]
Fund Name	MassMutual Overseas Fund
Class Name	Service Class
Trading Symbol	MOSYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Overseas Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$110	0.99%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the MSCI EAFE Index:
• An overweight allocation and strong stock selection in the industrials sector, with strong impact from holdings in Hitachi Ltd and Rolls-Royce Holdings PLC
• Stock selection in and an underweight allocation to the energy sector
Top detractors to the Fund’s performance relative to the MSCI EAFE Index:
• Stock selection within the financials sector
• Stock selection within the materials sector
• A modest cash holding also detracted as the index advanced significantly in the period

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Service Class - without sales charge	21.71	8.33	5.93
MSCI EAFE Index	24.77	8.20	5.71

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 509,900,000
Holdings Count | $ / shares	130
Advisory Fees Paid, Amount	$ 3,820,563
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$509.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	130
Total Advisory Fees Paid During the Reporting Period	$3,820,563
Portfolio Turnover Rate	21%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Schneider Electric SE	2.1%
Hitachi Ltd.	2.0%
Roche Holding AG	2.0%
Air Liquide SA	1.9%
Capgemini SE	1.9%
SAP SE	1.8%
Compass Group PLC	1.8%
Intesa Sanpaolo SpA	1.7%
Novartis AG Registered	1.6%
Cie Financiere Richemont SA Registered Class A	1.6%

Sectors (% of Total Investments)
Industrials	20.7%
Financials	19.6%
Consumer Discretionary	15.1%
Health Care	13.9%
Consumer Staples	9.0%
Information Technology	8.8%
Materials	6.2%
Communication Services	3.0%
Energy	1.8%
Utilities	0.9%

Largest Countries (% of Total Investments)
France	15.9%
Germany	14.1%
Japan	11.7%
United Kingdom	10.2%
United States	9.9%
Switzerland	7.8%
Italy	3.8%
Canada	3.1%
Denmark	2.9%
China	2.8%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%, and the expense cap for Class A shares was adjusted from 1.34% to 1.29% to coincide with this change.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Administrative Class
Shareholder Report [Line Items]
Fund Name	MassMutual Overseas Fund
Class Name	Administrative Class
Trading Symbol	MOSLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Overseas Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$121	1.09%

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	1.09%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the MSCI EAFE Index:
• An overweight allocation and strong stock selection in the industrials sector, with strong impact from holdings in Hitachi Ltd and Rolls-Royce Holdings PLC
• Stock selection in and an underweight allocation to the energy sector
Top detractors to the Fund’s performance relative to the MSCI EAFE Index:
• Stock selection within the financials sector
• Stock selection within the materials sector
• A modest cash holding also detracted as the index advanced significantly in the period

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Administrative Class - without sales charge	21.70	8.24	5.82
MSCI EAFE Index	24.77	8.20	5.71

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 509,900,000
Holdings Count | $ / shares	130
Advisory Fees Paid, Amount	$ 3,820,563
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$509.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	130
Total Advisory Fees Paid During the Reporting Period	$3,820,563
Portfolio Turnover Rate	21%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Schneider Electric SE	2.1%
Hitachi Ltd.	2.0%
Roche Holding AG	2.0%
Air Liquide SA	1.9%
Capgemini SE	1.9%
SAP SE	1.8%
Compass Group PLC	1.8%
Intesa Sanpaolo SpA	1.7%
Novartis AG Registered	1.6%
Cie Financiere Richemont SA Registered Class A	1.6%

Sectors (% of Total Investments)
Industrials	20.7%
Financials	19.6%
Consumer Discretionary	15.1%
Health Care	13.9%
Consumer Staples	9.0%
Information Technology	8.8%
Materials	6.2%
Communication Services	3.0%
Energy	1.8%
Utilities	0.9%

Largest Countries (% of Total Investments)
France	15.9%
Germany	14.1%
Japan	11.7%
United Kingdom	10.2%
United States	9.9%
Switzerland	7.8%
Italy	3.8%
Canada	3.1%
Denmark	2.9%
China	2.8%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%, and the expense cap for Class A shares was adjusted from 1.34% to 1.29% to coincide with this change.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class R4
Shareholder Report [Line Items]
Fund Name	MassMutual Overseas Fund
Class Name	Class R4
Trading Symbol	MOSFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Overseas Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$137	1.24%

Expenses Paid, Amount	$ 137
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the MSCI EAFE Index:
• An overweight allocation and strong stock selection in the industrials sector, with strong impact from holdings in Hitachi Ltd and Rolls-Royce Holdings PLC
• Stock selection in and an underweight allocation to the energy sector
Top detractors to the Fund’s performance relative to the MSCI EAFE Index:
• Stock selection within the financials sector
• Stock selection within the materials sector
• A modest cash holding also detracted as the index advanced significantly in the period

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class R4 - without sales charge	21.40	8.07	5.66
MSCI EAFE Index	24.77	8.20	5.71

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 509,900,000
Holdings Count | $ / shares	130
Advisory Fees Paid, Amount	$ 3,820,563
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$509.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	130
Total Advisory Fees Paid During the Reporting Period	$3,820,563
Portfolio Turnover Rate	21%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Schneider Electric SE	2.1%
Hitachi Ltd.	2.0%
Roche Holding AG	2.0%
Air Liquide SA	1.9%
Capgemini SE	1.9%
SAP SE	1.8%
Compass Group PLC	1.8%
Intesa Sanpaolo SpA	1.7%
Novartis AG Registered	1.6%
Cie Financiere Richemont SA Registered Class A	1.6%

Sectors (% of Total Investments)
Industrials	20.7%
Financials	19.6%
Consumer Discretionary	15.1%
Health Care	13.9%
Consumer Staples	9.0%
Information Technology	8.8%
Materials	6.2%
Communication Services	3.0%
Energy	1.8%
Utilities	0.9%

Largest Countries (% of Total Investments)
France	15.9%
Germany	14.1%
Japan	11.7%
United Kingdom	10.2%
United States	9.9%
Switzerland	7.8%
Italy	3.8%
Canada	3.1%
Denmark	2.9%
China	2.8%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%, and the expense cap for Class A shares was adjusted from 1.34% to 1.29% to coincide with this change.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class A
Shareholder Report [Line Items]
Fund Name	MassMutual Overseas Fund
Class Name	Class A
Trading Symbol	MOSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Overseas Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$145	1.31%

Expenses Paid, Amount	$ 145
Expense Ratio, Percent	1.31%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the MSCI EAFE Index:
• An overweight allocation and strong stock selection in the industrials sector, with strong impact from holdings in Hitachi Ltd and Rolls-Royce Holdings PLC
• Stock selection in and an underweight allocation to the energy sector
Top detractors to the Fund’s performance relative to the MSCI EAFE Index:
• Stock selection within the financials sector
• Stock selection within the materials sector
• A modest cash holding also detracted as the index advanced significantly in the period

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class A - without sales charge	21.38	7.96	5.56
Class A - with maximum sales charge	14.70	6.75	4.97
MSCI EAFE Index	24.77	8.20	5.71

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 509,900,000
Holdings Count | $ / shares	130
Advisory Fees Paid, Amount	$ 3,820,563
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$509.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	130
Total Advisory Fees Paid During the Reporting Period	$3,820,563
Portfolio Turnover Rate	21%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Schneider Electric SE	2.1%
Hitachi Ltd.	2.0%
Roche Holding AG	2.0%
Air Liquide SA	1.9%
Capgemini SE	1.9%
SAP SE	1.8%
Compass Group PLC	1.8%
Intesa Sanpaolo SpA	1.7%
Novartis AG Registered	1.6%
Cie Financiere Richemont SA Registered Class A	1.6%

Sectors (% of Total Investments)
Industrials	20.7%
Financials	19.6%
Consumer Discretionary	15.1%
Health Care	13.9%
Consumer Staples	9.0%
Information Technology	8.8%
Materials	6.2%
Communication Services	3.0%
Energy	1.8%
Utilities	0.9%

Largest Countries (% of Total Investments)
France	15.9%
Germany	14.1%
Japan	11.7%
United Kingdom	10.2%
United States	9.9%
Switzerland	7.8%
Italy	3.8%
Canada	3.1%
Denmark	2.9%
China	2.8%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%, and the expense cap for Class A shares was adjusted from 1.34% to 1.29% to coincide with this change.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class R3
Shareholder Report [Line Items]
Fund Name	MassMutual Overseas Fund
Class Name	Class R3
Trading Symbol	MOSNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Overseas Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$165	1.49%

Expenses Paid, Amount	$ 165
Expense Ratio, Percent	1.49%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the MSCI EAFE Index:
• An overweight allocation and strong stock selection in the industrials sector, with strong impact from holdings in Hitachi Ltd and Rolls-Royce Holdings PLC
• Stock selection in and an underweight allocation to the energy sector
Top detractors to the Fund’s performance relative to the MSCI EAFE Index:
• Stock selection within the financials sector
• Stock selection within the materials sector
• A modest cash holding also detracted as the index advanced significantly in the period

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class R3 - without sales charge	21.26	7.83	5.41
MSCI EAFE Index	24.77	8.20	5.71

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 509,900,000
Holdings Count | $ / shares	130
Advisory Fees Paid, Amount	$ 3,820,563
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$509.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	130
Total Advisory Fees Paid During the Reporting Period	$3,820,563
Portfolio Turnover Rate	21%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Schneider Electric SE	2.1%
Hitachi Ltd.	2.0%
Roche Holding AG	2.0%
Air Liquide SA	1.9%
Capgemini SE	1.9%
SAP SE	1.8%
Compass Group PLC	1.8%
Intesa Sanpaolo SpA	1.7%
Novartis AG Registered	1.6%
Cie Financiere Richemont SA Registered Class A	1.6%

Sectors (% of Total Investments)
Industrials	20.7%
Financials	19.6%
Consumer Discretionary	15.1%
Health Care	13.9%
Consumer Staples	9.0%
Information Technology	8.8%
Materials	6.2%
Communication Services	3.0%
Energy	1.8%
Utilities	0.9%

Largest Countries (% of Total Investments)
France	15.9%
Germany	14.1%
Japan	11.7%
United Kingdom	10.2%
United States	9.9%
Switzerland	7.8%
Italy	3.8%
Canada	3.1%
Denmark	2.9%
China	2.8%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%, and the expense cap for Class A shares was adjusted from 1.34% to 1.29% to coincide with this change.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class Y
Shareholder Report [Line Items]
Fund Name	MassMutual Overseas Fund
Class Name	Class Y
Trading Symbol	MMOJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Overseas Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$99	0.89%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the MSCI EAFE Index:
• An overweight allocation and strong stock selection in the industrials sector, with strong impact from holdings in Hitachi Ltd and Rolls-Royce Holdings PLC
• Stock selection in and an underweight allocation to the energy sector
Top detractors to the Fund’s performance relative to the MSCI EAFE Index:
• Stock selection within the financials sector
• Stock selection within the materials sector
• A modest cash holding also detracted as the index advanced significantly in the period

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	Since Inception (02/01/2023)
Class Y - without sales charge	21.94	9.92
MSCI EAFE Index	24.77	13.57

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 509,900,000
Holdings Count | $ / shares	130
Advisory Fees Paid, Amount	$ 3,820,563
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$509.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	130
Total Advisory Fees Paid During the Reporting Period	$3,820,563
Portfolio Turnover Rate	21%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Schneider Electric SE	2.1%
Hitachi Ltd.	2.0%
Roche Holding AG	2.0%
Air Liquide SA	1.9%
Capgemini SE	1.9%
SAP SE	1.8%
Compass Group PLC	1.8%
Intesa Sanpaolo SpA	1.7%
Novartis AG Registered	1.6%
Cie Financiere Richemont SA Registered Class A	1.6%

Sectors (% of Total Investments)
Industrials	20.7%
Financials	19.6%
Consumer Discretionary	15.1%
Health Care	13.9%
Consumer Staples	9.0%
Information Technology	8.8%
Materials	6.2%
Communication Services	3.0%
Energy	1.8%
Utilities	0.9%

Largest Countries (% of Total Investments)
France	15.9%
Germany	14.1%
Japan	11.7%
United Kingdom	10.2%
United States	9.9%
Switzerland	7.8%
Italy	3.8%
Canada	3.1%
Denmark	2.9%
China	2.8%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%, and the expense cap for Class A shares was adjusted from 1.34% to 1.29% to coincide with this change.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class I
Shareholder Report [Line Items]
Fund Name	MassMutual Select T. Rowe Price International Equity Fund
Class Name	Class I
Trading Symbol	MMIUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Select T. Rowe Price International Equity Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$0	0%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the MSCI ACWI ex USA:
• Stock selection within the developed markets value equities allocation
• Stock selection within the industrials and business services sector, driven by holdings in the aerospace and defense industry
• Stock selection and an underweight allocation to consumer staples sector
Top detractors to the Fund’s performance relative to the MSCI ACWI ex USA:
• Stock selection within the emerging markets allocation
• Stock selection and an underweight allocation to the information technology sector, particularly within semiconductors and semiconductor equipment companies
• Exposure to equity markets in the United States

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	Since Inception (02/09/2018)
Class I - without sales charge	24.27	7.99	5.29
MSCI ACWI ex USA	25.35	7.59	5.00

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 1,323,500,000
Holdings Count | $ / shares	429
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$1,323.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	429
Total Advisory Fees Paid During the Reporting Period	$0
Portfolio Turnover Rate	32%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Taiwan Semiconductor Manufacturing Co. Ltd.	3.8%
AstraZeneca PLC	1.5%
Siemens AG	1.5%
ASML Holding NV	1.5%
Samsung Electronics Co. Ltd.	1.5%
Unilever PLC	1.2%
Sanofi SA	1.0%
ING Groep NV	1.0%
Nestle SA	1.0%
TotalEnergies SE	0.9%

Sectors (% of Total Investments)
Financials	21.4%
Industrials	14.1%
Information Technology	13.8%
Consumer Discretionary	11.4%
Health Care	11.4%
Consumer Staples	7.6%
Materials	4.7%
Communication Services	4.5%
Energy	4.0%
Utilities	2.5%
Real Estate	2.1%

Largest Countries (% of Total Investments)
Japan	13.7%
United Kingdom	9.5%
China	8.7%
France	6.9%
Germany	6.9%
United States	6.2%
India	4.8%
Taiwan	4.7%
Netherlands	4.6%
Canada	4.2%

Class I
Shareholder Report [Line Items]
Fund Name	MassMutual 20/80 Allocation Fund
Class Name	Class I
Trading Symbol	MRCUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual 20/80 Allocation Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$12	0.11%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.11%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the Lipper Balanced Fund Index:
• Overall manager selection within the fixed income allocation was the largest positive contributor to returns
• Allocation to the MassMutual Core Bond Fund was the largest impact
• MassMutual Total Return Bond Fund also added to performance
Top detractors to the Fund’s performance relative to the Lipper Balanced Fund Index:
• Manager selection within the equity allocation was the largest detractor from returns
• MassMutual Equity Opportunities Fund detracted from Fund performance
• A slight overweight to U.S. Mid Cap was negative for returns

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class I - without sales charge	15.96	3.56	3.88
Bloomberg U.S. Aggregate Bond Index	11.57	0.33	1.84
Lipper Balanced Fund Index	22.30	8.15	7.16

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 189,000,000.0
Holdings Count | $ / shares	26
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$189.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	26
Total Advisory Fees Paid During the Reporting Period	$0
Portfolio Turnover Rate	16%

Holdings [Text Block]

Sectors (% of Total Investments)
Fixed Income Funds	79.2%
Equity Funds	20.8%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
Effective February 1, 2024, the Fund’s expense caps were discontinued. Prior to February 1, 2024, MML Investment Advisers, LLC had agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2024, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.04%, 0.14%, 0.24%, 0.34%, 0.49%, 0.59%, 0.74%, and 0.14% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class R5
Shareholder Report [Line Items]
Fund Name	MassMutual 20/80 Allocation Fund
Class Name	Class R5
Trading Symbol	MRCSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual 20/80 Allocation Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$23	0.21%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.21%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the Lipper Balanced Fund Index:
• Overall manager selection within the fixed income allocation was the largest positive contributor to returns
• Allocation to the MassMutual Core Bond Fund was the largest impact
• MassMutual Total Return Bond Fund also added to performance
Top detractors to the Fund’s performance relative to the Lipper Balanced Fund Index:
• Manager selection within the equity allocation was the largest detractor from returns
• MassMutual Equity Opportunities Fund detracted from Fund performance
• A slight overweight to U.S. Mid Cap was negative for returns

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class R5 - without sales charge	15.87	3.45	3.78
Bloomberg U.S. Aggregate Bond Index	11.57	0.33	1.84
Lipper Balanced Fund Index	22.30	8.15	7.16

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 189,000,000.0
Holdings Count | $ / shares	26
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$189.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	26
Total Advisory Fees Paid During the Reporting Period	$0
Portfolio Turnover Rate	16%

Holdings [Text Block]

Sectors (% of Total Investments)
Fixed Income Funds	79.2%
Equity Funds	20.8%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
Effective February 1, 2024, the Fund’s expense caps were discontinued. Prior to February 1, 2024, MML Investment Advisers, LLC had agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2024, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.04%, 0.14%, 0.24%, 0.34%, 0.49%, 0.59%, 0.74%, and 0.14% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Service Class
Shareholder Report [Line Items]
Fund Name	MassMutual 20/80 Allocation Fund
Class Name	Service Class
Trading Symbol	MRCYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual 20/80 Allocation Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$33	0.31%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.31%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the Lipper Balanced Fund Index:
• Overall manager selection within the fixed income allocation was the largest positive contributor to returns
• Allocation to the MassMutual Core Bond Fund was the largest impact
• MassMutual Total Return Bond Fund also added to performance
Top detractors to the Fund’s performance relative to the Lipper Balanced Fund Index:
• Manager selection within the equity allocation was the largest detractor from returns
• MassMutual Equity Opportunities Fund detracted from Fund performance
• A slight overweight to U.S. Mid Cap was negative for returns

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Service Class - without sales charge	15.78	3.37	3.67
Bloomberg U.S. Aggregate Bond Index	11.57	0.33	1.84
Lipper Balanced Fund Index	22.30	8.15	7.16

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 189,000,000.0
Holdings Count | $ / shares	26
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$189.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	26
Total Advisory Fees Paid During the Reporting Period	$0
Portfolio Turnover Rate	16%

Holdings [Text Block]

Sectors (% of Total Investments)
Fixed Income Funds	79.2%
Equity Funds	20.8%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
Effective February 1, 2024, the Fund’s expense caps were discontinued. Prior to February 1, 2024, MML Investment Advisers, LLC had agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2024, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.04%, 0.14%, 0.24%, 0.34%, 0.49%, 0.59%, 0.74%, and 0.14% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Administrative Class
Shareholder Report [Line Items]
Fund Name	MassMutual 20/80 Allocation Fund
Class Name	Administrative Class
Trading Symbol	MRCLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual 20/80 Allocation Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$44	0.41%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the Lipper Balanced Fund Index:
• Overall manager selection within the fixed income allocation was the largest positive contributor to returns
• Allocation to the MassMutual Core Bond Fund was the largest impact
• MassMutual Total Return Bond Fund also added to performance
Top detractors to the Fund’s performance relative to the Lipper Balanced Fund Index:
• Manager selection within the equity allocation was the largest detractor from returns
• MassMutual Equity Opportunities Fund detracted from Fund performance
• A slight overweight to U.S. Mid Cap was negative for returns

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Administrative Class - without sales charge	15.62	3.25	3.57
Bloomberg U.S. Aggregate Bond Index	11.57	0.33	1.84
Lipper Balanced Fund Index	22.30	8.15	7.16

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 189,000,000.0
Holdings Count | $ / shares	26
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$189.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	26
Total Advisory Fees Paid During the Reporting Period	$0
Portfolio Turnover Rate	16%

Holdings [Text Block]

Sectors (% of Total Investments)
Fixed Income Funds	79.2%
Equity Funds	20.8%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
Effective February 1, 2024, the Fund’s expense caps were discontinued. Prior to February 1, 2024, MML Investment Advisers, LLC had agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2024, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.04%, 0.14%, 0.24%, 0.34%, 0.49%, 0.59%, 0.74%, and 0.14% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class R4
Shareholder Report [Line Items]
Fund Name	MassMutual 20/80 Allocation Fund
Class Name	Class R4
Trading Symbol	MRCZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual 20/80 Allocation Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$61	0.57%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the Lipper Balanced Fund Index:
• Overall manager selection within the fixed income allocation was the largest positive contributor to returns
• Allocation to the MassMutual Core Bond Fund was the largest impact
• MassMutual Total Return Bond Fund also added to performance
Top detractors to the Fund’s performance relative to the Lipper Balanced Fund Index:
• Manager selection within the equity allocation was the largest detractor from returns
• MassMutual Equity Opportunities Fund detracted from Fund performance
• A slight overweight to U.S. Mid Cap was negative for returns

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class R4 - without sales charge	15.30	3.07	3.40
Bloomberg U.S. Aggregate Bond Index	11.57	0.33	1.84
Lipper Balanced Fund Index	22.30	8.15	7.16

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 189,000,000.0
Holdings Count | $ / shares	26
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$189.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	26
Total Advisory Fees Paid During the Reporting Period	$0
Portfolio Turnover Rate	16%

Holdings [Text Block]

Sectors (% of Total Investments)
Fixed Income Funds	79.2%
Equity Funds	20.8%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
Effective February 1, 2024, the Fund’s expense caps were discontinued. Prior to February 1, 2024, MML Investment Advisers, LLC had agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2024, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.04%, 0.14%, 0.24%, 0.34%, 0.49%, 0.59%, 0.74%, and 0.14% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class A
Shareholder Report [Line Items]
Fund Name	MassMutual 20/80 Allocation Fund
Class Name	Class A
Trading Symbol	MCTAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual 20/80 Allocation Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$68	0.63%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the Lipper Balanced Fund Index:
• Overall manager selection within the fixed income allocation was the largest positive contributor to returns
• Allocation to the MassMutual Core Bond Fund was the largest impact
• MassMutual Total Return Bond Fund also added to performance
Top detractors to the Fund’s performance relative to the Lipper Balanced Fund Index:
• Manager selection within the equity allocation was the largest detractor from returns
• MassMutual Equity Opportunities Fund detracted from Fund performance
• A slight overweight to U.S. Mid Cap was negative for returns

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class A - without sales charge	15.38	2.98	3.30
Class A - with maximum sales charge	9.04	1.82	2.72
Bloomberg U.S. Aggregate Bond Index	11.57	0.33	1.84
Lipper Balanced Fund Index	22.30	8.15	7.16

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 189,000,000.0
Holdings Count | $ / shares	26
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$189.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	26
Total Advisory Fees Paid During the Reporting Period	$0
Portfolio Turnover Rate	16%

Holdings [Text Block]

Sectors (% of Total Investments)
Fixed Income Funds	79.2%
Equity Funds	20.8%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
Effective February 1, 2024, the Fund’s expense caps were discontinued. Prior to February 1, 2024, MML Investment Advisers, LLC had agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2024, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.04%, 0.14%, 0.24%, 0.34%, 0.49%, 0.59%, 0.74%, and 0.14% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class R3
Shareholder Report [Line Items]
Fund Name	MassMutual 20/80 Allocation Fund
Class Name	Class R3
Trading Symbol	MRCVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual 20/80 Allocation Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$87	0.81%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the Lipper Balanced Fund Index:
• Overall manager selection within the fixed income allocation was the largest positive contributor to returns
• Allocation to the MassMutual Core Bond Fund was the largest impact
• MassMutual Total Return Bond Fund also added to performance
Top detractors to the Fund’s performance relative to the Lipper Balanced Fund Index:
• Manager selection within the equity allocation was the largest detractor from returns
• MassMutual Equity Opportunities Fund detracted from Fund performance
• A slight overweight to U.S. Mid Cap was negative for returns

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class R3 - without sales charge	15.24	2.84	3.15
Bloomberg U.S. Aggregate Bond Index	11.57	0.33	1.84
Lipper Balanced Fund Index	22.30	8.15	7.16

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 189,000,000.0
Holdings Count | $ / shares	26
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$189.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	26
Total Advisory Fees Paid During the Reporting Period	$0
Portfolio Turnover Rate	16%

Holdings [Text Block]

Sectors (% of Total Investments)
Fixed Income Funds	79.2%
Equity Funds	20.8%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
Effective February 1, 2024, the Fund’s expense caps were discontinued. Prior to February 1, 2024, MML Investment Advisers, LLC had agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2024, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.04%, 0.14%, 0.24%, 0.34%, 0.49%, 0.59%, 0.74%, and 0.14% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class Y
Shareholder Report [Line Items]
Fund Name	MassMutual 20/80 Allocation Fund
Class Name	Class Y
Trading Symbol	MMNOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual 20/80 Allocation Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$23	0.21%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.21%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the Lipper Balanced Fund Index:
• Overall manager selection within the fixed income allocation was the largest positive contributor to returns
• Allocation to the MassMutual Core Bond Fund was the largest impact
• MassMutual Total Return Bond Fund also added to performance
Top detractors to the Fund’s performance relative to the Lipper Balanced Fund Index:
• Manager selection within the equity allocation was the largest detractor from returns
• MassMutual Equity Opportunities Fund detracted from Fund performance
• A slight overweight to U.S. Mid Cap was negative for returns

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	Since Inception (02/01/2023)
Class Y - without sales charge	15.89	6.61
Bloomberg U.S. Aggregate Bond Index	11.57	4.11
Lipper Balanced Fund Index	22.30	12.49

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 189,000,000.0
Holdings Count | $ / shares	26
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$189.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	26
Total Advisory Fees Paid During the Reporting Period	$0
Portfolio Turnover Rate	16%

Holdings [Text Block]

Sectors (% of Total Investments)
Fixed Income Funds	79.2%
Equity Funds	20.8%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
Effective February 1, 2024, the Fund’s expense caps were discontinued. Prior to February 1, 2024, MML Investment Advisers, LLC had agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2024, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.04%, 0.14%, 0.24%, 0.34%, 0.49%, 0.59%, 0.74%, and 0.14% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class I
Shareholder Report [Line Items]
Fund Name	MassMutual 40/60 Allocation Fund
Class Name	Class I
Trading Symbol	MRMUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual 40/60 Allocation Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$13	0.12%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.12%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the Lipper Balanced Fund Index:
• Overall manager selection within the fixed income allocation was the largest positive contributor to returns
• Allocation to the MassMutual Core Bond Fund was the largest impact
• An overweight to U.S. Large Cap equity, coupled with an underweight to international equity was positive for the Fund
Top detractors to the Fund’s performance relative to the Lipper Balanced Fund Index:
• Manager selection within the equity allocation was the largest detractor from returns
•  MassMutual Equity Opportunities Fund detracted from Fund performance
• A slight overweight to U.S. Mid Cap was negative for returns

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class I - without sales charge	19.43	6.11	5.73
Bloomberg U.S. Aggregate Bond Index[1]	11.57	0.33	1.84
Lipper Balanced Fund Index	22.30	8.15	7.16
S&P 500 Index	36.35	15.98	13.38
[65]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 185,400,000
Holdings Count | $ / shares	26
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$185.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	26
Total Advisory Fees Paid During the Reporting Period	$0
Portfolio Turnover Rate	17%

Holdings [Text Block]

Sectors (% of Total Investments)
Fixed Income Funds	59.0%
Equity Funds	41.0%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
Effective February 1, 2024, the Fund’s expense caps were discontinued. Prior to February 1, 2024, MML Investment Advisers, LLC had agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2024, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.06%, 0.16%, 0.26%, 0.36%, 0.51%, 0.61%, 0.76%, and 0.16% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class R5
Shareholder Report [Line Items]
Fund Name	MassMutual 40/60 Allocation Fund
Class Name	Class R5
Trading Symbol	MROSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual 40/60 Allocation Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$24	0.22%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.22%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the Lipper Balanced Fund Index:
• Overall manager selection within the fixed income allocation was the largest positive contributor to returns
• Allocation to the MassMutual Core Bond Fund was the largest impact
• An overweight to U.S. Large Cap equity, coupled with an underweight to international equity was positive for the Fund
Top detractors to the Fund’s performance relative to the Lipper Balanced Fund Index:
• Manager selection within the equity allocation was the largest detractor from returns
•  MassMutual Equity Opportunities Fund detracted from Fund performance
• A slight overweight to U.S. Mid Cap was negative for returns

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class R5 - without sales charge	19.28	5.99	5.63
Bloomberg U.S. Aggregate Bond Index[1]	11.57	0.33	1.84
Lipper Balanced Fund Index	22.30	8.15	7.16
S&P 500 Index	36.35	15.98	13.38
[66]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 185,400,000
Holdings Count | $ / shares	26
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$185.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	26
Total Advisory Fees Paid During the Reporting Period	$0
Portfolio Turnover Rate	17%

Holdings [Text Block]

Sectors (% of Total Investments)
Fixed Income Funds	59.0%
Equity Funds	41.0%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
Effective February 1, 2024, the Fund’s expense caps were discontinued. Prior to February 1, 2024, MML Investment Advisers, LLC had agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2024, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.06%, 0.16%, 0.26%, 0.36%, 0.51%, 0.61%, 0.76%, and 0.16% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Service Class
Shareholder Report [Line Items]
Fund Name	MassMutual 40/60 Allocation Fund
Class Name	Service Class
Trading Symbol	MRMYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual 40/60 Allocation Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$35	0.32%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.32%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the Lipper Balanced Fund Index:
• Overall manager selection within the fixed income allocation was the largest positive contributor to returns
• Allocation to the MassMutual Core Bond Fund was the largest impact
• An overweight to U.S. Large Cap equity, coupled with an underweight to international equity was positive for the Fund
Top detractors to the Fund’s performance relative to the Lipper Balanced Fund Index:
• Manager selection within the equity allocation was the largest detractor from returns
•  MassMutual Equity Opportunities Fund detracted from Fund performance
• A slight overweight to U.S. Mid Cap was negative for returns

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Service Class - without sales charge	19.17	5.90	5.52
Bloomberg U.S. Aggregate Bond Index[1]	11.57	0.33	1.84
Lipper Balanced Fund Index	22.30	8.15	7.16
S&P 500 Index	36.35	15.98	13.38
[67]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 185,400,000
Holdings Count | $ / shares	26
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$185.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	26
Total Advisory Fees Paid During the Reporting Period	$0
Portfolio Turnover Rate	17%

Holdings [Text Block]

Sectors (% of Total Investments)
Fixed Income Funds	59.0%
Equity Funds	41.0%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
Effective February 1, 2024, the Fund’s expense caps were discontinued. Prior to February 1, 2024, MML Investment Advisers, LLC had agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2024, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.06%, 0.16%, 0.26%, 0.36%, 0.51%, 0.61%, 0.76%, and 0.16% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Administrative Class
Shareholder Report [Line Items]
Fund Name	MassMutual 40/60 Allocation Fund
Class Name	Administrative Class
Trading Symbol	MRMLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual 40/60 Allocation Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$46	0.42%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the Lipper Balanced Fund Index:
• Overall manager selection within the fixed income allocation was the largest positive contributor to returns
• Allocation to the MassMutual Core Bond Fund was the largest impact
• An overweight to U.S. Large Cap equity, coupled with an underweight to international equity was positive for the Fund
Top detractors to the Fund’s performance relative to the Lipper Balanced Fund Index:
• Manager selection within the equity allocation was the largest detractor from returns
•  MassMutual Equity Opportunities Fund detracted from Fund performance
• A slight overweight to U.S. Mid Cap was negative for returns

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Administrative Class - without sales charge	18.91	5.77	5.41
Bloomberg U.S. Aggregate Bond Index[1]	11.57	0.33	1.84
Lipper Balanced Fund Index	22.30	8.15	7.16
S&P 500 Index	36.35	15.98	13.38
[68]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 185,400,000
Holdings Count | $ / shares	26
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$185.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	26
Total Advisory Fees Paid During the Reporting Period	$0
Portfolio Turnover Rate	17%

Holdings [Text Block]

Sectors (% of Total Investments)
Fixed Income Funds	59.0%
Equity Funds	41.0%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
Effective February 1, 2024, the Fund’s expense caps were discontinued. Prior to February 1, 2024, MML Investment Advisers, LLC had agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2024, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.06%, 0.16%, 0.26%, 0.36%, 0.51%, 0.61%, 0.76%, and 0.16% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class R4
Shareholder Report [Line Items]
Fund Name	MassMutual 40/60 Allocation Fund
Class Name	Class R4
Trading Symbol	MRMZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual 40/60 Allocation Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$62	0.57%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the Lipper Balanced Fund Index:
• Overall manager selection within the fixed income allocation was the largest positive contributor to returns
• Allocation to the MassMutual Core Bond Fund was the largest impact
• An overweight to U.S. Large Cap equity, coupled with an underweight to international equity was positive for the Fund
Top detractors to the Fund’s performance relative to the Lipper Balanced Fund Index:
• Manager selection within the equity allocation was the largest detractor from returns
•  MassMutual Equity Opportunities Fund detracted from Fund performance
• A slight overweight to U.S. Mid Cap was negative for returns

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class R4 - without sales charge	18.93	5.65	5.26
Bloomberg U.S. Aggregate Bond Index[1]	11.57	0.33	1.84
Lipper Balanced Fund Index	22.30	8.15	7.16
S&P 500 Index	36.35	15.98	13.38
[69]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 185,400,000
Holdings Count | $ / shares	26
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$185.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	26
Total Advisory Fees Paid During the Reporting Period	$0
Portfolio Turnover Rate	17%

Holdings [Text Block]

Sectors (% of Total Investments)
Fixed Income Funds	59.0%
Equity Funds	41.0%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
Effective February 1, 2024, the Fund’s expense caps were discontinued. Prior to February 1, 2024, MML Investment Advisers, LLC had agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2024, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.06%, 0.16%, 0.26%, 0.36%, 0.51%, 0.61%, 0.76%, and 0.16% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class A
Shareholder Report [Line Items]
Fund Name	MassMutual 40/60 Allocation Fund
Class Name	Class A
Trading Symbol	MRMAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual 40/60 Allocation Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$69	0.63%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the Lipper Balanced Fund Index:
• Overall manager selection within the fixed income allocation was the largest positive contributor to returns
• Allocation to the MassMutual Core Bond Fund was the largest impact
• An overweight to U.S. Large Cap equity, coupled with an underweight to international equity was positive for the Fund
Top detractors to the Fund’s performance relative to the Lipper Balanced Fund Index:
• Manager selection within the equity allocation was the largest detractor from returns
•  MassMutual Equity Opportunities Fund detracted from Fund performance
• A slight overweight to U.S. Mid Cap was negative for returns

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class A - without sales charge	18.86	5.52	5.16
Class A - with maximum sales charge	12.33	4.34	4.57
Bloomberg U.S. Aggregate Bond Index[1]	11.57	0.33	1.84
Lipper Balanced Fund Index	22.30	8.15	7.16
S&P 500 Index	36.35	15.98	13.38
[70]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 185,400,000
Holdings Count | $ / shares	26
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$185.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	26
Total Advisory Fees Paid During the Reporting Period	$0
Portfolio Turnover Rate	17%

Holdings [Text Block]

Sectors (% of Total Investments)
Fixed Income Funds	59.0%
Equity Funds	41.0%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
Effective February 1, 2024, the Fund’s expense caps were discontinued. Prior to February 1, 2024, MML Investment Advisers, LLC had agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2024, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.06%, 0.16%, 0.26%, 0.36%, 0.51%, 0.61%, 0.76%, and 0.16% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class R3
Shareholder Report [Line Items]
Fund Name	MassMutual 40/60 Allocation Fund
Class Name	Class R3
Trading Symbol	MRMTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual 40/60 Allocation Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$90	0.82%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the Lipper Balanced Fund Index:
• Overall manager selection within the fixed income allocation was the largest positive contributor to returns
• Allocation to the MassMutual Core Bond Fund was the largest impact
• An overweight to U.S. Large Cap equity, coupled with an underweight to international equity was positive for the Fund
Top detractors to the Fund’s performance relative to the Lipper Balanced Fund Index:
• Manager selection within the equity allocation was the largest detractor from returns
•  MassMutual Equity Opportunities Fund detracted from Fund performance
• A slight overweight to U.S. Mid Cap was negative for returns

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class R3 - without sales charge	18.55	5.37	5.01
Bloomberg U.S. Aggregate Bond Index[1]	11.57	0.33	1.84
Lipper Balanced Fund Index	22.30	8.15	7.16
S&P 500 Index	36.35	15.98	13.38
[71]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 185,400,000
Holdings Count | $ / shares	26
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$185.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	26
Total Advisory Fees Paid During the Reporting Period	$0
Portfolio Turnover Rate	17%

Holdings [Text Block]

Sectors (% of Total Investments)
Fixed Income Funds	59.0%
Equity Funds	41.0%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
Effective February 1, 2024, the Fund’s expense caps were discontinued. Prior to February 1, 2024, MML Investment Advisers, LLC had agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2024, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.06%, 0.16%, 0.26%, 0.36%, 0.51%, 0.61%, 0.76%, and 0.16% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class Y
Shareholder Report [Line Items]
Fund Name	MassMutual 40/60 Allocation Fund
Class Name	Class Y
Trading Symbol	MMNPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual 40/60 Allocation Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$24	0.22%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.22%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the Lipper Balanced Fund Index:
• Overall manager selection within the fixed income allocation was the largest positive contributor to returns
• Allocation to the MassMutual Core Bond Fund was the largest impact
• An overweight to U.S. Large Cap equity, coupled with an underweight to international equity was positive for the Fund
Top detractors to the Fund’s performance relative to the Lipper Balanced Fund Index:
• Manager selection within the equity allocation was the largest detractor from returns
•  MassMutual Equity Opportunities Fund detracted from Fund performance
• A slight overweight to U.S. Mid Cap was negative for returns

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	Since Inception (02/01/2023)
Class Y - without sales charge	19.30	9.22
Bloomberg U.S. Aggregate Bond Index[1]	11.57	4.11
Lipper Balanced Fund Index	22.30	12.49
S&P 500 Index	36.35	25.04
[72]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 185,400,000
Holdings Count | $ / shares	26
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$185.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	26
Total Advisory Fees Paid During the Reporting Period	$0
Portfolio Turnover Rate	17%

Holdings [Text Block]

Sectors (% of Total Investments)
Fixed Income Funds	59.0%
Equity Funds	41.0%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
Effective February 1, 2024, the Fund’s expense caps were discontinued. Prior to February 1, 2024, MML Investment Advisers, LLC had agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2024, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.06%, 0.16%, 0.26%, 0.36%, 0.51%, 0.61%, 0.76%, and 0.16% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class I
Shareholder Report [Line Items]
Fund Name	MassMutual 60/40 Allocation Fund
Class Name	Class I
Trading Symbol	MROUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual 60/40 Allocation Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$14	0.13%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.13%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the Lipper Balanced Fund Index:
• Overall manager selection within the fixed income allocation was the largest positive contributor to returns
• Allocation to the MassMutual Core Bond Fund was the largest impact
• An overweight to U.S. Large Cap equity, coupled with an underweight to international equity was positive for the Fund
Top detractors to the Fund’s performance relative to the Lipper Balanced Fund Index:
• Manager selection within the equity allocation was the largest detractor from returns
• MassMutual Equity Opportunities Fund detracted from Fund performance
• A slight overweight to U.S. Mid Cap was negative for returns

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class I - without sales charge	22.85	8.58	7.46
Russell 3000 Index[1]	35.19	15.26	12.83
Lipper Balanced Fund Index	22.30	8.15	7.16
S&P 500 Index	36.35	15.98	13.38
[73]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 164,500,000
Holdings Count | $ / shares	26
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$164.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	26
Total Advisory Fees Paid During the Reporting Period	$0
Portfolio Turnover Rate	22%

Holdings [Text Block]

Sectors (% of Total Investments)
Equity Funds	61.0%
Fixed Income Funds	39.0%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
Effective February 1, 2024, the Fund’s expense caps were discontinued. Prior to February 1, 2024, MML Investment Advisers, LLC had agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2024, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.06%, 0.16%, 0.26%, 0.36%, 0.51%, 0.61%, 0.76%, and 0.16% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class R5
Shareholder Report [Line Items]
Fund Name	MassMutual 60/40 Allocation Fund
Class Name	Class R5
Trading Symbol	MRSSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual 60/40 Allocation Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$26	0.23%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.23%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the Lipper Balanced Fund Index:
• Overall manager selection within the fixed income allocation was the largest positive contributor to returns
• Allocation to the MassMutual Core Bond Fund was the largest impact
• An overweight to U.S. Large Cap equity, coupled with an underweight to international equity was positive for the Fund
Top detractors to the Fund’s performance relative to the Lipper Balanced Fund Index:
• Manager selection within the equity allocation was the largest detractor from returns
• MassMutual Equity Opportunities Fund detracted from Fund performance
• A slight overweight to U.S. Mid Cap was negative for returns

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class R5 - without sales charge	22.73	8.45	7.35
Russell 3000 Index[1]	35.19	15.26	12.83
Lipper Balanced Fund Index	22.30	8.15	7.16
S&P 500 Index	36.35	15.98	13.38
[74]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 164,500,000
Holdings Count | $ / shares	26
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$164.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	26
Total Advisory Fees Paid During the Reporting Period	$0
Portfolio Turnover Rate	22%

Holdings [Text Block]

Sectors (% of Total Investments)
Equity Funds	61.0%
Fixed Income Funds	39.0%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
Effective February 1, 2024, the Fund’s expense caps were discontinued. Prior to February 1, 2024, MML Investment Advisers, LLC had agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2024, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.06%, 0.16%, 0.26%, 0.36%, 0.51%, 0.61%, 0.76%, and 0.16% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Service Class
Shareholder Report [Line Items]
Fund Name	MassMutual 60/40 Allocation Fund
Class Name	Service Class
Trading Symbol	MROYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual 60/40 Allocation Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$37	0.33%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.33%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the Lipper Balanced Fund Index:
• Overall manager selection within the fixed income allocation was the largest positive contributor to returns
• Allocation to the MassMutual Core Bond Fund was the largest impact
• An overweight to U.S. Large Cap equity, coupled with an underweight to international equity was positive for the Fund
Top detractors to the Fund’s performance relative to the Lipper Balanced Fund Index:
• Manager selection within the equity allocation was the largest detractor from returns
• MassMutual Equity Opportunities Fund detracted from Fund performance
• A slight overweight to U.S. Mid Cap was negative for returns

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Service Class - without sales charge	22.75	8.38	7.26
Russell 3000 Index[1]	35.19	15.26	12.83
Lipper Balanced Fund Index	22.30	8.15	7.16
S&P 500 Index	36.35	15.98	13.38
[75]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 164,500,000
Holdings Count | $ / shares	26
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$164.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	26
Total Advisory Fees Paid During the Reporting Period	$0
Portfolio Turnover Rate	22%

Holdings [Text Block]

Sectors (% of Total Investments)
Equity Funds	61.0%
Fixed Income Funds	39.0%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
Effective February 1, 2024, the Fund’s expense caps were discontinued. Prior to February 1, 2024, MML Investment Advisers, LLC had agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2024, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.06%, 0.16%, 0.26%, 0.36%, 0.51%, 0.61%, 0.76%, and 0.16% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Administrative Class
Shareholder Report [Line Items]
Fund Name	MassMutual 60/40 Allocation Fund
Class Name	Administrative Class
Trading Symbol	MRSLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual 60/40 Allocation Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$47	0.42%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the Lipper Balanced Fund Index:
• Overall manager selection within the fixed income allocation was the largest positive contributor to returns
• Allocation to the MassMutual Core Bond Fund was the largest impact
• An overweight to U.S. Large Cap equity, coupled with an underweight to international equity was positive for the Fund
Top detractors to the Fund’s performance relative to the Lipper Balanced Fund Index:
• Manager selection within the equity allocation was the largest detractor from returns
• MassMutual Equity Opportunities Fund detracted from Fund performance
• A slight overweight to U.S. Mid Cap was negative for returns

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Administrative Class - without sales charge	22.45	8.25	7.15
Russell 3000 Index[1]	35.19	15.26	12.83
Lipper Balanced Fund Index	22.30	8.15	7.16
S&P 500 Index	36.35	15.98	13.38
[76]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 164,500,000
Holdings Count | $ / shares	26
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$164.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	26
Total Advisory Fees Paid During the Reporting Period	$0
Portfolio Turnover Rate	22%

Holdings [Text Block]

Sectors (% of Total Investments)
Equity Funds	61.0%
Fixed Income Funds	39.0%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
Effective February 1, 2024, the Fund’s expense caps were discontinued. Prior to February 1, 2024, MML Investment Advisers, LLC had agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2024, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.06%, 0.16%, 0.26%, 0.36%, 0.51%, 0.61%, 0.76%, and 0.16% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class R4
Shareholder Report [Line Items]
Fund Name	MassMutual 60/40 Allocation Fund
Class Name	Class R4
Trading Symbol	MROZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual 60/40 Allocation Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$65	0.58%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the Lipper Balanced Fund Index:
• Overall manager selection within the fixed income allocation was the largest positive contributor to returns
• Allocation to the MassMutual Core Bond Fund was the largest impact
• An overweight to U.S. Large Cap equity, coupled with an underweight to international equity was positive for the Fund
Top detractors to the Fund’s performance relative to the Lipper Balanced Fund Index:
• Manager selection within the equity allocation was the largest detractor from returns
• MassMutual Equity Opportunities Fund detracted from Fund performance
• A slight overweight to U.S. Mid Cap was negative for returns

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class R4 - without sales charge	22.40	8.10	7.00
Russell 3000 Index[1]	35.19	15.26	12.83
Lipper Balanced Fund Index	22.30	8.15	7.16
S&P 500 Index	36.35	15.98	13.38
[77]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 164,500,000
Holdings Count | $ / shares	26
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$164.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	26
Total Advisory Fees Paid During the Reporting Period	$0
Portfolio Turnover Rate	22%

Holdings [Text Block]

Sectors (% of Total Investments)
Equity Funds	61.0%
Fixed Income Funds	39.0%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
Effective February 1, 2024, the Fund’s expense caps were discontinued. Prior to February 1, 2024, MML Investment Advisers, LLC had agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2024, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.06%, 0.16%, 0.26%, 0.36%, 0.51%, 0.61%, 0.76%, and 0.16% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class A
Shareholder Report [Line Items]
Fund Name	MassMutual 60/40 Allocation Fund
Class Name	Class A
Trading Symbol	MOGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual 60/40 Allocation Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$71	0.64%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the Lipper Balanced Fund Index:
• Overall manager selection within the fixed income allocation was the largest positive contributor to returns
• Allocation to the MassMutual Core Bond Fund was the largest impact
• An overweight to U.S. Large Cap equity, coupled with an underweight to international equity was positive for the Fund
Top detractors to the Fund’s performance relative to the Lipper Balanced Fund Index:
• Manager selection within the equity allocation was the largest detractor from returns
• MassMutual Equity Opportunities Fund detracted from Fund performance
• A slight overweight to U.S. Mid Cap was negative for returns

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class A - without sales charge	22.19	7.97	6.88
Class A - with maximum sales charge	15.47	6.76	6.27
Russell 3000 Index[1]	35.19	15.26	12.83
Lipper Balanced Fund Index	22.30	8.15	7.16
S&P 500 Index	36.35	15.98	13.38
[78]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 164,500,000
Holdings Count | $ / shares	26
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$164.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	26
Total Advisory Fees Paid During the Reporting Period	$0
Portfolio Turnover Rate	22%

Holdings [Text Block]

Sectors (% of Total Investments)
Equity Funds	61.0%
Fixed Income Funds	39.0%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
Effective February 1, 2024, the Fund’s expense caps were discontinued. Prior to February 1, 2024, MML Investment Advisers, LLC had agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2024, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.06%, 0.16%, 0.26%, 0.36%, 0.51%, 0.61%, 0.76%, and 0.16% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class R3
Shareholder Report [Line Items]
Fund Name	MassMutual 60/40 Allocation Fund
Class Name	Class R3
Trading Symbol	MROTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual 60/40 Allocation Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$92	0.83%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the Lipper Balanced Fund Index:
• Overall manager selection within the fixed income allocation was the largest positive contributor to returns
• Allocation to the MassMutual Core Bond Fund was the largest impact
• An overweight to U.S. Large Cap equity, coupled with an underweight to international equity was positive for the Fund
Top detractors to the Fund’s performance relative to the Lipper Balanced Fund Index:
• Manager selection within the equity allocation was the largest detractor from returns
• MassMutual Equity Opportunities Fund detracted from Fund performance
• A slight overweight to U.S. Mid Cap was negative for returns

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class R3 - without sales charge	21.99	7.82	6.72
Russell 3000 Index[1]	35.19	15.26	12.83
Lipper Balanced Fund Index	22.30	8.15	7.16
S&P 500 Index	36.35	15.98	13.38
[79]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 164,500,000
Holdings Count | $ / shares	26
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$164.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	26
Total Advisory Fees Paid During the Reporting Period	$0
Portfolio Turnover Rate	22%

Holdings [Text Block]

Sectors (% of Total Investments)
Equity Funds	61.0%
Fixed Income Funds	39.0%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
Effective February 1, 2024, the Fund’s expense caps were discontinued. Prior to February 1, 2024, MML Investment Advisers, LLC had agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2024, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.06%, 0.16%, 0.26%, 0.36%, 0.51%, 0.61%, 0.76%, and 0.16% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class Y
Shareholder Report [Line Items]
Fund Name	MassMutual 60/40 Allocation Fund
Class Name	Class Y
Trading Symbol	MMNQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual 60/40 Allocation Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$26	0.23%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.23%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the Lipper Balanced Fund Index:
• Overall manager selection within the fixed income allocation was the largest positive contributor to returns
• Allocation to the MassMutual Core Bond Fund was the largest impact
• An overweight to U.S. Large Cap equity, coupled with an underweight to international equity was positive for the Fund
Top detractors to the Fund’s performance relative to the Lipper Balanced Fund Index:
• Manager selection within the equity allocation was the largest detractor from returns
• MassMutual Equity Opportunities Fund detracted from Fund performance
• A slight overweight to U.S. Mid Cap was negative for returns

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	Since Inception (02/01/2023)
Class Y - without sales charge	22.74	11.88
Russell 3000 Index[1]	35.19	23.53
Lipper Balanced Fund Index	22.30	12.49
S&P 500 Index	36.35	25.04
[80]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 164,500,000
Holdings Count | $ / shares	26
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$164.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	26
Total Advisory Fees Paid During the Reporting Period	$0
Portfolio Turnover Rate	22%

Holdings [Text Block]

Sectors (% of Total Investments)
Equity Funds	61.0%
Fixed Income Funds	39.0%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
Effective February 1, 2024, the Fund’s expense caps were discontinued. Prior to February 1, 2024, MML Investment Advisers, LLC had agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2024, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.06%, 0.16%, 0.26%, 0.36%, 0.51%, 0.61%, 0.76%, and 0.16% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class I
Shareholder Report [Line Items]
Fund Name	MassMutual 80/20 Allocation Fund
Class Name	Class I
Trading Symbol	MRGUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual 80/20 Allocation Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$19	0.17%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.17%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the Lipper Balanced Fund Index:
• An overweight to U.S. Large Cap equity, coupled with an underweight to international equity was the largest positive contributor to returns
• Overall manager selection within the fixed income allocation was positive for the Fund
• Allocation to the MassMutual Core Bond Fund was the largest impact
Top detractors to the Fund’s performance relative to the Lipper Balanced Fund Index:
• Manager selection within the equity allocation was the largest detractor from returns
• MassMutual Equity Opportunities Fund detracted from Fund performance
• A slight overweight to U.S. Mid Cap was negative for returns

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class I - without sales charge	26.40	10.35	8.55
Russell 3000 Index[1]	35.19	15.26	12.83
Lipper Balanced Fund Index	22.30	8.15	7.16
S&P 500 Index	36.35	15.98	13.38
[81]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 128,400,000
Holdings Count | $ / shares	26
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$128.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	26
Total Advisory Fees Paid During the Reporting Period	$0
Portfolio Turnover Rate	21%

Holdings [Text Block]

Sectors (% of Total Investments)
Equity Funds	80.8%
Fixed Income Funds	19.2%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
Effective February 1, 2024, the Fund’s expense caps were discontinued. Prior to February 1, 2024, MML Investment Advisers, LLC had agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2024, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.09%, 0.19%, 0.29%, 0.39%, 0.54%, 0.64%, 0.79%, and 0.19% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class R5
Shareholder Report [Line Items]
Fund Name	MassMutual 80/20 Allocation Fund
Class Name	Class R5
Trading Symbol	MRRSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual 80/20 Allocation Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$31	0.27%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.27%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the Lipper Balanced Fund Index:
• An overweight to U.S. Large Cap equity, coupled with an underweight to international equity was the largest positive contributor to returns
• Overall manager selection within the fixed income allocation was positive for the Fund
• Allocation to the MassMutual Core Bond Fund was the largest impact
Top detractors to the Fund’s performance relative to the Lipper Balanced Fund Index:
• Manager selection within the equity allocation was the largest detractor from returns
• MassMutual Equity Opportunities Fund detracted from Fund performance
• A slight overweight to U.S. Mid Cap was negative for returns

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class R5 - without sales charge	26.19	10.24	8.44
Russell 3000 Index[1]	35.19	15.26	12.83
Lipper Balanced Fund Index	22.30	8.15	7.16
S&P 500 Index	36.35	15.98	13.38
[82]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 128,400,000
Holdings Count | $ / shares	26
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$128.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	26
Total Advisory Fees Paid During the Reporting Period	$0
Portfolio Turnover Rate	21%

Holdings [Text Block]

Sectors (% of Total Investments)
Equity Funds	80.8%
Fixed Income Funds	19.2%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
Effective February 1, 2024, the Fund’s expense caps were discontinued. Prior to February 1, 2024, MML Investment Advisers, LLC had agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2024, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.09%, 0.19%, 0.29%, 0.39%, 0.54%, 0.64%, 0.79%, and 0.19% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Service Class
Shareholder Report [Line Items]
Fund Name	MassMutual 80/20 Allocation Fund
Class Name	Service Class
Trading Symbol	MRGYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual 80/20 Allocation Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$42	0.37%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the Lipper Balanced Fund Index:
• An overweight to U.S. Large Cap equity, coupled with an underweight to international equity was the largest positive contributor to returns
• Overall manager selection within the fixed income allocation was positive for the Fund
• Allocation to the MassMutual Core Bond Fund was the largest impact
Top detractors to the Fund’s performance relative to the Lipper Balanced Fund Index:
• Manager selection within the equity allocation was the largest detractor from returns
• MassMutual Equity Opportunities Fund detracted from Fund performance
• A slight overweight to U.S. Mid Cap was negative for returns

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Service Class - without sales charge	26.06	10.13	8.33
Russell 3000 Index[1]	35.19	15.26	12.83
Lipper Balanced Fund Index	22.30	8.15	7.16
S&P 500 Index	36.35	15.98	13.38
[83]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 128,400,000
Holdings Count | $ / shares	26
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$128.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	26
Total Advisory Fees Paid During the Reporting Period	$0
Portfolio Turnover Rate	21%

Holdings [Text Block]

Sectors (% of Total Investments)
Equity Funds	80.8%
Fixed Income Funds	19.2%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
Effective February 1, 2024, the Fund’s expense caps were discontinued. Prior to February 1, 2024, MML Investment Advisers, LLC had agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2024, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.09%, 0.19%, 0.29%, 0.39%, 0.54%, 0.64%, 0.79%, and 0.19% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Administrative Class
Shareholder Report [Line Items]
Fund Name	MassMutual 80/20 Allocation Fund
Class Name	Administrative Class
Trading Symbol	MRGLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual 80/20 Allocation Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$53	0.47%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the Lipper Balanced Fund Index:
• An overweight to U.S. Large Cap equity, coupled with an underweight to international equity was the largest positive contributor to returns
• Overall manager selection within the fixed income allocation was positive for the Fund
• Allocation to the MassMutual Core Bond Fund was the largest impact
Top detractors to the Fund’s performance relative to the Lipper Balanced Fund Index:
• Manager selection within the equity allocation was the largest detractor from returns
• MassMutual Equity Opportunities Fund detracted from Fund performance
• A slight overweight to U.S. Mid Cap was negative for returns

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Administrative Class - without sales charge	26.01	10.03	8.22
Russell 3000 Index[1]	35.19	15.26	12.83
Lipper Balanced Fund Index	22.30	8.15	7.16
S&P 500 Index	36.35	15.98	13.38
[84]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 128,400,000
Holdings Count | $ / shares	26
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$128.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	26
Total Advisory Fees Paid During the Reporting Period	$0
Portfolio Turnover Rate	21%

Holdings [Text Block]

Sectors (% of Total Investments)
Equity Funds	80.8%
Fixed Income Funds	19.2%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
Effective February 1, 2024, the Fund’s expense caps were discontinued. Prior to February 1, 2024, MML Investment Advisers, LLC had agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2024, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.09%, 0.19%, 0.29%, 0.39%, 0.54%, 0.64%, 0.79%, and 0.19% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class R4
Shareholder Report [Line Items]
Fund Name	MassMutual 80/20 Allocation Fund
Class Name	Class R4
Trading Symbol	MRGZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual 80/20 Allocation Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$70	0.62%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the Lipper Balanced Fund Index:
• An overweight to U.S. Large Cap equity, coupled with an underweight to international equity was the largest positive contributor to returns
• Overall manager selection within the fixed income allocation was positive for the Fund
• Allocation to the MassMutual Core Bond Fund was the largest impact
Top detractors to the Fund’s performance relative to the Lipper Balanced Fund Index:
• Manager selection within the equity allocation was the largest detractor from returns
• MassMutual Equity Opportunities Fund detracted from Fund performance
• A slight overweight to U.S. Mid Cap was negative for returns

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class R4 - without sales charge	25.83	9.86	8.05
Russell 3000 Index[1]	35.19	15.26	12.83
Lipper Balanced Fund Index	22.30	8.15	7.16
S&P 500 Index	36.35	15.98	13.38
[85]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 128,400,000
Holdings Count | $ / shares	26
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$128.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	26
Total Advisory Fees Paid During the Reporting Period	$0
Portfolio Turnover Rate	21%

Holdings [Text Block]

Sectors (% of Total Investments)
Equity Funds	80.8%
Fixed Income Funds	19.2%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
Effective February 1, 2024, the Fund’s expense caps were discontinued. Prior to February 1, 2024, MML Investment Advisers, LLC had agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2024, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.09%, 0.19%, 0.29%, 0.39%, 0.54%, 0.64%, 0.79%, and 0.19% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class A
Shareholder Report [Line Items]
Fund Name	MassMutual 80/20 Allocation Fund
Class Name	Class A
Trading Symbol	MRRAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual 80/20 Allocation Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$77	0.68%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the Lipper Balanced Fund Index:
• An overweight to U.S. Large Cap equity, coupled with an underweight to international equity was the largest positive contributor to returns
• Overall manager selection within the fixed income allocation was positive for the Fund
• Allocation to the MassMutual Core Bond Fund was the largest impact
Top detractors to the Fund’s performance relative to the Lipper Balanced Fund Index:
• Manager selection within the equity allocation was the largest detractor from returns
• MassMutual Equity Opportunities Fund detracted from Fund performance
• A slight overweight to U.S. Mid Cap was negative for returns

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class A - without sales charge	25.73	9.76	7.95
Class A - with maximum sales charge	18.81	8.52	7.35
Russell 3000 Index[1]	35.19	15.26	12.83
Lipper Balanced Fund Index	22.30	8.15	7.16
S&P 500 Index	36.35	15.98	13.38
[86]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 128,400,000
Holdings Count | $ / shares	26
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$128.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	26
Total Advisory Fees Paid During the Reporting Period	$0
Portfolio Turnover Rate	21%

Holdings [Text Block]

Sectors (% of Total Investments)
Equity Funds	80.8%
Fixed Income Funds	19.2%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
Effective February 1, 2024, the Fund’s expense caps were discontinued. Prior to February 1, 2024, MML Investment Advisers, LLC had agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2024, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.09%, 0.19%, 0.29%, 0.39%, 0.54%, 0.64%, 0.79%, and 0.19% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class R3
Shareholder Report [Line Items]
Fund Name	MassMutual 80/20 Allocation Fund
Class Name	Class R3
Trading Symbol	MRGVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual 80/20 Allocation Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$98	0.87%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the Lipper Balanced Fund Index:
• An overweight to U.S. Large Cap equity, coupled with an underweight to international equity was the largest positive contributor to returns
• Overall manager selection within the fixed income allocation was positive for the Fund
• Allocation to the MassMutual Core Bond Fund was the largest impact
Top detractors to the Fund’s performance relative to the Lipper Balanced Fund Index:
• Manager selection within the equity allocation was the largest detractor from returns
• MassMutual Equity Opportunities Fund detracted from Fund performance
• A slight overweight to U.S. Mid Cap was negative for returns

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class R3 - without sales charge	25.44	9.57	7.79
Russell 3000 Index[1]	35.19	15.26	12.83
Lipper Balanced Fund Index	22.30	8.15	7.16
S&P 500 Index	36.35	15.98	13.38
[87]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 128,400,000
Holdings Count | $ / shares	26
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$128.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	26
Total Advisory Fees Paid During the Reporting Period	$0
Portfolio Turnover Rate	21%

Holdings [Text Block]

Sectors (% of Total Investments)
Equity Funds	80.8%
Fixed Income Funds	19.2%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
Effective February 1, 2024, the Fund’s expense caps were discontinued. Prior to February 1, 2024, MML Investment Advisers, LLC had agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2024, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.09%, 0.19%, 0.29%, 0.39%, 0.54%, 0.64%, 0.79%, and 0.19% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class Y
Shareholder Report [Line Items]
Fund Name	MassMutual 80/20 Allocation Fund
Class Name	Class Y
Trading Symbol	MMNSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual 80/20 Allocation Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$31	0.27%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.27%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the Lipper Balanced Fund Index:
• An overweight to U.S. Large Cap equity, coupled with an underweight to international equity was the largest positive contributor to returns
• Overall manager selection within the fixed income allocation was positive for the Fund
• Allocation to the MassMutual Core Bond Fund was the largest impact
Top detractors to the Fund’s performance relative to the Lipper Balanced Fund Index:
• Manager selection within the equity allocation was the largest detractor from returns
• MassMutual Equity Opportunities Fund detracted from Fund performance
• A slight overweight to U.S. Mid Cap was negative for returns

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	Since Inception (02/01/2023)
Class Y - without sales charge	26.23	14.53
Russell 3000 Index[1]	35.19	23.53
Lipper Balanced Fund Index	22.30	12.49
S&P 500 Index	36.35	25.04
[88]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 128,400,000
Holdings Count | $ / shares	26
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$128.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	26
Total Advisory Fees Paid During the Reporting Period	$0
Portfolio Turnover Rate	21%

Holdings [Text Block]

Sectors (% of Total Investments)
Equity Funds	80.8%
Fixed Income Funds	19.2%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
Effective February 1, 2024, the Fund’s expense caps were discontinued. Prior to February 1, 2024, MML Investment Advisers, LLC had agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2024, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.09%, 0.19%, 0.29%, 0.39%, 0.54%, 0.64%, 0.79%, and 0.19% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class I
Shareholder Report [Line Items]
Fund Name	MassMutual RetireSMARTSM by JPMorgan In Retirement Fund
Class Name	Class I
Trading Symbol	MDRVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual RetireSMARTSM by JPMorgan In Retirement Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$7	0.06%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date Retirement Income Index:
• Overall manager selection within the fixed income allocation was the largest positive contributor to returns
• Allocation to the MassMutual Core Bond Fund was the largest impact
• A slight underweight to fixed income and the corresponding overweight to equity also added to performance
Top detractors to the Fund’s performance relative to the S&P Target Date Retirement Income Index:
• Manager selection within the equity allocation was the largest detractor from returns
• MassMutual Equity Opportunities Fund detracted from Fund performance
• MassMutual Strategic Emerging Markets Fund was a detractor from returns

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class I - without sales charge	18.65	5.01	4.58
Bloomberg U.S. Aggregate Bond Index[1]	11.57	0.33	1.84
S&P Target Date Retirement Income Index	16.86	4.68	4.52
[89]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 68,600,000
Holdings Count | $ / shares	24
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$68.6
Total Number of Portfolio Holdings (includes derivative positions, if any)	24
Total Advisory Fees Paid During the Reporting Period	$0
Portfolio Turnover Rate	32%

Holdings [Text Block]

Sectors (% of Total Investments)
Fixed Income Funds	59.5%
Equity Funds	40.5%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%, and the expense cap for Class A shares was adjusted from 0.61% to 0.56% to coincide with this change.
On or about January 24, 2025 (the “Termination Date”), the Fund is expected to be dissolved pursuant to a Plan of Liquidation and Termination approved by its Board of Trustees, and shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class R5
Shareholder Report [Line Items]
Fund Name	MassMutual RetireSMARTSM by JPMorgan In Retirement Fund
Class Name	Class R5
Trading Symbol	MDRTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual RetireSMARTSM by JPMorgan In Retirement Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$17	0.16%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.16%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date Retirement Income Index:
• Overall manager selection within the fixed income allocation was the largest positive contributor to returns
• Allocation to the MassMutual Core Bond Fund was the largest impact
• A slight underweight to fixed income and the corresponding overweight to equity also added to performance
Top detractors to the Fund’s performance relative to the S&P Target Date Retirement Income Index:
• Manager selection within the equity allocation was the largest detractor from returns
• MassMutual Equity Opportunities Fund detracted from Fund performance
• MassMutual Strategic Emerging Markets Fund was a detractor from returns

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class R5 - without sales charge	18.58	4.92	4.48
Bloomberg U.S. Aggregate Bond Index[1]	11.57	0.33	1.84
S&P Target Date Retirement Income Index	16.86	4.68	4.52
[90]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 68,600,000
Holdings Count | $ / shares	24
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$68.6
Total Number of Portfolio Holdings (includes derivative positions, if any)	24
Total Advisory Fees Paid During the Reporting Period	$0
Portfolio Turnover Rate	32%

Holdings [Text Block]

Sectors (% of Total Investments)
Fixed Income Funds	59.5%
Equity Funds	40.5%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%, and the expense cap for Class A shares was adjusted from 0.61% to 0.56% to coincide with this change.
On or about January 24, 2025 (the “Termination Date”), the Fund is expected to be dissolved pursuant to a Plan of Liquidation and Termination approved by its Board of Trustees, and shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Service Class
Shareholder Report [Line Items]
Fund Name	MassMutual RetireSMARTSM by JPMorgan In Retirement Fund
Class Name	Service Class
Trading Symbol	MDRSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual RetireSMARTSM by JPMorgan In Retirement Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$28	0.26%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.26%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date Retirement Income Index:
• Overall manager selection within the fixed income allocation was the largest positive contributor to returns
• Allocation to the MassMutual Core Bond Fund was the largest impact
• A slight underweight to fixed income and the corresponding overweight to equity also added to performance
Top detractors to the Fund’s performance relative to the S&P Target Date Retirement Income Index:
• Manager selection within the equity allocation was the largest detractor from returns
• MassMutual Equity Opportunities Fund detracted from Fund performance
• MassMutual Strategic Emerging Markets Fund was a detractor from returns

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Service Class - without sales charge	18.56	4.82	4.38
Bloomberg U.S. Aggregate Bond Index[1]	11.57	0.33	1.84
S&P Target Date Retirement Income Index	16.86	4.68	4.52
[91]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 68,600,000
Holdings Count | $ / shares	24
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$68.6
Total Number of Portfolio Holdings (includes derivative positions, if any)	24
Total Advisory Fees Paid During the Reporting Period	$0
Portfolio Turnover Rate	32%

Holdings [Text Block]

Sectors (% of Total Investments)
Fixed Income Funds	59.5%
Equity Funds	40.5%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%, and the expense cap for Class A shares was adjusted from 0.61% to 0.56% to coincide with this change.
On or about January 24, 2025 (the “Termination Date”), the Fund is expected to be dissolved pursuant to a Plan of Liquidation and Termination approved by its Board of Trustees, and shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Administrative Class
Shareholder Report [Line Items]
Fund Name	MassMutual RetireSMARTSM by JPMorgan In Retirement Fund
Class Name	Administrative Class
Trading Symbol	MDRYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual RetireSMARTSM by JPMorgan In Retirement Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$39	0.36%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date Retirement Income Index:
• Overall manager selection within the fixed income allocation was the largest positive contributor to returns
• Allocation to the MassMutual Core Bond Fund was the largest impact
• A slight underweight to fixed income and the corresponding overweight to equity also added to performance
Top detractors to the Fund’s performance relative to the S&P Target Date Retirement Income Index:
• Manager selection within the equity allocation was the largest detractor from returns
• MassMutual Equity Opportunities Fund detracted from Fund performance
• MassMutual Strategic Emerging Markets Fund was a detractor from returns

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Administrative Class - without sales charge	18.42	4.71	4.29
Bloomberg U.S. Aggregate Bond Index[1]	11.57	0.33	1.84
S&P Target Date Retirement Income Index	16.86	4.68	4.52
[92]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 68,600,000
Holdings Count | $ / shares	24
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$68.6
Total Number of Portfolio Holdings (includes derivative positions, if any)	24
Total Advisory Fees Paid During the Reporting Period	$0
Portfolio Turnover Rate	32%

Holdings [Text Block]

Sectors (% of Total Investments)
Fixed Income Funds	59.5%
Equity Funds	40.5%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%, and the expense cap for Class A shares was adjusted from 0.61% to 0.56% to coincide with this change.
On or about January 24, 2025 (the “Termination Date”), the Fund is expected to be dissolved pursuant to a Plan of Liquidation and Termination approved by its Board of Trustees, and shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class R4
Shareholder Report [Line Items]
Fund Name	MassMutual RetireSMARTSM by JPMorgan In Retirement Fund
Class Name	Class R4
Trading Symbol	MDRZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual RetireSMARTSM by JPMorgan In Retirement Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$56	0.51%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date Retirement Income Index:
• Overall manager selection within the fixed income allocation was the largest positive contributor to returns
• Allocation to the MassMutual Core Bond Fund was the largest impact
• A slight underweight to fixed income and the corresponding overweight to equity also added to performance
Top detractors to the Fund’s performance relative to the S&P Target Date Retirement Income Index:
• Manager selection within the equity allocation was the largest detractor from returns
• MassMutual Equity Opportunities Fund detracted from Fund performance
• MassMutual Strategic Emerging Markets Fund was a detractor from returns

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class R4 - without sales charge	18.29	4.57	4.13
Bloomberg U.S. Aggregate Bond Index[1]	11.57	0.33	1.84
S&P Target Date Retirement Income Index	16.86	4.68	4.52
[93]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 68,600,000
Holdings Count | $ / shares	24
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$68.6
Total Number of Portfolio Holdings (includes derivative positions, if any)	24
Total Advisory Fees Paid During the Reporting Period	$0
Portfolio Turnover Rate	32%

Holdings [Text Block]

Sectors (% of Total Investments)
Fixed Income Funds	59.5%
Equity Funds	40.5%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%, and the expense cap for Class A shares was adjusted from 0.61% to 0.56% to coincide with this change.
On or about January 24, 2025 (the “Termination Date”), the Fund is expected to be dissolved pursuant to a Plan of Liquidation and Termination approved by its Board of Trustees, and shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class A
Shareholder Report [Line Items]
Fund Name	MassMutual RetireSMARTSM by JPMorgan In Retirement Fund
Class Name	Class A
Trading Symbol	MRDAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual RetireSMARTSM by JPMorgan In Retirement Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$63	0.58%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date Retirement Income Index:
• Overall manager selection within the fixed income allocation was the largest positive contributor to returns
• Allocation to the MassMutual Core Bond Fund was the largest impact
• A slight underweight to fixed income and the corresponding overweight to equity also added to performance
Top detractors to the Fund’s performance relative to the S&P Target Date Retirement Income Index:
• Manager selection within the equity allocation was the largest detractor from returns
• MassMutual Equity Opportunities Fund detracted from Fund performance
• MassMutual Strategic Emerging Markets Fund was a detractor from returns

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class A - without sales charge	18.18	4.46	4.02
Class A - with maximum sales charge	11.68	3.28	3.44
Bloomberg U.S. Aggregate Bond Index[1]	11.57	0.33	1.84
S&P Target Date Retirement Income Index	16.86	4.68	4.52
[94]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 68,600,000
Holdings Count | $ / shares	24
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$68.6
Total Number of Portfolio Holdings (includes derivative positions, if any)	24
Total Advisory Fees Paid During the Reporting Period	$0
Portfolio Turnover Rate	32%

Holdings [Text Block]

Sectors (% of Total Investments)
Fixed Income Funds	59.5%
Equity Funds	40.5%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at
https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%, and the expense cap for Class A shares was adjusted from 0.61% to 0.56% to coincide with this change.
On or about January 24, 2025 (the “Termination Date”), the Fund is expected to be dissolved pursuant to a Plan of Liquidation and Termination approved by its Board of Trustees, and shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class R3
Shareholder Report [Line Items]
Fund Name	MassMutual RetireSMARTSM by JPMorgan In Retirement Fund
Class Name	Class R3
Trading Symbol	MDRNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual RetireSMARTSM by JPMorgan In Retirement Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$83	0.76%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date Retirement Income Index:
• Overall manager selection within the fixed income allocation was the largest positive contributor to returns
• Allocation to the MassMutual Core Bond Fund was the largest impact
• A slight underweight to fixed income and the corresponding overweight to equity also added to performance
Top detractors to the Fund’s performance relative to the S&P Target Date Retirement Income Index:
• Manager selection within the equity allocation was the largest detractor from returns
• MassMutual Equity Opportunities Fund detracted from Fund performance
• MassMutual Strategic Emerging Markets Fund was a detractor from returns

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class R3 - without sales charge	17.92	4.29	3.86
Bloomberg U.S. Aggregate Bond Index[1]	11.57	0.33	1.84
S&P Target Date Retirement Income Index	16.86	4.68	4.52
[95]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 68,600,000
Holdings Count | $ / shares	24
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$68.6
Total Number of Portfolio Holdings (includes derivative positions, if any)	24
Total Advisory Fees Paid During the Reporting Period	$0
Portfolio Turnover Rate	32%

Holdings [Text Block]

Sectors (% of Total Investments)
Fixed Income Funds	59.5%
Equity Funds	40.5%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%, and the expense cap for Class A shares was adjusted from 0.61% to 0.56% to coincide with this change.
On or about January 24, 2025 (the “Termination Date”), the Fund is expected to be dissolved pursuant to a Plan of Liquidation and Termination approved by its Board of Trustees, and shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class I
Shareholder Report [Line Items]
Fund Name	MassMutual RetireSMARTSM by JPMorgan 2020 Fund
Class Name	Class I
Trading Symbol	MRTDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual RetireSMARTSM by JPMorgan 2020 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$4	0.04%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.04%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date 2020 Index:
• Overall manager selection within the fixed income allocation was the largest positive contributor to returns
• Allocation to the MassMutual Core Bond Fund was the largest impact
• A slight underweight allocation to fixed income and the corresponding overweight to equity also added to performance
Top detractors to the Fund’s performance relative to the S&P Target Date 2020 Index:
• Manager selection within the equity allocation was the largest detractor from returns
• MassMutual Equity Opportunities Fund detracted from Fund performance
• MassMutual Strategic Emerging Markets Fund was a detractor from returns

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class I - without sales charge	18.80	5.21	5.34
Bloomberg U.S. Aggregate Bond Index[1]	11.57	0.33	1.84
S&P Target Date 2020 Index	19.05	6.16	5.93
[96]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 105,900,000
Holdings Count | $ / shares	24
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$105.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	24
Total Advisory Fees Paid During the Reporting Period	$0
Portfolio Turnover Rate	26%

Holdings [Text Block]

Sectors (% of Total Investments)
Fixed Income Funds	59.5%
Equity Funds	40.5%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%, and the expense cap for Class A shares was adjusted from 0.59% to 0.54% to coincide with this change.
On or about January 24, 2025 (the “Termination Date”), the Fund is expected to be dissolved pursuant to a Plan of Liquidation and Termination approved by its Board of Trustees, and shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class R5
Shareholder Report [Line Items]
Fund Name	MassMutual RetireSMARTSM by JPMorgan 2020 Fund
Class Name	Class R5
Trading Symbol	MRTBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual RetireSMARTSM by JPMorgan 2020 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$15	0.14%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.14%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date 2020 Index:
• Overall manager selection within the fixed income allocation was the largest positive contributor to returns
• Allocation to the MassMutual Core Bond Fund was the largest impact
• A slight underweight allocation to fixed income and the corresponding overweight to equity also added to performance
Top detractors to the Fund’s performance relative to the S&P Target Date 2020 Index:
• Manager selection within the equity allocation was the largest detractor from returns
• MassMutual Equity Opportunities Fund detracted from Fund performance
• MassMutual Strategic Emerging Markets Fund was a detractor from returns

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class R5 - without sales charge	18.59	5.09	5.22
Bloomberg U.S. Aggregate Bond Index[1]	11.57	0.33	1.84
S&P Target Date 2020 Index	19.05	6.16	5.93
[97]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 105,900,000
Holdings Count | $ / shares	24
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$105.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	24
Total Advisory Fees Paid During the Reporting Period	$0
Portfolio Turnover Rate	26%

Holdings [Text Block]

Sectors (% of Total Investments)
Fixed Income Funds	59.5%
Equity Funds	40.5%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%, and the expense cap for Class A shares was adjusted from 0.59% to 0.54% to coincide with this change.
On or about January 24, 2025 (the “Termination Date”), the Fund is expected to be dissolved pursuant to a Plan of Liquidation and Termination approved by its Board of Trustees, and shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Service Class
Shareholder Report [Line Items]
Fund Name	MassMutual RetireSMARTSM by JPMorgan 2020 Fund
Class Name	Service Class
Trading Symbol	MRTSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual RetireSMARTSM by JPMorgan 2020 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$26	0.24%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.24%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date 2020 Index:
• Overall manager selection within the fixed income allocation was the largest positive contributor to returns
• Allocation to the MassMutual Core Bond Fund was the largest impact
• A slight underweight allocation to fixed income and the corresponding overweight to equity also added to performance
Top detractors to the Fund’s performance relative to the S&P Target Date 2020 Index:
• Manager selection within the equity allocation was the largest detractor from returns
• MassMutual Equity Opportunities Fund detracted from Fund performance
• MassMutual Strategic Emerging Markets Fund was a detractor from returns

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Service Class - without sales charge	18.47	4.99	5.11
Bloomberg U.S. Aggregate Bond Index[1]	11.57	0.33	1.84
S&P Target Date 2020 Index	19.05	6.16	5.93
[98]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 105,900,000
Holdings Count | $ / shares	24
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$105.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	24
Total Advisory Fees Paid During the Reporting Period	$0
Portfolio Turnover Rate	26%

Holdings [Text Block]

Sectors (% of Total Investments)
Fixed Income Funds	59.5%
Equity Funds	40.5%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%, and the expense cap for Class A shares was adjusted from 0.59% to 0.54% to coincide with this change.
On or about January 24, 2025 (the “Termination Date”), the Fund is expected to be dissolved pursuant to a Plan of Liquidation and Termination approved by its Board of Trustees, and shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Administrative Class
Shareholder Report [Line Items]
Fund Name	MassMutual RetireSMARTSM by JPMorgan 2020 Fund
Class Name	Administrative Class
Trading Symbol	MRTYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual RetireSMARTSM by JPMorgan 2020 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$37	0.34%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.34%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date 2020 Index:
• Overall manager selection within the fixed income allocation was the largest positive contributor to returns
• Allocation to the MassMutual Core Bond Fund was the largest impact
• A slight underweight allocation to fixed income and the corresponding overweight to equity also added to performance
Top detractors to the Fund’s performance relative to the S&P Target Date 2020 Index:
• Manager selection within the equity allocation was the largest detractor from returns
• MassMutual Equity Opportunities Fund detracted from Fund performance
• MassMutual Strategic Emerging Markets Fund was a detractor from returns

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Administrative Class - without sales charge	18.36	4.89	5.01
Bloomberg U.S. Aggregate Bond Index[1]	11.57	0.33	1.84
S&P Target Date 2020 Index	19.05	6.16	5.93
[99]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 105,900,000
Holdings Count | $ / shares	24
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$105.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	24
Total Advisory Fees Paid During the Reporting Period	$0
Portfolio Turnover Rate	26%

Holdings [Text Block]

Sectors (% of Total Investments)
Fixed Income Funds	59.5%
Equity Funds	40.5%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%, and the expense cap for Class A shares was adjusted from 0.59% to 0.54% to coincide with this change.
On or about January 24, 2025 (the “Termination Date”), the Fund is expected to be dissolved pursuant to a Plan of Liquidation and Termination approved by its Board of Trustees, and shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class R4
Shareholder Report [Line Items]
Fund Name	MassMutual RetireSMARTSM by JPMorgan 2020 Fund
Class Name	Class R4
Trading Symbol	MRTHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual RetireSMARTSM by JPMorgan 2020 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$53	0.49%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date 2020 Index:
• Overall manager selection within the fixed income allocation was the largest positive contributor to returns
• Allocation to the MassMutual Core Bond Fund was the largest impact
• A slight underweight allocation to fixed income and the corresponding overweight to equity also added to performance
Top detractors to the Fund’s performance relative to the S&P Target Date 2020 Index:
• Manager selection within the equity allocation was the largest detractor from returns
• MassMutual Equity Opportunities Fund detracted from Fund performance
• MassMutual Strategic Emerging Markets Fund was a detractor from returns

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class R4 - without sales charge	18.22	4.74	4.86
Bloomberg U.S. Aggregate Bond Index[1]	11.57	0.33	1.84
S&P Target Date 2020 Index	19.05	6.16	5.93
[100]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 105,900,000
Holdings Count | $ / shares	24
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$105.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	24
Total Advisory Fees Paid During the Reporting Period	$0
Portfolio Turnover Rate	26%

Holdings [Text Block]

Sectors (% of Total Investments)
Fixed Income Funds	59.5%
Equity Funds	40.5%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%, and the expense cap for Class A shares was adjusted from 0.59% to 0.54% to coincide with this change.
On or about January 24, 2025 (the “Termination Date”), the Fund is expected to be dissolved pursuant to a Plan of Liquidation and Termination approved by its Board of Trustees, and shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class A
Shareholder Report [Line Items]
Fund Name	MassMutual RetireSMARTSM by JPMorgan 2020 Fund
Class Name	Class A
Trading Symbol	MRTAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual RetireSMARTSM by JPMorgan 2020 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$61	0.56%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date 2020 Index:
• Overall manager selection within the fixed income allocation was the largest positive contributor to returns
• Allocation to the MassMutual Core Bond Fund was the largest impact
• A slight underweight allocation to fixed income and the corresponding overweight to equity also added to performance
Top detractors to the Fund’s performance relative to the S&P Target Date 2020 Index:
• Manager selection within the equity allocation was the largest detractor from returns
• MassMutual Equity Opportunities Fund detracted from Fund performance
• MassMutual Strategic Emerging Markets Fund was a detractor from returns

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class A - without sales charge	18.07	4.62	4.75
Class A - with maximum sales charge	11.58	3.45	4.16
Bloomberg U.S. Aggregate Bond Index[1]	11.57	0.33	1.84
S&P Target Date 2020 Index	19.05	6.16	5.93
[101]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 105,900,000
Holdings Count | $ / shares	24
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$105.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	24
Total Advisory Fees Paid During the Reporting Period	$0
Portfolio Turnover Rate	26%

Holdings [Text Block]

Sectors (% of Total Investments)
Fixed Income Funds	59.5%
Equity Funds	40.5%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%, and the expense cap for Class A shares was adjusted from 0.59% to 0.54% to coincide with this change.
On or about January 24, 2025 (the “Termination Date”), the Fund is expected to be dissolved pursuant to a Plan of Liquidation and Termination approved by its Board of Trustees, and shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class R3
Shareholder Report [Line Items]
Fund Name	MassMutual RetireSMARTSM by JPMorgan 2020 Fund
Class Name	Class R3
Trading Symbol	MRTNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual RetireSMARTSM by JPMorgan 2020 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$81	0.74%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date 2020 Index:
• Overall manager selection within the fixed income allocation was the largest positive contributor to returns
• Allocation to the MassMutual Core Bond Fund was the largest impact
• A slight underweight allocation to fixed income and the corresponding overweight to equity also added to performance
Top detractors to the Fund’s performance relative to the S&P Target Date 2020 Index:
• Manager selection within the equity allocation was the largest detractor from returns
• MassMutual Equity Opportunities Fund detracted from Fund performance
• MassMutual Strategic Emerging Markets Fund was a detractor from returns

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class R3 - without sales charge	17.86	4.47	4.60
Bloomberg U.S. Aggregate Bond Index[1]	11.57	0.33	1.84
S&P Target Date 2020 Index	19.05	6.16	5.93
[102]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 105,900,000
Holdings Count | $ / shares	24
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$105.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	24
Total Advisory Fees Paid During the Reporting Period	$0
Portfolio Turnover Rate	26%

Holdings [Text Block]

Sectors (% of Total Investments)
Fixed Income Funds	59.5%
Equity Funds	40.5%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%, and the expense cap for Class A shares was adjusted from 0.59% to 0.54% to coincide with this change.
On or about January 24, 2025 (the “Termination Date”), the Fund is expected to be dissolved pursuant to a Plan of Liquidation and Termination approved by its Board of Trustees, and shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class I
Shareholder Report [Line Items]
Fund Name	MassMutual RetireSMARTSM by JPMorgan 2025 Fund
Class Name	Class I
Trading Symbol	MMNUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual RetireSMARTSM by JPMorgan 2025 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date 2025 Index:
• Overall manager selection within the fixed income allocation was the largest positive contributor to returns
• Allocation to the MassMutual Core Bond Fund was the largest impact
• An overweight to high yield also added to performance
Top detractors to the Fund’s performance relative to the S&P Target Date 2025 Index:
• Manager selection within the equity allocation was the largest detractor from returns
• MassMutual Equity Opportunities Fund detracted from Fund performance
• MassMutual Strategic Emerging Markets Fund was a detractor from returns

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class I - without sales charge	20.01	6.32	6.20
Bloomberg U.S. Aggregate Bond Index[1]	11.57	0.33	1.84
S&P Target Date 2025 Index	19.81	7.01	6.55
[103]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 125,900,000
Holdings Count | $ / shares	24
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$125.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	24
Total Advisory Fees Paid During the Reporting Period	$0
Portfolio Turnover Rate	26%

Holdings [Text Block]

Sectors (% of Total Investments)
Fixed Income Funds	54.3%
Equity Funds	45.7%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%, and the expense cap for Class A shares was adjusted from 0.56% to 0.51% to coincide with this change.
On or about January 24, 2025 (the “Termination Date”), the Fund is expected to be dissolved pursuant to a Plan of Liquidation and Termination approved by its Board of Trustees, and shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class R5
Shareholder Report [Line Items]
Fund Name	MassMutual RetireSMARTSM by JPMorgan 2025 Fund
Class Name	Class R5
Trading Symbol	MMNTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual RetireSMARTSM by JPMorgan 2025 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$12	0.11%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.11%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date 2025 Index:
• Overall manager selection within the fixed income allocation was the largest positive contributor to returns
• Allocation to the MassMutual Core Bond Fund was the largest impact
• An overweight to high yield also added to performance
Top detractors to the Fund’s performance relative to the S&P Target Date 2025 Index:
• Manager selection within the equity allocation was the largest detractor from returns
• MassMutual Equity Opportunities Fund detracted from Fund performance
• MassMutual Strategic Emerging Markets Fund was a detractor from returns

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class R5 - without sales charge	19.86	6.20	6.11
Bloomberg U.S. Aggregate Bond Index[1]	11.57	0.33	1.84
S&P Target Date 2025 Index	19.81	7.01	6.55
[104]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 125,900,000
Holdings Count | $ / shares	24
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$125.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	24
Total Advisory Fees Paid During the Reporting Period	$0
Portfolio Turnover Rate	26%

Holdings [Text Block]

Sectors (% of Total Investments)
Fixed Income Funds	54.3%
Equity Funds	45.7%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%, and the expense cap for Class A shares was adjusted from 0.56% to 0.51% to coincide with this change.
On or about January 24, 2025 (the “Termination Date”), the Fund is expected to be dissolved pursuant to a Plan of Liquidation and Termination approved by its Board of Trustees, and shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Service Class
Shareholder Report [Line Items]
Fund Name	MassMutual RetireSMARTSM by JPMorgan 2025 Fund
Class Name	Service Class
Trading Symbol	MMISX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual RetireSMARTSM by JPMorgan 2025 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$23	0.21%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.21%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date 2025 Index:
• Overall manager selection within the fixed income allocation was the largest positive contributor to returns
• Allocation to the MassMutual Core Bond Fund was the largest impact
• An overweight to high yield also added to performance
Top detractors to the Fund’s performance relative to the S&P Target Date 2025 Index:
• Manager selection within the equity allocation was the largest detractor from returns
• MassMutual Equity Opportunities Fund detracted from Fund performance
• MassMutual Strategic Emerging Markets Fund was a detractor from returns

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Service Class - without sales charge	19.70	6.07	5.97
Bloomberg U.S. Aggregate Bond Index[1]	11.57	0.33	1.84
S&P Target Date 2025 Index	19.81	7.01	6.55
[105]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 125,900,000
Holdings Count | $ / shares	24
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$125.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	24
Total Advisory Fees Paid During the Reporting Period	$0
Portfolio Turnover Rate	26%

Holdings [Text Block]

Sectors (% of Total Investments)
Fixed Income Funds	54.3%
Equity Funds	45.7%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%, and the expense cap for Class A shares was adjusted from 0.56% to 0.51% to coincide with this change.
On or about January 24, 2025 (the “Termination Date”), the Fund is expected to be dissolved pursuant to a Plan of Liquidation and Termination approved by its Board of Trustees, and shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Administrative Class
Shareholder Report [Line Items]
Fund Name	MassMutual RetireSMARTSM by JPMorgan 2025 Fund
Class Name	Administrative Class
Trading Symbol	MMIYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual RetireSMARTSM by JPMorgan 2025 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$34	0.31%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.31%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date 2025 Index:
• Overall manager selection within the fixed income allocation was the largest positive contributor to returns
• Allocation to the MassMutual Core Bond Fund was the largest impact
• An overweight to high yield also added to performance
Top detractors to the Fund’s performance relative to the S&P Target Date 2025 Index:
• Manager selection within the equity allocation was the largest detractor from returns
• MassMutual Equity Opportunities Fund detracted from Fund performance
• MassMutual Strategic Emerging Markets Fund was a detractor from returns

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Administrative Class - without sales charge	19.60	5.98	5.88
Bloomberg U.S. Aggregate Bond Index[1]	11.57	0.33	1.84
S&P Target Date 2025 Index	19.81	7.01	6.55
[106]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 125,900,000
Holdings Count | $ / shares	24
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$125.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	24
Total Advisory Fees Paid During the Reporting Period	$0
Portfolio Turnover Rate	26%

Holdings [Text Block]

Sectors (% of Total Investments)
Fixed Income Funds	54.3%
Equity Funds	45.7%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%, and the expense cap for Class A shares was adjusted from 0.56% to 0.51% to coincide with this change.
On or about January 24, 2025 (the “Termination Date”), the Fund is expected to be dissolved pursuant to a Plan of Liquidation and Termination approved by its Board of Trustees, and shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class R4
Shareholder Report [Line Items]
Fund Name	MassMutual RetireSMARTSM by JPMorgan 2025 Fund
Class Name	Class R4
Trading Symbol	MMNZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual RetireSMARTSM by JPMorgan 2025 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$50	0.46%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date 2025 Index:
• Overall manager selection within the fixed income allocation was the largest positive contributor to returns
• Allocation to the MassMutual Core Bond Fund was the largest impact
• An overweight to high yield also added to performance
Top detractors to the Fund’s performance relative to the S&P Target Date 2025 Index:
• Manager selection within the equity allocation was the largest detractor from returns
• MassMutual Equity Opportunities Fund detracted from Fund performance
• MassMutual Strategic Emerging Markets Fund was a detractor from returns

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class R4 - without sales charge	19.39	5.81	5.72
Bloomberg U.S. Aggregate Bond Index[1]	11.57	0.33	1.84
S&P Target Date 2025 Index	19.81	7.01	6.55
[107]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 125,900,000
Holdings Count | $ / shares	24
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$125.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	24
Total Advisory Fees Paid During the Reporting Period	$0
Portfolio Turnover Rate	26%

Holdings [Text Block]

Sectors (% of Total Investments)
Fixed Income Funds	54.3%
Equity Funds	45.7%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%, and the expense cap for Class A shares was adjusted from 0.56% to 0.51% to coincide with this change.
On or about January 24, 2025 (the “Termination Date”), the Fund is expected to be dissolved pursuant to a Plan of Liquidation and Termination approved by its Board of Trustees, and shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class A
Shareholder Report [Line Items]
Fund Name	MassMutual RetireSMARTSM by JPMorgan 2025 Fund
Class Name	Class A
Trading Symbol	MMSDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual RetireSMARTSM by JPMorgan 2025 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$58	0.53%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date 2025 Index:
• Overall manager selection within the fixed income allocation was the largest positive contributor to returns
• Allocation to the MassMutual Core Bond Fund was the largest impact
• An overweight to high yield also added to performance
Top detractors to the Fund’s performance relative to the S&P Target Date 2025 Index:
• Manager selection within the equity allocation was the largest detractor from returns
• MassMutual Equity Opportunities Fund detracted from Fund performance
• MassMutual Strategic Emerging Markets Fund was a detractor from returns

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class A - without sales charge	19.43	5.74	5.62
Class A - with maximum sales charge	12.86	4.55	5.02
Bloomberg U.S. Aggregate Bond Index[1]	11.57	0.33	1.84
S&P Target Date 2025 Index	19.81	7.01	6.55
[108]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 125,900,000
Holdings Count | $ / shares	24
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$125.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	24
Total Advisory Fees Paid During the Reporting Period	$0
Portfolio Turnover Rate	26%

Holdings [Text Block]

Sectors (% of Total Investments)
Fixed Income Funds	54.3%
Equity Funds	45.7%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%, and the expense cap for Class A shares was adjusted from 0.56% to 0.51% to coincide with this change.
On or about January 24, 2025 (the “Termination Date”), the Fund is expected to be dissolved pursuant to a Plan of Liquidation and Termination approved by its Board of Trustees, and shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class R3
Shareholder Report [Line Items]
Fund Name	MassMutual RetireSMARTSM by JPMorgan 2025 Fund
Class Name	Class R3
Trading Symbol	MMNRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual RetireSMARTSM by JPMorgan 2025 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$78	0.71%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date 2025 Index:
• Overall manager selection within the fixed income allocation was the largest positive contributor to returns
• Allocation to the MassMutual Core Bond Fund was the largest impact
• An overweight to high yield also added to performance
Top detractors to the Fund’s performance relative to the S&P Target Date 2025 Index:
• Manager selection within the equity allocation was the largest detractor from returns
• MassMutual Equity Opportunities Fund detracted from Fund performance
• MassMutual Strategic Emerging Markets Fund was a detractor from returns

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class R3 - without sales charge	19.23	5.56	5.46
Bloomberg U.S. Aggregate Bond Index[1]	11.57	0.33	1.84
S&P Target Date 2025 Index	19.81	7.01	6.55
[109]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 125,900,000
Holdings Count | $ / shares	24
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$125.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	24
Total Advisory Fees Paid During the Reporting Period	$0
Portfolio Turnover Rate	26%

Holdings [Text Block]

Sectors (% of Total Investments)
Fixed Income Funds	54.3%
Equity Funds	45.7%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%, and the expense cap for Class A shares was adjusted from 0.56% to 0.51% to coincide with this change.
On or about January 24, 2025 (the “Termination Date”), the Fund is expected to be dissolved pursuant to a Plan of Liquidation and Termination approved by its Board of Trustees, and shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class I
Shareholder Report [Line Items]
Fund Name	MassMutual RetireSMARTSM by JPMorgan 2030 Fund
Class Name	Class I
Trading Symbol	MRYUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual RetireSMARTSM by JPMorgan 2030 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$4	0.04%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.04%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date 2030 Index:
• Overall manager selection within the fixed income allocation was the largest positive contributor to returns
• Allocation to the MassMutual Core Bond Fund was the largest impact
• An overweight to high yield also added to performance
Top detractors to the Fund’s performance relative to the S&P Target Date 2030 Index:
• Manager selection within the equity allocation was the largest detractor from returns
• MassMutual Equity Opportunities Fund detracted from Fund performance
• MassMutual Strategic Emerging Markets Fund was a detractor from returns

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class I - without sales charge	22.17	7.42	6.90
Russell 3000 Index[1]	35.19	15.26	12.83
S&P Target Date 2030 Index	22.17	8.10	7.28
[110]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 261,100,000
Holdings Count | $ / shares	23
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$261.1
Total Number of Portfolio Holdings (includes derivative positions, if any)	23
Total Advisory Fees Paid During the Reporting Period	$0
Portfolio Turnover Rate	26%

Holdings [Text Block]

Sectors (% of Total Investments)
Equity Funds	58.6%
Fixed Income Funds	41.4%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%, and the expense cap for Class A shares was adjusted from 0.59% to 0.54% to coincide with this change.
On or about January 24, 2025 (the “Termination Date”), the Fund is expected to be dissolved pursuant to a Plan of Liquidation and Termination approved by its Board of Trustees, and shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class R5
Shareholder Report [Line Items]
Fund Name	MassMutual RetireSMARTSM by JPMorgan 2030 Fund
Class Name	Class R5
Trading Symbol	MRYTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual RetireSMARTSM by JPMorgan 2030 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$16	0.14%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.14%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date 2030 Index:
• Overall manager selection within the fixed income allocation was the largest positive contributor to returns
• Allocation to the MassMutual Core Bond Fund was the largest impact
• An overweight to high yield also added to performance
Top detractors to the Fund’s performance relative to the S&P Target Date 2030 Index:
• Manager selection within the equity allocation was the largest detractor from returns
• MassMutual Equity Opportunities Fund detracted from Fund performance
• MassMutual Strategic Emerging Markets Fund was a detractor from returns

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class R5 - without sales charge	22.64	7.41	6.84
Russell 3000 Index[1]	35.19	15.26	12.83
S&P Target Date 2030 Index	22.17	8.10	7.28
[111]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 261,100,000
Holdings Count | $ / shares	23
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$261.1
Total Number of Portfolio Holdings (includes derivative positions, if any)	23
Total Advisory Fees Paid During the Reporting Period	$0
Portfolio Turnover Rate	26%

Holdings [Text Block]

Sectors (% of Total Investments)
Equity Funds	58.6%
Fixed Income Funds	41.4%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%, and the expense cap for Class A shares was adjusted from 0.59% to 0.54% to coincide with this change.
On or about January 24, 2025 (the “Termination Date”), the Fund is expected to be dissolved pursuant to a Plan of Liquidation and Termination approved by its Board of Trustees, and shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Service Class
Shareholder Report [Line Items]
Fund Name	MassMutual RetireSMARTSM by JPMorgan 2030 Fund
Class Name	Service Class
Trading Symbol	MRYSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual RetireSMARTSM by JPMorgan 2030 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$27	0.24%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.24%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date 2030 Index:
• Overall manager selection within the fixed income allocation was the largest positive contributor to returns
• Allocation to the MassMutual Core Bond Fund was the largest impact
• An overweight to high yield also added to performance
Top detractors to the Fund’s performance relative to the S&P Target Date 2030 Index:
• Manager selection within the equity allocation was the largest detractor from returns
• MassMutual Equity Opportunities Fund detracted from Fund performance
• MassMutual Strategic Emerging Markets Fund was a detractor from returns

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Service Class - without sales charge	21.96	7.22	6.69
Russell 3000 Index[1]	35.19	15.26	12.83
S&P Target Date 2030 Index	22.17	8.10	7.28
[112]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 261,100,000
Holdings Count | $ / shares	23
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$261.1
Total Number of Portfolio Holdings (includes derivative positions, if any)	23
Total Advisory Fees Paid During the Reporting Period	$0
Portfolio Turnover Rate	26%

Holdings [Text Block]

Sectors (% of Total Investments)
Equity Funds	58.6%
Fixed Income Funds	41.4%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%, and the expense cap for Class A shares was adjusted from 0.59% to 0.54% to coincide with this change.
On or about January 24, 2025 (the “Termination Date”), the Fund is expected to be dissolved pursuant to a Plan of Liquidation and Termination approved by its Board of Trustees, and shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Administrative Class
Shareholder Report [Line Items]
Fund Name	MassMutual RetireSMARTSM by JPMorgan 2030 Fund
Class Name	Administrative Class
Trading Symbol	MRYYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual RetireSMARTSM by JPMorgan 2030 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$38	0.34%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.34%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date 2030 Index:
• Overall manager selection within the fixed income allocation was the largest positive contributor to returns
• Allocation to the MassMutual Core Bond Fund was the largest impact
• An overweight to high yield also added to performance
Top detractors to the Fund’s performance relative to the S&P Target Date 2030 Index:
• Manager selection within the equity allocation was the largest detractor from returns
• MassMutual Equity Opportunities Fund detracted from Fund performance
• MassMutual Strategic Emerging Markets Fund was a detractor from returns

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Administrative Class - without sales charge	21.85	7.10	6.58
Russell 3000 Index[1]	35.19	15.26	12.83
S&P Target Date 2030 Index	22.17	8.10	7.28
[113]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 261,100,000
Holdings Count | $ / shares	23
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$261.1
Total Number of Portfolio Holdings (includes derivative positions, if any)	23
Total Advisory Fees Paid During the Reporting Period	$0
Portfolio Turnover Rate	26%

Holdings [Text Block]

Sectors (% of Total Investments)
Equity Funds	58.6%
Fixed Income Funds	41.4%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%, and the expense cap for Class A shares was adjusted from 0.59% to 0.54% to coincide with this change.
On or about January 24, 2025 (the “Termination Date”), the Fund is expected to be dissolved pursuant to a Plan of Liquidation and Termination approved by its Board of Trustees, and shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class R4
Shareholder Report [Line Items]
Fund Name	MassMutual RetireSMARTSM by JPMorgan 2030 Fund
Class Name	Class R4
Trading Symbol	MRYZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual RetireSMARTSM by JPMorgan 2030 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$54	0.49%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date 2030 Index:
• Overall manager selection within the fixed income allocation was the largest positive contributor to returns
• Allocation to the MassMutual Core Bond Fund was the largest impact
• An overweight to high yield also added to performance
Top detractors to the Fund’s performance relative to the S&P Target Date 2030 Index:
• Manager selection within the equity allocation was the largest detractor from returns
• MassMutual Equity Opportunities Fund detracted from Fund performance
• MassMutual Strategic Emerging Markets Fund was a detractor from returns

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class R4 - without sales charge	21.72	6.95	6.42
Russell 3000 Index[1]	35.19	15.26	12.83
S&P Target Date 2030 Index	22.17	8.10	7.28
[114]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 261,100,000
Holdings Count | $ / shares	23
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$261.1
Total Number of Portfolio Holdings (includes derivative positions, if any)	23
Total Advisory Fees Paid During the Reporting Period	$0
Portfolio Turnover Rate	26%

Holdings [Text Block]

Sectors (% of Total Investments)
Equity Funds	58.6%
Fixed Income Funds	41.4%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%, and the expense cap for Class A shares was adjusted from 0.59% to 0.54% to coincide with this change.
On or about January 24, 2025 (the “Termination Date”), the Fund is expected to be dissolved pursuant to a Plan of Liquidation and Termination approved by its Board of Trustees, and shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class A
Shareholder Report [Line Items]
Fund Name	MassMutual RetireSMARTSM by JPMorgan 2030 Fund
Class Name	Class A
Trading Symbol	MRYAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual RetireSMARTSM by JPMorgan 2030 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$62	0.56%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date 2030 Index:
• Overall manager selection within the fixed income allocation was the largest positive contributor to returns
• Allocation to the MassMutual Core Bond Fund was the largest impact
• An overweight to high yield also added to performance
Top detractors to the Fund’s performance relative to the S&P Target Date 2030 Index:
• Manager selection within the equity allocation was the largest detractor from returns
• MassMutual Equity Opportunities Fund detracted from Fund performance
• MassMutual Strategic Emerging Markets Fund was a detractor from returns

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class A - without sales charge	21.54	6.84	6.32
Class A - with maximum sales charge	14.86	5.64	5.72
Russell 3000 Index[1]	35.19	15.26	12.83
S&P Target Date 2030 Index	22.17	8.10	7.28
[115]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 261,100,000
Holdings Count | $ / shares	23
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$261.1
Total Number of Portfolio Holdings (includes derivative positions, if any)	23
Total Advisory Fees Paid During the Reporting Period	$0
Portfolio Turnover Rate	26%

Holdings [Text Block]

Sectors (% of Total Investments)
Equity Funds	58.6%
Fixed Income Funds	41.4%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%, and the expense cap for Class A shares was adjusted from 0.59% to 0.54% to coincide with this change.
On or about January 24, 2025 (the “Termination Date”), the Fund is expected to be dissolved pursuant to a Plan of Liquidation and Termination approved by its Board of Trustees, and shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class R3
Shareholder Report [Line Items]
Fund Name	MassMutual RetireSMARTSM by JPMorgan 2030 Fund
Class Name	Class R3
Trading Symbol	MRYNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual RetireSMARTSM by JPMorgan 2030 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$82	0.74%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date 2030 Index:
• Overall manager selection within the fixed income allocation was the largest positive contributor to returns
• Allocation to the MassMutual Core Bond Fund was the largest impact
• An overweight to high yield also added to performance
Top detractors to the Fund’s performance relative to the S&P Target Date 2030 Index:
• Manager selection within the equity allocation was the largest detractor from returns
• MassMutual Equity Opportunities Fund detracted from Fund performance
• MassMutual Strategic Emerging Markets Fund was a detractor from returns

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class R3 - without sales charge	21.40	6.69	6.16
Russell 3000 Index[1]	35.19	15.26	12.83
S&P Target Date 2030 Index	22.17	8.10	7.28
[116]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 261,100,000
Holdings Count | $ / shares	23
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$261.1
Total Number of Portfolio Holdings (includes derivative positions, if any)	23
Total Advisory Fees Paid During the Reporting Period	$0
Portfolio Turnover Rate	26%

Holdings [Text Block]

Sectors (% of Total Investments)
Equity Funds	58.6%
Fixed Income Funds	41.4%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%, and the expense cap for Class A shares was adjusted from 0.59% to 0.54% to coincide with this change.
On or about January 24, 2025 (the “Termination Date”), the Fund is expected to be dissolved pursuant to a Plan of Liquidation and Termination approved by its Board of Trustees, and shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class I
Shareholder Report [Line Items]
Fund Name	MassMutual RetireSMARTSM by JPMorgan 2035 Fund
Class Name	Class I
Trading Symbol	MMXUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual RetireSMARTSM by JPMorgan 2035 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$6	0.05%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date 2035 Index:
• Overall manager selection within the fixed income allocation was the largest positive contributor to returns
• Allocation to the MassMutual Core Bond Fund was the largest impact
• An overweight to U.S. Large Cap equity also added to performance
Top detractors to the Fund’s performance relative to the S&P Target Date 2035 Index:
• Manager selection within the equity allocation was the largest detractor from returns
• MassMutual Equity Opportunities Fund detracted from Fund performance
• MassMutual Strategic Emerging Markets Fund was a detractor from returns

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class I - without sales charge	24.54	8.62	7.56
Russell 3000 Index[1]	35.19	15.26	12.83
S&P Target Date 2035 Index	24.56	9.25	8.03
[117]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 157,400,000
Holdings Count | $ / shares	22
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$157.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	22
Total Advisory Fees Paid During the Reporting Period	$0
Portfolio Turnover Rate	27%

Holdings [Text Block]

Sectors (% of Total Investments)
Equity Funds	70.8%
Fixed Income Funds	29.2%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%, and the expense cap for Class A shares was adjusted from 0.60% to 0.55% to coincide with this change.
On or about January 24, 2025 (the “Termination Date”), the Fund is expected to be dissolved pursuant to a Plan of Liquidation and Termination approved by its Board of Trustees, and shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class R5
Shareholder Report [Line Items]
Fund Name	MassMutual RetireSMARTSM by JPMorgan 2035 Fund
Class Name	Class R5
Trading Symbol	MMXTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual RetireSMARTSM by JPMorgan 2035 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$17	0.15%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date 2035 Index:
• Overall manager selection within the fixed income allocation was the largest positive contributor to returns
• Allocation to the MassMutual Core Bond Fund was the largest impact
• An overweight to U.S. Large Cap equity also added to performance
Top detractors to the Fund’s performance relative to the S&P Target Date 2035 Index:
• Manager selection within the equity allocation was the largest detractor from returns
• MassMutual Equity Opportunities Fund detracted from Fund performance
• MassMutual Strategic Emerging Markets Fund was a detractor from returns

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class R5 - without sales charge	24.36	8.52	7.44
Russell 3000 Index[1]	35.19	15.26	12.83
S&P Target Date 2035 Index	24.56	9.25	8.03
[118]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 157,400,000
Holdings Count | $ / shares	22
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$157.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	22
Total Advisory Fees Paid During the Reporting Period	$0
Portfolio Turnover Rate	27%

Holdings [Text Block]

Sectors (% of Total Investments)
Equity Funds	70.8%
Fixed Income Funds	29.2%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%, and the expense cap for Class A shares was adjusted from 0.60% to 0.55% to coincide with this change.
On or about January 24, 2025 (the “Termination Date”), the Fund is expected to be dissolved pursuant to a Plan of Liquidation and Termination approved by its Board of Trustees, and shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Service Class
Shareholder Report [Line Items]
Fund Name	MassMutual RetireSMARTSM by JPMorgan 2035 Fund
Class Name	Service Class
Trading Symbol	MMXSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual RetireSMARTSM by JPMorgan 2035 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$28	0.25%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date 2035 Index:
• Overall manager selection within the fixed income allocation was the largest positive contributor to returns
• Allocation to the MassMutual Core Bond Fund was the largest impact
• An overweight to U.S. Large Cap equity also added to performance
Top detractors to the Fund’s performance relative to the S&P Target Date 2035 Index:
• Manager selection within the equity allocation was the largest detractor from returns
• MassMutual Equity Opportunities Fund detracted from Fund performance
• MassMutual Strategic Emerging Markets Fund was a detractor from returns

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Service Class - without sales charge	24.23	8.41	7.33
Russell 3000 Index[1]	35.19	15.26	12.83
S&P Target Date 2035 Index	24.56	9.25	8.03
[119]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 157,400,000
Holdings Count | $ / shares	22
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$157.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	22
Total Advisory Fees Paid During the Reporting Period	$0
Portfolio Turnover Rate	27%

Holdings [Text Block]

Sectors (% of Total Investments)
Equity Funds	70.8%
Fixed Income Funds	29.2%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%, and the expense cap for Class A shares was adjusted from 0.60% to 0.55% to coincide with this change.
On or about January 24, 2025 (the “Termination Date”), the Fund is expected to be dissolved pursuant to a Plan of Liquidation and Termination approved by its Board of Trustees, and shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Administrative Class
Shareholder Report [Line Items]
Fund Name	MassMutual RetireSMARTSM by JPMorgan 2035 Fund
Class Name	Administrative Class
Trading Symbol	MMXYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual RetireSMARTSM by JPMorgan 2035 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$39	0.35%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date 2035 Index:
• Overall manager selection within the fixed income allocation was the largest positive contributor to returns
• Allocation to the MassMutual Core Bond Fund was the largest impact
• An overweight to U.S. Large Cap equity also added to performance
Top detractors to the Fund’s performance relative to the S&P Target Date 2035 Index:
• Manager selection within the equity allocation was the largest detractor from returns
• MassMutual Equity Opportunities Fund detracted from Fund performance
• MassMutual Strategic Emerging Markets Fund was a detractor from returns

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Administrative Class - without sales charge	24.09	8.31	7.23
Russell 3000 Index[1]	35.19	15.26	12.83
S&P Target Date 2035 Index	24.56	9.25	8.03
[120]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 157,400,000
Holdings Count | $ / shares	22
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$157.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	22
Total Advisory Fees Paid During the Reporting Period	$0
Portfolio Turnover Rate	27%

Holdings [Text Block]

Sectors (% of Total Investments)
Equity Funds	70.8%
Fixed Income Funds	29.2%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%, and the expense cap for Class A shares was adjusted from 0.60% to 0.55% to coincide with this change.
On or about January 24, 2025 (the “Termination Date”), the Fund is expected to be dissolved pursuant to a Plan of Liquidation and Termination approved by its Board of Trustees, and shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class R4
Shareholder Report [Line Items]
Fund Name	MassMutual RetireSMARTSM by JPMorgan 2035 Fund
Class Name	Class R4
Trading Symbol	MMXZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual RetireSMARTSM by JPMorgan 2035 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$56	0.50%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date 2035 Index:
• Overall manager selection within the fixed income allocation was the largest positive contributor to returns
• Allocation to the MassMutual Core Bond Fund was the largest impact
• An overweight to U.S. Large Cap equity also added to performance
Top detractors to the Fund’s performance relative to the S&P Target Date 2035 Index:
• Manager selection within the equity allocation was the largest detractor from returns
• MassMutual Equity Opportunities Fund detracted from Fund performance
• MassMutual Strategic Emerging Markets Fund was a detractor from returns

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class R4 - without sales charge	23.92	8.13	7.06
Russell 3000 Index[1]	35.19	15.26	12.83
S&P Target Date 2035 Index	24.56	9.25	8.03
[121]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 157,400,000
Holdings Count | $ / shares	22
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$157.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	22
Total Advisory Fees Paid During the Reporting Period	$0
Portfolio Turnover Rate	27%

Holdings [Text Block]

Sectors (% of Total Investments)
Equity Funds	70.8%
Fixed Income Funds	29.2%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%, and the expense cap for Class A shares was adjusted from 0.60% to 0.55% to coincide with this change.
On or about January 24, 2025 (the “Termination Date”), the Fund is expected to be dissolved pursuant to a Plan of Liquidation and Termination approved by its Board of Trustees, and shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class A
Shareholder Report [Line Items]
Fund Name	MassMutual RetireSMARTSM by JPMorgan 2035 Fund
Class Name	Class A
Trading Symbol	MMXAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual RetireSMARTSM by JPMorgan 2035 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$64	0.57%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date 2035 Index:
• Overall manager selection within the fixed income allocation was the largest positive contributor to returns
• Allocation to the MassMutual Core Bond Fund was the largest impact
• An overweight to U.S. Large Cap equity also added to performance
Top detractors to the Fund’s performance relative to the S&P Target Date 2035 Index:
• Manager selection within the equity allocation was the largest detractor from returns
• MassMutual Equity Opportunities Fund detracted from Fund performance
• MassMutual Strategic Emerging Markets Fund was a detractor from returns

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class A - without sales charge	23.79	8.04	6.96
Class A - with maximum sales charge	16.98	6.82	6.36
Russell 3000 Index[1]	35.19	15.26	12.83
S&P Target Date 2035 Index	24.56	9.25	8.03
[122]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 157,400,000
Holdings Count | $ / shares	22
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$157.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	22
Total Advisory Fees Paid During the Reporting Period	$0
Portfolio Turnover Rate	27%

Holdings [Text Block]

Sectors (% of Total Investments)
Equity Funds	70.8%
Fixed Income Funds	29.2%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%, and the expense cap for Class A shares was adjusted from 0.60% to 0.55% to coincide with this change.
On or about January 24, 2025 (the “Termination Date”), the Fund is expected to be dissolved pursuant to a Plan of Liquidation and Termination approved by its Board of Trustees, and shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class R3
Shareholder Report [Line Items]
Fund Name	MassMutual RetireSMARTSM by JPMorgan 2035 Fund
Class Name	Class R3
Trading Symbol	MMXNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual RetireSMARTSM by JPMorgan 2035 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$84	0.75%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date 2035 Index:
• Overall manager selection within the fixed income allocation was the largest positive contributor to returns
• Allocation to the MassMutual Core Bond Fund was the largest impact
• An overweight to U.S. Large Cap equity also added to performance
Top detractors to the Fund’s performance relative to the S&P Target Date 2035 Index:
• Manager selection within the equity allocation was the largest detractor from returns
• MassMutual Equity Opportunities Fund detracted from Fund performance
• MassMutual Strategic Emerging Markets Fund was a detractor from returns

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class R3 - without sales charge	23.64	7.87	6.80
Russell 3000 Index[1]	35.19	15.26	12.83
S&P Target Date 2035 Index	24.56	9.25	8.03
[123]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 157,400,000
Holdings Count | $ / shares	22
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$157.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	22
Total Advisory Fees Paid During the Reporting Period	$0
Portfolio Turnover Rate	27%

Holdings [Text Block]

Sectors (% of Total Investments)
Equity Funds	70.8%
Fixed Income Funds	29.2%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%, and the expense cap for Class A shares was adjusted from 0.60% to 0.55% to coincide with this change.
On or about January 24, 2025 (the “Termination Date”), the Fund is expected to be dissolved pursuant to a Plan of Liquidation and Termination approved by its Board of Trustees, and shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class I
Shareholder Report [Line Items]
Fund Name	MassMutual RetireSMARTSM by JPMorgan 2040 Fund
Class Name	Class I
Trading Symbol	MRFUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual RetireSMARTSM by JPMorgan 2040 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$5	0.04%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.04%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date 2040 Index:
• An overweight to U.S. Large Cap equity was the largest contributor to returns
• Overall manager selection within the fixed income allocation was positive for returns
• Allocation to the MassMutual Core Bond Fund was the largest impact
Top detractors to the Fund’s performance relative to the S&P Target Date 2040 Index:
• Manager selection within the equity allocation was the largest detractor from returns
• MassMutual Equity Opportunities Fund detracted from Fund performance
• MassMutual Strategic Emerging Markets Fund was a detractor from returns

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class I - without sales charge	26.22	9.62	8.05
Russell 3000 Index[1]	35.19	15.26	12.83
S&P Target Date 2040 Index	26.62	10.17	8.61
[124]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 202,900,000
Holdings Count | $ / shares	22
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$202.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	22
Total Advisory Fees Paid During the Reporting Period	$0
Portfolio Turnover Rate	27%

Holdings [Text Block]

Sectors (% of Total Investments)
Equity Funds	80.5%
Fixed Income Funds	19.5%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%, and the expense cap for Class A shares was adjusted from 0.59% to 0.54% to coincide with this change.
On or about January 24, 2025 (the “Termination Date”), the Fund is expected to be dissolved pursuant to a Plan of Liquidation and Termination approved by its Board of Trustees, and shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class R5
Shareholder Report [Line Items]
Fund Name	MassMutual RetireSMARTSM by JPMorgan 2040 Fund
Class Name	Class R5
Trading Symbol	MRFTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual RetireSMARTSM by JPMorgan 2040 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$16	0.14%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.14%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date 2040 Index:
• An overweight to U.S. Large Cap equity was the largest contributor to returns
• Overall manager selection within the fixed income allocation was positive for returns
• Allocation to the MassMutual Core Bond Fund was the largest impact
Top detractors to the Fund’s performance relative to the S&P Target Date 2040 Index:
• Manager selection within the equity allocation was the largest detractor from returns
• MassMutual Equity Opportunities Fund detracted from Fund performance
• MassMutual Strategic Emerging Markets Fund was a detractor from returns

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class R5 - without sales charge	26.84	9.64	8.02
Russell 3000 Index[1]	35.19	15.26	12.83
S&P Target Date 2040 Index	26.62	10.17	8.61
[125]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 202,900,000
Holdings Count | $ / shares	22
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$202.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	22
Total Advisory Fees Paid During the Reporting Period	$0
Portfolio Turnover Rate	27%

Holdings [Text Block]

Sectors (% of Total Investments)
Equity Funds	80.5%
Fixed Income Funds	19.5%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%, and the expense cap for Class A shares was adjusted from 0.59% to 0.54% to coincide with this change.
On or about January 24, 2025 (the “Termination Date”), the Fund is expected to be dissolved pursuant to a Plan of Liquidation and Termination approved by its Board of Trustees, and shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Service Class
Shareholder Report [Line Items]
Fund Name	MassMutual RetireSMARTSM by JPMorgan 2040 Fund
Class Name	Service Class
Trading Symbol	MFRSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual RetireSMARTSM by JPMorgan 2040 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$27	0.24%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.24%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date 2040 Index:
• An overweight to U.S. Large Cap equity was the largest contributor to returns
• Overall manager selection within the fixed income allocation was positive for returns
• Allocation to the MassMutual Core Bond Fund was the largest impact
Top detractors to the Fund’s performance relative to the S&P Target Date 2040 Index:
• Manager selection within the equity allocation was the largest detractor from returns
• MassMutual Equity Opportunities Fund detracted from Fund performance
• MassMutual Strategic Emerging Markets Fund was a detractor from returns

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Service Class - without sales charge	26.00	9.40	7.84
Russell 3000 Index[1]	35.19	15.26	12.83
S&P Target Date 2040 Index	26.62	10.17	8.61
[126]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 202,900,000
Holdings Count | $ / shares	22
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$202.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	22
Total Advisory Fees Paid During the Reporting Period	$0
Portfolio Turnover Rate	27%

Holdings [Text Block]

Sectors (% of Total Investments)
Equity Funds	80.5%
Fixed Income Funds	19.5%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%, and the expense cap for Class A shares was adjusted from 0.59% to 0.54% to coincide with this change.
On or about January 24, 2025 (the “Termination Date”), the Fund is expected to be dissolved pursuant to a Plan of Liquidation and Termination approved by its Board of Trustees, and shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Administrative Class
Shareholder Report [Line Items]
Fund Name	MassMutual RetireSMARTSM by JPMorgan 2040 Fund
Class Name	Administrative Class
Trading Symbol	MRFYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual RetireSMARTSM by JPMorgan 2040 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$38	0.34%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.34%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date 2040 Index:
• An overweight to U.S. Large Cap equity was the largest contributor to returns
• Overall manager selection within the fixed income allocation was positive for returns
• Allocation to the MassMutual Core Bond Fund was the largest impact
Top detractors to the Fund’s performance relative to the S&P Target Date 2040 Index:
• Manager selection within the equity allocation was the largest detractor from returns
• MassMutual Equity Opportunities Fund detracted from Fund performance
• MassMutual Strategic Emerging Markets Fund was a detractor from returns

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Administrative Class - without sales charge	25.81	9.28	7.73
Russell 3000 Index[1]	35.19	15.26	12.83
S&P Target Date 2040 Index	26.62	10.17	8.61
[127]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 202,900,000
Holdings Count | $ / shares	22
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$202.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	22
Total Advisory Fees Paid During the Reporting Period	$0
Portfolio Turnover Rate	27%

Holdings [Text Block]

Sectors (% of Total Investments)
Equity Funds	80.5%
Fixed Income Funds	19.5%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%, and the expense cap for Class A shares was adjusted from 0.59% to 0.54% to coincide with this change.
On or about January 24, 2025 (the “Termination Date”), the Fund is expected to be dissolved pursuant to a Plan of Liquidation and Termination approved by its Board of Trustees, and shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class R4
Shareholder Report [Line Items]
Fund Name	MassMutual RetireSMARTSM by JPMorgan 2040 Fund
Class Name	Class R4
Trading Symbol	MRFZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual RetireSMARTSM by JPMorgan 2040 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$55	0.49%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date 2040 Index:
• An overweight to U.S. Large Cap equity was the largest contributor to returns
• Overall manager selection within the fixed income allocation was positive for returns
• Allocation to the MassMutual Core Bond Fund was the largest impact
Top detractors to the Fund’s performance relative to the S&P Target Date 2040 Index:
• Manager selection within the equity allocation was the largest detractor from returns
• MassMutual Equity Opportunities Fund detracted from Fund performance
• MassMutual Strategic Emerging Markets Fund was a detractor from returns

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class R4 - without sales charge	25.65	9.13	7.56
Russell 3000 Index[1]	35.19	15.26	12.83
S&P Target Date 2040 Index	26.62	10.17	8.61
[128]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 202,900,000
Holdings Count | $ / shares	22
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$202.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	22
Total Advisory Fees Paid During the Reporting Period	$0
Portfolio Turnover Rate	27%

Holdings [Text Block]

Sectors (% of Total Investments)
Equity Funds	80.5%
Fixed Income Funds	19.5%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%, and the expense cap for Class A shares was adjusted from 0.59% to 0.54% to coincide with this change.
On or about January 24, 2025 (the “Termination Date”), the Fund is expected to be dissolved pursuant to a Plan of Liquidation and Termination approved by its Board of Trustees, and shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class A
Shareholder Report [Line Items]
Fund Name	MassMutual RetireSMARTSM by JPMorgan 2040 Fund
Class Name	Class A
Trading Symbol	MRFAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual RetireSMARTSM by JPMorgan 2040 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$63	0.56%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date 2040 Index:
• An overweight to U.S. Large Cap equity was the largest contributor to returns
• Overall manager selection within the fixed income allocation was positive for returns
• Allocation to the MassMutual Core Bond Fund was the largest impact
Top detractors to the Fund’s performance relative to the S&P Target Date 2040 Index:
• Manager selection within the equity allocation was the largest detractor from returns
• MassMutual Equity Opportunities Fund detracted from Fund performance
• MassMutual Strategic Emerging Markets Fund was a detractor from returns

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class A - without sales charge	25.58	9.03	7.46
Class A - with maximum sales charge	18.67	7.81	6.85
Russell 3000 Index[1]	35.19	15.26	12.83
S&P Target Date 2040 Index	26.62	10.17	8.61
[129]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 202,900,000
Holdings Count | $ / shares	22
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$202.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	22
Total Advisory Fees Paid During the Reporting Period	$0
Portfolio Turnover Rate	27%

Holdings [Text Block]

Sectors (% of Total Investments)
Equity Funds	80.5%
Fixed Income Funds	19.5%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%, and the expense cap for Class A shares was adjusted from 0.59% to 0.54% to coincide with this change.
On or about January 24, 2025 (the “Termination Date”), the Fund is expected to be dissolved pursuant to a Plan of Liquidation and Termination approved by its Board of Trustees, and shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class R3
Shareholder Report [Line Items]
Fund Name	MassMutual RetireSMARTSM by JPMorgan 2040 Fund
Class Name	Class R3
Trading Symbol	MFRNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual RetireSMARTSM by JPMorgan 2040 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$83	0.74%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date 2040 Index:
• An overweight to U.S. Large Cap equity was the largest contributor to returns
• Overall manager selection within the fixed income allocation was positive for returns
• Allocation to the MassMutual Core Bond Fund was the largest impact
Top detractors to the Fund’s performance relative to the S&P Target Date 2040 Index:
• Manager selection within the equity allocation was the largest detractor from returns
• MassMutual Equity Opportunities Fund detracted from Fund performance
• MassMutual Strategic Emerging Markets Fund was a detractor from returns

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class R3 - without sales charge	25.34	8.86	7.30
Russell 3000 Index[1]	35.19	15.26	12.83
S&P Target Date 2040 Index	26.62	10.17	8.61
[130]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 202,900,000
Holdings Count | $ / shares	22
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$202.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	22
Total Advisory Fees Paid During the Reporting Period	$0
Portfolio Turnover Rate	27%

Holdings [Text Block]

Sectors (% of Total Investments)
Equity Funds	80.5%
Fixed Income Funds	19.5%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%, and the expense cap for Class A shares was adjusted from 0.59% to 0.54% to coincide with this change.
On or about January 24, 2025 (the “Termination Date”), the Fund is expected to be dissolved pursuant to a Plan of Liquidation and Termination approved by its Board of Trustees, and shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class I
Shareholder Report [Line Items]
Fund Name	MassMutual RetireSMARTSM by JPMorgan 2045 Fund
Class Name	Class I
Trading Symbol	MMKUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual RetireSMARTSM by JPMorgan 2045 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$2	0.02%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.02%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date 2045 Index:
• An overweight to U.S. Large Cap equity was the largest contributor to returns
• Of the Fund’s investments in other investment companies, the MM Equity Asset Fund was the largest positive contributor to returns
• Allocation to the MassMutual Core Bond Fund also added to Fund performance
Top detractors to the Fund’s performance relative to the S&P Target Date 2045 Index:
• Manager selection within international equity was the largest detractor from returns
• MassMutual Equity Opportunities Fund detracted from Fund performance
• MassMutual Strategic Emerging Markets Fund was a detractor from returns

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class I - without sales charge	27.54	10.40	8.48
Russell 3000 Index[1]	35.19	15.26	12.83
S&P Target Date 2045 Index	27.95	10.75	8.97
[131]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 126,600,000
Holdings Count | $ / shares	22
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$126.6
Total Number of Portfolio Holdings (includes derivative positions, if any)	22
Total Advisory Fees Paid During the Reporting Period	$0
Portfolio Turnover Rate	30%

Holdings [Text Block]

Sectors (% of Total Investments)
Equity Funds	88.0%
Fixed Income Funds	12.0%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%, and the expense cap for Class A shares was adjusted from 0.57% to 0.52% to coincide with this change.
On or about January 24, 2025 (the “Termination Date”), the Fund is expected to be dissolved pursuant to a Plan of Liquidation and Termination approved by its Board of Trustees, and shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class R5
Shareholder Report [Line Items]
Fund Name	MassMutual RetireSMARTSM by JPMorgan 2045 Fund
Class Name	Class R5
Trading Symbol	MMKTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual RetireSMARTSM by JPMorgan 2045 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$14	0.12%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.12%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date 2045 Index:
• An overweight to U.S. Large Cap equity was the largest contributor to returns
• Of the Fund’s investments in other investment companies, the MM Equity Asset Fund was the largest positive contributor to returns
• Allocation to the MassMutual Core Bond Fund also added to Fund performance
Top detractors to the Fund’s performance relative to the S&P Target Date 2045 Index:
• Manager selection within international equity was the largest detractor from returns
• MassMutual Equity Opportunities Fund detracted from Fund performance
• MassMutual Strategic Emerging Markets Fund was a detractor from returns

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class R5 - without sales charge	27.29	10.26	8.36
Russell 3000 Index[1]	35.19	15.26	12.83
S&P Target Date 2045 Index	27.95	10.75	8.97
[132]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 126,600,000
Holdings Count | $ / shares	22
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$126.6
Total Number of Portfolio Holdings (includes derivative positions, if any)	22
Total Advisory Fees Paid During the Reporting Period	$0
Portfolio Turnover Rate	30%

Holdings [Text Block]

Sectors (% of Total Investments)
Equity Funds	88.0%
Fixed Income Funds	12.0%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%, and the expense cap for Class A shares was adjusted from 0.57% to 0.52% to coincide with this change.
On or about January 24, 2025 (the “Termination Date”), the Fund is expected to be dissolved pursuant to a Plan of Liquidation and Termination approved by its Board of Trustees, and shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Service Class
Shareholder Report [Line Items]
Fund Name	MassMutual RetireSMARTSM by JPMorgan 2045 Fund
Class Name	Service Class
Trading Symbol	MMKSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual RetireSMARTSM by JPMorgan 2045 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$25	0.22%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.22%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date 2045 Index:
• An overweight to U.S. Large Cap equity was the largest contributor to returns
• Of the Fund’s investments in other investment companies, the MM Equity Asset Fund was the largest positive contributor to returns
• Allocation to the MassMutual Core Bond Fund also added to Fund performance
Top detractors to the Fund’s performance relative to the S&P Target Date 2045 Index:
• Manager selection within international equity was the largest detractor from returns
• MassMutual Equity Opportunities Fund detracted from Fund performance
• MassMutual Strategic Emerging Markets Fund was a detractor from returns

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Service Class - without sales charge	27.26	10.15	8.25
Russell 3000 Index[1]	35.19	15.26	12.83
S&P Target Date 2045 Index	27.95	10.75	8.97
[133]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 126,600,000
Holdings Count | $ / shares	22
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$126.6
Total Number of Portfolio Holdings (includes derivative positions, if any)	22
Total Advisory Fees Paid During the Reporting Period	$0
Portfolio Turnover Rate	30%

Holdings [Text Block]

Sectors (% of Total Investments)
Equity Funds	88.0%
Fixed Income Funds	12.0%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%, and the expense cap for Class A shares was adjusted from 0.57% to 0.52% to coincide with this change.
On or about January 24, 2025 (the “Termination Date”), the Fund is expected to be dissolved pursuant to a Plan of Liquidation and Termination approved by its Board of Trustees, and shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Administrative Class
Shareholder Report [Line Items]
Fund Name	MassMutual RetireSMARTSM by JPMorgan 2045 Fund
Class Name	Administrative Class
Trading Symbol	MMKYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual RetireSMARTSM by JPMorgan 2045 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$36	0.32%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.32%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date 2045 Index:
• An overweight to U.S. Large Cap equity was the largest contributor to returns
• Of the Fund’s investments in other investment companies, the MM Equity Asset Fund was the largest positive contributor to returns
• Allocation to the MassMutual Core Bond Fund also added to Fund performance
Top detractors to the Fund’s performance relative to the S&P Target Date 2045 Index:
• Manager selection within international equity was the largest detractor from returns
• MassMutual Equity Opportunities Fund detracted from Fund performance
• MassMutual Strategic Emerging Markets Fund was a detractor from returns

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Administrative Class - without sales charge	27.03	10.04	8.15
Russell 3000 Index[1]	35.19	15.26	12.83
S&P Target Date 2045 Index	27.95	10.75	8.97
[134]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 126,600,000
Holdings Count | $ / shares	22
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$126.6
Total Number of Portfolio Holdings (includes derivative positions, if any)	22
Total Advisory Fees Paid During the Reporting Period	$0
Portfolio Turnover Rate	30%

Holdings [Text Block]

Sectors (% of Total Investments)
Equity Funds	88.0%
Fixed Income Funds	12.0%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%, and the expense cap for Class A shares was adjusted from 0.57% to 0.52% to coincide with this change.
On or about January 24, 2025 (the “Termination Date”), the Fund is expected to be dissolved pursuant to a Plan of Liquidation and Termination approved by its Board of Trustees, and shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class R4
Shareholder Report [Line Items]
Fund Name	MassMutual RetireSMARTSM by JPMorgan 2045 Fund
Class Name	Class R4
Trading Symbol	MMKZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual RetireSMARTSM by JPMorgan 2045 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$53	0.47%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date 2045 Index:
• An overweight to U.S. Large Cap equity was the largest contributor to returns
• Of the Fund’s investments in other investment companies, the MM Equity Asset Fund was the largest positive contributor to returns
• Allocation to the MassMutual Core Bond Fund also added to Fund performance
Top detractors to the Fund’s performance relative to the S&P Target Date 2045 Index:
• Manager selection within international equity was the largest detractor from returns
• MassMutual Equity Opportunities Fund detracted from Fund performance
• MassMutual Strategic Emerging Markets Fund was a detractor from returns

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class R4 - without sales charge	26.85	9.88	7.98
Russell 3000 Index[1]	35.19	15.26	12.83
S&P Target Date 2045 Index	27.95	10.75	8.97
[135]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 126,600,000
Holdings Count | $ / shares	22
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$126.6
Total Number of Portfolio Holdings (includes derivative positions, if any)	22
Total Advisory Fees Paid During the Reporting Period	$0
Portfolio Turnover Rate	30%

Holdings [Text Block]

Sectors (% of Total Investments)
Equity Funds	88.0%
Fixed Income Funds	12.0%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%, and the expense cap for Class A shares was adjusted from 0.57% to 0.52% to coincide with this change.
On or about January 24, 2025 (the “Termination Date”), the Fund is expected to be dissolved pursuant to a Plan of Liquidation and Termination approved by its Board of Trustees, and shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class A
Shareholder Report [Line Items]
Fund Name	MassMutual RetireSMARTSM by JPMorgan 2045 Fund
Class Name	Class A
Trading Symbol	MMKAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual RetireSMARTSM by JPMorgan 2045 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$61	0.54%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date 2045 Index:
• An overweight to U.S. Large Cap equity was the largest contributor to returns
• Of the Fund’s investments in other investment companies, the MM Equity Asset Fund was the largest positive contributor to returns
• Allocation to the MassMutual Core Bond Fund also added to Fund performance
Top detractors to the Fund’s performance relative to the S&P Target Date 2045 Index:
• Manager selection within international equity was the largest detractor from returns
• MassMutual Equity Opportunities Fund detracted from Fund performance
• MassMutual Strategic Emerging Markets Fund was a detractor from returns

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class A - without sales charge	26.85	9.80	7.89
Class A - with maximum sales charge	19.88	8.56	7.28
Russell 3000 Index[1]	35.19	15.26	12.83
S&P Target Date 2045 Index	27.95	10.75	8.97
[136]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 126,600,000
Holdings Count | $ / shares	22
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$126.6
Total Number of Portfolio Holdings (includes derivative positions, if any)	22
Total Advisory Fees Paid During the Reporting Period	$0
Portfolio Turnover Rate	30%

Holdings [Text Block]

Sectors (% of Total Investments)
Equity Funds	88.0%
Fixed Income Funds	12.0%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%, and the expense cap for Class A shares was adjusted from 0.57% to 0.52% to coincide with this change.
On or about January 24, 2025 (the “Termination Date”), the Fund is expected to be dissolved pursuant to a Plan of Liquidation and Termination approved by its Board of Trustees, and shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class R3
Shareholder Report [Line Items]
Fund Name	MassMutual RetireSMARTSM by JPMorgan 2045 Fund
Class Name	Class R3
Trading Symbol	MMKNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual RetireSMARTSM by JPMorgan 2045 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$82	0.72%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date 2045 Index:
• An overweight to U.S. Large Cap equity was the largest contributor to returns
• Of the Fund’s investments in other investment companies, the MM Equity Asset Fund was the largest positive contributor to returns
• Allocation to the MassMutual Core Bond Fund also added to Fund performance
Top detractors to the Fund’s performance relative to the S&P Target Date 2045 Index:
• Manager selection within international equity was the largest detractor from returns
• MassMutual Equity Opportunities Fund detracted from Fund performance
• MassMutual Strategic Emerging Markets Fund was a detractor from returns

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class R3 - without sales charge	26.59	9.61	7.72
Russell 3000 Index[1]	35.19	15.26	12.83
S&P Target Date 2045 Index	27.95	10.75	8.97
[137]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 126,600,000
Holdings Count | $ / shares	22
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$126.6
Total Number of Portfolio Holdings (includes derivative positions, if any)	22
Total Advisory Fees Paid During the Reporting Period	$0
Portfolio Turnover Rate	30%

Holdings [Text Block]

Sectors (% of Total Investments)
Equity Funds	88.0%
Fixed Income Funds	12.0%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%, and the expense cap for Class A shares was adjusted from 0.57% to 0.52% to coincide with this change.
On or about January 24, 2025 (the “Termination Date”), the Fund is expected to be dissolved pursuant to a Plan of Liquidation and Termination approved by its Board of Trustees, and shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class I
Shareholder Report [Line Items]
Fund Name	MassMutual RetireSMARTSM by JPMorgan 2050 Fund
Class Name	Class I
Trading Symbol	MMRUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual RetireSMARTSM by JPMorgan 2050 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$2	0.02%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.02%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date 2050 Index:
• An overweight to U.S. Large Cap Equity, coupled with an underweight to fixed income was the largest contributor to returns
• Of the Fund’s investments in other investment companies, the MM Equity Asset Fund was the largest positive contributor to returns
• Allocation to the MassMutual Blue Chip Growth Fund also added to Fund performance
Top detractors to the Fund’s performance relative to the S&P Target Date 2050 Index:
• Manager selection within international equity was the largest detractor from returns
• MassMutual Equity Opportunities Fund detracted from Fund performance
• MassMutual Strategic Emerging Markets Fund was a detractor from returns

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class I - without sales charge	28.03	10.47	8.65
Russell 3000 Index[1]	35.19	15.26	12.83
S&P Target Date 2050 Index	28.68	11.06	9.18
[138]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 158,000,000.0
Holdings Count | $ / shares	22
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$158.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	22
Total Advisory Fees Paid During the Reporting Period	$0
Portfolio Turnover Rate	27%

Holdings [Text Block]

Sectors (% of Total Investments)
Equity Funds	92.1%
Fixed Income Funds	7.9%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%, and the expense cap for Class A shares was adjusted from 0.57% to 0.52% to coincide with this change.
On or about January 24, 2025 (the “Termination Date”), the Fund is expected to be dissolved pursuant to a Plan of Liquidation and Termination approved by its Board of Trustees, and shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class R5
Shareholder Report [Line Items]
Fund Name	MassMutual RetireSMARTSM by JPMorgan 2050 Fund
Class Name	Class R5
Trading Symbol	MMRTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual RetireSMARTSM by JPMorgan 2050 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$14	0.12%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.12%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date 2050 Index:
• An overweight to U.S. Large Cap Equity, coupled with an underweight to fixed income was the largest contributor to returns
• Of the Fund’s investments in other investment companies, the MM Equity Asset Fund was the largest positive contributor to returns
• Allocation to the MassMutual Blue Chip Growth Fund also added to Fund performance
Top detractors to the Fund’s performance relative to the S&P Target Date 2050 Index:
• Manager selection within international equity was the largest detractor from returns
• MassMutual Equity Opportunities Fund detracted from Fund performance
• MassMutual Strategic Emerging Markets Fund was a detractor from returns

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class R5 - without sales charge	29.43	10.63	8.67
Russell 3000 Index[1]	35.19	15.26	12.83
S&P Target Date 2050 Index	28.68	11.06	9.18
[139]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 158,000,000.0
Holdings Count | $ / shares	22
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$158.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	22
Total Advisory Fees Paid During the Reporting Period	$0
Portfolio Turnover Rate	27%

Holdings [Text Block]

Sectors (% of Total Investments)
Equity Funds	92.1%
Fixed Income Funds	7.9%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%, and the expense cap for Class A shares was adjusted from 0.57% to 0.52% to coincide with this change.
On or about January 24, 2025 (the “Termination Date”), the Fund is expected to be dissolved pursuant to a Plan of Liquidation and Termination approved by its Board of Trustees, and shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Service Class
Shareholder Report [Line Items]
Fund Name	MassMutual RetireSMARTSM by JPMorgan 2050 Fund
Class Name	Service Class
Trading Symbol	MMTSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual RetireSMARTSM by JPMorgan 2050 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$25	0.22%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.22%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date 2050 Index:
• An overweight to U.S. Large Cap Equity, coupled with an underweight to fixed income was the largest contributor to returns
• Of the Fund’s investments in other investment companies, the MM Equity Asset Fund was the largest positive contributor to returns
• Allocation to the MassMutual Blue Chip Growth Fund also added to Fund performance
Top detractors to the Fund’s performance relative to the S&P Target Date 2050 Index:
• Manager selection within international equity was the largest detractor from returns
• MassMutual Equity Opportunities Fund detracted from Fund performance
• MassMutual Strategic Emerging Markets Fund was a detractor from returns

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Service Class - without sales charge	27.70	10.28	8.45
Russell 3000 Index[1]	35.19	15.26	12.83
S&P Target Date 2050 Index	28.68	11.06	9.18
[140]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 158,000,000.0
Holdings Count | $ / shares	22
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$158.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	22
Total Advisory Fees Paid During the Reporting Period	$0
Portfolio Turnover Rate	27%

Holdings [Text Block]

Sectors (% of Total Investments)
Equity Funds	92.1%
Fixed Income Funds	7.9%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%, and the expense cap for Class A shares was adjusted from 0.57% to 0.52% to coincide with this change.
On or about January 24, 2025 (the “Termination Date”), the Fund is expected to be dissolved pursuant to a Plan of Liquidation and Termination approved by its Board of Trustees, and shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Administrative Class
Shareholder Report [Line Items]
Fund Name	MassMutual RetireSMARTSM by JPMorgan 2050 Fund
Class Name	Administrative Class
Trading Symbol	MMRYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual RetireSMARTSM by JPMorgan 2050 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$36	0.32%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.32%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date 2050 Index:
• An overweight to U.S. Large Cap Equity, coupled with an underweight to fixed income was the largest contributor to returns
• Of the Fund’s investments in other investment companies, the MM Equity Asset Fund was the largest positive contributor to returns
• Allocation to the MassMutual Blue Chip Growth Fund also added to Fund performance
Top detractors to the Fund’s performance relative to the S&P Target Date 2050 Index:
• Manager selection within international equity was the largest detractor from returns
• MassMutual Equity Opportunities Fund detracted from Fund performance
• MassMutual Strategic Emerging Markets Fund was a detractor from returns

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Administrative Class - without sales charge	27.71	10.14	8.33
Russell 3000 Index[1]	35.19	15.26	12.83
S&P Target Date 2050 Index	28.68	11.06	9.18
[141]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 158,000,000.0
Holdings Count | $ / shares	22
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$158.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	22
Total Advisory Fees Paid During the Reporting Period	$0
Portfolio Turnover Rate	27%

Holdings [Text Block]

Sectors (% of Total Investments)
Equity Funds	92.1%
Fixed Income Funds	7.9%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%, and the expense cap for Class A shares was adjusted from 0.57% to 0.52% to coincide with this change.
On or about January 24, 2025 (the “Termination Date”), the Fund is expected to be dissolved pursuant to a Plan of Liquidation and Termination approved by its Board of Trustees, and shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class R4
Shareholder Report [Line Items]
Fund Name	MassMutual RetireSMARTSM by JPMorgan 2050 Fund
Class Name	Class R4
Trading Symbol	MMRZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual RetireSMARTSM by JPMorgan 2050 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$53	0.47%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date 2050 Index:
• An overweight to U.S. Large Cap Equity, coupled with an underweight to fixed income was the largest contributor to returns
• Of the Fund’s investments in other investment companies, the MM Equity Asset Fund was the largest positive contributor to returns
• Allocation to the MassMutual Blue Chip Growth Fund also added to Fund performance
Top detractors to the Fund’s performance relative to the S&P Target Date 2050 Index:
• Manager selection within international equity was the largest detractor from returns
• MassMutual Equity Opportunities Fund detracted from Fund performance
• MassMutual Strategic Emerging Markets Fund was a detractor from returns

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class R4 - without sales charge	27.33	9.96	8.17
Russell 3000 Index[1]	35.19	15.26	12.83
S&P Target Date 2050 Index	28.68	11.06	9.18
[142]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 158,000,000.0
Holdings Count | $ / shares	22
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$158.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	22
Total Advisory Fees Paid During the Reporting Period	$0
Portfolio Turnover Rate	27%

Holdings [Text Block]

Sectors (% of Total Investments)
Equity Funds	92.1%
Fixed Income Funds	7.9%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%, and the expense cap for Class A shares was adjusted from 0.57% to 0.52% to coincide with this change.
On or about January 24, 2025 (the “Termination Date”), the Fund is expected to be dissolved pursuant to a Plan of Liquidation and Termination approved by its Board of Trustees, and shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class A
Shareholder Report [Line Items]
Fund Name	MassMutual RetireSMARTSM by JPMorgan 2050 Fund
Class Name	Class A
Trading Symbol	MMARX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual RetireSMARTSM by JPMorgan 2050 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$61	0.54%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date 2050 Index:
• An overweight to U.S. Large Cap Equity, coupled with an underweight to fixed income was the largest contributor to returns
• Of the Fund’s investments in other investment companies, the MM Equity Asset Fund was the largest positive contributor to returns
• Allocation to the MassMutual Blue Chip Growth Fund also added to Fund performance
Top detractors to the Fund’s performance relative to the S&P Target Date 2050 Index:
• Manager selection within international equity was the largest detractor from returns
• MassMutual Equity Opportunities Fund detracted from Fund performance
• MassMutual Strategic Emerging Markets Fund was a detractor from returns

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class A - without sales charge	27.25	9.89	8.06
Class A - with maximum sales charge	20.25	8.66	7.45
Russell 3000 Index[1]	35.19	15.26	12.83
S&P Target Date 2050 Index	28.68	11.06	9.18
[143]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 158,000,000.0
Holdings Count | $ / shares	22
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$158.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	22
Total Advisory Fees Paid During the Reporting Period	$0
Portfolio Turnover Rate	27%

Holdings [Text Block]

Sectors (% of Total Investments)
Equity Funds	92.1%
Fixed Income Funds	7.9%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%, and the expense cap for Class A shares was adjusted from 0.57% to 0.52% to coincide with this change.
On or about January 24, 2025 (the “Termination Date”), the Fund is expected to be dissolved pursuant to a Plan of Liquidation and Termination approved by its Board of Trustees, and shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class R3
Shareholder Report [Line Items]
Fund Name	MassMutual RetireSMARTSM by JPMorgan 2050 Fund
Class Name	Class R3
Trading Symbol	MMRNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual RetireSMARTSM by JPMorgan 2050 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$82	0.72%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date 2050 Index:
• An overweight to U.S. Large Cap Equity, coupled with an underweight to fixed income was the largest contributor to returns
• Of the Fund’s investments in other investment companies, the MM Equity Asset Fund was the largest positive contributor to returns
• Allocation to the MassMutual Blue Chip Growth Fund also added to Fund performance
Top detractors to the Fund’s performance relative to the S&P Target Date 2050 Index:
• Manager selection within international equity was the largest detractor from returns
• MassMutual Equity Opportunities Fund detracted from Fund performance
• MassMutual Strategic Emerging Markets Fund was a detractor from returns

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class R3 - without sales charge	27.13	9.70	7.89
Russell 3000 Index[1]	35.19	15.26	12.83
S&P Target Date 2050 Index	28.68	11.06	9.18
[144]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 158,000,000.0
Holdings Count | $ / shares	22
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$158.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	22
Total Advisory Fees Paid During the Reporting Period	$0
Portfolio Turnover Rate	27%

Holdings [Text Block]

Sectors (% of Total Investments)
Equity Funds	92.1%
Fixed Income Funds	7.9%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%, and the expense cap for Class A shares was adjusted from 0.57% to 0.52% to coincide with this change.
On or about January 24, 2025 (the “Termination Date”), the Fund is expected to be dissolved pursuant to a Plan of Liquidation and Termination approved by its Board of Trustees, and shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class I
Shareholder Report [Line Items]
Fund Name	MassMutual RetireSMARTSM by JPMorgan 2055 Fund
Class Name	Class I
Trading Symbol	MMWZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual RetireSMARTSM by JPMorgan 2055 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date 2055 Index:
• An overweight to U.S. Large Cap equity, coupled with an underweight to fixed income was the largest contributor to returns
• Of the Fund’s investments in other investment companies, the MM Equity Asset Fund was the largest positive contributor to returns
• Allocation to the MassMutual Blue Chip Growth Fund also added to Fund performance
Top detractors to the Fund’s performance relative to the S&P Target Date 2055 Index:
• Manager selection within international equity was the largest detractor from returns
• MassMutual Equity Opportunities Fund detracted from Fund performance
• MassMutual Strategic Emerging Markets Fund was a detractor from returns

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class I - without sales charge	28.10	10.51	8.69
Russell 3000 Index[1]	35.19	15.26	12.83
S&P Target Date 2055 Index	28.82	11.14	9.26
[145]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 70,000,000.0
Holdings Count | $ / shares	22
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$70.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	22
Total Advisory Fees Paid During the Reporting Period	$0
Portfolio Turnover Rate	31%

Holdings [Text Block]

Sectors (% of Total Investments)
Equity Funds	92.1%
Fixed Income Funds	7.9%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%, and the expense cap for Class A shares was adjusted from 0.55% to 0.50% to coincide with this change.
On or about January 24, 2025 (the “Termination Date”), the Fund is expected to be dissolved pursuant to a Plan of Liquidation and Termination approved by its Board of Trustees, and shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class R5
Shareholder Report [Line Items]
Fund Name	MassMutual RetireSMARTSM by JPMorgan 2055 Fund
Class Name	Class R5
Trading Symbol	MMWUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual RetireSMARTSM by JPMorgan 2055 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$11	0.10%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date 2055 Index:
• An overweight to U.S. Large Cap equity, coupled with an underweight to fixed income was the largest contributor to returns
• Of the Fund’s investments in other investment companies, the MM Equity Asset Fund was the largest positive contributor to returns
• Allocation to the MassMutual Blue Chip Growth Fund also added to Fund performance
Top detractors to the Fund’s performance relative to the S&P Target Date 2055 Index:
• Manager selection within international equity was the largest detractor from returns
• MassMutual Equity Opportunities Fund detracted from Fund performance
• MassMutual Strategic Emerging Markets Fund was a detractor from returns

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class R5 - without sales charge	27.82	10.39	8.56
Russell 3000 Index[1]	35.19	15.26	12.83
S&P Target Date 2055 Index	28.82	11.14	9.26
[146]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 70,000,000.0
Holdings Count | $ / shares	22
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$70.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	22
Total Advisory Fees Paid During the Reporting Period	$0
Portfolio Turnover Rate	31%

Holdings [Text Block]

Sectors (% of Total Investments)
Equity Funds	92.1%
Fixed Income Funds	7.9%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%, and the expense cap for Class A shares was adjusted from 0.55% to 0.50% to coincide with this change.
On or about January 24, 2025 (the “Termination Date”), the Fund is expected to be dissolved pursuant to a Plan of Liquidation and Termination approved by its Board of Trustees, and shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Service Class
Shareholder Report [Line Items]
Fund Name	MassMutual RetireSMARTSM by JPMorgan 2055 Fund
Class Name	Service Class
Trading Symbol	MMWSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual RetireSMARTSM by JPMorgan 2055 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$23	0.20%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date 2055 Index:
• An overweight to U.S. Large Cap equity, coupled with an underweight to fixed income was the largest contributor to returns
• Of the Fund’s investments in other investment companies, the MM Equity Asset Fund was the largest positive contributor to returns
• Allocation to the MassMutual Blue Chip Growth Fund also added to Fund performance
Top detractors to the Fund’s performance relative to the S&P Target Date 2055 Index:
• Manager selection within international equity was the largest detractor from returns
• MassMutual Equity Opportunities Fund detracted from Fund performance
• MassMutual Strategic Emerging Markets Fund was a detractor from returns

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Service Class - without sales charge	27.70	10.27	8.47
Russell 3000 Index[1]	35.19	15.26	12.83
S&P Target Date 2055 Index	28.82	11.14	9.26
[147]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 70,000,000.0
Holdings Count | $ / shares	22
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$70.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	22
Total Advisory Fees Paid During the Reporting Period	$0
Portfolio Turnover Rate	31%

Holdings [Text Block]

Sectors (% of Total Investments)
Equity Funds	92.1%
Fixed Income Funds	7.9%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%, and the expense cap for Class A shares was adjusted from 0.55% to 0.50% to coincide with this change.
On or about January 24, 2025 (the “Termination Date”), the Fund is expected to be dissolved pursuant to a Plan of Liquidation and Termination approved by its Board of Trustees, and shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Administrative Class
Shareholder Report [Line Items]
Fund Name	MassMutual RetireSMARTSM by JPMorgan 2055 Fund
Class Name	Administrative Class
Trading Symbol	MMWYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual RetireSMARTSM by JPMorgan 2055 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$34	0.30%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date 2055 Index:
• An overweight to U.S. Large Cap equity, coupled with an underweight to fixed income was the largest contributor to returns
• Of the Fund’s investments in other investment companies, the MM Equity Asset Fund was the largest positive contributor to returns
• Allocation to the MassMutual Blue Chip Growth Fund also added to Fund performance
Top detractors to the Fund’s performance relative to the S&P Target Date 2055 Index:
• Manager selection within international equity was the largest detractor from returns
• MassMutual Equity Opportunities Fund detracted from Fund performance
• MassMutual Strategic Emerging Markets Fund was a detractor from returns

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Administrative Class - without sales charge	27.51	10.16	8.36
Russell 3000 Index[1]	35.19	15.26	12.83
S&P Target Date 2055 Index	28.82	11.14	9.26
[148]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 70,000,000.0
Holdings Count | $ / shares	22
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$70.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	22
Total Advisory Fees Paid During the Reporting Period	$0
Portfolio Turnover Rate	31%

Holdings [Text Block]

Sectors (% of Total Investments)
Equity Funds	92.1%
Fixed Income Funds	7.9%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%, and the expense cap for Class A shares was adjusted from 0.55% to 0.50% to coincide with this change.
On or about January 24, 2025 (the “Termination Date”), the Fund is expected to be dissolved pursuant to a Plan of Liquidation and Termination approved by its Board of Trustees, and shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class R4
Shareholder Report [Line Items]
Fund Name	MassMutual RetireSMARTSM by JPMorgan 2055 Fund
Class Name	Class R4
Trading Symbol	MMWEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual RetireSMARTSM by JPMorgan 2055 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$51	0.45%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date 2055 Index:
• An overweight to U.S. Large Cap equity, coupled with an underweight to fixed income was the largest contributor to returns
• Of the Fund’s investments in other investment companies, the MM Equity Asset Fund was the largest positive contributor to returns
• Allocation to the MassMutual Blue Chip Growth Fund also added to Fund performance
Top detractors to the Fund’s performance relative to the S&P Target Date 2055 Index:
• Manager selection within international equity was the largest detractor from returns
• MassMutual Equity Opportunities Fund detracted from Fund performance
• MassMutual Strategic Emerging Markets Fund was a detractor from returns

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class R4 - without sales charge	27.38	9.99	8.20
Russell 3000 Index[1]	35.19	15.26	12.83
S&P Target Date 2055 Index	28.82	11.14	9.26
[149]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 70,000,000.0
Holdings Count | $ / shares	22
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$70.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	22
Total Advisory Fees Paid During the Reporting Period	$0
Portfolio Turnover Rate	31%

Holdings [Text Block]

Sectors (% of Total Investments)
Equity Funds	92.1%
Fixed Income Funds	7.9%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%, and the expense cap for Class A shares was adjusted from 0.55% to 0.50% to coincide with this change.
On or about January 24, 2025 (the “Termination Date”), the Fund is expected to be dissolved pursuant to a Plan of Liquidation and Termination approved by its Board of Trustees, and shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class A
Shareholder Report [Line Items]
Fund Name	MassMutual RetireSMARTSM by JPMorgan 2055 Fund
Class Name	Class A
Trading Symbol	MMWAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual RetireSMARTSM by JPMorgan 2055 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$58	0.51%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date 2055 Index:
• An overweight to U.S. Large Cap equity, coupled with an underweight to fixed income was the largest contributor to returns
• Of the Fund’s investments in other investment companies, the MM Equity Asset Fund was the largest positive contributor to returns
• Allocation to the MassMutual Blue Chip Growth Fund also added to Fund performance
Top detractors to the Fund’s performance relative to the S&P Target Date 2055 Index:
• Manager selection within international equity was the largest detractor from returns
• MassMutual Equity Opportunities Fund detracted from Fund performance
• MassMutual Strategic Emerging Markets Fund was a detractor from returns

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class A - without sales charge	27.44	9.93	8.11
Class A - with maximum sales charge	20.43	8.70	7.50
Russell 3000 Index[1]	35.19	15.26	12.83
S&P Target Date 2055 Index	28.82	11.14	9.26
[150]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 70,000,000.0
Holdings Count | $ / shares	22
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$70.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	22
Total Advisory Fees Paid During the Reporting Period	$0
Portfolio Turnover Rate	31%

Holdings [Text Block]

Sectors (% of Total Investments)
Equity Funds	92.1%
Fixed Income Funds	7.9%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%, and the expense cap for Class A shares was adjusted from 0.55% to 0.50% to coincide with this change.
On or about January 24, 2025 (the “Termination Date”), the Fund is expected to be dissolved pursuant to a Plan of Liquidation and Termination approved by its Board of Trustees, and shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class R3
Shareholder Report [Line Items]
Fund Name	MassMutual RetireSMARTSM by JPMorgan 2055 Fund
Class Name	Class R3
Trading Symbol	MMWTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual RetireSMARTSM by JPMorgan 2055 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$79	0.70%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date 2055 Index:
• An overweight to U.S. Large Cap equity, coupled with an underweight to fixed income was the largest contributor to returns
• Of the Fund’s investments in other investment companies, the MM Equity Asset Fund was the largest positive contributor to returns
• Allocation to the MassMutual Blue Chip Growth Fund also added to Fund performance
Top detractors to the Fund’s performance relative to the S&P Target Date 2055 Index:
• Manager selection within international equity was the largest detractor from returns
• MassMutual Equity Opportunities Fund detracted from Fund performance
• MassMutual Strategic Emerging Markets Fund was a detractor from returns

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class R3 - without sales charge	27.12	9.73	7.94
Russell 3000 Index[1]	35.19	15.26	12.83
S&P Target Date 2055 Index	28.82	11.14	9.26
[151]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 70,000,000.0
Holdings Count | $ / shares	22
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$70.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	22
Total Advisory Fees Paid During the Reporting Period	$0
Portfolio Turnover Rate	31%

Holdings [Text Block]

Sectors (% of Total Investments)
Equity Funds	92.1%
Fixed Income Funds	7.9%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%, and the expense cap for Class A shares was adjusted from 0.55% to 0.50% to coincide with this change.
On or about January 24, 2025 (the “Termination Date”), the Fund is expected to be dissolved pursuant to a Plan of Liquidation and Termination approved by its Board of Trustees, and shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class I
Shareholder Report [Line Items]
Fund Name	MassMutual RetireSMARTSM by JPMorgan 2060 Fund
Class Name	Class I
Trading Symbol	MMWIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual RetireSMARTSM by JPMorgan 2060 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date 2060 Index:
• An overweight to U.S. Large Cap equity, coupled with an underweight to fixed income was the largest contributor to returns
• Of the Fund’s investments in other investment companies, the MM Equity Asset Fund was the largest positive contributor to returns
• Allocation to the MassMutual Blue Chip Growth Fund also added to Fund performance
Top detractors to the Fund’s performance relative to the S&P Target Date 2060 Index:
• Manager selection within international equity was the largest detractor from returns
• MassMutual Equity Opportunities Fund detracted from Fund performance
• MassMutual Strategic Emerging Markets Fund was a detractor from returns

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	Since Inception (11/23/2015)
Class I - without sales charge	28.08	10.49	9.64
Russell 3000 Index[1]	35.19	15.26	13.60
S&P Target Date 2060 Index	28.90	11.18	10.10
[152]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 28,500,000
Holdings Count | $ / shares	22
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$28.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	22
Total Advisory Fees Paid During the Reporting Period	$0
Portfolio Turnover Rate	32%

Holdings [Text Block]

Sectors (% of Total Investments)
Equity Funds	92.1%
Fixed Income Funds	7.9%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%, and the expense cap for Class A shares was adjusted from 0.55% to 0.50% to coincide with this change.
On or about January 24, 2025 (the “Termination Date”), the Fund is expected to be dissolved pursuant to a Plan of Liquidation and Termination approved by its Board of Trustees, and shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class R5
Shareholder Report [Line Items]
Fund Name	MassMutual RetireSMARTSM by JPMorgan 2060 Fund
Class Name	Class R5
Trading Symbol	MMWHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual RetireSMARTSM by JPMorgan 2060 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$11	0.10%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date 2060 Index:
• An overweight to U.S. Large Cap equity, coupled with an underweight to fixed income was the largest contributor to returns
• Of the Fund’s investments in other investment companies, the MM Equity Asset Fund was the largest positive contributor to returns
• Allocation to the MassMutual Blue Chip Growth Fund also added to Fund performance
Top detractors to the Fund’s performance relative to the S&P Target Date 2060 Index:
• Manager selection within international equity was the largest detractor from returns
• MassMutual Equity Opportunities Fund detracted from Fund performance
• MassMutual Strategic Emerging Markets Fund was a detractor from returns

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	Since Inception (11/23/2015)
Class R5 - without sales charge	27.82	10.36	9.51
Russell 3000 Index[1]	35.19	15.26	13.60
S&P Target Date 2060 Index	28.90	11.18	10.10
[153]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 28,500,000
Holdings Count | $ / shares	22
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$28.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	22
Total Advisory Fees Paid During the Reporting Period	$0
Portfolio Turnover Rate	32%

Holdings [Text Block]

Sectors (% of Total Investments)
Equity Funds	92.1%
Fixed Income Funds	7.9%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%, and the expense cap for Class A shares was adjusted from 0.55% to 0.50% to coincide with this change.
On or about January 24, 2025 (the “Termination Date”), the Fund is expected to be dissolved pursuant to a Plan of Liquidation and Termination approved by its Board of Trustees, and shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Service Class
Shareholder Report [Line Items]
Fund Name	MassMutual RetireSMARTSM by JPMorgan 2060 Fund
Class Name	Service Class
Trading Symbol	MMWGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual RetireSMARTSM by JPMorgan 2060 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$23	0.20%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date 2060 Index:
• An overweight to U.S. Large Cap equity, coupled with an underweight to fixed income was the largest contributor to returns
• Of the Fund’s investments in other investment companies, the MM Equity Asset Fund was the largest positive contributor to returns
• Allocation to the MassMutual Blue Chip Growth Fund also added to Fund performance
Top detractors to the Fund’s performance relative to the S&P Target Date 2060 Index:
• Manager selection within international equity was the largest detractor from returns
• MassMutual Equity Opportunities Fund detracted from Fund performance
• MassMutual Strategic Emerging Markets Fund was a detractor from returns

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	Since Inception (11/23/2015)
Service Class - without sales charge	27.62	10.26	9.41
Russell 3000 Index[1]	35.19	15.26	13.60
S&P Target Date 2060 Index	28.90	11.18	10.10
[154]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 28,500,000
Holdings Count | $ / shares	22
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$28.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	22
Total Advisory Fees Paid During the Reporting Period	$0
Portfolio Turnover Rate	32%

Holdings [Text Block]

Sectors (% of Total Investments)
Equity Funds	92.1%
Fixed Income Funds	7.9%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%, and the expense cap for Class A shares was adjusted from 0.55% to 0.50% to coincide with this change.
On or about January 24, 2025 (the “Termination Date”), the Fund is expected to be dissolved pursuant to a Plan of Liquidation and Termination approved by its Board of Trustees, and shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Administrative Class
Shareholder Report [Line Items]
Fund Name	MassMutual RetireSMARTSM by JPMorgan 2060 Fund
Class Name	Administrative Class
Trading Symbol	MMWFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual RetireSMARTSM by JPMorgan 2060 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$34	0.30%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date 2060 Index:
• An overweight to U.S. Large Cap equity, coupled with an underweight to fixed income was the largest contributor to returns
• Of the Fund’s investments in other investment companies, the MM Equity Asset Fund was the largest positive contributor to returns
• Allocation to the MassMutual Blue Chip Growth Fund also added to Fund performance
Top detractors to the Fund’s performance relative to the S&P Target Date 2060 Index:
• Manager selection within international equity was the largest detractor from returns
• MassMutual Equity Opportunities Fund detracted from Fund performance
• MassMutual Strategic Emerging Markets Fund was a detractor from returns

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	Since Inception (11/23/2015)
Administrative Class - without sales charge	27.55	10.13	9.30
Russell 3000 Index[1]	35.19	15.26	13.60
S&P Target Date 2060 Index	28.90	11.18	10.10
[155]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 28,500,000
Holdings Count | $ / shares	22
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$28.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	22
Total Advisory Fees Paid During the Reporting Period	$0
Portfolio Turnover Rate	32%

Holdings [Text Block]

Sectors (% of Total Investments)
Equity Funds	92.1%
Fixed Income Funds	7.9%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%, and the expense cap for Class A shares was adjusted from 0.55% to 0.50% to coincide with this change.
On or about January 24, 2025 (the “Termination Date”), the Fund is expected to be dissolved pursuant to a Plan of Liquidation and Termination approved by its Board of Trustees, and shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class R4
Shareholder Report [Line Items]
Fund Name	MassMutual RetireSMARTSM by JPMorgan 2060 Fund
Class Name	Class R4
Trading Symbol	MMWCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual RetireSMARTSM by JPMorgan 2060 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$51	0.45%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date 2060 Index:
• An overweight to U.S. Large Cap equity, coupled with an underweight to fixed income was the largest contributor to returns
• Of the Fund’s investments in other investment companies, the MM Equity Asset Fund was the largest positive contributor to returns
• Allocation to the MassMutual Blue Chip Growth Fund also added to Fund performance
Top detractors to the Fund’s performance relative to the S&P Target Date 2060 Index:
• Manager selection within international equity was the largest detractor from returns
• MassMutual Equity Opportunities Fund detracted from Fund performance
• MassMutual Strategic Emerging Markets Fund was a detractor from returns

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	Since Inception (11/23/2015)
Class R4 - without sales charge	27.41	9.98	9.14
Russell 3000 Index[1]	35.19	15.26	13.60
S&P Target Date 2060 Index	28.90	11.18	10.10
[156]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 28,500,000
Holdings Count | $ / shares	22
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$28.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	22
Total Advisory Fees Paid During the Reporting Period	$0
Portfolio Turnover Rate	32%

Holdings [Text Block]

Sectors (% of Total Investments)
Equity Funds	92.1%
Fixed Income Funds	7.9%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%, and the expense cap for Class A shares was adjusted from 0.55% to 0.50% to coincide with this change.
On or about January 24, 2025 (the “Termination Date”), the Fund is expected to be dissolved pursuant to a Plan of Liquidation and Termination approved by its Board of Trustees, and shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class A
Shareholder Report [Line Items]
Fund Name	MassMutual RetireSMARTSM by JPMorgan 2060 Fund
Class Name	Class A
Trading Symbol	MMWDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual RetireSMARTSM by JPMorgan 2060 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$58	0.51%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date 2060 Index:
• An overweight to U.S. Large Cap equity, coupled with an underweight to fixed income was the largest contributor to returns
• Of the Fund’s investments in other investment companies, the MM Equity Asset Fund was the largest positive contributor to returns
• Allocation to the MassMutual Blue Chip Growth Fund also added to Fund performance
Top detractors to the Fund’s performance relative to the S&P Target Date 2060 Index:
• Manager selection within international equity was the largest detractor from returns
• MassMutual Equity Opportunities Fund detracted from Fund performance
• MassMutual Strategic Emerging Markets Fund was a detractor from returns

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	Since Inception (11/23/2015)
Class A - without sales charge	27.41	9.87	9.03
Class A - with maximum sales charge	20.40	8.63	8.33
Russell 3000 Index[1]	35.19	15.26	13.60
S&P Target Date 2060 Index	28.90	11.18	10.10
[157]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 28,500,000
Holdings Count | $ / shares	22
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$28.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	22
Total Advisory Fees Paid During the Reporting Period	$0
Portfolio Turnover Rate	32%

Holdings [Text Block]

Sectors (% of Total Investments)
Equity Funds	92.1%
Fixed Income Funds	7.9%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%, and the expense cap for Class A shares was adjusted from 0.55% to 0.50% to coincide with this change.
On or about January 24, 2025 (the “Termination Date”), the Fund is expected to be dissolved pursuant to a Plan of Liquidation and Termination approved by its Board of Trustees, and shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class R3
Shareholder Report [Line Items]
Fund Name	MassMutual RetireSMARTSM by JPMorgan 2060 Fund
Class Name	Class R3
Trading Symbol	MMWBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual RetireSMARTSM by JPMorgan 2060 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$79	0.70%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date 2060 Index:
• An overweight to U.S. Large Cap equity, coupled with an underweight to fixed income was the largest contributor to returns
• Of the Fund’s investments in other investment companies, the MM Equity Asset Fund was the largest positive contributor to returns
• Allocation to the MassMutual Blue Chip Growth Fund also added to Fund performance
Top detractors to the Fund’s performance relative to the S&P Target Date 2060 Index:
• Manager selection within international equity was the largest detractor from returns
• MassMutual Equity Opportunities Fund detracted from Fund performance
• MassMutual Strategic Emerging Markets Fund was a detractor from returns

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	Since Inception (11/23/2015)
Class R3 - without sales charge	27.04	9.70	8.87
Russell 3000 Index[1]	35.19	15.26	13.60
S&P Target Date 2060 Index	28.90	11.18	10.10
[158]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 28,500,000
Holdings Count | $ / shares	22
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$28.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	22
Total Advisory Fees Paid During the Reporting Period	$0
Portfolio Turnover Rate	32%

Holdings [Text Block]

Sectors (% of Total Investments)
Equity Funds	92.1%
Fixed Income Funds	7.9%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%, and the expense cap for Class A shares was adjusted from 0.55% to 0.50% to coincide with this change.
On or about January 24, 2025 (the “Termination Date”), the Fund is expected to be dissolved pursuant to a Plan of Liquidation and Termination approved by its Board of Trustees, and shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class I
Shareholder Report [Line Items]
Fund Name	MassMutual RetireSMARTSM by JPMorgan 2065 Fund
Class Name	Class I
Trading Symbol	MMZBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual RetireSMARTSM by JPMorgan 2065 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date 2065+ Index:
• An overweight to U.S. Large Cap Equity, coupled with an underweight to fixed income was the largest contributor to returns
• Of the Fund’s investments in other investment companies, the MM Equity Asset Fund was the largest positive contributor to returns
• Allocation to the MassMutual Blue Chip Growth Fund also added to Fund performance
Top detractors to the Fund’s performance relative to the S&P Target Date 2065+ Index:
• Manager selection within international equity was the largest detractor from returns
• MassMutual Equity Opportunities Fund detracted from Fund performance
• MassMutual Strategic Emerging Markets Fund was a detractor from returns

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	Since Inception (02/01/2023)
Class I - without sales charge	25.05	13.93
Russell 3000 Index[1]	35.19	23.53
S&P Target Date 2065+ Index	29.29	17.49
[159]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 1,300,000
Holdings Count | $ / shares	22
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$1.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	22
Total Advisory Fees Paid During the Reporting Period	$0
Portfolio Turnover Rate	44%

Holdings [Text Block]

Sectors (% of Total Investments)
Equity Funds	92.1%
Fixed Income Funds	7.9%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%, and the expense cap for Class A shares was adjusted from 0.55% to 0.50% to coincide with this change.
On or about January 24, 2025 (the “Termination Date”), the Fund is expected to be dissolved pursuant to a Plan of Liquidation and Termination approved by its Board of Trustees, and shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class R5
Shareholder Report [Line Items]
Fund Name	MassMutual RetireSMARTSM by JPMorgan 2065 Fund
Class Name	Class R5
Trading Symbol	MMZCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual RetireSMARTSM by JPMorgan 2065 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$11	0.10%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date 2065+ Index:
• An overweight to U.S. Large Cap Equity, coupled with an underweight to fixed income was the largest contributor to returns
• Of the Fund’s investments in other investment companies, the MM Equity Asset Fund was the largest positive contributor to returns
• Allocation to the MassMutual Blue Chip Growth Fund also added to Fund performance
Top detractors to the Fund’s performance relative to the S&P Target Date 2065+ Index:
• Manager selection within international equity was the largest detractor from returns
• MassMutual Equity Opportunities Fund detracted from Fund performance
• MassMutual Strategic Emerging Markets Fund was a detractor from returns

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	Since Inception (02/01/2023)
Class R5 - without sales charge	24.85	13.82
Russell 3000 Index[1]	35.19	23.53
S&P Target Date 2065+ Index	29.29	17.49
[160]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 1,300,000
Holdings Count | $ / shares	22
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$1.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	22
Total Advisory Fees Paid During the Reporting Period	$0
Portfolio Turnover Rate	44%

Holdings [Text Block]

Sectors (% of Total Investments)
Equity Funds	92.1%
Fixed Income Funds	7.9%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%, and the expense cap for Class A shares was adjusted from 0.55% to 0.50% to coincide with this change.
On or about January 24, 2025 (the “Termination Date”), the Fund is expected to be dissolved pursuant to a Plan of Liquidation and Termination approved by its Board of Trustees, and shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Service Class
Shareholder Report [Line Items]
Fund Name	MassMutual RetireSMARTSM by JPMorgan 2065 Fund
Class Name	Service Class
Trading Symbol	MMZDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual RetireSMARTSM by JPMorgan 2065 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$22	0.20%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date 2065+ Index:
• An overweight to U.S. Large Cap Equity, coupled with an underweight to fixed income was the largest contributor to returns
• Of the Fund’s investments in other investment companies, the MM Equity Asset Fund was the largest positive contributor to returns
• Allocation to the MassMutual Blue Chip Growth Fund also added to Fund performance
Top detractors to the Fund’s performance relative to the S&P Target Date 2065+ Index:
• Manager selection within international equity was the largest detractor from returns
• MassMutual Equity Opportunities Fund detracted from Fund performance
• MassMutual Strategic Emerging Markets Fund was a detractor from returns

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	Since Inception (02/01/2023)
Service Class - without sales charge	24.77	13.71
Russell 3000 Index[1]	35.19	23.53
S&P Target Date 2065+ Index	29.29	17.49
[161]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 1,300,000
Holdings Count | $ / shares	22
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$1.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	22
Total Advisory Fees Paid During the Reporting Period	$0
Portfolio Turnover Rate	44%

Holdings [Text Block]

Sectors (% of Total Investments)
Equity Funds	92.1%
Fixed Income Funds	7.9%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%, and the expense cap for Class A shares was adjusted from 0.55% to 0.50% to coincide with this change.
On or about January 24, 2025 (the “Termination Date”), the Fund is expected to be dissolved pursuant to a Plan of Liquidation and Termination approved by its Board of Trustees, and shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Administrative Class
Shareholder Report [Line Items]
Fund Name	MassMutual RetireSMARTSM by JPMorgan 2065 Fund
Class Name	Administrative Class
Trading Symbol	MMZEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual RetireSMARTSM by JPMorgan 2065 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$34	0.30%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date 2065+ Index:
• An overweight to U.S. Large Cap Equity, coupled with an underweight to fixed income was the largest contributor to returns
• Of the Fund’s investments in other investment companies, the MM Equity Asset Fund was the largest positive contributor to returns
• Allocation to the MassMutual Blue Chip Growth Fund also added to Fund performance
Top detractors to the Fund’s performance relative to the S&P Target Date 2065+ Index:
• Manager selection within international equity was the largest detractor from returns
• MassMutual Equity Opportunities Fund detracted from Fund performance
• MassMutual Strategic Emerging Markets Fund was a detractor from returns

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	Since Inception (02/01/2023)
Administrative Class - without sales charge	24.56	13.59
Russell 3000 Index[1]	35.19	23.53
S&P Target Date 2065+ Index	29.29	17.49
[162]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 1,300,000
Holdings Count | $ / shares	22
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$1.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	22
Total Advisory Fees Paid During the Reporting Period	$0
Portfolio Turnover Rate	44%

Holdings [Text Block]

Sectors (% of Total Investments)
Equity Funds	92.1%
Fixed Income Funds	7.9%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%, and the expense cap for Class A shares was adjusted from 0.55% to 0.50% to coincide with this change.
On or about January 24, 2025 (the “Termination Date”), the Fund is expected to be dissolved pursuant to a Plan of Liquidation and Termination approved by its Board of Trustees, and shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class R4
Shareholder Report [Line Items]
Fund Name	MassMutual RetireSMARTSM by JPMorgan 2065 Fund
Class Name	Class R4
Trading Symbol	MMZFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual RetireSMARTSM by JPMorgan 2065 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$50	0.45%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date 2065+ Index:
• An overweight to U.S. Large Cap Equity, coupled with an underweight to fixed income was the largest contributor to returns
• Of the Fund’s investments in other investment companies, the MM Equity Asset Fund was the largest positive contributor to returns
• Allocation to the MassMutual Blue Chip Growth Fund also added to Fund performance
Top detractors to the Fund’s performance relative to the S&P Target Date 2065+ Index:
• Manager selection within international equity was the largest detractor from returns
• MassMutual Equity Opportunities Fund detracted from Fund performance
• MassMutual Strategic Emerging Markets Fund was a detractor from returns

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	Since Inception (02/01/2023)
Class R4 - without sales charge	24.33	13.40
Russell 3000 Index[1]	35.19	23.53
S&P Target Date 2065+ Index	29.29	17.49
[163]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 1,300,000
Holdings Count | $ / shares	22
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$1.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	22
Total Advisory Fees Paid During the Reporting Period	$0
Portfolio Turnover Rate	44%

Holdings [Text Block]

Sectors (% of Total Investments)
Equity Funds	92.1%
Fixed Income Funds	7.9%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%, and the expense cap for Class A shares was adjusted from 0.55% to 0.50% to coincide with this change.
On or about January 24, 2025 (the “Termination Date”), the Fund is expected to be dissolved pursuant to a Plan of Liquidation and Termination approved by its Board of Trustees, and shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class A
Shareholder Report [Line Items]
Fund Name	MassMutual RetireSMARTSM by JPMorgan 2065 Fund
Class Name	Class A
Trading Symbol	MMZGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual RetireSMARTSM by JPMorgan 2065 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$58	0.52%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date 2065+ Index:
• An overweight to U.S. Large Cap Equity, coupled with an underweight to fixed income was the largest contributor to returns
• Of the Fund’s investments in other investment companies, the MM Equity Asset Fund was the largest positive contributor to returns
• Allocation to the MassMutual Blue Chip Growth Fund also added to Fund performance
Top detractors to the Fund’s performance relative to the S&P Target Date 2065+ Index:
• Manager selection within international equity was the largest detractor from returns
• MassMutual Equity Opportunities Fund detracted from Fund performance
• MassMutual Strategic Emerging Markets Fund was a detractor from returns

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	Since Inception (02/01/2023)
Class A - without sales charge	24.36	13.34
Class A - with maximum sales charge	17.52	9.55
Russell 3000 Index[1]	35.19	23.53
S&P Target Date 2065+ Index	29.29	17.49
[164]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 1,300,000
Holdings Count | $ / shares	22
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$1.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	22
Total Advisory Fees Paid During the Reporting Period	$0
Portfolio Turnover Rate	44%

Holdings [Text Block]

Sectors (% of Total Investments)
Equity Funds	92.1%
Fixed Income Funds	7.9%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%, and the expense cap for Class A shares was adjusted from 0.55% to 0.50% to coincide with this change.
On or about January 24, 2025 (the “Termination Date”), the Fund is expected to be dissolved pursuant to a Plan of Liquidation and Termination approved by its Board of Trustees, and shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class R3
Shareholder Report [Line Items]
Fund Name	MassMutual RetireSMARTSM by JPMorgan 2065 Fund
Class Name	Class R3
Trading Symbol	MMZHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual RetireSMARTSM by JPMorgan 2065 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$78	0.70%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date 2065+ Index:
• An overweight to U.S. Large Cap Equity, coupled with an underweight to fixed income was the largest contributor to returns
• Of the Fund’s investments in other investment companies, the MM Equity Asset Fund was the largest positive contributor to returns
• Allocation to the MassMutual Blue Chip Growth Fund also added to Fund performance
Top detractors to the Fund’s performance relative to the S&P Target Date 2065+ Index:
• Manager selection within international equity was the largest detractor from returns
• MassMutual Equity Opportunities Fund detracted from Fund performance
• MassMutual Strategic Emerging Markets Fund was a detractor from returns

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	Since Inception (02/01/2023)
Class R3 - without sales charge	24.13	13.15
Russell 3000 Index[1]	35.19	23.53
S&P Target Date 2065+ Index	29.29	17.49
[165]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 1,300,000
Holdings Count | $ / shares	22
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$1.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	22
Total Advisory Fees Paid During the Reporting Period	$0
Portfolio Turnover Rate	44%

Holdings [Text Block]

Sectors (% of Total Investments)
Equity Funds	92.1%
Fixed Income Funds	7.9%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%, and the expense cap for Class A shares was adjusted from 0.55% to 0.50% to coincide with this change.
On or about January 24, 2025 (the “Termination Date”), the Fund is expected to be dissolved pursuant to a Plan of Liquidation and Termination approved by its Board of Trustees, and shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class I
Shareholder Report [Line Items]
Fund Name	MassMutual Select T. Rowe Price Retirement Balanced Fund
Class Name	Class I
Trading Symbol	MMBVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Select T. Rowe Price Retirement Balanced Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$24	0.22%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.22%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date Retirement Income Index:
• Glide path effect, defined as the total level of equity vs fixed income; specifically, higher relative equity exposure during the period contributed to relative performance
• Diversified fixed income allocations, particularly emerging markets bonds and long U.S. treasuries
• An overweight allocation to U.S. large-cap value
Top detractors to the Fund’s performance relative to the S&P Target Date Retirement Income Index:
• Stock selection within the underlying U.S. large-cap growth allocation
• Emerging markets stock allocation

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	Since Inception (02/16/2018)
Class I - without sales charge	17.60	6.04	5.57
Bloomberg U.S. Aggregate Bond Index[1]	11.57	0.33	1.87
S&P Target Date Retirement Income Index	16.86	4.68	4.74
[166]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 223,800,000
Holdings Count | $ / shares	14
Advisory Fees Paid, Amount	$ 1,061,297
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$223.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	14
Total Advisory Fees Paid During the Reporting Period	$1,061,297
Portfolio Turnover Rate	54%

Holdings [Text Block]

Sectors (% of Total Investments)
Fixed Income Funds	58.7%
Equity Funds	41.3%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
In May 2024, the Fund transitioned its investments in the MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, MassMutual Select T. Rowe Price Emerging Markets Bond Fund, and MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund to the T. Rowe Price U.S. Treasury Long-Term Index Fund, T. Rowe Price Emerging Markets Bond Fund, and T. Rowe Price Limited Duration Inflation Focused Bond Fund, respectively. The Fund also discontinued its investments in the MM S&P 500® Index Fund, and instead increased its neutral allocation to the MassMutual Select T. Rowe Price Large Cap Blend Fund and began to utilize the T. Rowe Price U.S. Treasury Money Fund rather than the State Street Institutional U.S. Government Money Market Fund for purposes of helping to manage cash flows into and out of the Fund and invest new purchases in accordance with the Fund’s target allocations, as well as for any tactical allocations to money market securities.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class M5
Shareholder Report [Line Items]
Fund Name	MassMutual Select T. Rowe Price Retirement Balanced Fund
Class Name	Class M5
Trading Symbol	MMBWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Select T. Rowe Price Retirement Balanced Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M5	$40	0.37%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date Retirement Income Index:
• Glide path effect, defined as the total level of equity vs fixed income; specifically, higher relative equity exposure during the period contributed to relative performance
• Diversified fixed income allocations, particularly emerging markets bonds and long U.S. treasuries
• An overweight allocation to U.S. large-cap value
Top detractors to the Fund’s performance relative to the S&P Target Date Retirement Income Index:
• Stock selection within the underlying U.S. large-cap growth allocation
• Emerging markets stock allocation

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	Since Inception (02/16/2018)
Class M5 - without sales charge	17.39	5.88	5.42
Bloomberg U.S. Aggregate Bond Index[1]	11.57	0.33	1.87
S&P Target Date Retirement Income Index	16.86	4.68	4.74
[167]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 223,800,000
Holdings Count | $ / shares	14
Advisory Fees Paid, Amount	$ 1,061,297
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$223.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	14
Total Advisory Fees Paid During the Reporting Period	$1,061,297
Portfolio Turnover Rate	54%

Holdings [Text Block]

Sectors (% of Total Investments)
Fixed Income Funds	58.7%
Equity Funds	41.3%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
In May 2024, the Fund transitioned its investments in the MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, MassMutual Select T. Rowe Price Emerging Markets Bond Fund, and MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund to the T. Rowe Price U.S. Treasury Long-Term Index Fund, T. Rowe Price Emerging Markets Bond Fund, and T. Rowe Price Limited Duration Inflation Focused Bond Fund, respectively. The Fund also discontinued its investments in the MM S&P 500® Index Fund, and instead increased its neutral allocation to the MassMutual Select T. Rowe Price Large Cap Blend Fund and began to utilize the T. Rowe Price U.S. Treasury Money Fund rather than the State Street Institutional U.S. Government Money Market Fund for purposes of helping to manage cash flows into and out of the Fund and invest new purchases in accordance with the Fund’s target allocations, as well as for any tactical allocations to money market securities.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class M4
Shareholder Report [Line Items]
Fund Name	MassMutual Select T. Rowe Price Retirement Balanced Fund
Class Name	Class M4
Trading Symbol	MMBYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Select T. Rowe Price Retirement Balanced Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M4	$67	0.62%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date Retirement Income Index:
• Glide path effect, defined as the total level of equity vs fixed income; specifically, higher relative equity exposure during the period contributed to relative performance
• Diversified fixed income allocations, particularly emerging markets bonds and long U.S. treasuries
• An overweight allocation to U.S. large-cap value
Top detractors to the Fund’s performance relative to the S&P Target Date Retirement Income Index:
• Stock selection within the underlying U.S. large-cap growth allocation
• Emerging markets stock allocation

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	Since Inception (02/16/2018)
Class M4 - without sales charge	17.16	5.62	5.15
Bloomberg U.S. Aggregate Bond Index[1]	11.57	0.33	1.87
S&P Target Date Retirement Income Index	16.86	4.68	4.74
[168]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 223,800,000
Holdings Count | $ / shares	14
Advisory Fees Paid, Amount	$ 1,061,297
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$223.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	14
Total Advisory Fees Paid During the Reporting Period	$1,061,297
Portfolio Turnover Rate	54%

Holdings [Text Block]

Sectors (% of Total Investments)
Fixed Income Funds	58.7%
Equity Funds	41.3%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
In May 2024, the Fund transitioned its investments in the MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, MassMutual Select T. Rowe Price Emerging Markets Bond Fund, and MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund to the T. Rowe Price U.S. Treasury Long-Term Index Fund, T. Rowe Price Emerging Markets Bond Fund, and T. Rowe Price Limited Duration Inflation Focused Bond Fund, respectively. The Fund also discontinued its investments in the MM S&P 500® Index Fund, and instead increased its neutral allocation to the MassMutual Select T. Rowe Price Large Cap Blend Fund and began to utilize the T. Rowe Price U.S. Treasury Money Fund rather than the State Street Institutional U.S. Government Money Market Fund for purposes of helping to manage cash flows into and out of the Fund and invest new purchases in accordance with the Fund’s target allocations, as well as for any tactical allocations to money market securities.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class M3
Shareholder Report [Line Items]
Fund Name	MassMutual Select T. Rowe Price Retirement Balanced Fund
Class Name	Class M3
Trading Symbol	MMBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Select T. Rowe Price Retirement Balanced Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M3	$94	0.87%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date Retirement Income Index:
• Glide path effect, defined as the total level of equity vs fixed income; specifically, higher relative equity exposure during the period contributed to relative performance
• Diversified fixed income allocations, particularly emerging markets bonds and long U.S. treasuries
• An overweight allocation to U.S. large-cap value
Top detractors to the Fund’s performance relative to the S&P Target Date Retirement Income Index:
• Stock selection within the underlying U.S. large-cap growth allocation
• Emerging markets stock allocation

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	Since Inception (02/16/2018)
Class M3 - without sales charge	16.88	5.33	4.88
Bloomberg U.S. Aggregate Bond Index[1]	11.57	0.33	1.87
S&P Target Date Retirement Income Index	16.86	4.68	4.74
[169]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 223,800,000
Holdings Count | $ / shares	14
Advisory Fees Paid, Amount	$ 1,061,297
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$223.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	14
Total Advisory Fees Paid During the Reporting Period	$1,061,297
Portfolio Turnover Rate	54%

Holdings [Text Block]

Sectors (% of Total Investments)
Fixed Income Funds	58.7%
Equity Funds	41.3%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
In May 2024, the Fund transitioned its investments in the MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, MassMutual Select T. Rowe Price Emerging Markets Bond Fund, and MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund to the T. Rowe Price U.S. Treasury Long-Term Index Fund, T. Rowe Price Emerging Markets Bond Fund, and T. Rowe Price Limited Duration Inflation Focused Bond Fund, respectively. The Fund also discontinued its investments in the MM S&P 500® Index Fund, and instead increased its neutral allocation to the MassMutual Select T. Rowe Price Large Cap Blend Fund and began to utilize the T. Rowe Price U.S. Treasury Money Fund rather than the State Street Institutional U.S. Government Money Market Fund for purposes of helping to manage cash flows into and out of the Fund and invest new purchases in accordance with the Fund’s target allocations, as well as for any tactical allocations to money market securities.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class I
Shareholder Report [Line Items]
Fund Name	MassMutual Select T. Rowe Price Retirement 2005 Fund
Class Name	Class I
Trading Symbol	MMFBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Select T. Rowe Price Retirement 2005 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$25	0.23%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.23%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date Retirement Income Index:
• Glide path effect, defined as the total level of equity vs fixed income; specifically, higher relative equity exposure during the period contributed to relative performance
• Diversified fixed income allocations, particularly emerging markets bonds and long U.S. treasuries
• An overweight allocation to U.S. large-cap value
Top detractors to the Fund’s performance relative to the S&P Target Date Retirement Income Index:
• Stock selection within the underlying U.S. large-cap growth allocation
• Emerging markets stock allocation

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	Since Inception (02/16/2018)
Class I - without sales charge	18.15	5.89	5.53
Bloomberg U.S. Aggregate Bond Index[1]	11.57	0.33	1.87
S&P Target Date Retirement Income Index	16.86	4.68	4.74
[170]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 17,000,000.0
Holdings Count | $ / shares	14
Advisory Fees Paid, Amount	$ 90,361
Investment Company Portfolio Turnover	75.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$17.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	14
Total Advisory Fees Paid During the Reporting Period	$90,361
Portfolio Turnover Rate	75%

Holdings [Text Block]

Sectors (% of Total Investments)
Fixed Income Funds	57.0%
Equity Funds	43.0%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
In May 2024, the Fund transitioned its investments in the MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, MassMutual Select T. Rowe Price Emerging Markets Bond Fund, and MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund to the T. Rowe Price U.S. Treasury Long-Term Index Fund, T. Rowe Price Emerging Markets Bond Fund, and T. Rowe Price Limited Duration Inflation Focused Bond Fund, respectively. The Fund also discontinued its investments in the MM S&P 500® Index Fund, and instead increased its neutral allocation to the MassMutual Select T. Rowe Price Large Cap Blend Fund and began to utilize the T. Rowe Price U.S. Treasury Money Fund rather than the State Street Institutional U.S. Government Money Market Fund for purposes of helping to manage cash flows into and out of the Fund and invest new purchases in accordance with the Fund’s target allocations, as well as for any tactical allocations to money market securities.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class M5
Shareholder Report [Line Items]
Fund Name	MassMutual Select T. Rowe Price Retirement 2005 Fund
Class Name	Class M5
Trading Symbol	MMFDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Select T. Rowe Price Retirement 2005 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M5	$41	0.38%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date Retirement Income Index:
• Glide path effect, defined as the total level of equity vs fixed income; specifically, higher relative equity exposure during the period contributed to relative performance
• Diversified fixed income allocations, particularly emerging markets bonds and long U.S. treasuries
• An overweight allocation to U.S. large-cap value
Top detractors to the Fund’s performance relative to the S&P Target Date Retirement Income Index:
• Stock selection within the underlying U.S. large-cap growth allocation
• Emerging markets stock allocation

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	Since Inception (02/16/2018)
Class M5 - without sales charge	17.98	5.73	5.37
Bloomberg U.S. Aggregate Bond Index[1]	11.57	0.33	1.87
S&P Target Date Retirement Income Index	16.86	4.68	4.74
[171]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 17,000,000.0
Holdings Count | $ / shares	14
Advisory Fees Paid, Amount	$ 90,361
Investment Company Portfolio Turnover	75.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$17.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	14
Total Advisory Fees Paid During the Reporting Period	$90,361
Portfolio Turnover Rate	75%

Holdings [Text Block]

Sectors (% of Total Investments)
Fixed Income Funds	57.0%
Equity Funds	43.0%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
In May 2024, the Fund transitioned its investments in the MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, MassMutual Select T. Rowe Price Emerging Markets Bond Fund, and MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund to the T. Rowe Price U.S. Treasury Long-Term Index Fund, T. Rowe Price Emerging Markets Bond Fund, and T. Rowe Price Limited Duration Inflation Focused Bond Fund, respectively. The Fund also discontinued its investments in the MM S&P 500® Index Fund, and instead increased its neutral allocation to the MassMutual Select T. Rowe Price Large Cap Blend Fund and began to utilize the T. Rowe Price U.S. Treasury Money Fund rather than the State Street Institutional U.S. Government Money Market Fund for purposes of helping to manage cash flows into and out of the Fund and invest new purchases in accordance with the Fund’s target allocations, as well as for any tactical allocations to money market securities.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class M4
Shareholder Report [Line Items]
Fund Name	MassMutual Select T. Rowe Price Retirement 2005 Fund
Class Name	Class M4
Trading Symbol	MMFEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Select T. Rowe Price Retirement 2005 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M4	$69	0.63%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date Retirement Income Index:
• Glide path effect, defined as the total level of equity vs fixed income; specifically, higher relative equity exposure during the period contributed to relative performance
• Diversified fixed income allocations, particularly emerging markets bonds and long U.S. treasuries
• An overweight allocation to U.S. large-cap value
Top detractors to the Fund’s performance relative to the S&P Target Date Retirement Income Index:
• Stock selection within the underlying U.S. large-cap growth allocation
• Emerging markets stock allocation

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	Since Inception (02/16/2018)
Class M4 - without sales charge	17.61	5.45	5.10
Bloomberg U.S. Aggregate Bond Index[1]	11.57	0.33	1.87
S&P Target Date Retirement Income Index	16.86	4.68	4.74
[172]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 17,000,000.0
Holdings Count | $ / shares	14
Advisory Fees Paid, Amount	$ 90,361
Investment Company Portfolio Turnover	75.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$17.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	14
Total Advisory Fees Paid During the Reporting Period	$90,361
Portfolio Turnover Rate	75%

Holdings [Text Block]

Sectors (% of Total Investments)
Fixed Income Funds	57.0%
Equity Funds	43.0%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
In May 2024, the Fund transitioned its investments in the MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, MassMutual Select T. Rowe Price Emerging Markets Bond Fund, and MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund to the T. Rowe Price U.S. Treasury Long-Term Index Fund, T. Rowe Price Emerging Markets Bond Fund, and T. Rowe Price Limited Duration Inflation Focused Bond Fund, respectively. The Fund also discontinued its investments in the MM S&P 500® Index Fund, and instead increased its neutral allocation to the MassMutual Select T. Rowe Price Large Cap Blend Fund and began to utilize the T. Rowe Price U.S. Treasury Money Fund rather than the State Street Institutional U.S. Government Money Market Fund for purposes of helping to manage cash flows into and out of the Fund and invest new purchases in accordance with the Fund’s target allocations, as well as for any tactical allocations to money market securities.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class M3
Shareholder Report [Line Items]
Fund Name	MassMutual Select T. Rowe Price Retirement 2005 Fund
Class Name	Class M3
Trading Symbol	MMFGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Select T. Rowe Price Retirement 2005 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M3	$96	0.88%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date Retirement Income Index:
• Glide path effect, defined as the total level of equity vs fixed income; specifically, higher relative equity exposure during the period contributed to relative performance
• Diversified fixed income allocations, particularly emerging markets bonds and long U.S. treasuries
• An overweight allocation to U.S. large-cap value
Top detractors to the Fund’s performance relative to the S&P Target Date Retirement Income Index:
• Stock selection within the underlying U.S. large-cap growth allocation
• Emerging markets stock allocation

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	Since Inception (02/16/2018)
Class M3 - without sales charge	17.45	5.21	4.85
Bloomberg U.S. Aggregate Bond Index[1]	11.57	0.33	1.87
S&P Target Date Retirement Income Index	16.86	4.68	4.74
[173]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 17,000,000.0
Holdings Count | $ / shares	14
Advisory Fees Paid, Amount	$ 90,361
Investment Company Portfolio Turnover	75.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$17.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	14
Total Advisory Fees Paid During the Reporting Period	$90,361
Portfolio Turnover Rate	75%

Holdings [Text Block]

Sectors (% of Total Investments)
Fixed Income Funds	57.0%
Equity Funds	43.0%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
In May 2024, the Fund transitioned its investments in the MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, MassMutual Select T. Rowe Price Emerging Markets Bond Fund, and MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund to the T. Rowe Price U.S. Treasury Long-Term Index Fund, T. Rowe Price Emerging Markets Bond Fund, and T. Rowe Price Limited Duration Inflation Focused Bond Fund, respectively. The Fund also discontinued its investments in the MM S&P 500® Index Fund, and instead increased its neutral allocation to the MassMutual Select T. Rowe Price Large Cap Blend Fund and began to utilize the T. Rowe Price U.S. Treasury Money Fund rather than the State Street Institutional U.S. Government Money Market Fund for purposes of helping to manage cash flows into and out of the Fund and invest new purchases in accordance with the Fund’s target allocations, as well as for any tactical allocations to money market securities.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class I
Shareholder Report [Line Items]
Fund Name	MassMutual Select T. Rowe Price Retirement 2010 Fund
Class Name	Class I
Trading Symbol	MMXBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Select T. Rowe Price Retirement 2010 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$25	0.23%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.23%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date 2010 Index:
• Glide path effect, defined as the total level of equity vs fixed income; specifically, higher relative equity exposure during the period contributed to relative performance
• Diversified fixed income allocations, particularly emerging markets bonds and long U.S. treasuries
• An overweight allocation to U.S. large-cap value
Top detractors to the Fund’s performance relative to the S&P Target Date 2010 Index:
• Stock selection within the underlying U.S. large-cap growth allocation
• Emerging markets stock allocation

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	Since Inception (02/16/2018)
Class I - without sales charge	18.91	6.32	5.85
Bloomberg U.S. Aggregate Bond Index[1]	11.57	0.33	1.87
S&P Target Date 2010 Index	17.12	5.31	5.21
[174]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 89,000,000.0
Holdings Count | $ / shares	14
Advisory Fees Paid, Amount	$ 455,522
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$89.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	14
Total Advisory Fees Paid During the Reporting Period	$455,522
Portfolio Turnover Rate	51%

Holdings [Text Block]

Sectors (% of Total Investments)
Fixed Income Funds	53.2%
Equity Funds	46.8%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
In May 2024, the Fund transitioned its investments in the MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, MassMutual Select T. Rowe Price Emerging Markets Bond Fund, and MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund to the T. Rowe Price U.S. Treasury Long-Term Index Fund, T. Rowe Price Emerging Markets Bond Fund, and T. Rowe Price Limited Duration Inflation Focused Bond Fund, respectively. The Fund also discontinued its investments in the MM S&P 500® Index Fund, and instead increased its neutral allocation to the MassMutual Select T. Rowe Price Large Cap Blend Fund and began to utilize the T. Rowe Price U.S. Treasury Money Fund rather than the State Street Institutional U.S. Government Money Market Fund for purposes of helping to manage cash flows into and out of the Fund and invest new purchases in accordance with the Fund’s target allocations, as well as for any tactical allocations to money market securities.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class M5
Shareholder Report [Line Items]
Fund Name	MassMutual Select T. Rowe Price Retirement 2010 Fund
Class Name	Class M5
Trading Symbol	MMXCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Select T. Rowe Price Retirement 2010 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M5	$42	0.38%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date 2010 Index:
• Glide path effect, defined as the total level of equity vs fixed income; specifically, higher relative equity exposure during the period contributed to relative performance
• Diversified fixed income allocations, particularly emerging markets bonds and long U.S. treasuries
• An overweight allocation to U.S. large-cap value
Top detractors to the Fund’s performance relative to the S&P Target Date 2010 Index:
• Stock selection within the underlying U.S. large-cap growth allocation
• Emerging markets stock allocation

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	Since Inception (02/16/2018)
Class M5 - without sales charge	18.73	6.16	5.70
Bloomberg U.S. Aggregate Bond Index[1]	11.57	0.33	1.87
S&P Target Date 2010 Index	17.12	5.31	5.21
[175]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 89,000,000.0
Holdings Count | $ / shares	14
Advisory Fees Paid, Amount	$ 455,522
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$89.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	14
Total Advisory Fees Paid During the Reporting Period	$455,522
Portfolio Turnover Rate	51%

Holdings [Text Block]

Sectors (% of Total Investments)
Fixed Income Funds	53.2%
Equity Funds	46.8%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
In May 2024, the Fund transitioned its investments in the MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, MassMutual Select T. Rowe Price Emerging Markets Bond Fund, and MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund to the T. Rowe Price U.S. Treasury Long-Term Index Fund, T. Rowe Price Emerging Markets Bond Fund, and T. Rowe Price Limited Duration Inflation Focused Bond Fund, respectively. The Fund also discontinued its investments in the MM S&P 500® Index Fund, and instead increased its neutral allocation to the MassMutual Select T. Rowe Price Large Cap Blend Fund and began to utilize the T. Rowe Price U.S. Treasury Money Fund rather than the State Street Institutional U.S. Government Money Market Fund for purposes of helping to manage cash flows into and out of the Fund and invest new purchases in accordance with the Fund’s target allocations, as well as for any tactical allocations to money market securities.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class M4
Shareholder Report [Line Items]
Fund Name	MassMutual Select T. Rowe Price Retirement 2010 Fund
Class Name	Class M4
Trading Symbol	MMXDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Select T. Rowe Price Retirement 2010 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M4	$69	0.63%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date 2010 Index:
• Glide path effect, defined as the total level of equity vs fixed income; specifically, higher relative equity exposure during the period contributed to relative performance
• Diversified fixed income allocations, particularly emerging markets bonds and long U.S. treasuries
• An overweight allocation to U.S. large-cap value
Top detractors to the Fund’s performance relative to the S&P Target Date 2010 Index:
• Stock selection within the underlying U.S. large-cap growth allocation
• Emerging markets stock allocation

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	Since Inception (02/16/2018)
Class M4 - without sales charge	18.33	5.89	5.43
Bloomberg U.S. Aggregate Bond Index[1]	11.57	0.33	1.87
S&P Target Date 2010 Index	17.12	5.31	5.21
[176]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 89,000,000.0
Holdings Count | $ / shares	14
Advisory Fees Paid, Amount	$ 455,522
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$89.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	14
Total Advisory Fees Paid During the Reporting Period	$455,522
Portfolio Turnover Rate	51%

Holdings [Text Block]

Sectors (% of Total Investments)
Fixed Income Funds	53.2%
Equity Funds	46.8%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
In May 2024, the Fund transitioned its investments in the MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, MassMutual Select T. Rowe Price Emerging Markets Bond Fund, and MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund to the T. Rowe Price U.S. Treasury Long-Term Index Fund, T. Rowe Price Emerging Markets Bond Fund, and T. Rowe Price Limited Duration Inflation Focused Bond Fund, respectively. The Fund also discontinued its investments in the MM S&P 500® Index Fund, and instead increased its neutral allocation to the MassMutual Select T. Rowe Price Large Cap Blend Fund and began to utilize the T. Rowe Price U.S. Treasury Money Fund rather than the State Street Institutional U.S. Government Money Market Fund for purposes of helping to manage cash flows into and out of the Fund and invest new purchases in accordance with the Fund’s target allocations, as well as for any tactical allocations to money market securities.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class M3
Shareholder Report [Line Items]
Fund Name	MassMutual Select T. Rowe Price Retirement 2010 Fund
Class Name	Class M3
Trading Symbol	MMXEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Select T. Rowe Price Retirement 2010 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M3	$96	0.88%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date 2010 Index:
• Glide path effect, defined as the total level of equity vs fixed income; specifically, higher relative equity exposure during the period contributed to relative performance
• Diversified fixed income allocations, particularly emerging markets bonds and long U.S. treasuries
• An overweight allocation to U.S. large-cap value
Top detractors to the Fund’s performance relative to the S&P Target Date 2010 Index:
• Stock selection within the underlying U.S. large-cap growth allocation
• Emerging markets stock allocation

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	Since Inception (02/16/2018)
Class M3 - without sales charge	18.10	5.63	5.17
Bloomberg U.S. Aggregate Bond Index[1]	11.57	0.33	1.87
S&P Target Date 2010 Index	17.12	5.31	5.21
[177]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 89,000,000.0
Holdings Count | $ / shares	14
Advisory Fees Paid, Amount	$ 455,522
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$89.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	14
Total Advisory Fees Paid During the Reporting Period	$455,522
Portfolio Turnover Rate	51%

Holdings [Text Block]

Sectors (% of Total Investments)
Fixed Income Funds	53.2%
Equity Funds	46.8%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
In May 2024, the Fund transitioned its investments in the MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, MassMutual Select T. Rowe Price Emerging Markets Bond Fund, and MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund to the T. Rowe Price U.S. Treasury Long-Term Index Fund, T. Rowe Price Emerging Markets Bond Fund, and T. Rowe Price Limited Duration Inflation Focused Bond Fund, respectively. The Fund also discontinued its investments in the MM S&P 500® Index Fund, and instead increased its neutral allocation to the MassMutual Select T. Rowe Price Large Cap Blend Fund and began to utilize the T. Rowe Price U.S. Treasury Money Fund rather than the State Street Institutional U.S. Government Money Market Fund for purposes of helping to manage cash flows into and out of the Fund and invest new purchases in accordance with the Fund’s target allocations, as well as for any tactical allocations to money market securities.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class I
Shareholder Report [Line Items]
Fund Name	MassMutual Select T. Rowe Price Retirement 2015 Fund
Class Name	Class I
Trading Symbol	MMFHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Select T. Rowe Price Retirement 2015 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$27	0.25%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date 2015 Index:
• Glide path effect, defined as the total level of equity vs fixed income; specifically, higher relative equity exposure during the period contributed to relative performance
• Diversified fixed income allocations, particularly emerging markets bonds and long U.S. treasuries
• An overweight allocation to U.S. large-cap value
Top detractors to the Fund’s performance relative to the S&P Target Date 2015 Index:
• Stock selection within the underlying U.S. large-cap growth allocation
• Emerging markets stock allocation

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	Since Inception (02/16/2018)
Class I - without sales charge	19.48	6.78	6.16
Bloomberg U.S. Aggregate Bond Index[1]	11.57	0.33	1.87
S&P Target Date 2015 Index	17.79	5.75	5.54
[178]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 99,600,000
Holdings Count | $ / shares	14
Advisory Fees Paid, Amount	$ 522,065
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$99.6
Total Number of Portfolio Holdings (includes derivative positions, if any)	14
Total Advisory Fees Paid During the Reporting Period	$522,065
Portfolio Turnover Rate	52%

Holdings [Text Block]

Sectors (% of Total Investments)
Fixed Income Funds	50.3%
Equity Funds	49.7%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
In May 2024, the Fund transitioned its investments in the MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, MassMutual Select T. Rowe Price Emerging Markets Bond Fund, and MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund to the T. Rowe Price U.S. Treasury Long-Term Index Fund, T. Rowe Price Emerging Markets Bond Fund, and T. Rowe Price Limited Duration Inflation Focused Bond Fund, respectively. The Fund also discontinued its investments in the MM S&P 500® Index Fund, and instead increased its neutral allocation to the MassMutual Select T. Rowe Price Large Cap Blend Fund and began to utilize the T. Rowe Price U.S. Treasury Money Fund rather than the State Street Institutional U.S. Government Money Market Fund for purposes of helping to manage cash flows into and out of the Fund and invest new purchases in accordance with the Fund’s target allocations, as well as for any tactical allocations to money market securities.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class M5
Shareholder Report [Line Items]
Fund Name	MassMutual Select T. Rowe Price Retirement 2015 Fund
Class Name	Class M5
Trading Symbol	MMFJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Select T. Rowe Price Retirement 2015 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M5	$44	0.40%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date 2015 Index:
• Glide path effect, defined as the total level of equity vs fixed income; specifically, higher relative equity exposure during the period contributed to relative performance
• Diversified fixed income allocations, particularly emerging markets bonds and long U.S. treasuries
• An overweight allocation to U.S. large-cap value
Top detractors to the Fund’s performance relative to the S&P Target Date 2015 Index:
• Stock selection within the underlying U.S. large-cap growth allocation
• Emerging markets stock allocation

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	Since Inception (02/16/2018)
Class M5 - without sales charge	19.35	6.61	6.00
Bloomberg U.S. Aggregate Bond Index[1]	11.57	0.33	1.87
S&P Target Date 2015 Index	17.79	5.75	5.54
[179]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 99,600,000
Holdings Count | $ / shares	14
Advisory Fees Paid, Amount	$ 522,065
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$99.6
Total Number of Portfolio Holdings (includes derivative positions, if any)	14
Total Advisory Fees Paid During the Reporting Period	$522,065
Portfolio Turnover Rate	52%

Holdings [Text Block]

Sectors (% of Total Investments)
Fixed Income Funds	50.3%
Equity Funds	49.7%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
In May 2024, the Fund transitioned its investments in the MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, MassMutual Select T. Rowe Price Emerging Markets Bond Fund, and MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund to the T. Rowe Price U.S. Treasury Long-Term Index Fund, T. Rowe Price Emerging Markets Bond Fund, and T. Rowe Price Limited Duration Inflation Focused Bond Fund, respectively. The Fund also discontinued its investments in the MM S&P 500® Index Fund, and instead increased its neutral allocation to the MassMutual Select T. Rowe Price Large Cap Blend Fund and began to utilize the T. Rowe Price U.S. Treasury Money Fund rather than the State Street Institutional U.S. Government Money Market Fund for purposes of helping to manage cash flows into and out of the Fund and invest new purchases in accordance with the Fund’s target allocations, as well as for any tactical allocations to money market securities.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class M4
Shareholder Report [Line Items]
Fund Name	MassMutual Select T. Rowe Price Retirement 2015 Fund
Class Name	Class M4
Trading Symbol	MMFKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Select T. Rowe Price Retirement 2015 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M4	$71	0.65%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date 2015 Index:
• Glide path effect, defined as the total level of equity vs fixed income; specifically, higher relative equity exposure during the period contributed to relative performance
• Diversified fixed income allocations, particularly emerging markets bonds and long U.S. treasuries
• An overweight allocation to U.S. large-cap value
Top detractors to the Fund’s performance relative to the S&P Target Date 2015 Index:
• Stock selection within the underlying U.S. large-cap growth allocation
• Emerging markets stock allocation

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	Since Inception (02/16/2018)
Class M4 - without sales charge	18.94	6.34	5.73
Bloomberg U.S. Aggregate Bond Index[1]	11.57	0.33	1.87
S&P Target Date 2015 Index	17.79	5.75	5.54
[180]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 99,600,000
Holdings Count | $ / shares	14
Advisory Fees Paid, Amount	$ 522,065
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$99.6
Total Number of Portfolio Holdings (includes derivative positions, if any)	14
Total Advisory Fees Paid During the Reporting Period	$522,065
Portfolio Turnover Rate	52%

Holdings [Text Block]

Sectors (% of Total Investments)
Fixed Income Funds	50.3%
Equity Funds	49.7%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
In May 2024, the Fund transitioned its investments in the MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, MassMutual Select T. Rowe Price Emerging Markets Bond Fund, and MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund to the T. Rowe Price U.S. Treasury Long-Term Index Fund, T. Rowe Price Emerging Markets Bond Fund, and T. Rowe Price Limited Duration Inflation Focused Bond Fund, respectively. The Fund also discontinued its investments in the MM S&P 500® Index Fund, and instead increased its neutral allocation to the MassMutual Select T. Rowe Price Large Cap Blend Fund and began to utilize the T. Rowe Price U.S. Treasury Money Fund rather than the State Street Institutional U.S. Government Money Market Fund for purposes of helping to manage cash flows into and out of the Fund and invest new purchases in accordance with the Fund’s target allocations, as well as for any tactical allocations to money market securities.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class M3
Shareholder Report [Line Items]
Fund Name	MassMutual Select T. Rowe Price Retirement 2015 Fund
Class Name	Class M3
Trading Symbol	MMFLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Select T. Rowe Price Retirement 2015 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M3	$98	0.90%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date 2015 Index:
• Glide path effect, defined as the total level of equity vs fixed income; specifically, higher relative equity exposure during the period contributed to relative performance
• Diversified fixed income allocations, particularly emerging markets bonds and long U.S. treasuries
• An overweight allocation to U.S. large-cap value
Top detractors to the Fund’s performance relative to the S&P Target Date 2015 Index:
• Stock selection within the underlying U.S. large-cap growth allocation
• Emerging markets stock allocation

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	Since Inception (02/16/2018)
Class M3 - without sales charge	18.75	6.08	5.47
Bloomberg U.S. Aggregate Bond Index[1]	11.57	0.33	1.87
S&P Target Date 2015 Index	17.79	5.75	5.54
[181]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 99,600,000
Holdings Count | $ / shares	14
Advisory Fees Paid, Amount	$ 522,065
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$99.6
Total Number of Portfolio Holdings (includes derivative positions, if any)	14
Total Advisory Fees Paid During the Reporting Period	$522,065
Portfolio Turnover Rate	52%

Holdings [Text Block]

Sectors (% of Total Investments)
Fixed Income Funds	50.3%
Equity Funds	49.7%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
In May 2024, the Fund transitioned its investments in the MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, MassMutual Select T. Rowe Price Emerging Markets Bond Fund, and MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund to the T. Rowe Price U.S. Treasury Long-Term Index Fund, T. Rowe Price Emerging Markets Bond Fund, and T. Rowe Price Limited Duration Inflation Focused Bond Fund, respectively. The Fund also discontinued its investments in the MM S&P 500® Index Fund, and instead increased its neutral allocation to the MassMutual Select T. Rowe Price Large Cap Blend Fund and began to utilize the T. Rowe Price U.S. Treasury Money Fund rather than the State Street Institutional U.S. Government Money Market Fund for purposes of helping to manage cash flows into and out of the Fund and invest new purchases in accordance with the Fund’s target allocations, as well as for any tactical allocations to money market securities.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class I
Shareholder Report [Line Items]
Fund Name	MassMutual Select T. Rowe Price Retirement 2020 Fund
Class Name	Class I
Trading Symbol	MMTWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Select T. Rowe Price Retirement 2020 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$30	0.27%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.27%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date 2020 Index:
• Glide path effect, defined as the total level of equity vs fixed income; specifically, higher relative equity exposure during the period contributed to relative performance
• Diversified fixed income allocations, particularly emerging markets bonds and long U.S. treasuries
• An overweight allocation to U.S. large-cap value
Top detractors to the Fund’s performance relative to the S&P Target Date 2020 Index:
• Stock selection within the underlying U.S. large-cap growth allocation
• Emerging markets stock allocation

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	Since Inception (02/16/2018)
Class I - without sales charge	20.11	7.27	6.49
Russell 3000 Index[1]	35.19	15.26	13.36
S&P Target Date 2020 Index	19.05	6.16	5.83
[182]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 362,600,000
Holdings Count | $ / shares	14
Advisory Fees Paid, Amount	$ 2,390,261
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$362.6
Total Number of Portfolio Holdings (includes derivative positions, if any)	14
Total Advisory Fees Paid During the Reporting Period	$2,390,261
Portfolio Turnover Rate	47%

Holdings [Text Block]

Sectors (% of Total Investments)
Equity Funds	52.8%
Fixed Income Funds	47.2%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
In May 2024, the Fund transitioned its investments in the MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, MassMutual Select T. Rowe Price Emerging Markets Bond Fund, and MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund to the T. Rowe Price U.S. Treasury Long-Term Index Fund, T. Rowe Price Emerging Markets Bond Fund, and T. Rowe Price Limited Duration Inflation Focused Bond Fund, respectively. The Fund also discontinued its investments in the MM S&P 500® Index Fund, and instead increased its neutral allocation to the MassMutual Select T. Rowe Price Large Cap Blend Fund and began to utilize the T. Rowe Price U.S. Treasury Money Fund rather than the State Street Institutional U.S. Government Money Market Fund for purposes of helping to manage cash flows into and out of the Fund and invest new purchases in accordance with the Fund’s target allocations, as well as for any tactical allocations to money market securities.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class M5
Shareholder Report [Line Items]
Fund Name	MassMutual Select T. Rowe Price Retirement 2020 Fund
Class Name	Class M5
Trading Symbol	MMTTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Select T. Rowe Price Retirement 2020 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M5	$47	0.43%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.43%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date 2020 Index:
• Glide path effect, defined as the total level of equity vs fixed income; specifically, higher relative equity exposure during the period contributed to relative performance
• Diversified fixed income allocations, particularly emerging markets bonds and long U.S. treasuries
• An overweight allocation to U.S. large-cap value
Top detractors to the Fund’s performance relative to the S&P Target Date 2020 Index:
• Stock selection within the underlying U.S. large-cap growth allocation
• Emerging markets stock allocation

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	Since Inception (02/16/2018)
Class M5 - without sales charge	19.87	7.10	6.33
Russell 3000 Index[1]	35.19	15.26	13.36
S&P Target Date 2020 Index	19.05	6.16	5.83
[183]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 362,600,000
Holdings Count | $ / shares	14
Advisory Fees Paid, Amount	$ 2,390,261
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$362.6
Total Number of Portfolio Holdings (includes derivative positions, if any)	14
Total Advisory Fees Paid During the Reporting Period	$2,390,261
Portfolio Turnover Rate	47%

Holdings [Text Block]

Sectors (% of Total Investments)
Equity Funds	52.8%
Fixed Income Funds	47.2%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
In May 2024, the Fund transitioned its investments in the MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, MassMutual Select T. Rowe Price Emerging Markets Bond Fund, and MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund to the T. Rowe Price U.S. Treasury Long-Term Index Fund, T. Rowe Price Emerging Markets Bond Fund, and T. Rowe Price Limited Duration Inflation Focused Bond Fund, respectively. The Fund also discontinued its investments in the MM S&P 500® Index Fund, and instead increased its neutral allocation to the MassMutual Select T. Rowe Price Large Cap Blend Fund and began to utilize the T. Rowe Price U.S. Treasury Money Fund rather than the State Street Institutional U.S. Government Money Market Fund for purposes of helping to manage cash flows into and out of the Fund and invest new purchases in accordance with the Fund’s target allocations, as well as for any tactical allocations to money market securities.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class M4
Shareholder Report [Line Items]
Fund Name	MassMutual Select T. Rowe Price Retirement 2020 Fund
Class Name	Class M4
Trading Symbol	MMTUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Select T. Rowe Price Retirement 2020 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M4	$75	0.68%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date 2020 Index:
• Glide path effect, defined as the total level of equity vs fixed income; specifically, higher relative equity exposure during the period contributed to relative performance
• Diversified fixed income allocations, particularly emerging markets bonds and long U.S. treasuries
• An overweight allocation to U.S. large-cap value
Top detractors to the Fund’s performance relative to the S&P Target Date 2020 Index:
• Stock selection within the underlying U.S. large-cap growth allocation
• Emerging markets stock allocation

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	Since Inception (02/16/2018)
Class M4 - without sales charge	19.68	6.83	6.06
Russell 3000 Index[1]	35.19	15.26	13.36
S&P Target Date 2020 Index	19.05	6.16	5.83
[184]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 362,600,000
Holdings Count | $ / shares	14
Advisory Fees Paid, Amount	$ 2,390,261
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$362.6
Total Number of Portfolio Holdings (includes derivative positions, if any)	14
Total Advisory Fees Paid During the Reporting Period	$2,390,261
Portfolio Turnover Rate	47%

Holdings [Text Block]

Sectors (% of Total Investments)
Equity Funds	52.8%
Fixed Income Funds	47.2%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
In May 2024, the Fund transitioned its investments in the MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, MassMutual Select T. Rowe Price Emerging Markets Bond Fund, and MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund to the T. Rowe Price U.S. Treasury Long-Term Index Fund, T. Rowe Price Emerging Markets Bond Fund, and T. Rowe Price Limited Duration Inflation Focused Bond Fund, respectively. The Fund also discontinued its investments in the MM S&P 500® Index Fund, and instead increased its neutral allocation to the MassMutual Select T. Rowe Price Large Cap Blend Fund and began to utilize the T. Rowe Price U.S. Treasury Money Fund rather than the State Street Institutional U.S. Government Money Market Fund for purposes of helping to manage cash flows into and out of the Fund and invest new purchases in accordance with the Fund’s target allocations, as well as for any tactical allocations to money market securities.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class M3
Shareholder Report [Line Items]
Fund Name	MassMutual Select T. Rowe Price Retirement 2020 Fund
Class Name	Class M3
Trading Symbol	MMTVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Select T. Rowe Price Retirement 2020 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M3	$102	0.93%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date 2020 Index:
• Glide path effect, defined as the total level of equity vs fixed income; specifically, higher relative equity exposure during the period contributed to relative performance
• Diversified fixed income allocations, particularly emerging markets bonds and long U.S. treasuries
• An overweight allocation to U.S. large-cap value
Top detractors to the Fund’s performance relative to the S&P Target Date 2020 Index:
• Stock selection within the underlying U.S. large-cap growth allocation
• Emerging markets stock allocation

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	Since Inception (02/16/2018)
Class M3 - without sales charge	19.32	6.56	5.79
Russell 3000 Index[1]	35.19	15.26	13.36
S&P Target Date 2020 Index	19.05	6.16	5.83
[185]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 362,600,000
Holdings Count | $ / shares	14
Advisory Fees Paid, Amount	$ 2,390,261
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$362.6
Total Number of Portfolio Holdings (includes derivative positions, if any)	14
Total Advisory Fees Paid During the Reporting Period	$2,390,261
Portfolio Turnover Rate	47%

Holdings [Text Block]

Sectors (% of Total Investments)
Equity Funds	52.8%
Fixed Income Funds	47.2%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
In May 2024, the Fund transitioned its investments in the MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, MassMutual Select T. Rowe Price Emerging Markets Bond Fund, and MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund to the T. Rowe Price U.S. Treasury Long-Term Index Fund, T. Rowe Price Emerging Markets Bond Fund, and T. Rowe Price Limited Duration Inflation Focused Bond Fund, respectively. The Fund also discontinued its investments in the MM S&P 500® Index Fund, and instead increased its neutral allocation to the MassMutual Select T. Rowe Price Large Cap Blend Fund and began to utilize the T. Rowe Price U.S. Treasury Money Fund rather than the State Street Institutional U.S. Government Money Market Fund for purposes of helping to manage cash flows into and out of the Fund and invest new purchases in accordance with the Fund’s target allocations, as well as for any tactical allocations to money market securities.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class I
Shareholder Report [Line Items]
Fund Name	MassMutual Select T. Rowe Price Retirement 2025 Fund
Class Name	Class I
Trading Symbol	MMTFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Select T. Rowe Price Retirement 2025 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$33	0.30%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date 2025 Index:
• Glide path effect, defined as the total level of equity vs fixed income; specifically, higher relative equity exposure during the period contributed to relative performance
• Diversified fixed income allocations, particularly emerging markets bonds and long U.S. treasuries
• An overweight allocation to U.S. large-cap value
Top detractors to the Fund’s performance relative to the S&P Target Date 2025 Index:
• Stock selection within the underlying U.S. large-cap growth allocation
• Emerging markets stock allocation

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	Since Inception (02/16/2018)
Class I - without sales charge	21.30	8.00	7.00
Russell 3000 Index[1]	35.19	15.26	13.36
S&P Target Date 2025 Index	19.81	7.01	6.44
[186]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 414,600,000
Holdings Count | $ / shares	14
Advisory Fees Paid, Amount	$ 2,595,579
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$414.6
Total Number of Portfolio Holdings (includes derivative positions, if any)	14
Total Advisory Fees Paid During the Reporting Period	$2,595,579
Portfolio Turnover Rate	47%

Holdings [Text Block]

Sectors (% of Total Investments)
Equity Funds	57.8%
Fixed Income Funds	42.2%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
In May 2024, the Fund transitioned its investments in the MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, MassMutual Select T. Rowe Price Emerging Markets Bond Fund, and MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund to the T. Rowe Price U.S. Treasury Long-Term Index Fund, T. Rowe Price Emerging Markets Bond Fund, and T. Rowe Price Limited Duration Inflation Focused Bond Fund, respectively. The Fund also discontinued its investments in the MM S&P 500® Index Fund, and instead increased its neutral allocation to the MassMutual Select T. Rowe Price Large Cap Blend Fund and began to utilize the T. Rowe Price U.S. Treasury Money Fund rather than the State Street Institutional U.S. Government Money Market Fund for purposes of helping to manage cash flows into and out of the Fund and invest new purchases in accordance with the Fund’s target allocations, as well as for any tactical allocations to money market securities.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class M5
Shareholder Report [Line Items]
Fund Name	MassMutual Select T. Rowe Price Retirement 2025 Fund
Class Name	Class M5
Trading Symbol	MMTGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Select T. Rowe Price Retirement 2025 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M5	$51	0.46%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date 2025 Index:
• Glide path effect, defined as the total level of equity vs fixed income; specifically, higher relative equity exposure during the period contributed to relative performance
• Diversified fixed income allocations, particularly emerging markets bonds and long U.S. treasuries
• An overweight allocation to U.S. large-cap value
Top detractors to the Fund’s performance relative to the S&P Target Date 2025 Index:
• Stock selection within the underlying U.S. large-cap growth allocation
• Emerging markets stock allocation

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	Since Inception (02/16/2018)
Class M5 - without sales charge	21.07	7.82	6.83
Russell 3000 Index[1]	35.19	15.26	13.36
S&P Target Date 2025 Index	19.81	7.01	6.44
[187]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 414,600,000
Holdings Count | $ / shares	14
Advisory Fees Paid, Amount	$ 2,595,579
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$414.6
Total Number of Portfolio Holdings (includes derivative positions, if any)	14
Total Advisory Fees Paid During the Reporting Period	$2,595,579
Portfolio Turnover Rate	47%

Holdings [Text Block]

Sectors (% of Total Investments)
Equity Funds	57.8%
Fixed Income Funds	42.2%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
In May 2024, the Fund transitioned its investments in the MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, MassMutual Select T. Rowe Price Emerging Markets Bond Fund, and MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund to the T. Rowe Price U.S. Treasury Long-Term Index Fund, T. Rowe Price Emerging Markets Bond Fund, and T. Rowe Price Limited Duration Inflation Focused Bond Fund, respectively. The Fund also discontinued its investments in the MM S&P 500® Index Fund, and instead increased its neutral allocation to the MassMutual Select T. Rowe Price Large Cap Blend Fund and began to utilize the T. Rowe Price U.S. Treasury Money Fund rather than the State Street Institutional U.S. Government Money Market Fund for purposes of helping to manage cash flows into and out of the Fund and invest new purchases in accordance with the Fund’s target allocations, as well as for any tactical allocations to money market securities.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class M4
Shareholder Report [Line Items]
Fund Name	MassMutual Select T. Rowe Price Retirement 2025 Fund
Class Name	Class M4
Trading Symbol	MMTHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Select T. Rowe Price Retirement 2025 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M4	$78	0.71%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date 2025 Index:
• Glide path effect, defined as the total level of equity vs fixed income; specifically, higher relative equity exposure during the period contributed to relative performance
• Diversified fixed income allocations, particularly emerging markets bonds and long U.S. treasuries
• An overweight allocation to U.S. large-cap value
Top detractors to the Fund’s performance relative to the S&P Target Date 2025 Index:
• Stock selection within the underlying U.S. large-cap growth allocation
• Emerging markets stock allocation

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	Since Inception (02/16/2018)
Class M4 - without sales charge	20.77	7.54	6.56
Russell 3000 Index[1]	35.19	15.26	13.36
S&P Target Date 2025 Index	19.81	7.01	6.44
[188]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 414,600,000
Holdings Count | $ / shares	14
Advisory Fees Paid, Amount	$ 2,595,579
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$414.6
Total Number of Portfolio Holdings (includes derivative positions, if any)	14
Total Advisory Fees Paid During the Reporting Period	$2,595,579
Portfolio Turnover Rate	47%

Holdings [Text Block]

Sectors (% of Total Investments)
Equity Funds	57.8%
Fixed Income Funds	42.2%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
In May 2024, the Fund transitioned its investments in the MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, MassMutual Select T. Rowe Price Emerging Markets Bond Fund, and MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund to the T. Rowe Price U.S. Treasury Long-Term Index Fund, T. Rowe Price Emerging Markets Bond Fund, and T. Rowe Price Limited Duration Inflation Focused Bond Fund, respectively. The Fund also discontinued its investments in the MM S&P 500® Index Fund, and instead increased its neutral allocation to the MassMutual Select T. Rowe Price Large Cap Blend Fund and began to utilize the T. Rowe Price U.S. Treasury Money Fund rather than the State Street Institutional U.S. Government Money Market Fund for purposes of helping to manage cash flows into and out of the Fund and invest new purchases in accordance with the Fund’s target allocations, as well as for any tactical allocations to money market securities.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class M3
Shareholder Report [Line Items]
Fund Name	MassMutual Select T. Rowe Price Retirement 2025 Fund
Class Name	Class M3
Trading Symbol	MMTIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Select T. Rowe Price Retirement 2025 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M3	$106	0.96%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date 2025 Index:
• Glide path effect, defined as the total level of equity vs fixed income; specifically, higher relative equity exposure during the period contributed to relative performance
• Diversified fixed income allocations, particularly emerging markets bonds and long U.S. treasuries
• An overweight allocation to U.S. large-cap value
Top detractors to the Fund’s performance relative to the S&P Target Date 2025 Index:
• Stock selection within the underlying U.S. large-cap growth allocation
• Emerging markets stock allocation

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	Since Inception (02/16/2018)
Class M3 - without sales charge	20.42	7.27	6.29
Russell 3000 Index[1]	35.19	15.26	13.36
S&P Target Date 2025 Index	19.81	7.01	6.44
[189]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 414,600,000
Holdings Count | $ / shares	14
Advisory Fees Paid, Amount	$ 2,595,579
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$414.6
Total Number of Portfolio Holdings (includes derivative positions, if any)	14
Total Advisory Fees Paid During the Reporting Period	$2,595,579
Portfolio Turnover Rate	47%

Holdings [Text Block]

Sectors (% of Total Investments)
Equity Funds	57.8%
Fixed Income Funds	42.2%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
In May 2024, the Fund transitioned its investments in the MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, MassMutual Select T. Rowe Price Emerging Markets Bond Fund, and MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund to the T. Rowe Price U.S. Treasury Long-Term Index Fund, T. Rowe Price Emerging Markets Bond Fund, and T. Rowe Price Limited Duration Inflation Focused Bond Fund, respectively. The Fund also discontinued its investments in the MM S&P 500® Index Fund, and instead increased its neutral allocation to the MassMutual Select T. Rowe Price Large Cap Blend Fund and began to utilize the T. Rowe Price U.S. Treasury Money Fund rather than the State Street Institutional U.S. Government Money Market Fund for purposes of helping to manage cash flows into and out of the Fund and invest new purchases in accordance with the Fund’s target allocations, as well as for any tactical allocations to money market securities.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class I
Shareholder Report [Line Items]
Fund Name	MassMutual Select T. Rowe Price Retirement 2030 Fund
Class Name	Class I
Trading Symbol	MMTRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Select T. Rowe Price Retirement 2030 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$39	0.35%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date 2030 Index:
• Glide path effect, defined as the total level of equity vs fixed income; specifically, higher relative equity exposure during the period contributed to relative performance
• Diversified fixed income allocations, particularly emerging markets bonds and long U.S. treasuries
• An overweight allocation to U.S. large-cap value
Top detractors to the Fund’s performance relative to the S&P Target Date 2030 Index:
• Stock selection within the underlying U.S. large-cap growth allocation
• Emerging markets stock allocation

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	Since Inception (02/16/2018)
Class I - without sales charge	23.50	8.88	7.61
Russell 3000 Index[1]	35.19	15.26	13.36
S&P Target Date 2030 Index	22.17	8.10	7.21
[190]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 1,075,400,000
Holdings Count | $ / shares	14
Advisory Fees Paid, Amount	$ 7,534,495
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$1,075.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	14
Total Advisory Fees Paid During the Reporting Period	$7,534,495
Portfolio Turnover Rate	42%

Holdings [Text Block]

Sectors (% of Total Investments)
Equity Funds	68.2%
Fixed Income Funds	31.9%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
In May 2024, the Fund transitioned its investments in the MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, MassMutual Select T. Rowe Price Emerging Markets Bond Fund, and MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund to the T. Rowe Price U.S. Treasury Long-Term Index Fund, T. Rowe Price Emerging Markets Bond Fund, and T. Rowe Price Limited Duration Inflation Focused Bond Fund, respectively. The Fund also discontinued its investments in the MM S&P 500® Index Fund, and instead increased its neutral allocation to the MassMutual Select T. Rowe Price Large Cap Blend Fund and began to utilize the T. Rowe Price U.S. Treasury Money Fund rather than the State Street Institutional U.S. Government Money Market Fund for purposes of helping to manage cash flows into and out of the Fund and invest new purchases in accordance with the Fund’s target allocations, as well as for any tactical allocations to money market securities.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class M5
Shareholder Report [Line Items]
Fund Name	MassMutual Select T. Rowe Price Retirement 2030 Fund
Class Name	Class M5
Trading Symbol	MMTOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Select T. Rowe Price Retirement 2030 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M5	$58	0.52%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date 2030 Index:
• Glide path effect, defined as the total level of equity vs fixed income; specifically, higher relative equity exposure during the period contributed to relative performance
• Diversified fixed income allocations, particularly emerging markets bonds and long U.S. treasuries
• An overweight allocation to U.S. large-cap value
Top detractors to the Fund’s performance relative to the S&P Target Date 2030 Index:
• Stock selection within the underlying U.S. large-cap growth allocation
• Emerging markets stock allocation

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	Since Inception (02/16/2018)
Class M5 - without sales charge	23.26	8.70	7.43
Russell 3000 Index[1]	35.19	15.26	13.36
S&P Target Date 2030 Index	22.17	8.10	7.21
[191]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 1,075,400,000
Holdings Count | $ / shares	14
Advisory Fees Paid, Amount	$ 7,534,495
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$1,075.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	14
Total Advisory Fees Paid During the Reporting Period	$7,534,495
Portfolio Turnover Rate	42%

Holdings [Text Block]

Sectors (% of Total Investments)
Equity Funds	68.2%
Fixed Income Funds	31.9%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
In May 2024, the Fund transitioned its investments in the MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, MassMutual Select T. Rowe Price Emerging Markets Bond Fund, and MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund to the T. Rowe Price U.S. Treasury Long-Term Index Fund, T. Rowe Price Emerging Markets Bond Fund, and T. Rowe Price Limited Duration Inflation Focused Bond Fund, respectively. The Fund also discontinued its investments in the MM S&P 500® Index Fund, and instead increased its neutral allocation to the MassMutual Select T. Rowe Price Large Cap Blend Fund and began to utilize the T. Rowe Price U.S. Treasury Money Fund rather than the State Street Institutional U.S. Government Money Market Fund for purposes of helping to manage cash flows into and out of the Fund and invest new purchases in accordance with the Fund’s target allocations, as well as for any tactical allocations to money market securities.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class M4
Shareholder Report [Line Items]
Fund Name	MassMutual Select T. Rowe Price Retirement 2030 Fund
Class Name	Class M4
Trading Symbol	MMTPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Select T. Rowe Price Retirement 2030 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M4	$86	0.77%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date 2030 Index:
• Glide path effect, defined as the total level of equity vs fixed income; specifically, higher relative equity exposure during the period contributed to relative performance
• Diversified fixed income allocations, particularly emerging markets bonds and long U.S. treasuries
• An overweight allocation to U.S. large-cap value
Top detractors to the Fund’s performance relative to the S&P Target Date 2030 Index:
• Stock selection within the underlying U.S. large-cap growth allocation
• Emerging markets stock allocation

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	Since Inception (02/16/2018)
Class M4 - without sales charge	22.90	8.42	7.17
Russell 3000 Index[1]	35.19	15.26	13.36
S&P Target Date 2030 Index	22.17	8.10	7.21
[192]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 1,075,400,000
Holdings Count | $ / shares	14
Advisory Fees Paid, Amount	$ 7,534,495
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$1,075.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	14
Total Advisory Fees Paid During the Reporting Period	$7,534,495
Portfolio Turnover Rate	42%

Holdings [Text Block]

Sectors (% of Total Investments)
Equity Funds	68.2%
Fixed Income Funds	31.9%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
In May 2024, the Fund transitioned its investments in the MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, MassMutual Select T. Rowe Price Emerging Markets Bond Fund, and MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund to the T. Rowe Price U.S. Treasury Long-Term Index Fund, T. Rowe Price Emerging Markets Bond Fund, and T. Rowe Price Limited Duration Inflation Focused Bond Fund, respectively. The Fund also discontinued its investments in the MM S&P 500® Index Fund, and instead increased its neutral allocation to the MassMutual Select T. Rowe Price Large Cap Blend Fund and began to utilize the T. Rowe Price U.S. Treasury Money Fund rather than the State Street Institutional U.S. Government Money Market Fund for purposes of helping to manage cash flows into and out of the Fund and invest new purchases in accordance with the Fund’s target allocations, as well as for any tactical allocations to money market securities.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class M3
Shareholder Report [Line Items]
Fund Name	MassMutual Select T. Rowe Price Retirement 2030 Fund
Class Name	Class M3
Trading Symbol	MMTQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Select T. Rowe Price Retirement 2030 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M3	$114	1.02%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.02%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date 2030 Index:
• Glide path effect, defined as the total level of equity vs fixed income; specifically, higher relative equity exposure during the period contributed to relative performance
• Diversified fixed income allocations, particularly emerging markets bonds and long U.S. treasuries
• An overweight allocation to U.S. large-cap value
Top detractors to the Fund’s performance relative to the S&P Target Date 2030 Index:
• Stock selection within the underlying U.S. large-cap growth allocation
• Emerging markets stock allocation

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	Since Inception (02/16/2018)
Class M3 - without sales charge	22.66	8.16	6.90
Russell 3000 Index[1]	35.19	15.26	13.36
S&P Target Date 2030 Index	22.17	8.10	7.21
[193]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 1,075,400,000
Holdings Count | $ / shares	14
Advisory Fees Paid, Amount	$ 7,534,495
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$1,075.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	14
Total Advisory Fees Paid During the Reporting Period	$7,534,495
Portfolio Turnover Rate	42%

Holdings [Text Block]

Sectors (% of Total Investments)
Equity Funds	68.2%
Fixed Income Funds	31.9%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
In May 2024, the Fund transitioned its investments in the MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, MassMutual Select T. Rowe Price Emerging Markets Bond Fund, and MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund to the T. Rowe Price U.S. Treasury Long-Term Index Fund, T. Rowe Price Emerging Markets Bond Fund, and T. Rowe Price Limited Duration Inflation Focused Bond Fund, respectively. The Fund also discontinued its investments in the MM S&P 500® Index Fund, and instead increased its neutral allocation to the MassMutual Select T. Rowe Price Large Cap Blend Fund and began to utilize the T. Rowe Price U.S. Treasury Money Fund rather than the State Street Institutional U.S. Government Money Market Fund for purposes of helping to manage cash flows into and out of the Fund and invest new purchases in accordance with the Fund’s target allocations, as well as for any tactical allocations to money market securities.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class I
Shareholder Report [Line Items]
Fund Name	MassMutual Select T. Rowe Price Retirement 2035 Fund
Class Name	Class I
Trading Symbol	MMTJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Select T. Rowe Price Retirement 2035 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$44	0.39%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date 2035 Index:
• Glide path effect, defined as the total level of equity vs fixed income; specifically, higher relative equity exposure during the period contributed to relative performance
• Diversified fixed income allocations, particularly emerging markets bonds and long U.S. treasuries
• An overweight allocation to U.S. large-cap value
Top detractors to the Fund’s performance relative to the S&P Target Date 2035 Index:
• Stock selection within the underlying U.S. large-cap growth allocation
• Emerging markets stock allocation

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	Since Inception (02/16/2018)
Class I - without sales charge	25.82	9.82	8.26
Russell 3000 Index[1]	35.19	15.26	13.36
S&P Target Date 2035 Index	24.56	9.25	8.01
[194]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 656,200,000
Holdings Count | $ / shares	12
Advisory Fees Paid, Amount	$ 4,421,134
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$656.2
Total Number of Portfolio Holdings (includes derivative positions, if any)	12
Total Advisory Fees Paid During the Reporting Period	$4,421,134
Portfolio Turnover Rate	39%

Holdings [Text Block]

Sectors (% of Total Investments)
Equity Funds	79.8%
Fixed Income Funds	20.2%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
In May 2024, the Fund transitioned its investments in the MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, MassMutual Select T. Rowe Price Emerging Markets Bond Fund, and MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund to the T. Rowe Price U.S. Treasury Long-Term Index Fund, T. Rowe Price Emerging Markets Bond Fund, and T. Rowe Price Limited Duration Inflation Focused Bond Fund, respectively. The Fund also discontinued its investments in the MM S&P 500® Index Fund, and instead increased its neutral allocation to the MassMutual Select T. Rowe Price Large Cap Blend Fund and began to utilize the T. Rowe Price U.S. Treasury Money Fund rather than the State Street Institutional U.S. Government Money Market Fund for purposes of helping to manage cash flows into and out of the Fund and invest new purchases in accordance with the Fund’s target allocations, as well as for any tactical allocations to money market securities.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class M5
Shareholder Report [Line Items]
Fund Name	MassMutual Select T. Rowe Price Retirement 2035 Fund
Class Name	Class M5
Trading Symbol	MMTKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Select T. Rowe Price Retirement 2035 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M5	$63	0.56%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date 2035 Index:
• Glide path effect, defined as the total level of equity vs fixed income; specifically, higher relative equity exposure during the period contributed to relative performance
• Diversified fixed income allocations, particularly emerging markets bonds and long U.S. treasuries
• An overweight allocation to U.S. large-cap value
Top detractors to the Fund’s performance relative to the S&P Target Date 2035 Index:
• Stock selection within the underlying U.S. large-cap growth allocation
• Emerging markets stock allocation

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	Since Inception (02/16/2018)
Class M5 - without sales charge	25.59	9.64	8.09
Russell 3000 Index[1]	35.19	15.26	13.36
S&P Target Date 2035 Index	24.56	9.25	8.01
[195]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 656,200,000
Holdings Count | $ / shares	12
Advisory Fees Paid, Amount	$ 4,421,134
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$656.2
Total Number of Portfolio Holdings (includes derivative positions, if any)	12
Total Advisory Fees Paid During the Reporting Period	$4,421,134
Portfolio Turnover Rate	39%

Holdings [Text Block]

Sectors (% of Total Investments)
Equity Funds	79.8%
Fixed Income Funds	20.2%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
In May 2024, the Fund transitioned its investments in the MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, MassMutual Select T. Rowe Price Emerging Markets Bond Fund, and MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund to the T. Rowe Price U.S. Treasury Long-Term Index Fund, T. Rowe Price Emerging Markets Bond Fund, and T. Rowe Price Limited Duration Inflation Focused Bond Fund, respectively. The Fund also discontinued its investments in the MM S&P 500® Index Fund, and instead increased its neutral allocation to the MassMutual Select T. Rowe Price Large Cap Blend Fund and began to utilize the T. Rowe Price U.S. Treasury Money Fund rather than the State Street Institutional U.S. Government Money Market Fund for purposes of helping to manage cash flows into and out of the Fund and invest new purchases in accordance with the Fund’s target allocations, as well as for any tactical allocations to money market securities.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class M4
Shareholder Report [Line Items]
Fund Name	MassMutual Select T. Rowe Price Retirement 2035 Fund
Class Name	Class M4
Trading Symbol	MMTLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Select T. Rowe Price Retirement 2035 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M4	$91	0.81%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date 2035 Index:
• Glide path effect, defined as the total level of equity vs fixed income; specifically, higher relative equity exposure during the period contributed to relative performance
• Diversified fixed income allocations, particularly emerging markets bonds and long U.S. treasuries
• An overweight allocation to U.S. large-cap value
Top detractors to the Fund’s performance relative to the S&P Target Date 2035 Index:
• Stock selection within the underlying U.S. large-cap growth allocation
• Emerging markets stock allocation

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	Since Inception (02/16/2018)
Class M4 - without sales charge	25.29	9.37	7.82
Russell 3000 Index[1]	35.19	15.26	13.36
S&P Target Date 2035 Index	24.56	9.25	8.01
[196]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 656,200,000
Holdings Count | $ / shares	12
Advisory Fees Paid, Amount	$ 4,421,134
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$656.2
Total Number of Portfolio Holdings (includes derivative positions, if any)	12
Total Advisory Fees Paid During the Reporting Period	$4,421,134
Portfolio Turnover Rate	39%

Holdings [Text Block]

Sectors (% of Total Investments)
Equity Funds	79.8%
Fixed Income Funds	20.2%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
In May 2024, the Fund transitioned its investments in the MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, MassMutual Select T. Rowe Price Emerging Markets Bond Fund, and MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund to the T. Rowe Price U.S. Treasury Long-Term Index Fund, T. Rowe Price Emerging Markets Bond Fund, and T. Rowe Price Limited Duration Inflation Focused Bond Fund, respectively. The Fund also discontinued its investments in the MM S&P 500® Index Fund, and instead increased its neutral allocation to the MassMutual Select T. Rowe Price Large Cap Blend Fund and began to utilize the T. Rowe Price U.S. Treasury Money Fund rather than the State Street Institutional U.S. Government Money Market Fund for purposes of helping to manage cash flows into and out of the Fund and invest new purchases in accordance with the Fund’s target allocations, as well as for any tactical allocations to money market securities.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class M3
Shareholder Report [Line Items]
Fund Name	MassMutual Select T. Rowe Price Retirement 2035 Fund
Class Name	Class M3
Trading Symbol	MMTMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Select T. Rowe Price Retirement 2035 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M3	$119	1.06%

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date 2035 Index:
• Glide path effect, defined as the total level of equity vs fixed income; specifically, higher relative equity exposure during the period contributed to relative performance
• Diversified fixed income allocations, particularly emerging markets bonds and long U.S. treasuries
• An overweight allocation to U.S. large-cap value
Top detractors to the Fund’s performance relative to the S&P Target Date 2035 Index:
• Stock selection within the underlying U.S. large-cap growth allocation
• Emerging markets stock allocation

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	Since Inception (02/16/2018)
Class M3 - without sales charge	25.04	9.09	7.55
Russell 3000 Index[1]	35.19	15.26	13.36
S&P Target Date 2035 Index	24.56	9.25	8.01
[197]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 656,200,000
Holdings Count | $ / shares	12
Advisory Fees Paid, Amount	$ 4,421,134
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$656.2
Total Number of Portfolio Holdings (includes derivative positions, if any)	12
Total Advisory Fees Paid During the Reporting Period	$4,421,134
Portfolio Turnover Rate	39%

Holdings [Text Block]

Sectors (% of Total Investments)
Equity Funds	79.8%
Fixed Income Funds	20.2%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
In May 2024, the Fund transitioned its investments in the MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, MassMutual Select T. Rowe Price Emerging Markets Bond Fund, and MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund to the T. Rowe Price U.S. Treasury Long-Term Index Fund, T. Rowe Price Emerging Markets Bond Fund, and T. Rowe Price Limited Duration Inflation Focused Bond Fund, respectively. The Fund also discontinued its investments in the MM S&P 500® Index Fund, and instead increased its neutral allocation to the MassMutual Select T. Rowe Price Large Cap Blend Fund and began to utilize the T. Rowe Price U.S. Treasury Money Fund rather than the State Street Institutional U.S. Government Money Market Fund for purposes of helping to manage cash flows into and out of the Fund and invest new purchases in accordance with the Fund’s target allocations, as well as for any tactical allocations to money market securities.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class I
Shareholder Report [Line Items]
Fund Name	MassMutual Select T. Rowe Price Retirement 2040 Fund
Class Name	Class I
Trading Symbol	MMFOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Select T. Rowe Price Retirement 2040 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$47	0.41%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date 2040 Index:
• Glide path effect, defined as the total level of equity vs fixed income; specifically, higher relative equity exposure during the period contributed to relative performance
• An overweight allocation to U.S. large-cap value
Top detractors to the Fund’s performance relative to the S&P Target Date 2040 Index:
• Stock selection within the underlying U.S. large-cap growth allocation
• Less large-cap exposure than the benchmark detracted from performance
• Emerging markets stock allocation

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	Since Inception (02/16/2018)
Class I - without sales charge	27.59	10.62	8.82
Russell 3000 Index[1]	35.19	15.26	13.36
S&P Target Date 2040 Index	26.62	10.17	8.66
[198]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 1,034,800,000
Holdings Count | $ / shares	12
Advisory Fees Paid, Amount	$ 8,007,840
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$1,034.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	12
Total Advisory Fees Paid During the Reporting Period	$8,007,840
Portfolio Turnover Rate	34%

Holdings [Text Block]

Sectors (% of Total Investments)
Equity Funds	89.3%
Fixed Income Funds	10.7%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
In May 2024, the Fund transitioned its investments in the MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, MassMutual Select T. Rowe Price Emerging Markets Bond Fund, and MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund to the T. Rowe Price U.S. Treasury Long-Term Index Fund, T. Rowe Price Emerging Markets Bond Fund, and T. Rowe Price Limited Duration Inflation Focused Bond Fund, respectively. The Fund also discontinued its investments in the MM S&P 500® Index Fund, and instead increased its neutral allocation to the MassMutual Select T. Rowe Price Large Cap Blend Fund and began to utilize the T. Rowe Price U.S. Treasury Money Fund rather than the State Street Institutional U.S. Government Money Market Fund for purposes of helping to manage cash flows into and out of the Fund and invest new purchases in accordance with the Fund’s target allocations, as well as for any tactical allocations to money market securities.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class M5
Shareholder Report [Line Items]
Fund Name	MassMutual Select T. Rowe Price Retirement 2040 Fund
Class Name	Class M5
Trading Symbol	MMFPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Select T. Rowe Price Retirement 2040 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M5	$66	0.58%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date 2040 Index:
• Glide path effect, defined as the total level of equity vs fixed income; specifically, higher relative equity exposure during the period contributed to relative performance
• An overweight allocation to U.S. large-cap value
Top detractors to the Fund’s performance relative to the S&P Target Date 2040 Index:
• Stock selection within the underlying U.S. large-cap growth allocation
• Less large-cap exposure than the benchmark detracted from performance
• Emerging markets stock allocation

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	Since Inception (02/16/2018)
Class M5 - without sales charge	27.39	10.45	8.65
Russell 3000 Index[1]	35.19	15.26	13.36
S&P Target Date 2040 Index	26.62	10.17	8.66
[199]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 1,034,800,000
Holdings Count | $ / shares	12
Advisory Fees Paid, Amount	$ 8,007,840
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$1,034.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	12
Total Advisory Fees Paid During the Reporting Period	$8,007,840
Portfolio Turnover Rate	34%

Holdings [Text Block]

Sectors (% of Total Investments)
Equity Funds	89.3%
Fixed Income Funds	10.7%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
In May 2024, the Fund transitioned its investments in the MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, MassMutual Select T. Rowe Price Emerging Markets Bond Fund, and MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund to the T. Rowe Price U.S. Treasury Long-Term Index Fund, T. Rowe Price Emerging Markets Bond Fund, and T. Rowe Price Limited Duration Inflation Focused Bond Fund, respectively. The Fund also discontinued its investments in the MM S&P 500® Index Fund, and instead increased its neutral allocation to the MassMutual Select T. Rowe Price Large Cap Blend Fund and began to utilize the T. Rowe Price U.S. Treasury Money Fund rather than the State Street Institutional U.S. Government Money Market Fund for purposes of helping to manage cash flows into and out of the Fund and invest new purchases in accordance with the Fund’s target allocations, as well as for any tactical allocations to money market securities.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class M4
Shareholder Report [Line Items]
Fund Name	MassMutual Select T. Rowe Price Retirement 2040 Fund
Class Name	Class M4
Trading Symbol	MMFQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Select T. Rowe Price Retirement 2040 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M4	$94	0.83%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date 2040 Index:
• Glide path effect, defined as the total level of equity vs fixed income; specifically, higher relative equity exposure during the period contributed to relative performance
• An overweight allocation to U.S. large-cap value
Top detractors to the Fund’s performance relative to the S&P Target Date 2040 Index:
• Stock selection within the underlying U.S. large-cap growth allocation
• Less large-cap exposure than the benchmark detracted from performance
• Emerging markets stock allocation

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	Since Inception (02/16/2018)
Class M4 - without sales charge	27.08	10.17	8.37
Russell 3000 Index[1]	35.19	15.26	13.36
S&P Target Date 2040 Index	26.62	10.17	8.66
[200]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 1,034,800,000
Holdings Count | $ / shares	12
Advisory Fees Paid, Amount	$ 8,007,840
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$1,034.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	12
Total Advisory Fees Paid During the Reporting Period	$8,007,840
Portfolio Turnover Rate	34%

Holdings [Text Block]

Sectors (% of Total Investments)
Equity Funds	89.3%
Fixed Income Funds	10.7%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
In May 2024, the Fund transitioned its investments in the MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, MassMutual Select T. Rowe Price Emerging Markets Bond Fund, and MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund to the T. Rowe Price U.S. Treasury Long-Term Index Fund, T. Rowe Price Emerging Markets Bond Fund, and T. Rowe Price Limited Duration Inflation Focused Bond Fund, respectively. The Fund also discontinued its investments in the MM S&P 500® Index Fund, and instead increased its neutral allocation to the MassMutual Select T. Rowe Price Large Cap Blend Fund and began to utilize the T. Rowe Price U.S. Treasury Money Fund rather than the State Street Institutional U.S. Government Money Market Fund for purposes of helping to manage cash flows into and out of the Fund and invest new purchases in accordance with the Fund’s target allocations, as well as for any tactical allocations to money market securities.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class M3
Shareholder Report [Line Items]
Fund Name	MassMutual Select T. Rowe Price Retirement 2040 Fund
Class Name	Class M3
Trading Symbol	MMFRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Select T. Rowe Price Retirement 2040 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M3	$122	1.08%

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.08%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date 2040 Index:
• Glide path effect, defined as the total level of equity vs fixed income; specifically, higher relative equity exposure during the period contributed to relative performance
• An overweight allocation to U.S. large-cap value
Top detractors to the Fund’s performance relative to the S&P Target Date 2040 Index:
• Stock selection within the underlying U.S. large-cap growth allocation
• Less large-cap exposure than the benchmark detracted from performance
• Emerging markets stock allocation

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	Since Inception (02/16/2018)
Class M3 - without sales charge	26.75	9.89	8.10
Russell 3000 Index[1]	35.19	15.26	13.36
S&P Target Date 2040 Index	26.62	10.17	8.66
[201]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 1,034,800,000
Holdings Count | $ / shares	12
Advisory Fees Paid, Amount	$ 8,007,840
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$1,034.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	12
Total Advisory Fees Paid During the Reporting Period	$8,007,840
Portfolio Turnover Rate	34%

Holdings [Text Block]

Sectors (% of Total Investments)
Equity Funds	89.3%
Fixed Income Funds	10.7%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
In May 2024, the Fund transitioned its investments in the MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, MassMutual Select T. Rowe Price Emerging Markets Bond Fund, and MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund to the T. Rowe Price U.S. Treasury Long-Term Index Fund, T. Rowe Price Emerging Markets Bond Fund, and T. Rowe Price Limited Duration Inflation Focused Bond Fund, respectively. The Fund also discontinued its investments in the MM S&P 500® Index Fund, and instead increased its neutral allocation to the MassMutual Select T. Rowe Price Large Cap Blend Fund and began to utilize the T. Rowe Price U.S. Treasury Money Fund rather than the State Street Institutional U.S. Government Money Market Fund for purposes of helping to manage cash flows into and out of the Fund and invest new purchases in accordance with the Fund’s target allocations, as well as for any tactical allocations to money market securities.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class I
Shareholder Report [Line Items]
Fund Name	MassMutual Select T. Rowe Price Retirement 2045 Fund
Class Name	Class I
Trading Symbol	MMFTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Select T. Rowe Price Retirement 2045 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$49	0.43%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.43%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date 2045 Index:
• Glide path effect, defined as the total level of equity vs fixed income; specifically, higher relative equity exposure during the period contributed to relative performance
• Diversified fixed income allocations, particularly emerging markets bonds and long U.S. treasuries
• An overweight allocation to U.S. large-cap value
Top detractors to the Fund’s performance relative to the S&P Target Date 2045 Index:
• Stock selection within the underlying U.S. large-cap growth allocation
• Less large-cap exposure than the benchmark detracted from performance
• Emerging markets stock allocation

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	Since Inception (02/16/2018)
Class I - without sales charge	28.82	11.21	9.22
Russell 3000 Index[1]	35.19	15.26	13.36
S&P Target Date 2045 Index	27.95	10.75	9.06
[202]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 563,600,000
Holdings Count | $ / shares	9
Advisory Fees Paid, Amount	$ 3,966,656
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$563.6
Total Number of Portfolio Holdings (includes derivative positions, if any)	9
Total Advisory Fees Paid During the Reporting Period	$3,966,656
Portfolio Turnover Rate	36%

Holdings [Text Block]

Sectors (% of Total Investments)
Equity Funds	96.1%
Fixed Income Funds	3.9%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
In May 2024, the Fund transitioned its investments in the MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, MassMutual Select T. Rowe Price Emerging Markets Bond Fund, and MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund to the T. Rowe Price U.S. Treasury Long-Term Index Fund, T. Rowe Price Emerging Markets Bond Fund, and T. Rowe Price Limited Duration Inflation Focused Bond Fund, respectively. The Fund also discontinued its investments in the MM S&P 500® Index Fund, and instead increased its neutral allocation to the MassMutual Select T. Rowe Price Large Cap Blend Fund and began to utilize the T. Rowe Price U.S. Treasury Money Fund rather than the State Street Institutional U.S. Government Money Market Fund for purposes of helping to manage cash flows into and out of the Fund and invest new purchases in accordance with the Fund’s target allocations, as well as for any tactical allocations to money market securities.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class M5
Shareholder Report [Line Items]
Fund Name	MassMutual Select T. Rowe Price Retirement 2045 Fund
Class Name	Class M5
Trading Symbol	MMFUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Select T. Rowe Price Retirement 2045 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M5	$70	0.61%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date 2045 Index:
• Glide path effect, defined as the total level of equity vs fixed income; specifically, higher relative equity exposure during the period contributed to relative performance
• Diversified fixed income allocations, particularly emerging markets bonds and long U.S. treasuries
• An overweight allocation to U.S. large-cap value
Top detractors to the Fund’s performance relative to the S&P Target Date 2045 Index:
• Stock selection within the underlying U.S. large-cap growth allocation
• Less large-cap exposure than the benchmark detracted from performance
• Emerging markets stock allocation

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	Since Inception (02/16/2018)
Class M5 - without sales charge	28.57	11.01	9.04
Russell 3000 Index[1]	35.19	15.26	13.36
S&P Target Date 2045 Index	27.95	10.75	9.06
[203]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 563,600,000
Holdings Count | $ / shares	9
Advisory Fees Paid, Amount	$ 3,966,656
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$563.6
Total Number of Portfolio Holdings (includes derivative positions, if any)	9
Total Advisory Fees Paid During the Reporting Period	$3,966,656
Portfolio Turnover Rate	36%

Holdings [Text Block]

Sectors (% of Total Investments)
Equity Funds	96.1%
Fixed Income Funds	3.9%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
In May 2024, the Fund transitioned its investments in the MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, MassMutual Select T. Rowe Price Emerging Markets Bond Fund, and MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund to the T. Rowe Price U.S. Treasury Long-Term Index Fund, T. Rowe Price Emerging Markets Bond Fund, and T. Rowe Price Limited Duration Inflation Focused Bond Fund, respectively. The Fund also discontinued its investments in the MM S&P 500® Index Fund, and instead increased its neutral allocation to the MassMutual Select T. Rowe Price Large Cap Blend Fund and began to utilize the T. Rowe Price U.S. Treasury Money Fund rather than the State Street Institutional U.S. Government Money Market Fund for purposes of helping to manage cash flows into and out of the Fund and invest new purchases in accordance with the Fund’s target allocations, as well as for any tactical allocations to money market securities.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class M4
Shareholder Report [Line Items]
Fund Name	MassMutual Select T. Rowe Price Retirement 2045 Fund
Class Name	Class M4
Trading Symbol	MMFWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Select T. Rowe Price Retirement 2045 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M4	$98	0.86%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date 2045 Index:
• Glide path effect, defined as the total level of equity vs fixed income; specifically, higher relative equity exposure during the period contributed to relative performance
• Diversified fixed income allocations, particularly emerging markets bonds and long U.S. treasuries
• An overweight allocation to U.S. large-cap value
Top detractors to the Fund’s performance relative to the S&P Target Date 2045 Index:
• Stock selection within the underlying U.S. large-cap growth allocation
• Less large-cap exposure than the benchmark detracted from performance
• Emerging markets stock allocation

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	Since Inception (02/16/2018)
Class M4 - without sales charge	28.34	10.73	8.77
Russell 3000 Index[1]	35.19	15.26	13.36
S&P Target Date 2045 Index	27.95	10.75	9.06
[204]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 563,600,000
Holdings Count | $ / shares	9
Advisory Fees Paid, Amount	$ 3,966,656
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$563.6
Total Number of Portfolio Holdings (includes derivative positions, if any)	9
Total Advisory Fees Paid During the Reporting Period	$3,966,656
Portfolio Turnover Rate	36%

Holdings [Text Block]

Sectors (% of Total Investments)
Equity Funds	96.1%
Fixed Income Funds	3.9%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
In May 2024, the Fund transitioned its investments in the MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, MassMutual Select T. Rowe Price Emerging Markets Bond Fund, and MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund to the T. Rowe Price U.S. Treasury Long-Term Index Fund, T. Rowe Price Emerging Markets Bond Fund, and T. Rowe Price Limited Duration Inflation Focused Bond Fund, respectively. The Fund also discontinued its investments in the MM S&P 500® Index Fund, and instead increased its neutral allocation to the MassMutual Select T. Rowe Price Large Cap Blend Fund and began to utilize the T. Rowe Price U.S. Treasury Money Fund rather than the State Street Institutional U.S. Government Money Market Fund for purposes of helping to manage cash flows into and out of the Fund and invest new purchases in accordance with the Fund’s target allocations, as well as for any tactical allocations to money market securities.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class M3
Shareholder Report [Line Items]
Fund Name	MassMutual Select T. Rowe Price Retirement 2045 Fund
Class Name	Class M3
Trading Symbol	MMFZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Select T. Rowe Price Retirement 2045 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M3	$127	1.11%

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	1.11%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date 2045 Index:
• Glide path effect, defined as the total level of equity vs fixed income; specifically, higher relative equity exposure during the period contributed to relative performance
• Diversified fixed income allocations, particularly emerging markets bonds and long U.S. treasuries
• An overweight allocation to U.S. large-cap value
Top detractors to the Fund’s performance relative to the S&P Target Date 2045 Index:
• Stock selection within the underlying U.S. large-cap growth allocation
• Less large-cap exposure than the benchmark detracted from performance
• Emerging markets stock allocation

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	Since Inception (02/16/2018)
Class M3 - without sales charge	27.93	10.45	8.49
Russell 3000 Index[1]	35.19	15.26	13.36
S&P Target Date 2045 Index	27.95	10.75	9.06
[205]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 563,600,000
Holdings Count | $ / shares	9
Advisory Fees Paid, Amount	$ 3,966,656
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$563.6
Total Number of Portfolio Holdings (includes derivative positions, if any)	9
Total Advisory Fees Paid During the Reporting Period	$3,966,656
Portfolio Turnover Rate	36%

Holdings [Text Block]

Sectors (% of Total Investments)
Equity Funds	96.1%
Fixed Income Funds	3.9%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
In May 2024, the Fund transitioned its investments in the MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, MassMutual Select T. Rowe Price Emerging Markets Bond Fund, and MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund to the T. Rowe Price U.S. Treasury Long-Term Index Fund, T. Rowe Price Emerging Markets Bond Fund, and T. Rowe Price Limited Duration Inflation Focused Bond Fund, respectively. The Fund also discontinued its investments in the MM S&P 500® Index Fund, and instead increased its neutral allocation to the MassMutual Select T. Rowe Price Large Cap Blend Fund and began to utilize the T. Rowe Price U.S. Treasury Money Fund rather than the State Street Institutional U.S. Government Money Market Fund for purposes of helping to manage cash flows into and out of the Fund and invest new purchases in accordance with the Fund’s target allocations, as well as for any tactical allocations to money market securities.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class I
Shareholder Report [Line Items]
Fund Name	MassMutual Select T. Rowe Price Retirement 2050 Fund
Class Name	Class I
Trading Symbol	MMDDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Select T. Rowe Price Retirement 2050 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$50	0.44%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date 2050 Index:
• Glide path effect, defined as the total level of equity vs fixed income; specifically, higher relative equity exposure during the period contributed to relative performance
• Diversified fixed income allocations, particularly emerging markets bonds and long U.S. treasuries
• An overweight allocation to U.S. large-cap value
Top detractors to the Fund’s performance relative to the S&P Target Date 2050 Index:
• Stock selection within the underlying U.S. large-cap growth allocation
• Less large-cap exposure than the benchmark detracted from performance
• Emerging markets stock allocation

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	Since Inception (02/16/2018)
Class I - without sales charge	29.15	11.30	9.29
Russell 3000 Index[1]	35.19	15.26	13.36
S&P Target Date 2050 Index	28.68	11.06	9.26
[206]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 841,500,000
Holdings Count | $ / shares	9
Advisory Fees Paid, Amount	$ 6,345,017
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$841.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	9
Total Advisory Fees Paid During the Reporting Period	$6,345,017
Portfolio Turnover Rate	33%

Holdings [Text Block]

Sectors (% of Total Investments)
Equity Funds	97.9%
Fixed Income Funds	2.1%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
In May 2024, the Fund transitioned its investments in the MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, MassMutual Select T. Rowe Price Emerging Markets Bond Fund, and MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund to the T. Rowe Price U.S. Treasury Long-Term Index Fund, T. Rowe Price Emerging Markets Bond Fund, and T. Rowe Price Limited Duration Inflation Focused Bond Fund, respectively. The Fund also discontinued its investments in the MM S&P 500® Index Fund, and instead increased its neutral allocation to the MassMutual Select T. Rowe Price Large Cap Blend Fund and began to utilize the T. Rowe Price U.S. Treasury Money Fund rather than the State Street Institutional U.S. Government Money Market Fund for purposes of helping to manage cash flows into and out of the Fund and invest new purchases in accordance with the Fund’s target allocations, as well as for any tactical allocations to money market securities.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class M5
Shareholder Report [Line Items]
Fund Name	MassMutual Select T. Rowe Price Retirement 2050 Fund
Class Name	Class M5
Trading Symbol	MMDFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Select T. Rowe Price Retirement 2050 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M5	$71	0.62%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date 2050 Index:
• Glide path effect, defined as the total level of equity vs fixed income; specifically, higher relative equity exposure during the period contributed to relative performance
• Diversified fixed income allocations, particularly emerging markets bonds and long U.S. treasuries
• An overweight allocation to U.S. large-cap value
Top detractors to the Fund’s performance relative to the S&P Target Date 2050 Index:
• Stock selection within the underlying U.S. large-cap growth allocation
• Less large-cap exposure than the benchmark detracted from performance
• Emerging markets stock allocation

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	Since Inception (02/16/2018)
Class M5 - without sales charge	28.91	11.11	9.11
Russell 3000 Index[1]	35.19	15.26	13.36
S&P Target Date 2050 Index	28.68	11.06	9.26
[207]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 841,500,000
Holdings Count | $ / shares	9
Advisory Fees Paid, Amount	$ 6,345,017
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$841.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	9
Total Advisory Fees Paid During the Reporting Period	$6,345,017
Portfolio Turnover Rate	33%

Holdings [Text Block]

Sectors (% of Total Investments)
Equity Funds	97.9%
Fixed Income Funds	2.1%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
In May 2024, the Fund transitioned its investments in the MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, MassMutual Select T. Rowe Price Emerging Markets Bond Fund, and MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund to the T. Rowe Price U.S. Treasury Long-Term Index Fund, T. Rowe Price Emerging Markets Bond Fund, and T. Rowe Price Limited Duration Inflation Focused Bond Fund, respectively. The Fund also discontinued its investments in the MM S&P 500® Index Fund, and instead increased its neutral allocation to the MassMutual Select T. Rowe Price Large Cap Blend Fund and began to utilize the T. Rowe Price U.S. Treasury Money Fund rather than the State Street Institutional U.S. Government Money Market Fund for purposes of helping to manage cash flows into and out of the Fund and invest new purchases in accordance with the Fund’s target allocations, as well as for any tactical allocations to money market securities.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class M4
Shareholder Report [Line Items]
Fund Name	MassMutual Select T. Rowe Price Retirement 2050 Fund
Class Name	Class M4
Trading Symbol	MMDGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Select T. Rowe Price Retirement 2050 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M4	$99	0.87%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date 2050 Index:
• Glide path effect, defined as the total level of equity vs fixed income; specifically, higher relative equity exposure during the period contributed to relative performance
• Diversified fixed income allocations, particularly emerging markets bonds and long U.S. treasuries
• An overweight allocation to U.S. large-cap value
Top detractors to the Fund’s performance relative to the S&P Target Date 2050 Index:
• Stock selection within the underlying U.S. large-cap growth allocation
• Less large-cap exposure than the benchmark detracted from performance
• Emerging markets stock allocation

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	Since Inception (02/16/2018)
Class M4 - without sales charge	28.56	10.83	8.84
Russell 3000 Index[1]	35.19	15.26	13.36
S&P Target Date 2050 Index	28.68	11.06	9.26
[208]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 841,500,000
Holdings Count | $ / shares	9
Advisory Fees Paid, Amount	$ 6,345,017
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$841.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	9
Total Advisory Fees Paid During the Reporting Period	$6,345,017
Portfolio Turnover Rate	33%

Holdings [Text Block]

Sectors (% of Total Investments)
Equity Funds	97.9%
Fixed Income Funds	2.1%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
In May 2024, the Fund transitioned its investments in the MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, MassMutual Select T. Rowe Price Emerging Markets Bond Fund, and MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund to the T. Rowe Price U.S. Treasury Long-Term Index Fund, T. Rowe Price Emerging Markets Bond Fund, and T. Rowe Price Limited Duration Inflation Focused Bond Fund, respectively. The Fund also discontinued its investments in the MM S&P 500® Index Fund, and instead increased its neutral allocation to the MassMutual Select T. Rowe Price Large Cap Blend Fund and began to utilize the T. Rowe Price U.S. Treasury Money Fund rather than the State Street Institutional U.S. Government Money Market Fund for purposes of helping to manage cash flows into and out of the Fund and invest new purchases in accordance with the Fund’s target allocations, as well as for any tactical allocations to money market securities.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class M3
Shareholder Report [Line Items]
Fund Name	MassMutual Select T. Rowe Price Retirement 2050 Fund
Class Name	Class M3
Trading Symbol	MMDHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Select T. Rowe Price Retirement 2050 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M3	$128	1.12%

Expenses Paid, Amount	$ 128
Expense Ratio, Percent	1.12%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date 2050 Index:
• Glide path effect, defined as the total level of equity vs fixed income; specifically, higher relative equity exposure during the period contributed to relative performance
• Diversified fixed income allocations, particularly emerging markets bonds and long U.S. treasuries
• An overweight allocation to U.S. large-cap value
Top detractors to the Fund’s performance relative to the S&P Target Date 2050 Index:
• Stock selection within the underlying U.S. large-cap growth allocation
• Less large-cap exposure than the benchmark detracted from performance
• Emerging markets stock allocation

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	Since Inception (02/16/2018)
Class M3 - without sales charge	28.24	10.56	8.57
Russell 3000 Index[1]	35.19	15.26	13.36
S&P Target Date 2050 Index	28.68	11.06	9.26
[209]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 841,500,000
Holdings Count | $ / shares	9
Advisory Fees Paid, Amount	$ 6,345,017
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$841.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	9
Total Advisory Fees Paid During the Reporting Period	$6,345,017
Portfolio Turnover Rate	33%

Holdings [Text Block]

Sectors (% of Total Investments)
Equity Funds	97.9%
Fixed Income Funds	2.1%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
In May 2024, the Fund transitioned its investments in the MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, MassMutual Select T. Rowe Price Emerging Markets Bond Fund, and MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund to the T. Rowe Price U.S. Treasury Long-Term Index Fund, T. Rowe Price Emerging Markets Bond Fund, and T. Rowe Price Limited Duration Inflation Focused Bond Fund, respectively. The Fund also discontinued its investments in the MM S&P 500® Index Fund, and instead increased its neutral allocation to the MassMutual Select T. Rowe Price Large Cap Blend Fund and began to utilize the T. Rowe Price U.S. Treasury Money Fund rather than the State Street Institutional U.S. Government Money Market Fund for purposes of helping to manage cash flows into and out of the Fund and invest new purchases in accordance with the Fund’s target allocations, as well as for any tactical allocations to money market securities.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class I
Shareholder Report [Line Items]
Fund Name	MassMutual Select T. Rowe Price Retirement 2055 Fund
Class Name	Class I
Trading Symbol	MMDJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Select T. Rowe Price Retirement 2055 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$52	0.45%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date 2055 Index:
• Glide path effect, defined as the total level of equity vs fixed income; specifically, higher relative equity exposure during the period contributed to relative performance
• Diversified fixed income allocations, particularly emerging markets bonds and long U.S. treasuries
• An overweight allocation to U.S. large-cap value
Top detractors to the Fund’s performance relative to the S&P Target Date 2055 Index:
• Stock selection within the underlying U.S. large-cap growth allocation
• Performance was hurt due to holding less large-cap exposure than the benchmark
• Emerging markets stock allocation

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	Since Inception (02/16/2018)
Class I - without sales charge	29.26	11.31	9.29
Russell 3000 Index[1]	35.19	15.26	13.36
S&P Target Date 2055 Index	28.82	11.14	9.32
[210]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 359,900,000
Holdings Count | $ / shares	9
Advisory Fees Paid, Amount	$ 2,656,477
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$359.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	9
Total Advisory Fees Paid During the Reporting Period	$2,656,477
Portfolio Turnover Rate	41%

Holdings [Text Block]

Sectors (% of Total Investments)
Equity Funds	98.7%
Fixed Income Funds	1.3%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
In May 2024, the Fund transitioned its investments in the MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, MassMutual Select T. Rowe Price Emerging Markets Bond Fund, and MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund to the T. Rowe Price U.S. Treasury Long-Term Index Fund, T. Rowe Price Emerging Markets Bond Fund, and T. Rowe Price Limited Duration Inflation Focused Bond Fund, respectively. The Fund also discontinued its investments in the MM S&P 500® Index Fund, and instead increased its neutral allocation to the MassMutual Select T. Rowe Price Large Cap Blend Fund and began to utilize the T. Rowe Price U.S. Treasury Money Fund rather than the State Street Institutional U.S. Government Money Market Fund for purposes of helping to manage cash flows into and out of the Fund and invest new purchases in accordance with the Fund’s target allocations, as well as for any tactical allocations to money market securities.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class M5
Shareholder Report [Line Items]
Fund Name	MassMutual Select T. Rowe Price Retirement 2055 Fund
Class Name	Class M5
Trading Symbol	MMDKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Select T. Rowe Price Retirement 2055 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M5	$72	0.63%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date 2055 Index:
• Glide path effect, defined as the total level of equity vs fixed income; specifically, higher relative equity exposure during the period contributed to relative performance
• Diversified fixed income allocations, particularly emerging markets bonds and long U.S. treasuries
• An overweight allocation to U.S. large-cap value
Top detractors to the Fund’s performance relative to the S&P Target Date 2055 Index:
• Stock selection within the underlying U.S. large-cap growth allocation
• Performance was hurt due to holding less large-cap exposure than the benchmark
• Emerging markets stock allocation

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	Since Inception (02/16/2018)
Class M5 - without sales charge	29.09	11.12	9.12
Russell 3000 Index[1]	35.19	15.26	13.36
S&P Target Date 2055 Index	28.82	11.14	9.32
[211]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 359,900,000
Holdings Count | $ / shares	9
Advisory Fees Paid, Amount	$ 2,656,477
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$359.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	9
Total Advisory Fees Paid During the Reporting Period	$2,656,477
Portfolio Turnover Rate	41%

Holdings [Text Block]

Sectors (% of Total Investments)
Equity Funds	98.7%
Fixed Income Funds	1.3%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
In May 2024, the Fund transitioned its investments in the MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, MassMutual Select T. Rowe Price Emerging Markets Bond Fund, and MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund to the T. Rowe Price U.S. Treasury Long-Term Index Fund, T. Rowe Price Emerging Markets Bond Fund, and T. Rowe Price Limited Duration Inflation Focused Bond Fund, respectively. The Fund also discontinued its investments in the MM S&P 500® Index Fund, and instead increased its neutral allocation to the MassMutual Select T. Rowe Price Large Cap Blend Fund and began to utilize the T. Rowe Price U.S. Treasury Money Fund rather than the State Street Institutional U.S. Government Money Market Fund for purposes of helping to manage cash flows into and out of the Fund and invest new purchases in accordance with the Fund’s target allocations, as well as for any tactical allocations to money market securities.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class M4
Shareholder Report [Line Items]
Fund Name	MassMutual Select T. Rowe Price Retirement 2055 Fund
Class Name	Class M4
Trading Symbol	MMDMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Select T. Rowe Price Retirement 2055 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M4	$101	0.88%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date 2055 Index:
• Glide path effect, defined as the total level of equity vs fixed income; specifically, higher relative equity exposure during the period contributed to relative performance
• Diversified fixed income allocations, particularly emerging markets bonds and long U.S. treasuries
• An overweight allocation to U.S. large-cap value
Top detractors to the Fund’s performance relative to the S&P Target Date 2055 Index:
• Stock selection within the underlying U.S. large-cap growth allocation
• Performance was hurt due to holding less large-cap exposure than the benchmark
• Emerging markets stock allocation

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	Since Inception (02/16/2018)
Class M4 - without sales charge	28.73	10.83	8.84
Russell 3000 Index[1]	35.19	15.26	13.36
S&P Target Date 2055 Index	28.82	11.14	9.32
[212]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 359,900,000
Holdings Count | $ / shares	9
Advisory Fees Paid, Amount	$ 2,656,477
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$359.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	9
Total Advisory Fees Paid During the Reporting Period	$2,656,477
Portfolio Turnover Rate	41%

Holdings [Text Block]

Sectors (% of Total Investments)
Equity Funds	98.7%
Fixed Income Funds	1.3%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
In May 2024, the Fund transitioned its investments in the MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, MassMutual Select T. Rowe Price Emerging Markets Bond Fund, and MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund to the T. Rowe Price U.S. Treasury Long-Term Index Fund, T. Rowe Price Emerging Markets Bond Fund, and T. Rowe Price Limited Duration Inflation Focused Bond Fund, respectively. The Fund also discontinued its investments in the MM S&P 500® Index Fund, and instead increased its neutral allocation to the MassMutual Select T. Rowe Price Large Cap Blend Fund and began to utilize the T. Rowe Price U.S. Treasury Money Fund rather than the State Street Institutional U.S. Government Money Market Fund for purposes of helping to manage cash flows into and out of the Fund and invest new purchases in accordance with the Fund’s target allocations, as well as for any tactical allocations to money market securities.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class M3
Shareholder Report [Line Items]
Fund Name	MassMutual Select T. Rowe Price Retirement 2055 Fund
Class Name	Class M3
Trading Symbol	MMDOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Select T. Rowe Price Retirement 2055 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M3	$129	1.13%

Expenses Paid, Amount	$ 129
Expense Ratio, Percent	1.13%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date 2055 Index:
• Glide path effect, defined as the total level of equity vs fixed income; specifically, higher relative equity exposure during the period contributed to relative performance
• Diversified fixed income allocations, particularly emerging markets bonds and long U.S. treasuries
• An overweight allocation to U.S. large-cap value
Top detractors to the Fund’s performance relative to the S&P Target Date 2055 Index:
• Stock selection within the underlying U.S. large-cap growth allocation
• Performance was hurt due to holding less large-cap exposure than the benchmark
• Emerging markets stock allocation

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	Since Inception (02/16/2018)
Class M3 - without sales charge	28.43	10.55	8.57
Russell 3000 Index[1]	35.19	15.26	13.36
S&P Target Date 2055 Index	28.82	11.14	9.32
[213]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 359,900,000
Holdings Count | $ / shares	9
Advisory Fees Paid, Amount	$ 2,656,477
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$359.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	9
Total Advisory Fees Paid During the Reporting Period	$2,656,477
Portfolio Turnover Rate	41%

Holdings [Text Block]

Sectors (% of Total Investments)
Equity Funds	98.7%
Fixed Income Funds	1.3%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
In May 2024, the Fund transitioned its investments in the MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, MassMutual Select T. Rowe Price Emerging Markets Bond Fund, and MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund to the T. Rowe Price U.S. Treasury Long-Term Index Fund, T. Rowe Price Emerging Markets Bond Fund, and T. Rowe Price Limited Duration Inflation Focused Bond Fund, respectively. The Fund also discontinued its investments in the MM S&P 500® Index Fund, and instead increased its neutral allocation to the MassMutual Select T. Rowe Price Large Cap Blend Fund and began to utilize the T. Rowe Price U.S. Treasury Money Fund rather than the State Street Institutional U.S. Government Money Market Fund for purposes of helping to manage cash flows into and out of the Fund and invest new purchases in accordance with the Fund’s target allocations, as well as for any tactical allocations to money market securities.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class I
Shareholder Report [Line Items]
Fund Name	MassMutual Select T. Rowe Price Retirement 2060 Fund
Class Name	Class I
Trading Symbol	MMSKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Select T. Rowe Price Retirement 2060 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$52	0.45%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date 2060 Index:
• Glide path effect, defined as the total level of equity vs fixed income; specifically, higher relative equity exposure during the period contributed to relative performance
• Diversified fixed income allocations, particularly emerging markets bonds and long U.S. treasuries
• An overweight allocation to U.S. large-cap value
Top detractors to the Fund’s performance relative to the S&P Target Date 2060 Index:
• Stock selection within the underlying U.S. large-cap growth allocation
• Performance was hurt due to holding less large-cap exposure than the benchmark
• Emerging markets stock allocation

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	Since Inception (02/16/2018)
Class I - without sales charge	29.32	11.31	9.29
Russell 3000 Index[1]	35.19	15.26	13.36
S&P Target Date 2060 Index	28.90	11.18	9.36
[214]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 289,500,000
Holdings Count | $ / shares	9
Advisory Fees Paid, Amount	$ 1,822,025
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$289.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	9
Total Advisory Fees Paid During the Reporting Period	$1,822,025
Portfolio Turnover Rate	50%

Holdings [Text Block]

Sectors (% of Total Investments)
Equity Funds	98.7%
Fixed Income Funds	1.3%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
In May 2024, the Fund transitioned its investments in the MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, MassMutual Select T. Rowe Price Emerging Markets Bond Fund, and MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund to the T. Rowe Price U.S. Treasury Long-Term Index Fund, T. Rowe Price Emerging Markets Bond Fund, and T. Rowe Price Limited Duration Inflation Focused Bond Fund, respectively. The Fund also discontinued its investments in the MM S&P 500® Index Fund, and instead increased its neutral allocation to the MassMutual Select T. Rowe Price Large Cap Blend Fund and began to utilize the T. Rowe Price U.S. Treasury Money Fund rather than the State Street Institutional U.S. Government Money Market Fund for purposes of helping to manage cash flows into and out of the Fund and invest new purchases in accordance with the Fund’s target allocations, as well as for any tactical allocations to money market securities.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class M5
Shareholder Report [Line Items]
Fund Name	MassMutual Select T. Rowe Price Retirement 2060 Fund
Class Name	Class M5
Trading Symbol	MMSOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Select T. Rowe Price Retirement 2060 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M5	$72	0.63%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date 2060 Index:
• Glide path effect, defined as the total level of equity vs fixed income; specifically, higher relative equity exposure during the period contributed to relative performance
• Diversified fixed income allocations, particularly emerging markets bonds and long U.S. treasuries
• An overweight allocation to U.S. large-cap value
Top detractors to the Fund’s performance relative to the S&P Target Date 2060 Index:
• Stock selection within the underlying U.S. large-cap growth allocation
• Performance was hurt due to holding less large-cap exposure than the benchmark
• Emerging markets stock allocation

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	Since Inception (02/16/2018)
Class M5 - without sales charge	29.05	11.12	9.11
Russell 3000 Index[1]	35.19	15.26	13.36
S&P Target Date 2060 Index	28.90	11.18	9.36
[215]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 289,500,000
Holdings Count | $ / shares	9
Advisory Fees Paid, Amount	$ 1,822,025
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$289.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	9
Total Advisory Fees Paid During the Reporting Period	$1,822,025
Portfolio Turnover Rate	50%

Holdings [Text Block]

Sectors (% of Total Investments)
Equity Funds	98.7%
Fixed Income Funds	1.3%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
In May 2024, the Fund transitioned its investments in the MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, MassMutual Select T. Rowe Price Emerging Markets Bond Fund, and MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund to the T. Rowe Price U.S. Treasury Long-Term Index Fund, T. Rowe Price Emerging Markets Bond Fund, and T. Rowe Price Limited Duration Inflation Focused Bond Fund, respectively. The Fund also discontinued its investments in the MM S&P 500® Index Fund, and instead increased its neutral allocation to the MassMutual Select T. Rowe Price Large Cap Blend Fund and began to utilize the T. Rowe Price U.S. Treasury Money Fund rather than the State Street Institutional U.S. Government Money Market Fund for purposes of helping to manage cash flows into and out of the Fund and invest new purchases in accordance with the Fund’s target allocations, as well as for any tactical allocations to money market securities.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class M4
Shareholder Report [Line Items]
Fund Name	MassMutual Select T. Rowe Price Retirement 2060 Fund
Class Name	Class M4
Trading Symbol	MMSGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Select T. Rowe Price Retirement 2060 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M4	$101	0.88%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date 2060 Index:
• Glide path effect, defined as the total level of equity vs fixed income; specifically, higher relative equity exposure during the period contributed to relative performance
• Diversified fixed income allocations, particularly emerging markets bonds and long U.S. treasuries
• An overweight allocation to U.S. large-cap value
Top detractors to the Fund’s performance relative to the S&P Target Date 2060 Index:
• Stock selection within the underlying U.S. large-cap growth allocation
• Performance was hurt due to holding less large-cap exposure than the benchmark
• Emerging markets stock allocation

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	Since Inception (02/16/2018)
Class M4 - without sales charge	28.78	10.83	8.84
Russell 3000 Index[1]	35.19	15.26	13.36
S&P Target Date 2060 Index	28.90	11.18	9.36
[216]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 289,500,000
Holdings Count | $ / shares	9
Advisory Fees Paid, Amount	$ 1,822,025
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$289.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	9
Total Advisory Fees Paid During the Reporting Period	$1,822,025
Portfolio Turnover Rate	50%

Holdings [Text Block]

Sectors (% of Total Investments)
Equity Funds	98.7%
Fixed Income Funds	1.3%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
In May 2024, the Fund transitioned its investments in the MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, MassMutual Select T. Rowe Price Emerging Markets Bond Fund, and MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund to the T. Rowe Price U.S. Treasury Long-Term Index Fund, T. Rowe Price Emerging Markets Bond Fund, and T. Rowe Price Limited Duration Inflation Focused Bond Fund, respectively. The Fund also discontinued its investments in the MM S&P 500® Index Fund, and instead increased its neutral allocation to the MassMutual Select T. Rowe Price Large Cap Blend Fund and began to utilize the T. Rowe Price U.S. Treasury Money Fund rather than the State Street Institutional U.S. Government Money Market Fund for purposes of helping to manage cash flows into and out of the Fund and invest new purchases in accordance with the Fund’s target allocations, as well as for any tactical allocations to money market securities.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class M3
Shareholder Report [Line Items]
Fund Name	MassMutual Select T. Rowe Price Retirement 2060 Fund
Class Name	Class M3
Trading Symbol	MMSVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Select T. Rowe Price Retirement 2060 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M3	$129	1.13%

Expenses Paid, Amount	$ 129
Expense Ratio, Percent	1.13%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date 2060 Index:
• Glide path effect, defined as the total level of equity vs fixed income; specifically, higher relative equity exposure during the period contributed to relative performance
• Diversified fixed income allocations, particularly emerging markets bonds and long U.S. treasuries
• An overweight allocation to U.S. large-cap value
Top detractors to the Fund’s performance relative to the S&P Target Date 2060 Index:
• Stock selection within the underlying U.S. large-cap growth allocation
• Performance was hurt due to holding less large-cap exposure than the benchmark
• Emerging markets stock allocation

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	Since Inception (02/16/2018)
Class M3 - without sales charge	28.41	10.56	8.57
Russell 3000 Index[1]	35.19	15.26	13.36
S&P Target Date 2060 Index	28.90	11.18	9.36
[217]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 289,500,000
Holdings Count | $ / shares	9
Advisory Fees Paid, Amount	$ 1,822,025
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$289.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	9
Total Advisory Fees Paid During the Reporting Period	$1,822,025
Portfolio Turnover Rate	50%

Holdings [Text Block]

Sectors (% of Total Investments)
Equity Funds	98.7%
Fixed Income Funds	1.3%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
In May 2024, the Fund transitioned its investments in the MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, MassMutual Select T. Rowe Price Emerging Markets Bond Fund, and MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund to the T. Rowe Price U.S. Treasury Long-Term Index Fund, T. Rowe Price Emerging Markets Bond Fund, and T. Rowe Price Limited Duration Inflation Focused Bond Fund, respectively. The Fund also discontinued its investments in the MM S&P 500® Index Fund, and instead increased its neutral allocation to the MassMutual Select T. Rowe Price Large Cap Blend Fund and began to utilize the T. Rowe Price U.S. Treasury Money Fund rather than the State Street Institutional U.S. Government Money Market Fund for purposes of helping to manage cash flows into and out of the Fund and invest new purchases in accordance with the Fund’s target allocations, as well as for any tactical allocations to money market securities.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class I
Shareholder Report [Line Items]
Fund Name	MassMutual Select T. Rowe Price Retirement 2065 Fund
Class Name	Class I
Trading Symbol	MMZIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Select T. Rowe Price Retirement 2065 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$51	0.45%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date 2065+ Index:
• Glide path effect, defined as the total level of equity vs fixed income; specifically, higher relative equity exposure during the period contributed to relative performance
• Diversified fixed income allocations, particularly emerging markets bonds and long U.S. treasuries
• An overweight allocation to U.S. large-cap value
Top detractors to the Fund’s performance relative to the S&P Target Date 2065+ Index:
• Stock selection within the underlying U.S. large-cap growth allocation
• Performance was hurt due to holding less large-cap exposure than the benchmark
• Emerging markets stock allocation

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	Since Inception (02/01/2023)
Class I - without sales charge	28.56	16.97
Russell 3000 Index[1]	35.19	23.53
S&P Target Date 2065+ Index	29.29	17.49
[218]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 4,200,000
Holdings Count | $ / shares	9
Advisory Fees Paid, Amount	$ 24,172
Investment Company Portfolio Turnover	82.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$4.2
Total Number of Portfolio Holdings (includes derivative positions, if any)	9
Total Advisory Fees Paid During the Reporting Period	$24,172
Portfolio Turnover Rate	82%

Holdings [Text Block]

Sectors (% of Total Investments)
Equity Funds	98.6%
Fixed Income Funds	1.4%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
In May 2024, the Fund transitioned its investments in the MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, MassMutual Select T. Rowe Price Emerging Markets Bond Fund, and MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund to the T. Rowe Price U.S. Treasury Long-Term Index Fund, T. Rowe Price Emerging Markets Bond Fund, and T. Rowe Price Limited Duration Inflation Focused Bond Fund, respectively. The Fund also discontinued its investments in the MM S&P 500® Index Fund, and instead increased its neutral allocation to the MassMutual Select T. Rowe Price Large Cap Blend Fund and began to utilize the T. Rowe Price U.S. Treasury Money Fund rather than the State Street Institutional U.S. Government Money Market Fund for purposes of helping to manage cash flows into and out of the Fund and invest new purchases in accordance with the Fund’s target allocations, as well as for any tactical allocations to money market securities.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class M5
Shareholder Report [Line Items]
Fund Name	MassMutual Select T. Rowe Price Retirement 2065 Fund
Class Name	Class M5
Trading Symbol	MMZLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Select T. Rowe Price Retirement 2065 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M5	$72	0.63%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date 2065+ Index:
• Glide path effect, defined as the total level of equity vs fixed income; specifically, higher relative equity exposure during the period contributed to relative performance
• Diversified fixed income allocations, particularly emerging markets bonds and long U.S. treasuries
• An overweight allocation to U.S. large-cap value
Top detractors to the Fund’s performance relative to the S&P Target Date 2065+ Index:
• Stock selection within the underlying U.S. large-cap growth allocation
• Performance was hurt due to holding less large-cap exposure than the benchmark
• Emerging markets stock allocation

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	Since Inception (02/01/2023)
Class M5 - without sales charge	28.36	16.78
Russell 3000 Index[1]	35.19	23.53
S&P Target Date 2065+ Index	29.29	17.49
[219]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 4,200,000
Holdings Count | $ / shares	9
Advisory Fees Paid, Amount	$ 24,172
Investment Company Portfolio Turnover	82.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$4.2
Total Number of Portfolio Holdings (includes derivative positions, if any)	9
Total Advisory Fees Paid During the Reporting Period	$24,172
Portfolio Turnover Rate	82%

Holdings [Text Block]

Sectors (% of Total Investments)
Equity Funds	98.6%
Fixed Income Funds	1.4%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
In May 2024, the Fund transitioned its investments in the MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, MassMutual Select T. Rowe Price Emerging Markets Bond Fund, and MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund to the T. Rowe Price U.S. Treasury Long-Term Index Fund, T. Rowe Price Emerging Markets Bond Fund, and T. Rowe Price Limited Duration Inflation Focused Bond Fund, respectively. The Fund also discontinued its investments in the MM S&P 500® Index Fund, and instead increased its neutral allocation to the MassMutual Select T. Rowe Price Large Cap Blend Fund and began to utilize the T. Rowe Price U.S. Treasury Money Fund rather than the State Street Institutional U.S. Government Money Market Fund for purposes of helping to manage cash flows into and out of the Fund and invest new purchases in accordance with the Fund’s target allocations, as well as for any tactical allocations to money market securities.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class M4
Shareholder Report [Line Items]
Fund Name	MassMutual Select T. Rowe Price Retirement 2065 Fund
Class Name	Class M4
Trading Symbol	MMZKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Select T. Rowe Price Retirement 2065 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M4	$100	0.88%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date 2065+ Index:
• Glide path effect, defined as the total level of equity vs fixed income; specifically, higher relative equity exposure during the period contributed to relative performance
• Diversified fixed income allocations, particularly emerging markets bonds and long U.S. treasuries
• An overweight allocation to U.S. large-cap value
Top detractors to the Fund’s performance relative to the S&P Target Date 2065+ Index:
• Stock selection within the underlying U.S. large-cap growth allocation
• Performance was hurt due to holding less large-cap exposure than the benchmark
• Emerging markets stock allocation

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	Since Inception (02/01/2023)
Class M4 - without sales charge	27.97	16.43
Russell 3000 Index[1]	35.19	23.53
S&P Target Date 2065+ Index	29.29	17.49
[220]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 4,200,000
Holdings Count | $ / shares	9
Advisory Fees Paid, Amount	$ 24,172
Investment Company Portfolio Turnover	82.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$4.2
Total Number of Portfolio Holdings (includes derivative positions, if any)	9
Total Advisory Fees Paid During the Reporting Period	$24,172
Portfolio Turnover Rate	82%

Holdings [Text Block]

Sectors (% of Total Investments)
Equity Funds	98.6%
Fixed Income Funds	1.4%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
In May 2024, the Fund transitioned its investments in the MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, MassMutual Select T. Rowe Price Emerging Markets Bond Fund, and MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund to the T. Rowe Price U.S. Treasury Long-Term Index Fund, T. Rowe Price Emerging Markets Bond Fund, and T. Rowe Price Limited Duration Inflation Focused Bond Fund, respectively. The Fund also discontinued its investments in the MM S&P 500® Index Fund, and instead increased its neutral allocation to the MassMutual Select T. Rowe Price Large Cap Blend Fund and began to utilize the T. Rowe Price U.S. Treasury Money Fund rather than the State Street Institutional U.S. Government Money Market Fund for purposes of helping to manage cash flows into and out of the Fund and invest new purchases in accordance with the Fund’s target allocations, as well as for any tactical allocations to money market securities.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class M3
Shareholder Report [Line Items]
Fund Name	MassMutual Select T. Rowe Price Retirement 2065 Fund
Class Name	Class M3
Trading Symbol	MMZJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Select T. Rowe Price Retirement 2065 Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M3	$129	1.13%

Expenses Paid, Amount	$ 129
Expense Ratio, Percent	1.13%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the S&P Target Date 2065+ Index:
• Glide path effect, defined as the total level of equity vs fixed income; specifically, higher relative equity exposure during the period contributed to relative performance
• Diversified fixed income allocations, particularly emerging markets bonds and long U.S. treasuries
• An overweight allocation to U.S. large-cap value
Top detractors to the Fund’s performance relative to the S&P Target Date 2065+ Index:
• Stock selection within the underlying U.S. large-cap growth allocation
• Performance was hurt due to holding less large-cap exposure than the benchmark
• Emerging markets stock allocation

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	Since Inception (02/01/2023)
Class M3 - without sales charge	27.71	16.15
Russell 3000 Index[1]	35.19	23.53
S&P Target Date 2065+ Index	29.29	17.49
[221]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 4,200,000
Holdings Count | $ / shares	9
Advisory Fees Paid, Amount	$ 24,172
Investment Company Portfolio Turnover	82.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$4.2
Total Number of Portfolio Holdings (includes derivative positions, if any)	9
Total Advisory Fees Paid During the Reporting Period	$24,172
Portfolio Turnover Rate	82%

Holdings [Text Block]

Sectors (% of Total Investments)
Equity Funds	98.6%
Fixed Income Funds	1.4%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
In May 2024, the Fund transitioned its investments in the MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, MassMutual Select T. Rowe Price Emerging Markets Bond Fund, and MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund to the T. Rowe Price U.S. Treasury Long-Term Index Fund, T. Rowe Price Emerging Markets Bond Fund, and T. Rowe Price Limited Duration Inflation Focused Bond Fund, respectively. The Fund also discontinued its investments in the MM S&P 500® Index Fund, and instead increased its neutral allocation to the MassMutual Select T. Rowe Price Large Cap Blend Fund and began to utilize the T. Rowe Price U.S. Treasury Money Fund rather than the State Street Institutional U.S. Government Money Market Fund for purposes of helping to manage cash flows into and out of the Fund and invest new purchases in accordance with the Fund’s target allocations, as well as for any tactical allocations to money market securities.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class I
Shareholder Report [Line Items]
Fund Name	MM Equity Asset Fund
Class Name	Class I
Trading Symbol	MSEJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MM Equity Asset Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$31	0.26%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.26%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the S&P 500® Index:
• Stock selection within the consumer discretionary sector
• Stock selection within the information technology sector where an overweight allocation to NVIDIA Corp was particularly impactful
• Stock selection within the industrials sector
Top detractors to the Fund’s performance relative to the S&P 500 Index:
• Stock selection within the materials sector
• Stock selection within the communication services sector
• A modest allocation to cash was a detractor as the index advanced sharply in the period

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	Since Inception (09/15/2016)
Class I - without sales charge	37.04	17.40	14.79
S&P 500 Index	36.35	15.98	15.19

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 317,500,000
Holdings Count | $ / shares	166
Advisory Fees Paid, Amount	$ 553,186
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$317.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	166
Total Advisory Fees Paid During the Reporting Period	$553,186
Portfolio Turnover Rate	29%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Microsoft Corp.	7.3%
Apple, Inc.	7.2%
NVIDIA Corp.	6.6%
Amazon.com, Inc.	4.0%
Meta Platforms, Inc. Class A	2.9%
Alphabet, Inc. Class A	2.0%
Mastercard, Inc. Class A	1.6%
UnitedHealth Group, Inc.	1.6%
Alphabet, Inc. Class C	1.5%
Berkshire Hathaway, Inc. Class B	1.4%

Sectors (% of Total Investments)
Information Technology	31.1%
Financials	12.9%
Consumer Discretionary	11.7%
Health Care	11.5%
Industrials	8.9%
Communication Services	7.9%
Consumer Staples	4.7%
Energy	3.3%
Utilities	2.5%
Real Estate	2.2%
Materials	2.0%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
On or about January 24, 2025 (the “Termination Date”), the Fund is expected to be dissolved pursuant to a Plan of Liquidation and Termination approved by its Board of Trustees, and shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class I
Shareholder Report [Line Items]
Fund Name	MassMutual Select T. Rowe Price Bond Asset Fund
Class Name	Class I
Trading Symbol	MMBEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Select T. Rowe Price Bond Asset Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$0	0%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the Bloomberg U.S. Aggregate Bond Index:
• The U.S. dollar-hedged international bond allocation outperformed and was one of the largest positive contributors
• Corporate credit contributed to performance. Credit spreads tightened meaningfully as investor risk sentiment remained mostly supported with increased demand for attractive yield
Top detractors to the Fund’s performance relative to the Bloomberg U.S. Aggregate Bond Index:
• The U.S. core bond allocation, specifically interest rate management, as a result of yield curve positioning
• Currency management detracted with the Fund’s short position in the Chinese Renminbi and long posture in the Mexican Peso weighing in relative returns

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	Since Inception (02/09/2018)
Class I - without sales charge	11.17	0.40	1.69
Bloomberg U.S. Aggregate Bond Index	11.57	0.33	1.77

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 524,400,000
Holdings Count | $ / shares	1,501
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	171.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$524.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	1,501
Total Advisory Fees Paid During the Reporting Period	$0
Portfolio Turnover Rate	171%

Holdings [Text Block]

Portfolio Characteristics (% of Total Investments)
Corporate Debt	25.3%
U.S. Treasury Obligations	21.4%
U.S. Government Agency Obligations and Instrumentalities	19.4%
Sovereign Debt Obligations	17.4%
Non-U.S. Government Agency Obligations	8.4%
Mutual Fund	3.8%
U.S. Treasury Bills	2.2%
Bank Loans	1.3%
Repurchase Agreement	0.2%
Investment of Cash Collateral from Securities Loaned	0.2%

Largest Countries (% of Total Investments)
United States	64.4%
Japan	2.6%
United Kingdom	2.6%
Canada	1.8%
China	1.7%
Cayman Islands	1.7%
Germany	1.6%
Spain	1.5%
Mexico	1.3%
Italy	1.2%

Class I
Shareholder Report [Line Items]
Fund Name	MassMutual Select T. Rowe Price Large Cap Blend Fund
Class Name	Class I
Trading Symbol	MMLRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Select T. Rowe Price Large Cap Blend Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$0	0%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell 1000® Index:
• Stock selection in the information technology sector, driven by positioning in the semiconductors and semiconductor equipment industry
• Stock selection in the consumer discretionary sector, led by positioning in the automobiles industry
• Stock selection in the health care sector, driven by holdings in health care providers and services companies
Top detractors to the Fund’s performance relative to the Russell 1000 Index:
• Stock selection and an overweight allocation to the energy sector
• Stock selection and an overweight allocation in financials
• Stock selection and an overweight allocation to the energy sector and selection within the industrials and business services sector

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	Since Inception (02/09/2018)
Class I - without sales charge	36.21	14.76	13.22
S&P 500 Index[1]	36.35	15.98	14.14
Russell 1000 Index	35.68	15.64	13.84
[222]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 2,456,800,000
Holdings Count | $ / shares	561
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	70.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$2,456.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	561
Total Advisory Fees Paid During the Reporting Period	$0
Portfolio Turnover Rate	70%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Apple, Inc.	7.0%
Microsoft Corp.	6.3%
NVIDIA Corp.	5.6%
Amazon.com, Inc.	3.8%
Meta Platforms, Inc. Class A	2.1%
Alphabet, Inc. Class A	2.1%
UnitedHealth Group, Inc.	1.8%
Eli Lilly & Co.	1.6%
Visa, Inc. Class A	1.6%
JP Morgan Chase & Co.	1.6%

Sectors (% of Total Investments)
Information Technology	28.8%
Health Care	13.6%
Financials	13.3%
Consumer Discretionary	10.0%
Industrials	9.3%
Communication Services	7.8%
Consumer Staples	6.2%
Energy	4.5%
Materials	3.0%
Utilities	2.2%
Real Estate	1.3%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective May 10, 2024, T. Rowe Price International Ltd was added as a sub-subadviser to the Fund.
Effective May 10, 2024, the Fund’s Principal Investment Strategies were updated to reflect that the Fund expects to allocate a portion of its assets to a passively managed strategy that uses a full replication approach to invest substantially all of the strategy’s assets in all of the stocks in the strategy’s index (currently the S&P 500 Index) in proportion to each stock’s weighting in the index. The Fund’s Principal Risks were also updated to include Indexing Risk and Passive Management Risk.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class I
Shareholder Report [Line Items]
Fund Name	MassMutual Select T. Rowe Price Real Assets Fund
Class Name	Class I
Trading Symbol	MMRFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Select T. Rowe Price Real Assets Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$0	0%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
The overall equity REIT market, as measured by the FTSE NAREIT All Equity REITs Index, delivered strong positive results during the trailing 1-year period, but trailed broad equity markets as measured by the MSCI All Country World Index. The lagging performance was largely driven by the twin headwinds of high interest rates and the lingering impacts of COVID-19.
The health care, office, self-storage, and retail sectors of the REIT market displayed the largest gains in the benchmark. Meanwhile, industrial, single-family residential, and hotel and resort REITS were the largest laggards in the period relative to broad equity markets. The single best quarter of performance during the period was the third quarter of 2024, which aligns with the first period in which the market witnessed the Federal Reserve cut rates by 50bps. Given the REIT total returns typically have a negative correlation to interest rates, Management believes that there is an opportunity for stronger performance going forward, assuming continued interest rate cuts.
Top contributors to the Fund’s performance relative to the MSCI ACWI:
• Stock selection within the global metals and mining sector
• Simon Property Group, Welltower, and Public Storage were among the largest positive contributors
Top detractors to the Fund’s performance relative to the MSCI ACWI:
• Stock selection within the real estate sector, driven particularly by holdings in U.S. real estate
• The Fund’s use of derivatives. Specifically, multi-asset overlays, which the Fund employs to efficiently implement desired positions. The Fund held currency forwards, index futures, warrants, interest rate futures, and rights. The estimated return impact from employing currency forwards was -12 bps, +34 bps from futures, -2 bps from options, a negligible return impact from rights and -3 bps from swaps

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	Since Inception (02/09/2018)
Class I - without sales charge	21.90	8.98	7.75
MSCI ACWI	31.76	12.19	9.86

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 320,600,000
Holdings Count | $ / shares	308
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$320.6
Total Number of Portfolio Holdings (includes derivative positions, if any)	308
Total Advisory Fees Paid During the Reporting Period	$0
Portfolio Turnover Rate	55%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
BHP Group Ltd.	3.1%
Equinix, Inc.	2.8%
Prologis, Inc.	2.7%
Public Storage	2.2%
Freeport-McMoRan, Inc.	1.8%
Exxon Mobil Corp.	1.8%
Welltower, Inc.	1.7%
American Tower Corp.	1.6%
Simon Property Group, Inc.	1.5%
Glencore PLC	1.4%

Sectors (% of Total Investments)
Real Estate	38.4%
Materials	36.7%
Energy	17.0%
Industrials	1.6%
Exchange Traded Funds	1.5%
Utilities	1.0%
Consumer Discretionary	0.8%
Communication Services	0.3%
Information Technology	0.2%
Mutual Funds	0.1%

Largest Countries (% of Total Investments)
United States	60.6%
Canada	10.8%
Australia	7.8%
South Africa	2.5%
Brazil	2.5%
Japan	2.5%
United Kingdom	2.0%
France	1.4%
Mexico	0.8%
India	0.6%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective January 1, 2024, T. Rowe Price Australia Limited replaced T. Rowe Price Japan, Inc. as a sub-subadviser to the Fund.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class I
Shareholder Report [Line Items]
Fund Name	MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund
Class Name	Class I
Trading Symbol	MMBUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$0	0%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell 2500™ Index:
• Stock selection within the energy sector, driven by holdings in the oil, gas, and consumable fuels industry
• Stock selection within the consumer discretionary sector, led by holdings in the automobile components industry
• Stock selection within the information technology sector, led by holdings in the technology hardware, storage, and peripherals industry
Top detractors to the Fund’s performance relative to the Russell 2500 Index:
• Stock selection in the industrials and business services sector, driven by holdings in the trading companies and distributors industry
• Stock selection and an overweight to the health care sector

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	Since Inception (02/09/2018)
Class I - without sales charge	25.89	11.39	11.01
Russell 3000 Index[1]	35.19	15.26	13.44
Russell 2500 Index	26.17	10.43	8.95
[223]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 625,000,000.0
Holdings Count | $ / shares	735
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$625.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	735
Total Advisory Fees Paid During the Reporting Period	$0
Portfolio Turnover Rate	42%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
TechnipFMC PLC	1.1%
Esab Corp.	1.0%
Corning, Inc.	0.8%
Corpay, Inc.	0.8%
Marvell Technology, Inc.	0.8%
Saia, Inc.	0.8%
Hologic, Inc.	0.8%
Select Medical Holdings Corp.	0.7%
Veeva Systems, Inc. Class A	0.7%
Trade Desk, Inc. Class A	0.7%

Sectors (% of Total Investments)
Industrials	17.7%
Health Care	17.0%
Information Technology	14.8%
Financials	14.7%
Consumer Discretionary	9.2%
Energy	5.3%
Materials	5.1%
Real Estate	5.0%
Consumer Staples	3.3%
Utilities	3.0%
Communication Services	2.6%
Semiconductors	0.1%

[1]
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell 1000 Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 1000 Value Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[2]
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell 1000 Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 1000 Value Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[3]
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell 1000 Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 1000 Value Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[4]
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell 1000 Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 1000 Value Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[5]
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell 1000 Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 1000 Value Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[6]
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell 1000 Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 1000 Value Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[7]
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell 1000 Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 1000 Value Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[8]
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell 1000 Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 1000 Value Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[9]
1	Effective July 24, 2024, the S&P 500 Index replaced the Russell 1000 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 1000 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[10]
1	Effective July 24, 2024, the S&P 500 Index replaced the Russell 1000 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 1000 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[11]
1	Effective July 24, 2024, the S&P 500 Index replaced the Russell 1000 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 1000 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[12]
1	Effective July 24, 2024, the S&P 500 Index replaced the Russell 1000 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 1000 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[13]
1	Effective July 24, 2024, the S&P 500 Index replaced the Russell 1000 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 1000 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[14]
1	Effective July 24, 2024, the S&P 500 Index replaced the Russell 1000 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 1000 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[15]
1	Effective July 24, 2024, the S&P 500 Index replaced the Russell 1000 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 1000 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[16]
1	Effective July 24, 2024, the S&P 500 Index replaced the Russell 1000 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 1000 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[17]
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell 1000 Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 1000 Growth Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[18]
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell 1000 Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 1000 Growth Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[19]
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell 1000 Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 1000 Growth Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[20]
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell 1000 Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 1000 Growth Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[21]
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell 1000 Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 1000 Growth Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[22]
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell 1000 Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 1000 Growth Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[23]
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell 1000 Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 1000 Growth Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[24]
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell 1000 Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 1000 Growth Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[25]
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell Midcap Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell Midcap Value Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[26]
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell Midcap Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell Midcap Value Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[27]
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell Midcap Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell Midcap Value Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[28]
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell Midcap Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell Midcap Value Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[29]
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell Midcap Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell Midcap Value Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[30]
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell Midcap Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell Midcap Value Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[31]
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell Midcap Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell Midcap Value Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[32]
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell Midcap Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell Midcap Value Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[33]
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell 2000 Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 2000 Value Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[34]
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell 2000 Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 2000 Value Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[35]
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell 2000 Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 2000 Value Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[36]
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell 2000 Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 2000 Value Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[37]
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell 2000 Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 2000 Value Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[38]
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell 2000 Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 2000 Value Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[39]
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell 2000 Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 2000 Value Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[40]
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell 2000 Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 2000 Value Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[41]
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell 2000 Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 2000 Value Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[42]
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell 2000 Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 2000 Value Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[43]
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell 2000 Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 2000 Value Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[44]
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell 2000 Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 2000 Value Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[45]
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell 2000 Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 2000 Value Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[46]
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell 2000 Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 2000 Value Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[47]
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell 2000 Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 2000 Value Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[48]
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell 2000 Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 2000 Value Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[49]
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell Midcap Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell Midcap Growth Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[50]
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell Midcap Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell Midcap Growth Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[51]
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell Midcap Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell Midcap Growth Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[52]
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell Midcap Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell Midcap Growth Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[53]
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell Midcap Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell Midcap Growth Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[54]
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell Midcap Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell Midcap Growth Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[55]
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell Midcap Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell Midcap Growth Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[56]
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell Midcap Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell Midcap Growth Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[57]
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell 2000 Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 2000 Growth Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[58]
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell 2000 Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 2000 Growth Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[59]
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell 2000 Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 2000 Growth Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[60]
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell 2000 Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 2000 Growth Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[61]
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell 2000 Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 2000 Growth Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[62]
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell 2000 Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 2000 Growth Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[63]
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell 2000 Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 2000 Growth Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[64]
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell 2000 Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 2000 Growth Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[65]
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the S&P 500 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements.

[66]
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the S&P 500 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements.

[67]
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the S&P 500 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements.

[68]
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the S&P 500 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements.

[69]
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the S&P 500 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements.

[70]
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the S&P 500 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements.

[71]
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the S&P 500 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements.

[72]
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the S&P 500 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements.

[73]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P 500 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements.

[74]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P 500 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements.

[75]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P 500 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements.

[76]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P 500 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements.

[77]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P 500 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements.

[78]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P 500 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements.

[79]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P 500 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements.

[80]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P 500 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements.

[81]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P 500 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements.

[82]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P 500 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements.

[83]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P 500 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements.

[84]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P 500 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements.

[85]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P 500 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements.

[86]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P 500 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements.

[87]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P 500 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements.

[88]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P 500 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements.

[89]
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the S&P Target Date Retirement Income Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date Retirement Income Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[90]
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the S&P Target Date Retirement Income Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date Retirement Income Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[91]
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the S&P Target Date Retirement Income Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date Retirement Income Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[92]
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the S&P Target Date Retirement Income Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date Retirement Income Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[93]
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the S&P Target Date Retirement Income Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date Retirement Income Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[94]
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the S&P Target Date Retirement Income Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date Retirement Income Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[95]
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the S&P Target Date Retirement Income Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date Retirement Income Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[96]
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the S&P Target Date 2020 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2020 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[97]
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the S&P Target Date 2020 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2020 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[98]
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the S&P Target Date 2020 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2020 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[99]
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the S&P Target Date 2020 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2020 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[100]
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the S&P Target Date 2020 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2020 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[101]
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the S&P Target Date 2020 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2020 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[102]
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the S&P Target Date 2020 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2020 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[103]
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the S&P Target Date 2025 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2025 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[104]
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the S&P Target Date 2025 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2025 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[105]
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the S&P Target Date 2025 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2025 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[106]
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the S&P Target Date 2025 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2025 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[107]
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the S&P Target Date 2025 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2025 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[108]
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the S&P Target Date 2025 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2025 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[109]
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the S&P Target Date 2025 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2025 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[110]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2030 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2030 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[111]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2030 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2030 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[112]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2030 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2030 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[113]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2030 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2030 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[114]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2030 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2030 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[115]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2030 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2030 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[116]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2030 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2030 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[117]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2035 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2035 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[118]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2035 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2035 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[119]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2035 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2035 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[120]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2035 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2035 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[121]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2035 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2035 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[122]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2035 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2035 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[123]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2035 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2035 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[124]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2040 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2040 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[125]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2040 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2040 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[126]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2040 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2040 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[127]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2040 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2040 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[128]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2040 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2040 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[129]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2040 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2040 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[130]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2040 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2040 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[131]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2045 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2045 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[132]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2045 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2045 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[133]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2045 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2045 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[134]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2045 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2045 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[135]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2045 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2045 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[136]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2045 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2045 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[137]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2045 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2045 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[138]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2050 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2050 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[139]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2050 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2050 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[140]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2050 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2050 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[141]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2050 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2050 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[142]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2050 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2050 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[143]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2050 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2050 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[144]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2050 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2050 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[145]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2055 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2055 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[146]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2055 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2055 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[147]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2055 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2055 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[148]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2055 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2055 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[149]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2055 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2055 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[150]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2055 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2055 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[151]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2055 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2055 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[152]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2060 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2060 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[153]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2060 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2060 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[154]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2060 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2060 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[155]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2060 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2060 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[156]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2060 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2060 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[157]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2060 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2060 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[158]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2060 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2060 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[159]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2065+ Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2065+ Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[160]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2065+ Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2065+ Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[161]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2065+ Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2065+ Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[162]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2065+ Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2065+ Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[163]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2065+ Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2065+ Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[164]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2065+ Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2065+ Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[165]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2065+ Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2065+ Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[166]
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the S&P Target Date Retirement Income Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date Retirement Income Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[167]
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the S&P Target Date Retirement Income Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date Retirement Income Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[168]
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the S&P Target Date Retirement Income Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date Retirement Income Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[169]
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the S&P Target Date Retirement Income Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date Retirement Income Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[170]
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the S&P Target Date Retirement Income Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date Retirement Income Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[171]
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the S&P Target Date Retirement Income Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date Retirement Income Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[172]
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the S&P Target Date Retirement Income Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date Retirement Income Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[173]
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the S&P Target Date Retirement Income Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date Retirement Income Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[174]
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the S&P Target Date 2010 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2010 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[175]
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the S&P Target Date 2010 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2010 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[176]
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the S&P Target Date 2010 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2010 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[177]
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the S&P Target Date 2010 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2010 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[178]
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the S&P Target Date 2015 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2015 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[179]
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the S&P Target Date 2015 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2015 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[180]
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the S&P Target Date 2015 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2015 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[181]
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the S&P Target Date 2015 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2015 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[182]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2020 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2020 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[183]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2020 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2020 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[184]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2020 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2020 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[185]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2020 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2020 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[186]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2025 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2025 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[187]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2025 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2025 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[188]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2025 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2025 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[189]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2025 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2025 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[190]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2030 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2030 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[191]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2030 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2030 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[192]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2030 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2030 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[193]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2030 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2030 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[194]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2035 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2035 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[195]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2035 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2035 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[196]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2035 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2035 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[197]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2035 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2035 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[198]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2040 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2040 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[199]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2040 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2040 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[200]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2040 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2040 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[201]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2040 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2040 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[202]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2045 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2045 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[203]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2045 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2045 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[204]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2045 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2045 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[205]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2045 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2045 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[206]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2050 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2050 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[207]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2050 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2050 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[208]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2050 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2050 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[209]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2050 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2050 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[210]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2055 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2055 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[211]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2055 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2055 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[212]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2055 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2055 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[213]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2055 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2055 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[214]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2060 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2060 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[215]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2060 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2060 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[216]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2060 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2060 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[217]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2060 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2060 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[218]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2065+ Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2065+ Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[219]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2065+ Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2065+ Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[220]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2065+ Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2065+ Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[221]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2065+ Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2065+ Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[222]
1	Effective July 24, 2024, the S&P 500 Index replaced the Russell 1000 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 1000 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[223]
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell 2500 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 2500 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.